UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller, Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 35

Item 1.	Reports to Stockholders

[Attached EDGARIZED SEMI ANNUAL REPORT]

June 30, 2009 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

# Semi-Annual Reports

Optimized to contain one or more of the following:*

**Northwestern Mutual Series Fund, Inc.**

**Fidelity® VIP Mid Cap Portfolio Service Class 2**

**Fidelity® VIP Contrafund® Portfolio Service Class 2**

**Neuberger Berman AMT Socially Responsive Fund**

**Russell Investment Funds**

**Russell Investment Funds – LifePoints® Variable Target Portfolio Series**

*See Table of Contents for more information and a list of Prospectus supplements and shareholder notices included herein.

Flexible Payment Variable Annuity Account A

Flexible Payment Variable Annuity Account A (Fee Based)

Flexible Payment Variable Annuity Account B

Flexible Payment Variable Annuity Account B (Fee Based)

Group Combination Annuity Account C

Flexible Payment Variable Annuity Account C (Network Edition)

14-1558 (0107) (REV 0709)

Northwestern Mutual®

How To Get More Information

Northwestern Mutual Express:

1-800-519-4665

For eligible owners, get up-to-date information about your contract at your convenience with your Contract number and your Personal Identification Number (PIN). Call toll-free to review contract values and unit values, transfer among investment options, change the allocation and obtain fund performance information.

Information on the internet:

Northwestern Mutual Financial Network

WWW.NMFN.COM

For information about Northwestern Mutual visit us on our Website. Included is fund performance information (which can be found at nmfn.com > Investment Products > Annuities > Fund Information > Performance History), forms for routine service, and daily unit values for contracts you own with your User ID and password. Eligible owners may also transfer invested assets among funds and change the allocation of future contributions online.

For further information, contact either your Northwestern Mutual Financial Representative or The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202; 1-888-455-2232.

Mason Street Advisors, LLC is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc. Mason Street Advisors has engaged and oversees sub-advisers who provide day-to-day management for certain of the Series Fund Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

Contents

Northwestern Mutual Series Fund, Inc. - Semi-Annual Report

Fidelity® VIP Mid Cap Portfolio - Semi-Annual Report (This report follows the end of the Northwestern Mutual Series Fund, Inc.)

Fidelity® VIP Contrafund® Portfolio - Semi-Annual Report (This report follows the end of the Fidelity® VIP Mid Cap Portfolio)

Neuberger Berman Socially Responsive Portfolio - Semi-Annual Report (This report follows the end of the Fidelity® VIP Contrafund® Portfolio)

Russell Investment Funds - Semi-Annual Report (This report follows the end of the Neuberger Berman Portfolio)

Russell Investment Funds - LifePoints® Variable Target Portfolio Series - Semi-Annual Report (This report follows the end of the Russell Investment Funds Portfolio)

Prospectus Supplements and Shareholder Notices

The performance data quoted represents past performance. Past performance is historical and does not guarantee future performance. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance information visit www.nmfn.com.

Semi-Annual Report June 30, 2009

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering 27 Portfolios

•	Growth Stock Portfolio
•	Focused Appreciation Portfolio
•	Large Cap Core Stock Portfolio
•	Large Cap Blend Portfolio
•	Index 500 Stock Portfolio
•	Large Company Value Portfolio
•	Domestic Equity Portfolio
•	Equity Income Portfolio
•	Mid Cap Growth Stock Portfolio
•	Index 400 Stock Portfolio
•	Mid Cap Value Portfolio
•	Small Cap Growth Stock Portfolio
•	Index 600 Stock Portfolio
•	Small Cap Value Portfolio
•	International Growth Portfolio
•	Research International Core Portfolio
•	International Equity Portfolio
•	Emerging Markets Equity Portfolio
•	Money Market Portfolio
•	Short-Term Bond Portfolio
•	Select Bond Portfolio
•	Long-Term U.S. Government Bond Portfolio
•	Inflation Protection Portfolio
•	High Yield Bond Portfolio
•	Multi-Sector Bond Portfolio
•	Balanced Portfolio
•	Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Mason Street Advisors, LLC, adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company.

Growth Stock Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,123.94	$ 2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$ 2.26

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Growth Stock Portfolio 1

Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Common Stocks (91.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.8%)

	Abercrombie & Fitch Co. - Class A	67,500	1,714
*	Amazon.com, Inc.	42,300	3,539
	Comcast Corp. - Class A	235,050	3,406
	Johnson Controls, Inc.	162,700	3,534
*	Kohl’s Corp.	111,800	4,779
	Lowe’s Cos., Inc.	147,700	2,867
	McDonald’s Corp.	61,900	3,559
	The McGraw-Hill Companies, Inc.	138,500	4,170
	NIKE, Inc. - Class B	84,400	4,370
	Omnicom Group, Inc.	104,100	3,287
	Starwood Hotels & Resorts Worldwide, Inc.	52,200	1,159
	Target Corp.	84,600	3,339

	Total		39,723

	Consumer Staples (10.2%)

	Avon Products, Inc.	110,000	2,836
	The Coca-Cola Co.	73,300	3,518
	CVS Caremark Corp.	262,129	8,354
*	Energizer Holdings, Inc.	59,900	3,129
*	Hansen Natural Corp.	43,900	1,353
	The Kroger Co.	149,200	3,290
	PepsiCo, Inc.	149,300	8,205
	Philip Morris International, Inc.	127,200	5,548
	The Procter & Gamble Co.	65,400	3,342
	Wal-Mart Stores, Inc.	132,900	6,438

	Total		46,013

	Energy (8.2%)

*	Cameron International Corp.	32,100	908
	Diamond Offshore Drilling, Inc.	10,800	897
	Exxon Mobil Corp.	64,534	4,512
	Halliburton Co.	125,400	2,596
	Hess Corp.	44,800	2,408
*	National-Oilwell Varco, Inc.	109,100	3,563
	Occidental Petroleum Corp.	70,600	4,646
	Schlumberger, Ltd.	88,200	4,773
*	Southwestern Energy Co.	95,700	3,718
*	Transocean, Ltd.	32,400	2,407
*	Weatherford International, Ltd.	124,700	2,439
	XTO Energy, Inc.	111,050	4,235

	Total		37,102

	Financials (4.4%)

	American Express Co.	63,400	1,474
	Bank of America Corp.	179,500	2,369

	Common Stocks (91.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	CME Group, Inc.	7,500	2,333
	The Goldman Sachs Group, Inc.	32,500	4,792
	Morgan Stanley	17,200	490
	Prudential Financial, Inc.	33,900	1,262
	State Street Corp.	100,200	4,730
	T. Rowe Price Group, Inc.	57,913	2,413

	Total		19,863

	Health Care (13.6%)

	Abbott Laboratories	121,500	5,715
	Allergan, Inc.	76,900	3,659
	Baxter International, Inc.	111,100	5,884
*	Celgene Corp.	105,500	5,047
*	Express Scripts, Inc.	47,900	3,293
*	Genzyme Corp.	43,400	2,416
*	Gilead Sciences, Inc.	126,300	5,916
	Johnson & Johnson	28,500	1,619
*	Medco Health Solutions, Inc.	188,800	8,611
	Schering-Plough Corp.	188,700	4,740
*	St. Jude Medical, Inc.	74,100	3,046
	Teva Pharmaceutical Industries, Ltd., ADR	78,700	3,883
*	Thermo Fisher Scientific, Inc.	71,100	2,899
	UnitedHealth Group, Inc.	182,800	4,566

	Total		61,294

	Industrials (10.3%)

	Cummins, Inc.	104,200	3,669
	Danaher Corp.	74,000	4,569
	Deere & Co.	86,700	3,464
	FedEx Corp.	53,800	2,992
*	First Solar, Inc.	12,700	2,059
*	Foster Wheeler AG	84,300	2,002
	Honeywell International, Inc.	148,300	4,657
	Lockheed Martin Corp.	30,000	2,419
	Norfolk Southern Corp.	83,700	3,153
	PACCAR, Inc.	74,600	2,425
	Precision Castparts Corp.	36,700	2,680
	Raytheon Co.	67,100	2,981
	Union Pacific Corp.	92,500	4,816
	United Technologies Corp.	93,000	4,832

	Total		46,718

	Information Technology (29.7%)

	Accenture, Ltd. - Class A	64,511	2,159
*	Activision Blizzard, Inc.	127,500	1,610
*	Adobe Systems, Inc.	54,600	1,545
*	Agilent Technologies, Inc.	79,300	1,611
	Amphenol Corp. - Class A	44,200	1,398
*	Apple, Inc.	75,300	10,725

	Common Stocks (91.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Applied Materials, Inc.	196,800	2,159
	Automatic Data Processing, Inc.	46,000	1,630
*	Broadcom Corp. - Class A	67,050	1,662
*	Cisco Systems, Inc.	496,900	9,262
*	Cognizant Technology Solutions Corp. - Class A	57,700	1,541
	Corning, Inc.	141,200	2,268
*	Dell, Inc.	141,500	1,943
*	eBay, Inc.	103,200	1,768
*	Electronic Arts, Inc.	72,400	1,572
*	EMC Corp.	135,000	1,768
*	Fiserv, Inc.	36,700	1,677
*	Google, Inc. - Class A	22,242	9,377
	Hewlett-Packard Co.	198,600	7,676
	Intel Corp.	503,300	8,330
	International Business Machines Corp.	102,800	10,734
*	Intuit, Inc.	52,700	1,484
*	Juniper Networks, Inc.	72,900	1,720
	MasterCard, Inc.	11,900	1,991
	Microsoft Corp.	644,500	15,320
*	NetApp, Inc.	76,600	1,511
*	NVIDIA Corp.	114,600	1,294
	Oracle Corp.	355,100	7,606
	Paychex, Inc.	49,200	1,240
	QUALCOMM, Inc.	181,500	8,204
	Texas Instruments, Inc.	171,500	3,653
	Visa, Inc. - Class A	45,900	2,858
*	Western Digital Corp.	60,100	1,593
	Western Union Co.	90,300	1,481
*	Yahoo!, Inc.	121,100	1,896

	Total		134,266

	Materials (4.1%)

	Ecolab, Inc.	53,900	2,102
*	Freeport-McMoRan Copper & Gold, Inc.	54,600	2,736
	Monsanto Co.	76,300	5,672
	Nucor Corp.	48,600	2,159
	Potash Corp. of Saskatchewan, Inc.	23,300	2,168
	Praxair, Inc.	50,700	3,603

	Total		18,440

	Other Holdings (1.0%)

	iShares Russell 1000 Growth Index Fund	112,500	4,616

	Total		4,616

	Telecommunication Services (0.9%)

*	American Tower Corp. - Class A	122,700	3,869

	Total		3,869

The Accompanying Notes are an Integral Part of the Financial Statements.

2 Growth Stock Portfolio

Growth Stock Portfolio

	Common Stocks (91.7%)	Shares/ $ Par	Value $ (000’s)

	Utilities (0.5%)

	Exelon Corp.	46,700	2,392

	Total		2,392

	Total Common Stocks (Cost: $445,851)		414,296

	Short-Term Investments (7.9%)

	Cable/Media/Broadcasting/Satellite (1.1%)

	Verizon Communications, Inc., 0.30%, 7/16/09	5,000,000	4,999

	Total		4,999

	Consumer Staples (1.1%)

(b)	Kellogg Co., 0.40%, 7/6/09	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (1.8%)

	Federal Home Loan Bank, 0.15%, 7/30/09	2,800,000	2,800
	Federal Home Loan Bank, 0.23%, 10/13/09	5,000,000	4,998

	Total		7,798

	Finance Services (1.1%)

	Barton Capital LLC, 0.27%, 7/15/09	5,000,000	4,999

	Total		4,999

	Oil and Gas (1.7%)

	Devon Energy Corp., 0.35%, 7/1/09	7,800,000	7,800

	Total		7,800

	Personal Credit Institutions (1.1%)

	Bryant Park Funding LLC, 0.30%, 7/20/09	5,000,000	4,999

	Total		4,999

	Total Short-Term Investments (Cost: $35,594)		35,595

	Total Investments (99.6%) (Cost: $481,445)(a)		449,891

	Other Assets, Less Liabilities (0.4%)		1,703

	Net Assets (100.0%)		451,594

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $481,445 and the net unrealized depreciation of investments based on that cost was $31,554 which is comprised of $35,439 aggregate gross unrealized appreciation and $66,993 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

The Accompanying Notes are an Integral Part of the Financial Statements.

Growth Stock Portfolio 3

Growth Stock Portfolio

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long) (Total Notional Value at June 30, 2009, $23,686)	101	9/09	$(570)

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Domestic Common Stocks	$ 414,296	$ -	$ -
Short-Term Investments	-	35,595	-
Other Financial Instruments^	(570)	-	-

Total	$ 413,726	$ 35,595	$ -

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

4 Growth Stock Portfolio

Focused Appreciation Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,183.95	$ 4.28
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.88	$ 3.96

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Focused Appreciation Portfolio 5

Focused Appreciation Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (3.3%)

*	Boyd Gaming Corp.	210,825	1,792
*	Kohl’s Corp.	45,665	1,952
	News Corp. - Class A	360,365	3,283

	Total		7,027

	Consumer Staples (8.0%)

	Bunge, Ltd.	62,350	3,757
	Colgate-Palmolive Co.	33,710	2,385
	CVS Caremark Corp.	340,900	10,864

	Total		17,006

	Energy (2.2%)

	Petroleo Brasileiro SA, ADR	113,175	4,638

	Total		4,638

	Financials (11.4%)

	ACE, Ltd.	79,720	3,526
	CME Group, Inc.	25,920	8,064
	The Goldman Sachs Group, Inc.	39,435	5,814
	JPMorgan Chase & Co.	204,280	6,968

	Total		24,372

	Health Care (17.7%)

	Alcon, Inc.	45,530	5,287
*	Celgene Corp.	292,870	14,011
*	Gilead Sciences, Inc.	232,865	10,907
*	Intuitive Surgical, Inc.	15,890	2,600
	UnitedHealth Group, Inc.	131,530	3,286
*	Vertex Pharmaceuticals, Inc.	49,635	1,769

	Total		37,860

	Industrials (5.9%)

	Precision Castparts Corp.	131,575	9,609
	United Parcel Service, Inc. - Class B	61,770	3,088

	Total		12,697

	Information Technology (34.5%)

*	Apple, Inc.	166,493	23,714
*	Cisco Systems, Inc.	558,925	10,418
	Corning, Inc.	392,930	6,310
*	Electronic Arts, Inc.	113,485	2,465
*	Google, Inc. - Class A	21,265	8,965
	Oracle Corp.	500,690	10,725
*	Research In Motion, Ltd.	155,475	11,047

	Total		73,644

	Common Stocks (90.5%)	Shares/ $ Par	Value $ (000’s)

	Materials (3.7%)

	Monsanto Co.	101,240	7,526
	Vale SA, ADR	26,165	461

	Total		7,987

	Telecommunication Services (3.8%)

*	America Movil SAB de CV - Series L, ADR	40,950	1,586
*	Crown Castle International Corp.	133,980	3,218
*	tw telecom, Inc.	313,130	3,216

	Total		8,020

	Total Common Stocks (Cost: $201,005)		193,251

	Short-Term Investments (11.9%)

	Cable/Media/Broadcasting/Satellite (1.4%)

	Verizon Communications, Inc., 0.30%, 7/16/09	3,000,000	3,000

	Total		3,000

	Federal Government & Agencies (2.3%)

	Federal Home Loan Bank, 0.155%, 9/2/09	3,500,000	3,498
	Federal Home Loan Bank, 0.17%, 7/17/09	1,200,000	1,200

	Total		4,698

	Finance Services (1.4%)

	Liberty Street Funding LLC, 0.29%, 7/23/09	3,000,000	2,999

	Total		2,999

	Miscellaneous Business Credit Institutions (1.4%)

	Park Avenue Receivables Corp., 0.23%, 7/10/09	3,000,000	3,000

	Total		3,000

	Oil and Gas (1.2%)

	Devon Energy Corp., 0.35%, 7/1/09	2,600,000	2,600

	Total		2,600

	Personal Credit Institutions (1.4%)

	Bryant Park Funding LLC, 0.28%, 7/6/09	3,000,000	3,000

	Total		3,000

Short-Term Investments (11.9%)	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (2.8%)

Atlantic Asset Securitization LLC, 0.27%, 7/10/09	3,000,000	3,000
Sheffield Receivables Corp., 0.26%, 7/13/09	3,000,000	3,000

Total		6,000

Total Short-Term Investments (Cost: $25,297)		25,297

Total Investments (102.4%) (Cost: $226,302)(a)		218,548

Other Assets, Less Liabilities (-2.4%)		(5,076)

Net Assets (100.0%)		213,472

The Accompanying Notes are an Integral Part of the Financial Statements.

6 Focused Appreciation Portfolio

Focused Appreciation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $226,302 and the net unrealized depreciation of investments based on that cost was $7,754 which is comprised of $18,933 aggregate gross unrealized appreciation and $26,687 aggregate gross unrealized depreciation.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
(Amounts in thousands)
Domestic Common Stocks	$ 193,251	$ -	$ -
Short-Term Investments	-	25,297	-
Other Financial Instruments#	-	-	-

Total	$ 193,251	$ 25,297	$ -

#  On June 30, 2009 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

Focused Appreciation Portfolio 7

Large Cap Core Stock Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,077.54	$ 2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$ 2.31

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

8 Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.1%)

	Abercrombie & Fitch Co. - Class A	37,500	952
*	Amazon.com, Inc.	18,200	1,523
	Comcast Corp. - Class A	215,400	3,121
	The Home Depot, Inc.	31,500	744
	Johnson Controls, Inc.	118,100	2,565
*	Kohl’s Corp.	76,400	3,266
	Lowe’s Cos., Inc.	134,400	2,609
	McDonald’s Corp.	27,700	1,592
	The McGraw-Hill Cos., Inc.	99,700	3,002
	NIKE, Inc. - Class B	54,700	2,832
	Omnicom Group, Inc.	65,800	2,078
	Starwood Hotels & Resorts Worldwide, Inc.	37,500	833
	Target Corp.	34,400	1,358

	Total		26,475

	Consumer Staples (10.8%)

	Avon Products, Inc.	69,300	1,787
	The Coca-Cola Co.	32,300	1,550
	CVS Caremark Corp.	185,522	5,913
*	Energizer Holdings, Inc.	43,500	2,272
*	Hansen Natural Corp.	32,100	989
	The Kroger Co.	111,500	2,459
	PepsiCo, Inc.	87,800	4,825
	Philip Morris International, Inc.	115,500	5,038
	The Procter & Gamble Co.	109,662	5,604
	Wal-Mart Stores, Inc.	93,100	4,510

	Total		34,947

	Energy (12.4%)

*	Cameron International Corp.	45,500	1,288
	Chevron Corp.	89,700	5,943
	ConocoPhillips	72,688	3,057
	Diamond Offshore Drilling, Inc.	6,500	540
	Exxon Mobil Corp.	155,900	10,899
	Halliburton Co.	63,300	1,310
	Hess Corp.	26,700	1,435
*	National-Oilwell Varco, Inc.	67,500	2,204
	Occidental Petroleum Corp.	22,000	1,448
	Schlumberger, Ltd.	40,800	2,208
*	Southwestern Energy Co.	69,700	2,708
*	Transocean, Ltd.	21,300	1,582
*	Weatherford International, Ltd.	121,300	2,373
	XTO Energy, Inc.	82,650	3,152

	Total		40,147

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Financials (13.1%)

	American Express Co.	53,900	1,253
	Bank of America Corp.	408,807	5,396
	The Bank of New York Mellon Corp.	52,200	1,530
	CME Group, Inc.	7,200	2,240
	The Goldman Sachs Group, Inc.	19,700	2,905
	JPMorgan Chase & Co.	218,096	7,439
	Morgan Stanley	90,300	2,574
	PNC Financial Services Group, Inc.	35,930	1,394
	Prudential Financial, Inc.	70,800	2,635
	State Street Corp.	101,400	4,786
	T. Rowe Price Group, Inc.	49,400	2,059
	The Travelers Cos., Inc.	98,900	4,059
	Wells Fargo & Co.	181,000	4,391

	Total		42,661

	Health Care (14.6%)

	Abbott Laboratories	66,300	3,119
	Aetna, Inc.	73,900	1,851
	Allergan, Inc.	49,200	2,341
	Baxter International, Inc.	67,084	3,553
*	Celgene Corp.	76,695	3,669
*	Express Scripts, Inc.	63,100	4,338
*	Genzyme Corp.	39,100	2,177
*	Gilead Sciences, Inc.	62,500	2,928
	Johnson & Johnson	61,500	3,493
*	Medco Health Solutions, Inc.	59,600	2,718
	Pfizer, Inc.	263,400	3,951
	Schering-Plough Corp.	140,000	3,517
*	St. Jude Medical, Inc.	33,900	1,393
	Teva Pharmaceutical Industries, Ltd., ADR	57,100	2,817
*	Thermo Fisher Scientific, Inc.	51,300	2,092
	UnitedHealth Group, Inc.	133,000	3,322

	Total		47,279

	Industrials (9.7%)

	Cummins, Inc.	75,600	2,662
	Danaher Corp.	28,200	1,741
	Deere & Co.	51,300	2,049
	FedEx Corp.	26,800	1,491
*	Foster Wheeler AG	62,500	1,484
	General Electric Co.	266,800	3,127
	Honeywell International, Inc.	108,190	3,397
	Lockheed Martin Corp.	13,100	1,057
	Norfolk Southern Corp.	60,200	2,268
	PACCAR, Inc.	52,600	1,710
	Precision Castparts Corp.	26,700	1,950
	Raytheon Co.	49,200	2,186
	Union Pacific Corp.	67,100	3,493

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	United Parcel Service, Inc. - Class B	19,400	970
	United Technologies Corp.	37,800	1,964

	Total		31,549

	Information Technology (17.1%)

*	Adobe Systems, Inc.	25,500	722
*	Agilent Technologies, Inc.	23,100	469
*	Apple, Inc.	33,700	4,800
	Applied Materials, Inc.	75,800	832
	Automatic Data Processing, Inc.	19,000	673
*	Broadcom Corp. - Class A	24,500	607
	CA, Inc.	23,900	417
*	Cisco Systems, Inc.	224,800	4,190
*	Cognizant Technology Solutions Corp. - Class A	16,800	449
*	Computer Sciences Corp.	9,600	425
	Corning, Inc.	70,800	1,137
*	Dell, Inc.	77,800	1,068
*	eBay, Inc.	46,700	800
*	Electronic Arts, Inc.	22,600	491
*	EMC Corp.	86,600	1,134
*	Fiserv, Inc.	9,600	439
*	Google, Inc. - Class A	8,700	3,668
	Hewlett-Packard Co.	88,400	3,417
	Intel Corp.	226,800	3,754
	International Business Machines Corp.	50,900	5,315
*	Intuit, Inc.	19,600	552
*	Juniper Networks, Inc.	25,800	609
	Linear Technology Corp.	25,900	605
	MasterCard, Inc.	3,200	535
	Microsoft Corp.	287,400	6,831
	Motorola, Inc.	114,500	759
*	NVIDIA Corp.	40,300	455
	Oracle Corp.	150,400	3,222
	Paychex, Inc.	17,000	428
	QUALCOMM, Inc.	64,700	2,924
*	Symantec Corp.	38,400	597
	Texas Instruments, Inc.	62,500	1,331
	Tyco Electronics, Ltd.	29,200	543
	Western Union Co.	29,800	489
*	Yahoo!, Inc.	55,300	866

	Total		55,553

	Materials (3.7%)

	Ecolab, Inc.	40,700	1,587
*	Freeport-McMoRan Copper & Gold, Inc.	51,000	2,555
	Monsanto Co.	40,900	3,040
	Nucor Corp.	33,800	1,502
	Potash Corp. of Saskatchewan, Inc.	16,600	1,545

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio 9

Large Cap Core Stock Portfolio

	Common Stocks (94.9%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Praxair, Inc.	25,300	1,798

	Total		12,027

	Other Holdings (0.6%)

	Financial Select Sector SPDR Fund	61,200	733
	SPDR KBW Bank ETF	65,000	1,173

	Total		1,906

	Telecommunication Services (3.2%)

*	American Tower Corp. - Class A	75,600	2,384
	AT&T, Inc.	246,200	6,116
	Verizon Communications, Inc.	67,800	2,083

	Total		10,583

	Utilities (1.6%)

	Exelon Corp.	43,100	2,207
	FPL Group, Inc.	50,500	2,871

	Total		5,078

	Total Common Stocks (Cost: $340,474)		308,205

	Short-Term Investments (4.9%)

	Federal Government & Agencies (0.9%)

(b)	Federal Home Loan Bank, 0.23%, 10/13/09	2,800,000	2,799

	Total		2,799

	Oil and Gas (1.0%)

	Devon Energy Corp., 0.35%, 7/1/09	3,100,000	3,100

	Total		3,100

	Personal Credit Institutions (1.5%)

	Bryant Park Funding LLC, 0.30%, 7/20/09	5,000,000	4,999

	Total		4,999

	Short Term Business Credit (1.5%)

	Falcon Asset Securitization Co. LLC, 0.25%, 7/14/09	5,000,000	5,000

	Total		5,000

	Total Short-Term Investments (Cost: $15,897)		15,898

	Total Investments (99.8%) (Cost: $356,371)(a)		324,103

	Other Assets, Less Liabilities (0.2%)		626

	Net Assets (100.0%)		324,729

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

10 Large Cap Core Stock Portfolio

Large Cap Core Stock Portfolio

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $356,371 and the net unrealized depreciation of investments based on that cost was $32,268 which is comprised of $26,986 aggregate gross unrealized appreciation and $59,254 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long) (Total Notional Value at June 30, 2009, $8,912)	38	9/09	$(215)

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Domestic Common Stocks	$ 308,205	$ -	$ -
Short-Term Investments	-	15,898	-
Other Financial Instruments^	(215)	-	-

Total	$ 307,990	$ 15,898	$ -

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Core Stock Portfolio 11

Large Cap Blend Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*

Actual	$1,000.00	$1,049.54	$ 4.32

Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$ 4.26

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12 Large Cap Blend Portfolio

Large Cap Blend Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.3%)

*	Apollo Group, Inc. - Class A	2,800	199
	Best Buy Co., Inc.	4,800	161
	BorgWarner, Inc.	8,300	283
	Carnival Corp.	7,600	196
	CBS Corp. - Class B	23,200	161
	Comcast Corp. - Class A	5,100	74
	Gannett Co., Inc.	11,500	41
*	Hanesbrands, Inc.	10,000	150
	The Home Depot, Inc.	10,200	241
	Honda Motor Co., Ltd., ADR	6,100	167
	Johnson Controls, Inc.	3,500	76
	Lowe’s Cos., Inc.	18,700	363
	Nordstrom, Inc.	5,700	113
	Strayer Education, Inc.	300	65
	Target Corp.	21,400	845
	Time Warner Cable, Inc.	4,643	147
*	Urban Outfitters, Inc.	3,300	69
*	Viacom, Inc. - Class B	11,500	261
	The Walt Disney Co.	17,700	413

	Total		4,025

	Consumer Staples (13.0%)

	Alberto-Culver Co.	3,100	79
	Altria Group, Inc.	7,100	116
	The Coca-Cola Co.	5,282	253
	Colgate-Palmolive Co.	3,800	269
	Costco Wholesale Corp.	1,200	55
	General Mills, Inc.	4,000	224
	Kraft Foods, Inc. - Class A	15,700	398
	PepsiCo, Inc.	16,500	907
	Philip Morris International, Inc.	28,500	1,243
	The Procter & Gamble Co.	8,700	445
	Unilever NV	3,900	94
	Wal-Mart Stores, Inc.	11,200	543

	Total		4,626

	Energy (7.8%)

	Anadarko Petroleum Corp.	2,800	127
	Baker Hughes, Inc.	1,800	66
	Chevron Corp.	6,300	417
	Devon Energy Corp.	700	38
	Diamond Offshore Drilling, Inc.	1,900	158
	EOG Resources, Inc.	1,400	95
	Exxon Mobil Corp.	2,500	175
	Marathon Oil Corp.	6,000	181
	Royal Dutch Shell PLC - Class A, ADR	14,800	743
	Royal Dutch Shell PLC - Class B, ADR	1,700	87
	Schlumberger, Ltd.	11,300	611

	Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
*	Transocean, Ltd.	800	59

	Total		2,757

	Financials (10.7%)

	ACE, Ltd.	1,400	62
	Aflac, Inc.	2,200	68
	The Allstate Corp.	9,200	225
	The Bank of New York Mellon Corp.	2,300	67
*	Berkshire Hathaway, Inc. - Class A	2	180
	The Charles Schwab Corp.	9,500	167
	CME Group, Inc.	300	93
	The Goldman Sachs Group, Inc.	9,200	1,357
	Hudson City Bancorp, Inc.	23,500	312
	JPMorgan Chase & Co.	12,600	430
	Plum Creek Timber Co., Inc.	1,900	57
*	The Progressive Corp.	26,900	407
	RenaissanceRe Holdings, Ltd.	3,400	158
	State Street Corp.	1,700	80
	T. Rowe Price Group, Inc.	3,100	129

	Total		3,792

	Health Care (15.8%)

	Abbott Laboratories	3,700	174
	Allergan, Inc.	9,900	471
	Baxter International, Inc.	14,300	757
*	Biogen Idec, Inc.	6,900	312
	Cardinal Health, Inc.	1,100	34
*	Celgene Corp.	18,700	895
*	Cerner Corp.	10,200	635
*	DaVita, Inc.	10,600	524
*	Gilead Sciences, Inc.	4,200	197
*	Health Net, Inc.	1,300	20
	Johnson & Johnson	3,700	210
	Medtronic, Inc.	9,500	331
	Merck & Co., Inc.	12,200	341
	Roche Holding AG, ADR	1,700	58
	Schering-Plough Corp.	500	13
	Shire PLC, ADR	9,300	386
	Teva Pharmaceutical Industries, Ltd., ADR	4,400	217
	UnitedHealth Group, Inc.	2,200	55

	Total		5,630

	Industrials (7.8%)

	Danaher Corp.	2,850	176
*	Delta Air Lines, Inc.	11,000	64
	Emerson Electric Co.	5,600	181
	FedEx Corp.	2,200	122
*	First Solar, Inc.	1,200	195
	Fluor Corp.	9,800	503

	Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	General Electric Co.	24,200	284
	Illinois Tool Works, Inc.	5,600	209
*	Iron Mountain, Inc.	6,300	181
*	Jacobs Engineering Group, Inc.	1,000	42
*	Monster Worldwide, Inc.	6,800	80
	Norfolk Southern Corp.	3,000	113
	Parker Hannifin Corp.	1,700	73
	Southwest Airlines Co.	13,100	88
	Union Pacific Corp.	1,200	62
	United Parcel Service, Inc. - Class B	5,100	255
	United Technologies Corp.	2,800	146

	Total		2,774

	Information Technology (18.4%)

*	Adobe Systems, Inc.	8,200	232
*	Agilent Technologies, Inc.	7,400	150
*	Apple, Inc.	2,500	356
*	Broadcom Corp. - Class A	13,400	332
*	Brocade Communications Systems, Inc.	24,300	190
*	Cisco Systems, Inc.	35,800	667
*	Google, Inc. - Class A	2,450	1,033
	Hewlett-Packard Co.	3,800	147
	International Business Machines Corp.	2,500	261
	Jabil Circuit, Inc.	12,300	91
*	Juniper Networks, Inc.	19,600	463
	Maxim Integrated Products, Inc.	10,100	158
	Microchip Technology, Inc.	4,600	104
	Microsoft Corp.	8,000	190
*	NetApp, Inc.	5,300	105
	Nintendo Co., Ltd., ADR	7,600	262
	Oracle Corp.	2,900	62
	Paychex, Inc.	12,700	320
	QUALCOMM, Inc.	10,700	484
*	Research In Motion, Ltd.	4,300	305
	Tyco Electronics, Ltd.	3,800	71
	Visa, Inc. - Class A	4,700	293
*	Yahoo!, Inc.	17,700	277

	Total		6,553

	Materials (6.4%)

	Air Products and Chemicals, Inc.	2,500	161
	Allegheny Technologies, Inc.	9,600	335
	Barrick Gold Corp.	12,300	413
	Cliffs Natural Resources, Inc.	4,500	110
	The Dow Chemical Co.	7,000	113
	Freeport-McMoRan Copper & Gold, Inc.	4,400	220
	Monsanto Co.	2,800	208

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio 13

Large Cap Blend Portfolio

	Common Stocks (95.6%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Nucor Corp.	6,900	307
	Potash Corp. of Saskatchewan, Inc.	2,500	233
	Vulcan Materials Co.	3,800	164

	Total		2,264

	Telecommunication Services (3.2%)

*	American Tower Corp. - Class A	19,600	618
	AT&T, Inc.	18,000	447
*	tw telecom, Inc.	8,000	82

	Total		1,147

	Utilities (1.2%)

	American Water Works Co., Inc.	9,000	172
	Edison International	1,800	56
	Sempra Energy	3,600	179

	Total		407

	Total Common Stocks (Cost: $37,829)		33,975

	Preferred Stocks (0.4%)

	Pharmaceutical Preparations (0.4%)

	Schering-Plough Corp., 6.00%, 8/13/10	700	158

	Total		158

	Total Preferred Stocks (Cost: $151)		158

	Short-Term Investments (3.7%)

	Oil and Gas (3.7%)

	Devon Energy Corp., 0.35%, 7/1/09	1,300,000	1,300

	Total		1,300

	Total Short-Term Investments (Cost: $1,300)		1,300

	Total Investments (99.7%) (Cost: $39,280)(a)		35,433

	Other Assets, Less Liabilities (0.3%)		98

	Net Assets (100.0%)		35,531

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $39,280 and the net unrealized depreciation of investments based on that cost was $3,847 which is comprised of $1,312 aggregate gross unrealized appreciation and $5,159 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

14 Large Cap Blend Portfolio

Large Cap Blend Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Domestic Common Stocks	$33,975	$-	$-
Preferred Stocks	158	-	-
Short-Term Investments	-	1,300	-
Other Financial Instruments#	-	-	-

Total	$34,133	$1,300	$-

# On June 30, 2009 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Cap Blend Portfolio 15

Index 500 Stock Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P 500” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,032.37	$ 1.01
Hypothetical
(5% return before expenses)	$1,000.00	$1,023.80	$ 1.00

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

16 Index 500 Stock Portfolio

Index 500 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.8%)

	Abercrombie & Fitch Co. - Class A	13,100	333
*	Amazon.com, Inc.	48,200	4,032
*	Apollo Group, Inc. - Class A	16,000	1,138
*	AutoNation, Inc.	16,229	282
*	AutoZone, Inc.	5,725	865
*	Bed Bath & Beyond, Inc.	39,000	1,199
	Best Buy Co., Inc.	50,875	1,704
*	Big Lots, Inc.	12,300	259
	The Black & Decker Corp.	9,000	258
	Carnival Corp.	65,709	1,693
	CBS Corp. - Class B	101,924	705
	Centex Corp.	18,700	158
	Coach, Inc.	48,200	1,296
	Comcast Corp. - Class A	432,305	6,264
	D.R. Horton, Inc.	41,400	388
	Darden Restaurants, Inc.	20,550	678
	DeVry, Inc.	9,100	455
*	The DIRECTV Group, Inc.	79,400	1,962
	Eastman Kodak Co.	40,283	119
*	Expedia, Inc.	31,500	476
	Family Dollar Stores, Inc.	21,000	594
*	Ford Motor Co.	474,865	2,882
	Fortune Brands, Inc.	22,567	784
*	GameStop Corp. - Class A	24,600	542
	Gannett Co., Inc.	34,250	122
	The Gap, Inc.	69,975	1,148
	Genuine Parts Co.	23,900	802
*	The Goodyear Tire & Rubber Co.	36,200	408
	H&R Block, Inc.	51,000	879
	Harley-Davidson, Inc.	35,100	569
	Harman International Industries, Inc.	8,800	165
	Hasbro, Inc.	18,625	452
	The Home Depot, Inc.	254,500	6,014
	International Game Technology	44,300	704
*	The Interpublic Group of Companies, Inc.	71,500	361
	J.C. Penney Co., Inc.	33,350	958
	Johnson Controls, Inc.	89,200	1,937
	KB Home	11,300	155
*	Kohl’s Corp.	45,767	1,957
	Leggett & Platt, Inc.	23,533	358
	Lennar Corp. - Class A	21,200	205
	Limited Brands, Inc.	40,587	486
	Lowe’s Cos., Inc.	220,000	4,270
	Macy’s, Inc.	63,146	743
	Marriott International, Inc. - Class A	44,262	977

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Mattel, Inc.	53,788	863
	McDonald’s Corp.	167,178	9,611
	The McGraw-Hill Companies, Inc.	47,220	1,422
	Meredith Corp.	5,400	138
	The New York Times Co. - Class A	17,470	96
	Newell Rubbermaid, Inc.	41,592	433
	News Corp. - Class A	345,200	3,145
	NIKE, Inc. - Class B	58,100	3,008
	Nordstrom, Inc.	23,934	476
*	Office Depot, Inc.	41,257	188
	Omnicom Group, Inc.	46,700	1,475
*	O’Reilly Automotive, Inc.	20,300	773
	Polo Ralph Lauren Corp.	8,500	455
	Pulte Homes, Inc.	32,200	284
	RadioShack Corp.	18,800	263
	Scripps Networks Interactive - Class A	13,500	376
*	Sears Holdings Corp.	8,280	551
	The Sherwin-Williams Co.	14,813	796
	Snap-on, Inc.	8,617	248
	The Stanley Works	11,850	401
	Staples, Inc.	107,050	2,159
*	Starbucks Corp.	110,300	1,532
	Starwood Hotels & Resorts Worldwide, Inc.	27,400	608
	Target Corp.	112,957	4,458
	Tiffany & Co.	18,467	468
	Time Warner Cable, Inc.	52,892	1,675
	Time Warner, Inc.	179,533	4,522
	The TJX Cos., Inc.	62,500	1,966
	VF Corp.	13,257	734
*	Viacom, Inc. - Class B	91,024	2,066
	The Walt Disney Co.	278,557	6,499
	The Washington Post Co. - Class B	900	317
	Whirlpool Corp.	11,044	470
	Wyndham Worldwide Corp.	26,686	323
*	Wynn Resorts, Ltd.	10,000	353
	Yum! Brands, Inc.	69,060	2,303

	Total		108,191

	Consumer Staples (11.8%)

	Altria Group, Inc.	310,122	5,083
	Archer-Daniels-Midland Co.	96,303	2,578
	Avon Products, Inc.	64,000	1,650
	Brown-Forman Corp. - Class B	14,722	633
	Campbell Soup Co.	30,722	904
	The Clorox Co.	20,850	1,164
	The Coca-Cola Co.	298,775	14,338

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Coca-Cola Enterprises, Inc.	47,600	793
	Colgate-Palmolive Co.	75,222	5,321
	ConAgra Foods, Inc.	67,067	1,278
*	Constellation Brands, Inc. - Class A	29,200	370
	Costco Wholesale Corp.	65,064	2,973
	CVS Caremark Corp.	218,461	6,962
*	Dean Foods Co.	26,500	509
*	Dr. Pepper Snapple Group, Inc.	38,100	807
	The Estee Lauder Cos., Inc. - Class A	17,400	568
	General Mills, Inc.	49,167	2,754
	H.J. Heinz Co.	47,217	1,686
	The Hershey Co.	24,900	896
	Hormel Foods Corp.	10,500	363
	The J.M. Smucker Co.	17,800	866
	Kellogg Co.	37,857	1,763
	Kimberly-Clark Corp.	62,056	3,254
	Kraft Foods, Inc. - Class A	220,496	5,587
	The Kroger Co.	97,905	2,159
	Lorillard, Inc.	25,246	1,711
	McCormick & Co., Inc.	19,500	634
	Molson Coors Brewing Co. - Class B	22,500	952
	The Pepsi Bottling Group, Inc.	20,300	687
	PepsiCo, Inc.	233,530	12,835
	Philip Morris International, Inc.	300,722	13,118
	The Procter & Gamble Co.	439,864	22,477
	Reynolds American, Inc.	25,400	981
	Safeway, Inc.	64,400	1,312
	Sara Lee Corp.	104,435	1,019
	SUPERVALU, INC.	31,770	411
	Sysco Corp.	88,425	1,988
	Tyson Foods, Inc. - Class A	45,400	573
	Walgreen Co.	148,046	4,353
	Wal-Mart Stores, Inc.	335,600	16,256
	Whole Foods Market, Inc.	21,100	401

	Total		144,967

	Energy (12.1%)

	Anadarko Petroleum Corp.	73,524	3,337
	Apache Corp.	50,246	3,625
	Baker Hughes, Inc.	46,330	1,688
	BJ Services Co.	43,800	597
	Cabot Oil & Gas Corp.	15,500	475
*	Cameron International Corp.	32,600	923

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio 17

Index 500 Stock Portfolio

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Chesapeake Energy Corp.	84,400	1,674
	Chevron Corp.	300,814	19,929
	ConocoPhillips	222,138	9,343
	CONSOL Energy, Inc.	27,100	920
*	Denbury Resources, Inc.	37,300	549
	Devon Energy Corp.	66,600	3,630
	Diamond Offshore Drilling, Inc.	10,400	864
	El Paso Corp.	104,871	968
	ENSCO International, Inc.	21,300	743
	EOG Resources, Inc.	37,520	2,548
	Exxon Mobil Corp.	741,656	51,849
	Halliburton Co.	134,638	2,787
	Hess Corp.	42,600	2,290
	Marathon Oil Corp.	106,166	3,199
	Massey Energy Co.	12,800	250
	Murphy Oil Corp.	28,600	1,554
*	Nabors Industries, Ltd.	42,500	662
*	National-Oilwell Varco, Inc.	62,600	2,045
	Noble Energy, Inc.	26,000	1,533
	Occidental Petroleum Corp.	121,640	8,005
	Peabody Energy Corp.	40,100	1,209
	Pioneer Natural Resources Co.	17,400	444
	Range Resources Corp.	23,400	969
	Rowan Cos., Inc.	16,950	327
	Schlumberger, Ltd.	179,534	9,715
	Smith International, Inc.	32,900	847
*	Southwestern Energy Co.	51,600	2,005
	Spectra Energy Corp.	96,536	1,633
	Sunoco, Inc.	17,500	406
	Tesoro Corp.	20,800	265
	Valero Energy Corp.	77,500	1,309
	The Williams Companies, Inc.	86,900	1,356
	XTO Energy, Inc.	87,023	3,319

	Total		149,791

	Financials (12.9%)

	Aflac, Inc.	70,150	2,181
	The Allstate Corp.	80,428	1,962
	American Express Co.	175,775	4,085
*	American International Group, Inc.	403,830	468
	Ameriprise Financial, Inc.	32,855	797
	Aon Corp.	41,100	1,557
	Apartment Investment & Management Co. - Class A	17,556	155
	Assurant, Inc.	17,700	426
	AvalonBay Communities, Inc.	11,973	670
	Bank of America Corp.	1,148,296	15,158
	The Bank of New York Mellon Corp.	172,463	5,055
	BB&T Corp.	95,200	2,093
	Boston Properties, Inc.	18,200	868

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Capital One Financial Corp.	67,229	1,471
*	CB Richard Ellis Group, Inc.	33,800	316
	The Charles Schwab Corp.	140,711	2,468
	The Chubb Corp.	52,900	2,110
	Cincinnati Financial Corp.	24,375	545
	CIT Group, Inc.	58,300	125
	Citigroup, Inc.	821,848	2,441
	CME Group, Inc.	10,000	3,111
	Comerica, Inc.	22,650	479
	Discover Financial Services	72,256	742
*	E*TRADE Financial Corp.	85,900	110
	Equity Residential	40,900	909
	Federated Investors, Inc. - Class B	13,400	323
	Fifth Third Bancorp	86,634	615
*	First Horizon National Corp.	32,165	386
	Franklin Resources, Inc.	22,750	1,638
	Genworth Financial, Inc. - Class A	65,000	454
	The Goldman Sachs Group, Inc.	75,400	11,117
	The Hartford Financial Services Group, Inc.	48,850	580
	HCP, Inc.	40,800	865
	Health Care REIT, Inc.	16,600	566
	Host Hotels & Resorts, Inc.	88,800	745
	Hudson City Bancorp, Inc.	78,400	1,042
	Huntington Bancshares, Inc.	56,242	235
*	IntercontinentalExchange, Inc.	10,900	1,245
	Invesco, Ltd.	61,100	1,089
	Janus Capital Group, Inc.	23,729	271
	JPMorgan Chase & Co.	564,029	19,239
	KeyCorp	74,275	389
	Kimco Realty Corp.	46,800	470
	Legg Mason, Inc.	21,400	522
	Leucadia National Corp.	27,200	574
	Lincoln National Corp.	38,430	661
	Loews Corp.	54,221	1,486
	M&T Bank Corp.	11,900	606
	Marsh & McLennan Cos., Inc.	77,280	1,556
	Marshall & Ilsley Corp.	39,800	191
*	MBIA, Inc.	25,650	111
	MetLife, Inc.	122,774	3,684
	Moody’s Corp.	28,550	752
	Morgan Stanley	183,213	5,223
*	The Nasdaq OMX Group, Inc.	20,600	439
	Northern Trust Corp.	35,750	1,919

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	NYSE Euronext	38,900	1,060
	People’s United Financial, Inc.	52,300	787
	Plum Creek Timber Co., Inc.	24,700	736
	PNC Financial Services Group, Inc.	64,189	2,491
	Principal Financial Group, Inc.	46,600	878
*	The Progressive Corp.	101,600	1,535
	ProLogis	64,600	521
	Prudential Financial, Inc.	63,600	2,367
	Public Storage	18,800	1,231
	Regions Financial Corp.	164,290	664
	Simon Property Group, Inc.	41,187	2,118
*	SLM Corp.	70,142	720
	State Street Corp.	72,500	3,422
	SunTrust Banks, Inc.	53,533	881
	T. Rowe Price Group, Inc.	38,400	1,600
	Torchmark Corp.	12,650	469
	The Travelers Cos., Inc.	87,810	3,604
	U.S. Bancorp	284,321	5,095
	Unum Group	49,731	789
	Ventas, Inc.	23,400	699
	Vornado Realty Trust	23,387	1,053
	Wells Fargo & Co.	687,231	16,672
	XL Capital, Ltd. - Class A	51,400	589
	Zions Bancorporation	17,300	200

	Total		159,476

	Health Care (13.7%)

	Abbott Laboratories	231,950	10,911
	Aetna, Inc.	68,108	1,706
	Allergan, Inc.	46,134	2,195
	AmerisourceBergen Corp.	45,800	812
*	Amgen, Inc.	155,217	8,217
	Baxter International, Inc.	92,100	4,878
	Becton, Dickinson and Co.	35,950	2,564
*	Biogen Idec, Inc.	44,590	2,013
*	Boston Scientific Corp.	225,422	2,286
	Bristol-Myers Squibb Co.	297,108	6,034
	C.R. Bard, Inc.	14,900	1,109
	Cardinal Health, Inc.	54,125	1,654
*	Celgene Corp.	69,000	3,301
*	Cephalon, Inc.	10,800	612
	CIGNA Corp.	40,687	980
*	Coventry Health Care, Inc.	22,300	417
*	DaVita, Inc.	15,600	772
	DENTSPLY International, Inc.	22,300	681
	Eli Lilly and Co.	151,706	5,255
*	Express Scripts, Inc.	37,200	2,557
*	Forest Laboratories, Inc.	45,266	1,137
*	Genzyme Corp.	40,700	2,266

The Accompanying Notes are an Integral Part of the Financial Statements.

18 Index 500 Stock Portfolio

Index 500 Stock Portfolio

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Gilead Sciences, Inc.	136,700	6,403
*	Hospira, Inc.	23,965	923
*	Humana, Inc.	25,300	816
	IMS Health, Inc.	27,267	346
*	Intuitive Surgical, Inc.	5,900	966
	Johnson & Johnson	415,137	23,580
*	King Pharmaceuticals, Inc.	36,966	356
*	Laboratory Corp. of America Holdings	16,300	1,105
*	Life Technologies Corp.	26,080	1,088
	McKesson Corp.	41,105	1,809
*	Medco Health Solutions, Inc.	73,644	3,359
	Medtronic, Inc.	167,800	5,855
	Merck & Co., Inc.	316,320	8,844
*	Millipore Corp.	8,300	583
*	Mylan, Inc.	45,700	596
*	Patterson Cos., Inc.	13,700	297
	PerkinElmer, Inc.	17,400	303
	Pfizer, Inc.	1,012,334	15,185
	Quest Diagnostics, Inc.	23,200	1,309
	Schering-Plough Corp.	244,050	6,131
*	St. Jude Medical, Inc.	52,000	2,137
	Stryker Corp.	35,700	1,419
*	Tenet Healthcare Corp.	62,350	176
*	Thermo Fisher Scientific, Inc.	62,800	2,560
	UnitedHealth Group, Inc.	182,444	4,557
*	Varian Medical Systems, Inc.	18,700	657
*	Waters Corp.	14,600	751
*	Watson Pharmaceuticals, Inc.	15,700	529
*	WellPoint, Inc.	74,800	3,807
	Wyeth	199,829	9,070
*	Zimmer Holdings, Inc.	33,437	1,424

	Total		169,298

	Industrials (9.7%)

	3M Co.	104,076	6,255
	Avery Dennison Corp.	16,950	435
	The Boeing Co.	108,976	4,631
	Burlington Northern Santa Fe Corp.	41,785	3,073
	C.H. Robinson Worldwide, Inc.	25,500	1,330
	Caterpillar, Inc.	90,276	2,983
	Cintas Corp.	19,733	451
	Cooper Industries, Ltd. - Class A	25,100	779
	CSX Corp.	59,900	2,074
	Cummins, Inc.	30,200	1,063
	Danaher Corp.	38,300	2,365
	Deere & Co.	63,420	2,534
	Dover Corp.	27,967	925
	The Dun & Bradstreet Corp.	8,000	650
	Eaton Corp.	24,800	1,106
	Emerson Electric Co.	113,300	3,671

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Equifax, Inc.	19,000	496
	Expeditors International of Washington, Inc.	31,800	1,060
	Fastenal Co.	19,400	644
	FedEx Corp.	46,720	2,599
	Flowserve Corp.	8,400	586
	Fluor Corp.	27,200	1,395
	General Dynamics Corp.	57,900	3,207
	General Electric Co.	1,584,906	18,575
	Goodrich Corp.	18,600	929
	Honeywell International, Inc.	110,350	3,465
	Illinois Tool Works, Inc.	57,700	2,155
	Ingersoll-Rand Co., Ltd. - Class A	47,862	1,000
*	Iron Mountain, Inc.	27,000	776
	ITT Corp.	27,300	1,215
*	Jacobs Engineering Group, Inc.	18,500	779
	L-3 Communications Holdings, Inc.	17,800	1,235
	Lockheed Martin Corp.	49,808	4,017
	The Manitowoc Co., Inc.	19,600	103
	Masco Corp.	54,000	517
*	Monster Worldwide, Inc.	19,167	226
	Norfolk Southern Corp.	54,957	2,070
	Northrop Grumman Corp.	49,120	2,244
	PACCAR, Inc.	54,415	1,769
	Pall Corp.	17,750	471
	Parker Hannifin Corp.	24,112	1,036
	Pitney Bowes, Inc.	30,937	678
	Precision Castparts Corp.	21,000	1,534
	R.R. Donnelley & Sons Co.	30,834	358
	Raytheon Co.	60,100	2,670
	Republic Services, Inc.	48,307	1,179
	Robert Half International, Inc.	22,740	537
	Rockwell Automation, Inc.	21,250	683
	Rockwell Collins, Inc.	23,750	991
	Ryder System, Inc.	8,400	235
	Southwest Airlines Co.	111,067	747
*	Stericycle, Inc.	12,800	660
	Textron, Inc.	39,600	383
	Union Pacific Corp.	75,520	3,932
	United Parcel Service, Inc. - Class B	149,400	7,469
	United Technologies Corp.	141,434	7,349
	W.W. Grainger, Inc.	9,500	778
	Waste Management, Inc.	73,785	2,078

	Total		119,155

	Information Technology (18.1%)

*	Adobe Systems, Inc.	78,650	2,226
*	Advanced Micro Devices, Inc.	84,000	325
*	Affiliated Computer Services, Inc. - Class A	14,600	649

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Agilent Technologies, Inc.	52,837	1,073
*	Akamai Technologies, Inc.	25,600	491
	Altera Corp.	44,011	716
	Amphenol Corp. - Class A	25,700	813
	Analog Devices, Inc.	43,757	1,084
*	Apple, Inc.	133,700	19,043
	Applied Materials, Inc.	199,500	2,188
*	Autodesk, Inc.	33,968	645
	Automatic Data Processing, Inc.	75,750	2,685
*	BMC Software, Inc.	27,760	938
*	Broadcom Corp. - Class A	63,800	1,582
	CA, Inc.	59,192	1,032
*	Ciena Corp.	13,585	141
*	Cisco Systems, Inc.	876,000	16,329
*	Citrix Systems, Inc.	27,020	862
*	Cognizant Technology Solutions Corp. - Class A	43,800	1,169
*	Computer Sciences Corp.	22,750	1,008
*	Compuware Corp.	37,057	254
*	Convergys Corp.	18,350	170
	Corning, Inc.	233,400	3,748
*	Dell, Inc.	259,733	3,566
*	eBay, Inc.	161,700	2,770
*	Electronic Arts, Inc.	48,300	1,049
*	EMC Corp.	301,974	3,956
	Fidelity National Information Services, Inc.	28,700	573
*	Fiserv, Inc.	23,425	1,070
*	FLIR Systems, Inc.	22,600	510
*	Google, Inc. - Class A	36,000	15,177
	Harris Corp.	20,100	570
	Hewlett-Packard Co.	359,726	13,903
	Intel Corp.	834,763	13,815
	International Business Machines Corp.	201,339	21,024
*	Intuit, Inc.	48,200	1,357
	Jabil Circuit, Inc.	32,067	238
*	JDS Uniphase Corp.	32,250	184
*	Juniper Networks, Inc.	78,400	1,850
	KLA-Tencor Corp.	25,500	644
*	Lexmark International, Inc. - Class A	11,700	185
	Linear Technology Corp.	33,250	776
*	LSI Corp.	97,300	444
	MasterCard, Inc.	10,900	1,824
*	McAfee, Inc.	23,100	975
*	MEMC Electronic Materials, Inc.	33,500	597
	Microchip Technology, Inc.	27,300	616
*	Micron Technology, Inc.	123,650	626
	Microsoft Corp.	1,147,492	27,276
	Molex, Inc.	20,750	323

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio 19

Index 500 Stock Portfolio

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Motorola, Inc.	341,677	2,265
	National Semiconductor Corp.	29,286	368
*	NetApp, Inc.	49,600	978
*	Novell, Inc.	51,700	234
*	Novellus Systems, Inc.	14,600	244
*	NVIDIA Corp.	80,650	911
	Oracle Corp.	575,625	12,330
	Paychex, Inc.	48,235	1,215
*	QLogic Corp.	18,200	231
	QUALCOMM, Inc.	247,534	11,189
*	Salesforce.com, Inc.	15,900	607
*	SanDisk Corp.	33,900	498
*	Sun Microsystems, Inc.	111,749	1,030
*	Symantec Corp.	123,254	1,918
*	Tellabs, Inc.	59,392	340
*	Teradata Corp.	26,000	609
*	Teradyne, Inc.	25,950	178
	Texas Instruments, Inc.	191,600	4,081
	Total System Services, Inc.	29,578	396
	Tyco Electronics, Ltd.	68,727	1,278
*	VeriSign, Inc.	28,900	534
	Western Union Co.	106,532	1,747
	Xerox Corp.	129,800	841
	Xilinx, Inc.	41,100	841
*	Yahoo!, Inc.	209,200	3,276

	Total		223,208

	Materials (3.1%)

	Air Products and Chemicals, Inc.	31,467	2,032
	AK Steel Holding Corp.	16,600	319
	Alcoa, Inc.	142,607	1,473
	Allegheny Technologies, Inc.	14,617	511
	Ball Corp.	14,032	634
	Bemis Co., Inc.	15,000	378
	CF Industries Holdings, Inc.	7,300	541
	The Dow Chemical Co.	158,309	2,555
	E.I. du Pont de Nemours and Co.	135,428	3,470
	Eastman Chemical Co.	10,925	414
	Ecolab, Inc.	25,200	983
	Freeport-McMoRan Copper & Gold, Inc.	61,788	3,096
	International Flavors & Fragrances, Inc.	11,800	386
	International Paper Co.	64,166	971
	MeadWestvaco Corp.	25,679	421
	Monsanto Co.	82,206	6,111
	Newmont Mining Corp.	73,380	2,999
	Nucor Corp.	47,132	2,094
*	Owens-Illinois, Inc.	25,100	703
*	Pactiv Corp.	19,700	428
	PPG Industries, Inc.	24,667	1,083
	Praxair, Inc.	46,100	3,276
	Sealed Air Corp.	23,742	438
	Sigma-Aldrich Corp.	18,300	907

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Materials continued
	Titanium Metals Corp.	12,800	118
	United States Steel Corp.	20,950	749
	Vulcan Materials Co.	16,600	715
	Weyerhaeuser Co.	31,680	964

	Total		38,769

	Telecommunication Services (3.4%)

*	American Tower Corp. - Class A	59,600	1,879
	AT&T, Inc.	884,475	21,970
	CenturyTel, Inc.	15,100	464
	Embarq Corp.	21,430	901
	Frontier Communications Corp.	46,700	334
	Qwest Communications International, Inc.	220,535	915
*	Sprint Nextel Corp.	430,002	2,068
	Verizon Communications, Inc.	426,342	13,102
	Windstream Corp.	66,192	553

	Total		42,186

	Utilities (4.0%)

*	The AES Corp.	100,000	1,161
	Allegheny Energy, Inc.	25,400	651
	Ameren Corp.	31,867	793
	American Electric Power Co., Inc.	69,940	2,021
	CenterPoint Energy, Inc.	52,162	578
	CMS Energy Corp.	34,000	411
	Consolidated Edison, Inc.	41,050	1,536
	Constellation Energy Group, Inc.	29,900	795
	Dominion Resources, Inc.	87,576	2,927
	DTE Energy Co.	24,550	786
	Duke Energy Corp.	192,273	2,805
*	Dynegy, Inc. - Class A	76,000	172
	Edison International	48,920	1,539
	Entergy Corp.	28,409	2,202
	EQT Corp.	19,600	684
	Exelon Corp.	98,824	5,061
	FirstEnergy Corp.	45,765	1,773
	FPL Group, Inc.	61,414	3,492
	Integrys Energy Group, Inc.	11,432	343
	Nicor, Inc.	6,750	234
	NiSource, Inc.	41,173	480
	Northeast Utilities	25,800	576
	Pepco Holdings, Inc.	32,900	442
	PG&E Corp.	54,925	2,111
	Pinnacle West Capital Corp.	15,200	458
	PPL Corp.	56,368	1,858
	Progress Energy, Inc.	41,392	1,566
	Public Service Enterprise Group, Inc.	75,972	2,479
	Questar Corp.	26,100	811
	SCANA Corp.	18,200	591
	Sempra Energy	36,502	1,812
	Southern Co.	116,700	3,636

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	TECO Energy, Inc.	32,000	382
	Wisconsin Energy Corp.	17,500	712
	Xcel Energy, Inc.	68,220	1,256

	Total		49,134

	Total Common Stocks (Cost: $1,312,760)		1,204,175

	Short-Term Investments (2.3%)

	Federal Government & Agencies (0.7%)

	Federal Home Loan Bank, 0.15%, 7/30/09	3,700,000	3,700
(b)	Federal Home Loan Bank, 0.23%, 10/13/09	5,000,000	4,998

	Total		8,698

	Finance Services (0.4%)

	Barton Capital LLC, 0.27%, 7/15/09	5,000,000	4,999

	Total		4,999

	Oil and Gas (0.4%)

	Devon Energy Corp., 0.35%, 7/1/09	5,000,000	5,000

	Total		5,000

	Personal Credit Institutions (0.4%)

	Bryant Park Funding LLC, 0.28%, 7/6/09	5,000,000	5,000

	Total		5,000

	Short Term Business Credit (0.4%)

	Atlantic Asset Securitization LLC, 0.28%, 7/15/09	5,000,000	4,999

	Total		4,999

	Total Short-Term Investments (Cost: $28,695)		28,696

	Total Investments (99.9%) (Cost: $1,341,455)(a)		1,232,871

	Other Assets, Less Liabilities (0.1%)		1,339

	Net Assets (100.0%)		1,234,210

The Accompanying Notes are an Integral Part of the Financial Statements.

20 Index 500 Stock Portfolio

Index 500 Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $1,341,455 and the net unrealized depreciation of investments based on that cost was $108,584 which is comprised of $256,861 aggregate gross unrealized appreciation and $365,445 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)

S&P 500 Index Futures (Long) (Total Notional Value at June 30, 2009, $28,929)	124	9/09	$(549)

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Domestic Common Stocks	$ 1,204,175	$ -	$ -
Short-Term Investments	-	28,696	-
Other Financial Instruments^	(549)	-	-

Total	$ 1,203,626	$ 28,696	$ -

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio 21

Large Company Value Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$ 994.71	$ 3.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.83	$ 4.01

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.80%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

22 Large Company Value Portfolio

Large Company Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.0%)

	Best Buy Co., Inc.	2,400	80
	CBS Corp. - Class B	27,000	187
	Comcast Corp. - Class A	18,700	271
	Darden Restaurants, Inc.	2,100	69
	The Gap, Inc.	10,700	175
	H&R Block, Inc.	11,500	198
	The Home Depot, Inc.	13,100	310
*	Kohl’s Corp.	4,400	188
	Newell Rubbermaid, Inc.	23,000	239
	Staples, Inc.	10,400	210
*	Starbucks Corp.	8,600	119
	Time Warner Cable, Inc.	4,500	143
	Time Warner, Inc.	16,100	406
	VF Corp.	2,500	138
*	Viacom, Inc. - Class B	12,800	291

	Total		3,024

	Consumer Staples (7.6%)

	Altria Group, Inc.	12,700	208
	The Coca-Cola Co.	12,500	600
	The Kroger Co.	11,900	262
	Lorillard, Inc.	3,400	231
	The Pepsi Bottling Group, Inc.	2,400	81
	Sysco Corp.	7,200	162
	Unilever NV	12,500	302
	Walgreen Co.	10,700	315
	Wal-Mart Stores, Inc.	8,300	402

	Total		2,563

	Energy (16.2%)

	Apache Corp.	3,600	260
	Chevron Corp.	17,900	1,186
	ConocoPhillips	22,100	930
	Devon Energy Corp.	2,900	158
	Diamond Offshore Drilling, Inc.	900	75
	Exxon Mobil Corp.	24,100	1,685
*	National-Oilwell Varco, Inc.	6,200	202
	Occidental Petroleum Corp.	1,400	92
	Royal Dutch Shell PLC - Class A, ADR	17,100	858

	Total		5,446

	Financials (17.7%)

	The Allstate Corp.	15,800	386
	Ameriprise Financial, Inc.	9,468	230
	Bank of America Corp.	57,200	755
	The Bank of New York Mellon Corp.	12,300	361
	The Chubb Corp.	3,800	152

	Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	The Goldman Sachs Group, Inc.	3,000	442
	Host Hotels & Resorts, Inc.	5,000	42
	JPMorgan Chase & Co.	34,400	1,173
	Loews Corp.	5,600	153
	Morgan Stanley	9,500	271
	PNC Financial Services Group, Inc.	3,700	144
	Simon Property Group, Inc.	2,924	150
	Torchmark Corp.	5,700	211
	The Travelers Cos., Inc.	8,900	365
	U.S. Bancorp	14,900	267
	Wells Fargo & Co.	35,000	849

	Total		5,951

	Health Care (15.3%)

	Abbott Laboratories	6,600	310
	Aetna, Inc.	2,900	73
*	Amgen, Inc.	7,400	392
	Eli Lilly and Co.	12,100	419
	Johnson & Johnson	19,000	1,079
	Medtronic, Inc.	6,200	216
	Merck & Co., Inc.	20,400	570
	Pfizer, Inc.	80,000	1,200
	Quest Diagnostics, Inc.	3,200	181
	Wyeth	15,500	704

	Total		5,144

	Industrials (8.9%)

	Avery Dennison Corp.	4,400	113
	Dover Corp.	8,500	281
	General Electric Co.	85,700	1,004
	Ingersoll-Rand Co., Ltd. - Class A	14,200	297
	Northrop Grumman Corp.	8,500	388
	Parker Hannifin Corp.	6,300	271
	Pitney Bowes, Inc.	6,000	132
	R.R. Donnelley & Sons Co.	13,000	151
	Tyco International, Ltd.	6,500	169
	Waste Management, Inc.	6,900	194

	Total		3,000

	Information Technology (6.3%)

	Applied Materials, Inc.	6,800	75
*	Cisco Systems, Inc.	13,000	242
*	Fiserv, Inc.	3,700	169
	Hewlett-Packard Co.	9,000	348
	Intel Corp.	10,000	165
	International Business Machines Corp.	3,400	355
	Microsoft Corp.	16,100	383

	Common Stocks (94.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Oracle Corp.	12,700	272
	Xerox Corp.	15,200	98

	Total		2,107

	Materials (2.8%)

	E.I. du Pont de Nemours and Co.	13,700	351
	International Paper Co.	6,800	103
	Nucor Corp.	4,000	178
	PPG Industries, Inc.	7,000	307

	Total		939

	Telecommunication Services (6.3%)

(b)	AT&T, Inc.	51,100	1,269
	Embarq Corp.	1,900	80
	Verizon Communications, Inc.	24,600	756

	Total		2,105

	Utilities (4.0%)

	Exelon Corp.	10,500	538
*	NRG Energy, Inc.	8,500	221
	PG&E Corp.	3,500	134
	PPL Corp.	13,600	448

	Total		1,341

	Total Common Stocks (Cost: $39,376)		31,620

	Short-Term Investments (6.8%)

	Federal Government & Agencies (6.8%)

	Federal Home Loan Bank, 0.01%, 7/1/09	2,285,000	2,285

	Total		2,285

	Other Holdings (0.0%)

	J.P. Morgan Money Market Fund	13,602	14

	Total		14

	Total Short-Term Investments (Cost: $2,299)		2,299

	Total Investments (100.9%) (Cost: $41,675)(a)		33,919

	Other Assets, Less Liabilities (-0.9%)		(297)

	Net Assets (100.0%)		33,622

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio 23

Large Company Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $41,675 and the net unrealized depreciation of investments based on that cost was $7,756 which is comprised of $271 aggregate gross unrealized appreciation and $8,027 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2009, $1,637)	35	9/09	$(35)

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Domestic Common Stocks	$31,620	$-	$-
Short-Term Investments	-	2,299	-
Other Financial Instruments^	(35)	-	-
Total	$31,585	$2,299	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

24 Large Company Value Portfolio

Domestic Equity Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,033.28	$3.02
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.82	$3.01

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Domestic Equity Portfolio 25

Domestic Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Common Stocks (91.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.1%)

	BorgWarner, Inc.	41,600	1,421
*	Carnival Corp.	119,400	3,077
	Comcast Corp. - Class A	96,400	1,397
*	Discovery Communications, Inc. - Class A	109,700	2,474
	Gannett Co., Inc.	248,100	886
	Harley-Davidson, Inc.	84,600	1,371
	The Home Depot, Inc.	17,200	406
	Honda Motor Co., Ltd., ADR	56,800	1,555
	Lowe’s Cos., Inc.	315,800	6,130
	Nordstrom, Inc.	113,800	2,263
	Target Corp.	124,900	4,930
	Time Warner, Inc.	87,233	2,197
	Toyota Motor Corp., ADR	26,600	2,009
	Viacom, Inc. - Class B	136,300	3,094
	The Walt Disney Co.	198,800	4,638

	Total		37,848

	Consumer Staples (15.3%)

	Altria Group, Inc.	147,200	2,413
	Archer-Daniels-Midland Co.	65,300	1,748
	The Coca-Cola Co.	98,300	4,717
	Colgate-Palmolive Co.	13,700	969
*	Energizer Holdings, Inc.	28,300	1,478
	General Mills, Inc.	16,700	935
	Kimberly-Clark Corp.	31,100	1,631
	Kraft Foods, Inc. - Class A	184,657	4,679
	Lorillard, Inc.	39,000	2,643
	Mead Johnson Nutrition Co. - Class A	148,700	4,724
	PepsiCo, Inc.	36,400	2,001
	Philip Morris International, Inc.	182,300	7,952
	The Procter & Gamble Co.	56,300	2,877
	Sysco Corp.	81,500	1,832
	Unilever NV	148,000	3,579

	Total		44,178

	Energy (10.8%)

	Chevron Corp.	77,946	5,164
	ConocoPhillips	52,600	2,212
	Devon Energy Corp.	89,800	4,894
	Diamond Offshore Drilling, Inc.	28,200	2,342
	Royal Dutch Shell PLC - Class A, ADR	203,600	10,219
	Royal Dutch Shell PLC - Class B, ADR	46,628	2,371
	Spectra Energy Corp.	110,500	1,870
*	Transocean, Ltd.	29,447	2,188

	Total		31,260

	Common Stocks (91.7%)	Shares/ $ Par	Value $ (000’s)

	Financials (16.5%)

	ACE, Ltd.	36,500	1,614
	The Allstate Corp.	95,000	2,318
	The Bank of New York Mellon Corp.	93,000	2,726
*	Berkshire Hathaway, Inc. - Class A	18	1,620
	Equity Residential	60,300	1,341
	The Goldman Sachs Group, Inc.	81,100	11,957
	Hudson City Bancorp, Inc.	189,700	2,521
	JPMorgan Chase & Co.	209,800	7,156
	Kimco Realty Corp.	123,100	1,237
	Mercury General Corp.	63,300	2,116
	Plum Creek Timber Co., Inc.	56,100	1,671
*	The Progressive Corp.	178,000	2,690
	RenaissanceRe Holdings, Ltd.	28,700	1,336
	State Street Corp.	42,600	2,011
	The Toronto-Dominion Bank	104,900	5,424

	Total		47,738

	Health Care (7.1%)

	Aetna, Inc.	30,700	769
	Cardinal Health, Inc.	66,000	2,016
*	DaVita, Inc.	54,500	2,695
	Johnson & Johnson	119,500	6,788
	Merck & Co., Inc.	294,100	8,223

	Total		20,491

	Industrials (10.3%)

	3M Co.	59,100	3,552
	CSX Corp.	89,700	3,106
*	Delta Air Lines, Inc.	44,100	255
	Emerson Electric Co.	177,000	5,735
	FedEx Corp.	16,100	896
	General Electric Co.	436,500	5,116
	Illinois Tool Works, Inc.	156,500	5,844
*	Monster Worldwide, Inc.	72,600	857
	Norfolk Southern Corp.	23,900	900
	United Parcel Service, Inc. - Class B	43,200	2,160
	United Technologies Corp.	25,100	1,304

	Total		29,725

	Information Technology (4.9%)

	Hewlett-Packard Co.	64,800	2,505
	Intel Corp.	78,800	1,304
	Jabil Circuit, Inc.	429,400	3,186
	Maxim Integrated Products, Inc.	294,800	4,625
	Microsoft Corp.	28,600	680
	Nintendo Co., Ltd., ADR	28,800	993

Common Stocks (91.7%)	Shares/ $ Par	Value $ (000’s)

Information Technology continued

Tyco Electronics, Ltd.	42,300	786

Total		14,079

Materials (7.1%)

Air Products and Chemicals, Inc.	19,900	1,285
Allegheny Technologies, Inc.	136,900	4,782
Cliffs Natural Resources, Inc.	55,000	1,346
The Dow Chemical Co.	195,900	3,162
Nucor Corp.	186,100	8,268
Vulcan Materials Co.	40,800	1,759

Total		20,602

Telecommunication Services (2.6%)

AT&T, Inc.	303,500	7,539

Total		7,539

Utilities (4.0%)

American Electric Power Co., Inc.	37,200	1,075
American Water Works Co., Inc.	139,200	2,660
Edison International	184,400	5,801
Sempra Energy	9,600	476
Southern Co.	50,800	1,583

Total		11,595

Total Common Stocks (Cost: $282,349)		265,055

Preferred Stocks (3.0%)

Metals/Mining (2.0%)

Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	72,100	5,727

Total		5,727

Pharmaceutical Preparations (1.0%)

Schering-Plough Corp., 6.00%, 8/13/10	13,700	3,106

Total		3,106

Total Preferred Stocks (Cost: $5,895)		8,833

Short-Term Investments (5.6%)

Federal Government & Agencies (1.4%)

Federal Home Loan Bank, 0.14%, 8/5/09	900,000	900

The Accompanying Notes are an Integral Part of the Financial Statements.

26 Domestic Equity Portfolio

Domestic Equity Portfolio

Short-Term Investments (5.6%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies continued
Federal Home Loan Bank, 0.15%, 7/6/09	1,500,000	1,500
Federal Home Loan Bank, 0.17%, 7/6/09	1,700,000	1,700

Total		4,100

Finance Services (1.1%)

Liberty Street Funding LLC, 0.28%, 7/10/09	3,000,000	3,000

Total		3,000

Oil and Gas (1.0%)

Devon Energy Corp., 0.35%, 7/1/09	3,000,000	3,000

Total		3,000

Personal Credit Institutions (1.0%)

Bryant Park Funding LLC, 0.30%, 7/20/09	3,000,000	2,999

Total		2,999

Short Term Business Credit (1.1%)

Falcon Asset Securitization Co. LLC, 0.25%, 7/14/09	3,000,000	3,000

Total		3,000

Total Short-Term Investments (Cost: $16,099)		16,099

Total Investments (100.3%) (Cost: $304,343)(a)		289,987

Other Assets, Less Liabilities (-0.3%)		(844)

Net Assets (100.0%)		289,143

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $304,343 and the net unrealized depreciation of investments based on that cost was $14,356 which is comprised of $22,650 aggregate gross unrealized appreciation and $37,006 aggregate gross unrealized depreciation.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Domestic Common Stocks	$265,055	$-	$-
Preferred Stocks	8,833	-	-
Short-Term Investments	-	16,099	-
Other Financial Instruments#	-	-	-
Total	$273,888	$16,099	$-

# On June 30, 2009 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio 27

Equity Income Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,003.46	$3.33
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.47	$3.36

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

28 Equity Income Portfolio

Equity Income Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Common Stocks (94.3%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.0%)

*	Bed Bath & Beyond, Inc.	64,800	1,993
	The Black & Decker Corp.	14,300	410
	Cablevision Systems Corp. - Class A	57,400	1,114
	CBS Corp. - Class B	37,050	256
	D.R. Horton, Inc.	32,000	299
	Fortune Brands, Inc.	56,500	1,963
	Genuine Parts Co.	22,100	742
	H&R Block, Inc.	21,200	365
	Harley-Davidson, Inc.	37,700	611
*	Harman International Industries, Inc.	19,500	367
	The Home Depot, Inc.	110,200	2,604
	Macy’s, Inc.	37,000	435
	Marriott International, Inc. - Class A	47,173	1,041
	Mattel, Inc.	67,700	1,087
	The McGraw-Hill Cos., Inc.	64,000	1,927
*	MGM MIRAGE	53,300	341
*	The New York Times Co. - Class A	82,400	454
	Tiffany & Co.	33,200	842
	Time Warner, Inc.	90,800	2,287
	The Walt Disney Co.	71,900	1,677
	Whirlpool Corp.	36,700	1,562
	WPP PLC, ADR	5,400	180

	Total		22,557

	Consumer Staples (3.7%)

	The Hershey Co.	76,400	2,750
	Kimberly-Clark Corp.	22,300	1,169
	Kraft Foods, Inc. - Class A	52,600	1,333
	McCormick & Co., Inc.	22,300	726

	Total		5,978

	Energy (14.5%)

	Anadarko Petroleum Corp.	33,400	1,516
	BJ Services Co.	30,900	421
	BP PLC, ADR	42,400	2,022
	Chevron Corp.	67,800	4,492
	ConocoPhillips	13,400	563
	CONSOL Energy, Inc.	15,900	540
	Exxon Mobil Corp.	67,800	4,740
	Murphy Oil Corp.	42,400	2,303
	Royal Dutch Shell PLC - Class A, ADR	65,000	3,262
	Schlumberger, Ltd.	36,200	1,959
	Spectra Energy Corp.	41,350	700
	Sunoco, Inc.	32,200	747

	Total		23,265

	Common Stocks (94.3%)	Shares/ $ Par	Value $ (000’s)

	Financials (19.8%)

*	Allied Irish Banks PLC, ADR	42,300	201
	American Express Co.	107,700	2,503
	Bank of America Corp.	281,423	3,715
	The Bank of New York Mellon Corp.	77,300	2,266
	Capital One Financial Corp.	37,600	823
	The Chubb Corp.	16,800	670
*	Federal National Mortgage Association	42,526	25
	The Goldman Sachs Group, Inc.	15,100	2,226
	JPMorgan Chase & Co.	167,088	5,699
	KeyCorp	99,400	521
	Legg Mason, Inc.	21,800	531
	Lincoln National Corp.	65,476	1,127
	Marsh & McLennan Cos., Inc.	90,400	1,820
	Marshall & Ilsley Corp.	38,500	185
	Och-Ziff Capital Management Group - Class A	29,600	264
*	The Progressive Corp.	51,100	772
*	SLM Corp.	111,500	1,145
	SunTrust Banks, Inc.	61,300	1,008
	The Travelers Cos., Inc.	20,227	830
	U.S. Bancorp	128,500	2,303
*	UBS AG	48,015	586
	Wells Fargo & Co.	110,600	2,683

	Total		31,903

	Health Care (6.7%)

*	Amgen, Inc.	22,100	1,170
	Bristol-Myers Squibb Co.	65,500	1,330
	Eli Lilly and Co.	45,400	1,573
	Johnson & Johnson	27,300	1,551
	Merck & Co., Inc.	62,600	1,750
*	WellPoint, Inc.	16,600	845
	Wyeth	57,900	2,628

	Total		10,847

	Industrials (11.8%)

	3M Co.	42,800	2,572
	Avery Dennison Corp.	38,200	981
	The Boeing Co.	36,700	1,560
	Cooper Industries, Ltd. - Class A	27,800	863
	Deere & Co.	39,500	1,578
	Eaton Corp.	10,600	473
	General Electric Co.	299,400	3,509
	Honeywell International, Inc.	36,200	1,137
	Illinois Tool Works, Inc.	56,500	2,110
	Masco Corp.	93,400	895
	Norfolk Southern Corp.	5,600	211
	Pall Corp.	11,000	292
	Southwest Airlines Co.	110,100	741

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio 29

Equity Income Portfolio

	Common Stocks (94.3%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	United Parcel Service, Inc. - Class B	33,100	1,654
*	USG Corp.	33,900	341

	Total		18,917

	Information Technology (7.0%)

	Accenture, Ltd. - Class A	11,100	371
	Analog Devices, Inc.	59,300	1,469
	Applied Materials, Inc.	47,300	519
*	Cisco Systems, Inc.	35,800	667
*	Computer Sciences Corp.	33,900	1,502
*	Dell, Inc.	84,700	1,163
*	eBay, Inc.	54,800	939
	Intel Corp.	54,500	902
	Microsoft Corp.	105,700	2,513
*	Yahoo!, Inc.	79,100	1,239

	Total		11,284

	Materials (5.7%)

	Alcoa, Inc.	56,700	586
	E.I. du Pont de Nemours and Co.	49,900	1,278
	International Flavors & Fragrances, Inc.	38,600	1,263
	International Paper Co.	108,000	1,634
	MeadWestvaco Corp.	48,900	802
	Nucor Corp.	40,100	1,782
	Vulcan Materials Co.	29,600	1,276
	Weyerhaeuser Co.	16,500	502

	Total		9,123

	Telecommunication Services (4.3%)

	AT&T, Inc.	135,635	3,369
	Qwest Communications International, Inc.	282,500	1,172
*	Sprint Nextel Corp.	133,700	643
	Verizon Communications, Inc.	57,000	1,752

	Total		6,936

	Utilities (6.8%)

	CenterPoint Energy, Inc.	11,300	125
	Constellation Energy Group, Inc.	27,500	731
	Duke Energy Corp.	78,000	1,138
	Entergy Corp.	18,800	1,457
	FirstEnergy Corp.	16,500	639
	NiSource, Inc.	116,300	1,356
*	NRG Energy, Inc.	16,800	436
	PG&E Corp.	28,600	1,099
	Pinnacle West Capital Corp.	30,100	908
	Progress Energy, Inc.	38,500	1,457
	TECO Energy, Inc.	25,700	307
	Xcel Energy, Inc.	68,000	1,252

	Total		10,905

	Total Common Stocks (Cost: $208,503)		151,715

	Foreign Common Stocks (1.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (0.2%)

	WPP PLC	United Kingdom	49,400	329

	Total			329

	Consumer Staples (0.5%)

	Anheuser-Busch InBev NV	Belgium	23,200	840

	Total			840

	Financials (0.0%)

*	UBS AG	Switzerland	3,700	45

	Total			45

	Telecommunication Services (0.3%)

	Vodafone Group PLC	United Kingdom	239,100	462

	Total			462

	Total Foreign Common Stocks (Cost: $1,489)			1,676

	Convertible Corporate Bonds (0.5%)

	Autos/Vehicle Parts (0.5%)

	Ford Motor Co., 4.25% 12/15/36		929,000	785

	Total			785

	Total Convertible Corporate Bonds (Cost: $478)			785

	Short-Term Investments (3.9%)

	Other Holdings (3.9%)

	T. Rowe Price Reserve Investment Fund		6,314,228	6,314

	Total			6,314

	Total Short-Term Investments (Cost: $6,314)			6,314

	Total Investments (99.7%) (Cost: $216,784)(a)			160,490

	Other Assets, Less Liabilities (0.3%)			472

	Net Assets (100.0%)			160,962

The Accompanying Notes are an Integral Part of the Financial Statements.

30 Equity Income Portfolio

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $216,784 and the net unrealized depreciation of investments based on that cost was $56,294 which is comprised of $4,183 aggregate gross unrealized appreciation and $60,477 aggregate gross unrealized depreciation.

(l)	As of June 30, 2009 portfolio securities with an aggregate value of $1,676 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Domestic Common Stocks	$151,715	$-	$-
Foreign Common Stocks	-	1,676	-
Corporate Bonds	-	785	-
Short-Term Investments	-	6,314	-
Other Financial Instruments#	-	-	-
Total	$151,715	$8,775	$-

# On June 30, 2009 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio 31

Mid Cap Growth Stock Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,079.25	$ 2.78
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.12	$ 2.71

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

32 Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Common Stocks (95.3%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.2%)
*	Apollo Group, Inc. - Class A	70,400	5,007
*	Collective Brands, Inc.	914,300	13,321
	DeVry, Inc.	350,500	17,539
*	Dollar Tree, Inc.	260,500	10,967
*	Focus Media Holding, Ltd., ADR	217,400	1,752
*	GameStop Corp. - Class A	652,200	14,355
*	Jack in the Box, Inc.	542,400	12,177
*	O’Reilly Automotive, Inc.	240,360	9,153
*	Penn National Gaming, Inc.	123,900	3,607
*	Starbucks Corp.	123,600	1,717
*	Wynn Resorts, Ltd.	96,100	3,392

	Total		92,987

	Consumer Staples (0.0%)

	Mead Johnson Nutrition Co. - Class A	6,500	207

	Total		207

	Energy (6.9%)

	Baker Hughes, Inc.	228,600	8,330
*	Cameron International Corp.	347,800	9,843
	Range Resources Corp.	236,900	9,810
*	SandRidge Energy, Inc.	817,800	6,967
	Smith International, Inc.	258,400	6,654
*	Southwestern Energy Co.	168,100	6,531

	Total		48,135

	Financials (7.9%)

	Assured Guaranty, Ltd.	490,400	6,071
*	IntercontinentalExchange, Inc.	58,983	6,738
*	Investment Technology Group, Inc.	244,940	4,994
*	MBIA, Inc.	581,700	2,519
	Northern Trust Corp.	198,188	10,639
	Raymond James Financial, Inc.	691,000	11,892
	SEI Investments Co.	356,600	6,433
	Synovus Financial Corp.	695,700	2,080
	T. Rowe Price Group, Inc.	13,000	542
	W.R. Berkley Corp.	169,900	3,648

	Total		55,556

	Health Care (16.1%)

	Aetna, Inc.	116,100	2,908
	Allergan, Inc.	157,300	7,484
*	Celgene Corp.	148,100	7,085
*	Cerner Corp.	181,000	11,275

	Common Stocks (95.3%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
*	Charles River Laboratories International, Inc.	255,700	8,630
*	DaVita, Inc.	361,000	17,855
*	Express Scripts, Inc.	272,700	18,748
*	Immucor, Inc.	730,349	10,050
*	Mettler-Toledo International, Inc.	137,800	10,631
*	Psychiatric Solutions, Inc.	820,781	18,665

	Total		113,331

	Industrials (17.8%)

	C.H. Robinson Worldwide, Inc.	130,500	6,806
*	Corrections Corp. of America	810,300	13,767
	Cummins, Inc.	175,600	6,183
	Dover Corp.	210,100	6,952
	Expeditors International of Washington, Inc.	314,660	10,491
*	Foster Wheeler AG	282,800	6,716
*	FTI Consulting, Inc.	103,400	5,244
	Harsco Corp.	223,200	6,316
	J.B. Hunt Transport Services, Inc.	289,300	8,832
	Knight Transportation, Inc.	520,400	8,613
	L-3 Communications Holdings, Inc.	98,600	6,841
	MSC Industrial Direct Co., Inc. - Class A	266,000	9,438
	Regal-Beloit Corp.	293,800	11,670
	Ritchie Bros. Auctioneers, Inc.	368,800	8,648
	Robert Half International, Inc.	307,400	7,261
	Roper Industries, Inc.	26,000	1,178

	Total		124,956

	Information Technology (24.5%)

*	Alliance Data Systems Corp.	353,200	14,548
	Amphenol Corp. - Class A	449,800	14,232
*	Citrix Systems, Inc.	195,400	6,231
*	Cognizant Technology Solutions Corp.- Class A	431,200	11,513
	FactSet Research Systems, Inc.	135,800	6,772
	Global Payments, Inc.	457,600	17,142
	Intersil Corp. - Class A	916,500	11,520
*	Juniper Networks, Inc.	322,500	7,611
	KLA-Tencor Corp.	396,780	10,019

	Common Stocks (95.3%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Marvell Technology Group, Ltd.	604,500	7,036
*	McAfee, Inc.	447,900	18,897
	Microchip Technology, Inc.	322,095	7,263
*	NeuStar, Inc. - Class A	283,700	6,287
	Seagate Technology	194,400	2,033
*	Varian Semiconductor Equipment Associates, Inc.	282,600	6,780
*	VeriFone Holdings, Inc.	590,800	4,437
	Western Union Co.	296,500	4,863
	Xilinx, Inc.	456,700	9,344
*	Zebra Technologies Corp. - Class A	232,100	5,492

	Total		172,020

	Materials (4.9%)

	Martin Marietta Materials, Inc.	49,500	3,905
*	Owens-Illinois, Inc.	420,600	11,781
	Praxair, Inc.	201,940	14,352
	Titanium Metals Corp.	468,800	4,308

	Total		34,346

	Other Holdings (0.7%)

	SPDR Metals & Mining ETF	123,700	4,578

	Total		4,578

	Telecommunication Services (1.5%)

*	American Tower Corp. - Class A	325,100	10,250

	Total		10,250

	Utilities (1.8%)

	EQT Corp.	371,900	12,983

	Total		12,983

	Total Common Stocks (Cost: $828,583)		669,349

	Short-Term Investments (5.1%)

	Federal Government & Agencies (0.7%)

(b)	Federal Home Loan Bank, 0.18%, 8/21/09	4,760,000	4,759

	Total		4,759

	Finance Lessors (1.4%)

	Gemini Securitization Corp LLC, 0.27%, 7/28/09	10,000,000	9,998

	Total		9,998

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio 33

Mid Cap Growth Stock Portfolio

Short-Term Investments (5.1%)	Shares/ $ Par	Value $ (000’s)

Finance Services (0.7%)

Liberty Street Funding LLC, 0.29%, 7/20/09	5,000,000	4,999

Total		4,999

Oil and Gas (0.9%)

Devon Energy Corp., 0.35%, 7/1/09	6,400,000	6,400

Total		6,400

Short Term Business Credit (1.4%)

Falcon Asset Securitization Co. LLC, 0.25%, 7/14/09	10,000,000	9,999

Total		9,999

Total Short-Term Investments (Cost: $36,155)		36,155

Total Investments (100.4%) (Cost: $864,738)(a)		705,504

Other Assets, Less Liabilities (-0.4%)		(2,488)

Net Assets (100.0%)		703,016

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $864,738 and the net unrealized depreciation of investments based on that cost was $159,234 which is comprised of $38,710 aggregate gross unrealized appreciation and $197,944 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at June 30, 2009, $8,337)	28	9/09	$(263)

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Domestic Common Stocks	$669,349	$-	$-
Short-Term Investments	-	36,155	-
Other Financial Instruments^	(263)	-	-
Total	$669,086	$36,155	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

34 Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,084.07	$ 1.34
Hypothetical (5% return before expenses)	$1,000.00	$1,023.51	$ 1.30

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.26%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 400 Stock Portfolio 35

Index 400 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.4%)
*	99 Cents Only Stores	20,033	272
	Aaron’s, Inc.	22,900	683
	Advance Auto Parts, Inc.	40,500	1,680
*	Aeropostale, Inc.	28,550	978
	American Eagle Outfitters, Inc.	88,050	1,248
	American Greetings Corp. - Class A	16,800	196
*	AnnTaylor Stores Corp.	24,650	197
	Barnes & Noble, Inc.	15,700	324
	Blyth, Inc.	2,600	85
	Bob Evans Farms, Inc.	13,100	377
	BorgWarner, Inc.	49,700	1,697
*	Boyd Gaming Corp.	23,900	203
	Brinker International, Inc.	43,575	742
*	Brinks’s Home Security Holdings, Inc.	17,400	493
	Callaway Golf Co.	27,500	139
*	Career Education Corp.	31,500	784
*	CarMax, Inc.	94,100	1,383
*	The Cheesecake Factory, Inc.	25,650	444
*	Chico’s FAS, Inc.	75,700	737
*	Chipotle Mexican Grill, Inc. - Class A	13,600	1,088
*	Coldwater Creek, Inc.	20,300	123
*	Collective Brands, Inc.	27,342	398
*	Corinthian Colleges, Inc.	37,100	628
*	Dick’s Sporting Goods, Inc.	36,500	628
*	Dollar Tree, Inc.	38,400	1,617
*	DreamWorks Animation SKG, Inc. - Class A	31,800	877
	Foot Locker, Inc.	66,100	692
*	Fossil, Inc.	19,100	460
	Gentex Corp.	58,800	682
	Guess?, Inc.	25,100	647
*	Hanesbrands, Inc.	40,400	606
	Harte-Hanks, Inc.	16,250	150
	International Speedway Corp. - Class A	11,900	305
*	ITT Educational Services, Inc.	13,300	1,339
*	J. Crew Group, Inc.	22,200	600
	John Wiley & Sons, Inc. - Class A	18,100	602
(m)*	Krispy Kreme Doughnuts, Inc. - Warrants	1,559	0
*	Lamar Advertising Co. - Class A	32,500	496
*	Life Time Fitness, Inc.	15,000	300

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	LKQ Corp.	59,800	984
*	M.D.C. Holdings, Inc.	15,800	476
*	Marvel Entertainment, Inc.	20,800	740
	Matthews International Corp. - Class A	13,000	405
*	Mohawk Industries, Inc.	24,000	856
*	NetFlix, Inc.	17,500	723
*	NVR, Inc.	2,500	1,256
*	Panera Bread Co. - Class A	13,300	663
	PetSmart, Inc.	53,800	1,155
	Phillips-Van Heusen Corp.	22,000	631
	Priceline.com, Inc.	17,800	1,986
	Regis Corp.	18,600	324
*	Rent-A-Center, Inc.	28,200	503
	Ross Stores, Inc.	54,100	2,088
	The Ryland Group, Inc.	18,400	308
*	Saks, Inc.	61,100	271
	Scholastic Corp.	10,900	216
*	Scientific Games Corp.- Class A	27,600	435
	Service Corp. International	107,100	587
	Sotheby’s	28,600	404
	Strayer Education, Inc.	6,000	1,309
	Thor Industries, Inc.	15,100	277
*	The Timberland Co. - Class A	19,400	257
*	Toll Brothers, Inc.	56,400	957
	Tupperware Brands Corp.	26,700	695
*	Under Armour, Inc.	15,700	351
*	Urban Outfitters, Inc.	48,800	1,019
*	The Warnaco Group, Inc.	19,500	632
	Wendy’s/Arby’s Group, Inc.	178,400	714
	Williams-Sonoma, Inc.	37,000	439
*	WMS Industries, Inc.	19,300	608

	Total		47,169

	Consumer Staples (3.7%)

	Alberto-Culver Co.	36,400	926
*	BJ’s Wholesale Club, Inc.	23,700	764
	Church & Dwight Co., Inc.	29,950	1,626
	Corn Products International, Inc.	31,801	852
*	Energizer Holdings, Inc.	29,600	1,546
	Flowers Foods, Inc.	33,500	732
*	Hansen Natural Corp.	30,900	952
	Lancaster Colony Corp.	8,500	375
*	NBTY, Inc.	23,500	661
	PepsiAmericas, Inc.	23,900	641

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
*	Ralcorp Holdings, Inc.	24,100	1,468
	Ruddick Corp.	16,800	394
*	Smithfield Foods, Inc.	50,700	708
	Tootsie Roll Industries, Inc.	11,291	256
	Universal Corp.	10,700	354

	Total		12,255

	Energy (5.8%)

	Arch Coal, Inc.	61,600	947
*	Bill Barrett Corp.	15,900	437
	Cimarex Energy Co.	35,600	1,009
*	Comstock Resources, Inc.	19,800	654
*	Encore Acquisition Co.	22,500	694
*	Exterran Holdings, Inc.	26,502	425
*	Forest Oil Corp.	47,500	709
	Frontier Oil Corp.	44,700	586
*	Helix Energy Solutions Group, Inc.	42,000	456
	Helmerich & Payne, Inc.	45,000	1,389
*	Mariner Energy, Inc.	42,800	503
*	Newfield Exploration Co.	56,600	1,849
*	Oceaneering International, Inc.	23,400	1,058
	Overseas Shipholding Group, Inc.	10,200	347
*	Patriot Coal Corp.	31,500	201
	Patterson-UTI Energy, Inc.	65,500	842
*	Plains Exploration & Production Co.	52,066	1,424
*	Pride International, Inc.	74,100	1,857
*	Quicksilver Resources, Inc.	48,300	449
	Southern Union Co.	52,900	973
*	Superior Energy Services, Inc.	33,400	577
	Tidewater, Inc.	22,100	947
*	Unit Corp.	20,300	560

	Total		18,893

	Financials (16.5%)

*	Affiliated Managers Group, Inc.	17,600	1,024
	Alexandria Real Estate Equities, Inc.	16,800	601
*	AMB Property Corp.	62,400	1,174
	American Financial Group, Inc.	32,150	694
*	AmeriCredit Corp.	56,600	767
	Apollo Investment Corp.	60,666	364
	Arthur J. Gallagher & Co.	42,800	913
	Associated Banc-Corp.	54,563	682
	Astoria Financial Corp.	34,800	299
	BancorpSouth, Inc.	30,900	634

The Accompanying Notes are an Integral Part of the Financial Statements.

36 Index 400 Stock Portfolio

Index 400 Stock Portfolio

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Bank of Hawaii Corp.	20,400	731
	BRE Properties, Inc.	21,900	520
	Brown & Brown, Inc.	49,500	987
	Camden Property Trust	27,400	756
	Cathay General Bancorp	21,100	201
	City National Corp.	18,300	674
	Commerce Bancshares, Inc.	28,340	902
	Corporate Office Properties Trust	24,500	719
	Cousins Properties, Inc.	19,013	162
	Cullen/Frost Bankers, Inc.	25,400	1,171
	Duke Realty Corp.	95,500	838
	Eaton Vance Corp.	49,900	1,335
	Equity One, Inc.	15,800	210
	Essex Property Trust, Inc.	11,700	728
	Everest Re Group, Ltd.	26,300	1,882
	Federal Realty Investment Trust	25,200	1,298
	Fidelity National Financial, Inc. - Class A	100,191	1,356
	First American Corp.	39,800	1,031
	First Niagara Financial Group, Inc.	63,900	730
	FirstMerit Corp.	34,934	593
	Fulton Financial Corp.	74,900	390
	The Hanover Insurance Group, Inc.	21,800	831
	HCC Insurance Holdings, Inc.	47,850	1,149
	Highwoods Properties, Inc.	30,200	676
	Horace Mann Educators Corp.	16,700	166
	Hospitality Properties Trust	47,600	566
	International Bancshares Corp.	21,700	224
*	Jefferies Group, Inc.	54,000	1,152
	Jones Lang LaSalle, Inc.	17,600	576
	Liberty Property Trust	45,100	1,039
	The Macerich Co.	33,785	595
	Mack-Cali Realty Corp.	33,400	762
	Mercury General Corp.	15,200	508
	Nationwide Health Properties, Inc.	43,800	1,127
	New York Community Bancorp, Inc.	147,321	1,575
	NewAlliance Bancshares, Inc.	45,600	524
	Old Republic International Corp.	102,675	1,011
	OMEGA Healthcare Investors, Inc.	35,200	546
	PacWest Bancorp	10,500	138
	Potlatch Corp.	16,947	412
	Protective Life Corp.	36,500	418
	Raymond James Financial, Inc.	42,025	723
	Rayonier, Inc.	33,666	1,224

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)
	Financials continued
	Realty Income Corp.	44,500	975
	Regency Centers Corp.	34,200	1,194
	Reinsurance Group of America, Inc.	31,100	1,086
	SEI Investments Co.	57,000	1,028
	SL Green Realty Corp.	32,800	752
	StanCorp Financial Group, Inc.	20,900	599
*	SVB Financial Group	14,100	384
	Synovus Financial Corp.	119,900	359
	TCF Financial Corp.	48,100	643
	Trustmark Corp.	20,800	402
	UDR, Inc.	64,002	661
	Unitrin, Inc.	21,100	254
	Valley National Bancorp	60,505	708
	W.R. Berkley Corp.	58,750	1,261
	Waddell & Reed Financial, Inc. - Class A	36,700	968
	Washington Federal, Inc.	37,565	488
	Webster Financial Corp.	22,600	182
	Weingarten Realty Investors	45,400	659
	Westamerica Bancorporation	12,500	620
	Wilmington Trust Corp.	29,600	404

	Total		53,935

	Health Care (12.0%)

*	Affymetrix, Inc.	30,200	179
	Beckman Coulter, Inc.	26,900	1,537
*	Bio-Rad Laboratories, Inc. - Class A	8,200	619
*	Cerner Corp.	28,900	1,800
*	Charles River Laboratories International, Inc.	28,200	952
*	Community Health Systems, Inc.	39,400	995
*	Covance, Inc.	27,300	1,343
*	Edwards Lifesciences Corp.	23,900	1,626
*	Endo Pharmaceuticals Holdings, Inc.	50,000	896
*	Gen-Probe, Inc.	22,200	954
*	Health Management Associates, Inc. - Class A	105,300	520
*	Health Net, Inc.	44,300	689
*	Henry Schein, Inc.	38,500	1,846
	Hill-Rom Holdings, Inc.	26,700	433
*	Hologic, Inc.	109,500	1,558
*	IDEXX Laboratories, Inc.	25,200	1,164
*	Immucor, Inc.	30,100	414
*	Kindred Healthcare, Inc.	12,800	158
*	Kinetic Concepts, Inc.	23,600	643
*	LifePoint Hospitals, Inc.	23,200	609
*	Lincare Holdings, Inc.	29,400	691
*	Masimo Corp.	20,600	497
	Medicis Pharmaceutical Corp. - Class A	24,300	397

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)
	Health Care continued
*	Mettler-Toledo International, Inc.	14,400	1,111
	Omnicare, Inc.	44,500	1,146
*	OSI Pharmaceuticals, Inc.	24,700	697
	Owens & Minor, Inc.	17,800	780
	Perrigo Co.	33,100	920
	Pharmaceutical Product Development, Inc.	50,300	1,168
*	Psychiatric Solutions, Inc.	24,000	546
*	ResMed, Inc.	32,200	1,311
*	Sepracor, Inc.	46,700	809
	STERIS Corp.	25,000	652
	Techne Corp.	15,900	1,015
	Teleflex, Inc.	17,000	762
*	Thoratec Corp.	24,100	645
*	United Therapeutics Corp.	9,900	825
	Universal Health Services, Inc. - Class B	21,000	1,026
*	Valeant Pharmaceuticals International	35,100	903
*	Varian, Inc.	12,300	485
*	VCA Antech, Inc.	36,200	967
*	Vertex Pharmaceuticals, Inc.	73,900	2,634
*	WellCare Health Plans, Inc.	18,000	333

	Total		39,255

	Industrials (13.8%)

*	Aecom Technology Corp.	39,100	1,251
*	AGCO Corp.	39,500	1,148
*	AirTran Holdings, Inc.	51,200	317
*	Alaska Air Group, Inc.	15,500	283
	Alexander & Baldwin, Inc.	17,500	410
*	Alliant Techsystems, Inc.	14,000	1,153
	AMETEK, Inc.	45,850	1,586
*	BE Aerospace, Inc.	43,100	619
	The Brink’s Co.	17,300	502
	Bucyrus International, Inc.	32,100	917
	Carlisle Companies, Inc.	26,100	627
*	Clean Harbors, Inc.	8,500	459
	Con-way, Inc.	19,800	699
*	Copart, Inc.	27,300	946
	The Corporate Executive Board Co.	14,500	301
*	Corrections Corp. of America	49,200	836
	Crane Co.	20,200	451
	Deluxe Corp.	21,800	279
	Donaldson Co., Inc.	32,900	1,140
*	Dycom Industries, Inc.	16,600	184
	Federal Signal Corp.	20,600	158
*	FTI Consulting, Inc.	21,900	1,111
	GATX Corp.	20,100	517
	Graco, Inc.	25,600	564
	Granite Construction, Inc.	14,200	473
	Harsco Corp.	34,300	971
	Herman Miller, Inc.	23,000	353
	HNI Corp.	19,100	345

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio 37

Index 400 Stock Portfolio

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Hubbell, Inc. - Class B	24,100	773
	IDEX Corp.	34,480	847
	J.B. Hunt Transport Services, Inc.	35,000	1,069
*	JetBlue Airways Corp.	86,825	371
	Joy Global, Inc.	43,650	1,559
*	Kansas City Southern	39,100	630
	KBR, Inc.	68,500	1,263
	Kelly Services, Inc. - Class A	11,700	128
	Kennametal, Inc.	31,200	598
*	Korn/Ferry International	19,100	203
	Landstar System, Inc.	21,900	786
	Lennox International, Inc.	20,100	645
	Lincoln Electric Holdings, Inc.	18,100	652
	Manpower, Inc.	33,400	1,414
	Mine Safety Appliances Co.	12,700	306
*	MPS Group, Inc.	39,500	302
	MSC Industrial Direct Co., Inc. - Class A	19,100	678
*	Navigant Consulting, Inc.	20,600	266
	Nordson Corp.	14,300	553
	Oshkosh Corp.	31,800	462
	Pentair, Inc.	41,900	1,073
*	Quanta Services, Inc.	–	0
	Rollins, Inc.	17,487	303
	Roper Industries, Inc.	38,600	1,749
*	The Shaw Group, Inc.	35,700	979
	SPX Corp.	20,900	1,023
*	Terex Corp.	45,900	554
*	Thomas & Betts Corp.	22,500	649
	The Timken Co.	36,400	622
	Trinity Industries, Inc.	33,550	457
*	United Rentals, Inc.	25,623	166
*	URS Corp.	35,500	1,758
	Valmont Industries, Inc.	7,700	555
	Wabtec Corp.	20,400	656
*	Waste Connections, Inc.	34,200	886
	Watson Wyatt Worldwide, Inc. - Class A	18,200	683
	Werner Enterprises, Inc.	18,350	333
	Woodward Governor Co.	23,500	465

	Total		45,016

	Information Technology (13.6%)

*	3Com Corp.	165,400	779
*	ACI Worldwide, Inc.	15,000	209
	Acxiom Corp.	29,202	258
*	ADC Telecommunications, Inc.	41,200	328
	ADTRAN, Inc.	23,400	502
*	Advent Software, Inc.	6,700	220
*	Alliance Data Systems Corp.	24,800	1,022
*	ANSYS, Inc.	37,400	1,165
*	Arrow Electronics, Inc.	51,000	1,083

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Atmel Corp.	192,400	718
*	Avnet, Inc.	64,500	1,356
*	Avocent Corp.	18,900	264
	Broadridge Financial Solutions, Inc.	59,900	993
*	Cadence Design Systems, Inc.	112,500	664
*	CommScope, Inc.	34,877	916
*	Cree, Inc.	38,000	1,117
	Diebold, Inc.	28,300	746
*	Digital River, Inc.	16,300	592
*	DST Systems, Inc.	17,400	643
*	Equinix, Inc.	16,500	1,200
*	F5 Networks, Inc.	33,500	1,159
	FactSet Research Systems, Inc.	17,800	888
	Fair Isaac Corp.	20,900	323
*	Fairchild Semiconductor International, Inc.	52,900	370
*	Gartner, Inc.	25,400	388
	Global Payments, Inc.	34,300	1,285
*	Hewitt Associates, Inc.	35,600	1,060
	Imation Corp.	12,900	98
*	Ingram Micro, Inc. - Class A	69,100	1,209
*	Integrated Device Technology, Inc.	70,530	426
*	International Rectifier Corp.	30,600	453
	Intersil Corp. - Class A	52,200	656
*	Itron, Inc.	17,000	936
	Jack Henry & Associates, Inc.	35,800	743
*	Lam Research Corp.	53,900	1,401
	Lender Processing Services, Inc.	35,900	997
*	Macrovision Solutions Corp.	35,000	763
*	ManTech International Corp. - Class A	9,000	387
*	Mentor Graphics Corp.	39,700	217
*	Metavante Technologies, Inc.	38,400	993
*	MICROS Systems, Inc.	34,300	869
	National Instruments Corp.	23,850	538
*	NCR Corp.	67,700	801
*	NeuStar, Inc. - Class A	30,900	685
*	Palm, Inc.	58,800	974
*	Parametric Technology Corp.	49,500	579
	Plantronics, Inc.	20,900	395
*	Polycom, Inc.	35,800	726
*	RF Micro Devices, Inc.	113,300	426
*	SAIC, Inc.	87,000	1,614
*	Semtech Corp.	26,000	414
*	Silicon Laboratories, Inc.	19,100	725
*	SRA International, Inc. - Class A	18,000	316
*	Sybase, Inc.	35,423	1,110

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Synopsys, Inc.	61,500	1,200
*	Tech Data Corp.	21,400	700
*	Trimble Navigation, Ltd.	51,000	1,001
*	ValueClick, Inc.	37,100	390
*	Vishay Intertechnology, Inc.	79,587	540
*	Western Digital Corp.	–	0
*	Wind River Systems, Inc.	29,200	335
*	Zebra Technologies Corp. - Class A	25,400	601

	Total		44,466

	Materials (6.7%)

	Airgas, Inc.	34,900	1,415
	Albemarle Corp.	39,000	997
	AptarGroup, Inc.	28,900	976
	Ashland, Inc.	28,500	799
	Cabot Corp.	27,900	351
	Carpenter Technology Corp.	18,800	391
	Cliffs Natural Resources, Inc.	55,900	1,368
	Commercial Metals Co.	48,000	770
	Cytec Industries, Inc.	20,100	374
	FMC Corp.	31,000	1,466
	Grief, Inc. - Class A	14,600	646
*	Louisiana-Pacific Corp.	39,000	133
	The Lubrizol Corp.	28,800	1,363
	Martin Marietta Materials, Inc.	19,000	1,499
	Minerals Technologies, Inc.	8,000	288
	Olin Corp.	33,300	396
	Packaging Corp. of America	43,700	708
	Reliance Steel & Aluminum Co.	27,200	1,044
	RPM International, Inc.	54,800	769
	The Scotts Miracle-Gro Co. - Class A	18,800	659
	Sensient Technologies Corp.	20,800	470
	Sonoco Products Co.	42,600	1,020
	Steel Dynamics, Inc.	79,800	1,176
	Temple-Inland, Inc.	45,500	597
	Terra Industries, Inc.	42,600	1,032
	The Valspar Corp.	42,800	964
	Worthington Industries, Inc.	25,600	327

	Total		21,998

	Telecommunication Services (0.6%)

*	Cincinnati Bell, Inc.	91,700	260
*	Syniverse Holdings, Inc.	22,200	356
	Telephone and Data Systems, Inc.	42,900	1,214

	Total		1,830

	Utilities (6.3%)

	AGL Resources, Inc.	32,900	1,046

The Accompanying Notes are an Integral Part of the Financial Statements.

38 Index 400 Stock Portfolio

Index 400 Stock Portfolio

	Common Stocks (93.4%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Alliant Energy Corp.	47,200	1,233
	Aqua America, Inc.	57,933	1,037
	Black Hills Corp.	16,600	382
	Cleco Corp.	25,800	579
	DPL, Inc.	49,500	1,147
	Energen Corp.	30,600	1,221
	Great Plains Energy, Inc.	57,677	897
	Hawaiian Electric Industries, Inc.	39,000	743
	IDACORP, Inc.	20,100	525
	MDU Resources Group, Inc.	78,500	1,489
	National Fuel Gas Co.	33,900	1,223
	NSTAR	45,600	1,464
	NV Energy, Inc.	100,081	1,080
	OGE Energy Corp.	41,000	1,161
	ONEOK, Inc.	44,900	1,324
	PNM Resources, Inc.	36,950	396
	UGI Corp.	46,200	1,178
	Vectren Corp.	34,600	811
	Westar Energy, Inc.	46,400	871
	WGL Holdings, Inc.	21,400	685

	Total		20,492

	Total Common Stocks (Cost: $389,580)		305,309

	Short-Term Investments (5.8%)

	Cable/Media/Broadcasting/Satellite (1.5%)

	Verizon Communications, Inc., 0.32%, 7/7/09	5,000,000	5,000

	Total		5,000

	Federal Government & Agencies (2.5%)

(b)	Federal Home Loan Bank, 0.15%, 7/30/09	3,200,000	3,200
	Federal Home Loan Bank, 0.23%, 10/13/09	5,000,000	4,997

	Total		8,197

	Oil and Gas (1.8%)

	Devon Energy Corp., 0.35%, 7/1/09	5,800,000	5,800

	Total		5,800

	Total Short-Term Investments (Cost: $18,996)		18,997

	Total Investments (99.2%) (Cost: $408,576)(a)		324,306

	Other Assets, Less Liabilities (0.8%)		2,563

	Net Assets (100.0%)		326,869

*	Non-Income Producing

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $408,576 and the net unrealized depreciation of investments based on that cost was $84,270 which is comprised of $25,305 aggregate gross unrealized appreciation and $109,575 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio 39

Index 400 Stock Portfolio

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at June 30, 2009, $19,055)	64	9/09	$ (601)

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Domestic Common Stocks	$305,309	$-	$-
Short-Term Investments	-	18,997	-
Other Financial Instruments^	(601)	-	-
Total	$304,708	$18,997	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

40 Index 400 Stock Portfolio

Mid Cap Value Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$ 975.46	$ 4.56
Hypothetical (5% return before expenses)	$1,000.00	$1,020.18	$ 4.66

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Value Portfolio 41

Mid Cap Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Common Stocks (98.7%)	Shares/ $ Par	Value $(000’s)

	Consumer Discretionary (9.9%)

	Fortune Brands, Inc.	22,413	779
	Genuine Parts Co.	34,870	1,170
	Hasbro, Inc.	6,082	147
	International Speedway Corp. - Class A	46,202	1,183
	Lowe’s Cos., Inc.	60,944	1,183
	Mattel, Inc.	57,761	927
	The McGraw-Hill Companies, Inc.	14,744	444
	PetSmart, Inc.	29,680	637
	Speedway Motorsports, Inc.	55,548	764
	Whirlpool Corp.	2,266	97

	Total		7,331

	Consumer Staples (13.0%)

	Campbell Soup Co.	50,214	1,477
	The Clorox Co.	3,842	214
	Coca-Cola Enterprises, Inc.	25,069	417
	ConAgra Foods, Inc.	58,652	1,118
	Costco Wholesale Corp.	18,659	853
	The Estee Lauder Cos., Inc. - Class A	14,527	475
	General Mills, Inc.	6,974	391
	H.J. Heinz Co.	33,507	1,196
	The Hershey Co.	6,192	223
	Kellogg Co.	9,124	425
	Kimberly-Clark Corp.	48,367	2,536
	The Pepsi Bottling Group, Inc.	10,023	339

	Total		9,664

	Energy (3.4%)

	Apache Corp.	10,256	740
*	Cameron International Corp.	26,981	764
	EOG Resources, Inc.	5,556	377
	Noble Energy, Inc.	11,067	653

	Total		2,534

	Financials (22.5%)

	AllianceBernstein Holding LP	22,089	444
	Ameriprise Financial, Inc.	46,529	1,129
	Annaly Capital Management, Inc.	4,716	71
	Aon Corp.	52,638	1,993
	Associated Banc-Corp.	28,949	362
	Boston Properties, Inc.	15,630	746
	The Chubb Corp.	33,054	1,318
	Commerce Bancshares, Inc.	35,250	1,122
*	Cypress Sharpridge Investments, Inc.	7,322	87
*	Government Properties Income Trust	40,635	834

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	HCC Insurance Holdings, Inc.	16,723	402
	Host Hotels & Resorts, Inc.	64,938	545
	Invesco, Ltd.	21,746	387
	Legg Mason, Inc.	15,435	376
	Marsh & McLennan Cos., Inc.	123,544	2,487
	Northern Trust Corp.	13,963	750
	People’s United Financial, Inc.	108,950	1,639
	Public Storage	6,974	457
	Rayonier, Inc.	4,215	153
	Transatlantic Holdings, Inc.	6,506	282
	The Travelers Cos., Inc.	16,784	689
	Washington Federal, Inc.	33,235	432

	Total		16,705

	Health Care (7.6%)

	Beckman Coulter, Inc.	23,056	1,317
*	Boston Scientific Corp.	20,283	206
	Cardinal Health, Inc.	19,123	584
	Covidien PLC	6,173	231
	IMS Health, Inc.	45,344	576
*	LifePoint Hospitals, Inc.	9,590	252
*	Patterson Cos., Inc.	25,807	560
	STERIS Corp.	7,765	203
*	Symmetry Medical, Inc.	69,577	648
	Universal Health Services, Inc. - Class B	4,365	213
*	Zimmer Holdings, Inc.	19,748	841

	Total		5,631

	Industrials (11.3%)

*	Altra Holdings, Inc.	131,648	986
*	DigitalGlobe, Inc.	13,394	257
	Dover Corp.	9,874	327
*	IESI-BFC, Ltd.	82,660	963
	Kaydon Corp.	19,821	645
	Northrop Grumman Corp.	7,330	335
	Pitney Bowes, Inc.	35,603	781
	Republic Services, Inc.	54,983	1,342
	Southwest Airlines Co.	168,225	1,132
*	Waste Connections, Inc.	5,900	153
	Waste Management, Inc.	52,419	1,476

	Total		8,397

	Information Technology (6.3%)

	Accenture, Ltd. - Class A	2,905	97
	Applied Materials, Inc.	47,683	523
	AVX Corp.	50,046	497
	Diebold, Inc.	24,940	658
	KLA-Tencor Corp.	16,807	424
*	Littelfuse, Inc.	19,716	394
	Molex, Inc.	59,287	922
*	QLogic Corp.	29,803	378

The Accompanying Notes are an Integral Part of the Financial Statements.

42 Mid Cap Value Portfolio

Mid Cap Value Portfolio

	Common Stocks (98.7%)		Shares/ $ Par	Value $ (000’s)

	Information Technology continued

*	Synopsys, Inc.		19,086	372
*	Teradyne, Inc.		66,628	457

	Total			4,722

	Materials (4.8%)

	Bemis Co., Inc.		28,240	712
	International Flavors & Fragrances, Inc.		22,785	745
	MeadWestvaco Corp.		12,779	210
	Minerals Technologies, Inc.		10,932	394
	Newmont Mining Corp.		19,353	791
	Olin Corp.		13,910	165
	Vulcan Materials Co.		4,828	208
	Weyerhaeuser Co.		12,402	377

	Total			3,602

	Other Holdings (1.8%)
	Hubbell, Inc. - Class B		18,954	608
	iShares Russell Midcap Value Index Fund		25,633	742

	Total			1,350

	Telecommunication Services (1.3%)

	Embarq Corp.		13,117	552
	Iowa Telecommunications Services, Inc.		33,758	422

	Total			974

	Utilities (16.8%)

	AGL Resources, Inc.		21,105	671
	American Electric Power Co., Inc.		21,896	633
	EQT Corp.		40,062	1,399
	Great Plains Energy, Inc.		14,079	219
	IDACORP, Inc.		64,691	1,691
	Northeast Utilities		17,672	394
	Portland General Electric Co.		46,603	908
	Southwest Gas Corp.		85,561	1,900
	Westar Energy, Inc.		61,519	1,155
	WGL Holdings, Inc.		2,313	74
	Wisconsin Energy Corp.		61,510	2,504
	Xcel Energy, Inc.		51,282	944

	Total			12,492

	Total Common Stocks (Cost: $66,137)			73,402

	Foreign Common Stocks (0.6%)	Country

	Industrials (0.3%)

	IESI-BFC, Ltd.	Canada	17,569	202

	Total			202

	Telecommunication Services (0.3%)

	BCE, Inc.	Canada	10,217	211

	Total			211

	Total Foreign Common Stocks (Cost: $398)			413

Short-Term Investments (1.1%)	Shares/ $ Par	Value $ (000’s)

Federal Government & Agencies (1.1%)

Federal Home Loan Bank, 0.01%, 7/1/09	797,000	797

Total		797

Total Short-Term Investments (Cost: $797)		797

Total Investments (100.4%) (Cost: $67,332)(a)		74,612

Other Assets, Less Liabilities (-0.4%)		(265)

Net Assets (100.0%)		74,347

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio 43

Mid Cap Value Portfolio

*	Non-Income Producing

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $67,332 and the net unrealized appreciation of investments based on that cost was $7,280 which is comprised of $7,740 aggregate gross unrealized appreciation and $460 aggregate gross unrealized depreciation.

(h)	Forward foreign currency contract outstanding on June 30, 2009

Type		Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	CAD	1,310	7/09	$11	—	$11

				$11	—	$11

CAD - Canadian Dollar

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Domestic Common Stocks	$73,402	$-	$-
Foreign Common Stocks	-	413	-
Short-Term Investments	-	797	-
Other Financial Instruments^	-	11	-
Total	$73,402	$1,221	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

44 Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,073.60	$ 3.14
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.77	$ 3.06

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Stock Portfolio 45

Small Cap Growth Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Common Stocks (90.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.4%)

*	American Public Education, Inc.	77,590	3,069
	Ameristar Casinos, Inc.	72,750	1,384
*	Bally Technologies, Inc.	50,550	1,513
*	Buffalo Wild Wings, Inc.	61,510	2,000
*	Dolan Media Co.	169,750	2,171
*	Dollar Tree, Inc.	92,205	3,882
	Guess?, Inc.	137,950	3,556
*	Jack in the Box, Inc.	182,550	4,098
*	LKQ Corp.	273,365	4,497
*	Lumber Liquidators, Inc.	281,220	4,432
	Monro Muffler Brake, Inc.	142,200	3,656
*	New Oriental Education & Technology Group, Inc., ADR	25,050	1,687
*	O’Reilly Automotive, Inc.	92,680	3,529
*	Penn National Gaming, Inc.	39,550	1,151
	PetSmart, Inc.	94,540	2,029
	Snap-on, Inc.	83,950	2,413
*	Ulta Salon, Cosmetics & Fragrance, Inc.	289,250	3,217

	Total		48,284

	Consumer Staples (3.4%)

	Alberto-Culver Co.	123,020	3,128
	Flowers Foods, Inc.	158,310	3,458
*	TreeHouse Foods, Inc.	119,910	3,450

	Total		10,036

	Energy (5.0%)

*	Arena Resources, Inc.	114,900	3,660
*	Carrizo Oil & Gas, Inc.	144,370	2,476
*	Contango Oil & Gas Co.	48,800	2,073
*	EXCO Resources, Inc.	264,240	3,414
*	Whiting Petroleum Corp.	89,650	3,152

	Total		14,775

	Financials (8.5%)

	Boston Private Financial Holdings, Inc.	587,940	2,634
	Digital Realty Trust, Inc.	114,400	4,101
	Janus Capital Group, Inc.	208,953	2,382
*	KBW, Inc.	145,782	4,193
	MFA Financial, Inc.	512,000	3,543
*	Portfolio Recovery Associates, Inc.	126,004	4,880
	Raymond James Financial, Inc.	94,100	1,619
*	TradeStation Group, Inc.	181,173	1,533

	Total		24,885

	Common Stocks (90.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care (15.2%)
*	Allscripts Healthcare Solutions, Inc.	1,200	19
*	Amedisys, Inc.	34,550	1,141
*	athenahealth, Inc.	102,850	3,807
*	CardioNet, Inc.	205,790	3,359
	Computer Programs and Systems, Inc.	18,800	720
*	Conceptus, Inc.	83,050	1,404
*	Dexcom, Inc.	251,842	1,559
*	Eclipsys Corp.	27,800	494
*	Genoptix, Inc.	135,212	4,325
*	Illumina, Inc.	116,550	4,539
*	IPC The Hospitalist Co.	182,700	4,876
*	Masimo Corp.	62,882	1,516
*	NuVasive, Inc.	112,626	5,023
*	Psychiatric Solutions, Inc.	194,434	4,421
	Quality Systems, Inc.	13,400	763
*	Quidel Corp.	113,900	1,658
*	Thoratec Corp.	193,041	5,170

	Total		44,794

	Industrials (12.7%)

	Administaff, Inc.	54,850	1,276
*	Allegiant Travel Co.	36,340	1,441
*	Astec Industries, Inc.	119,200	3,539
	Badger Meter, Inc.	53,150	2,179
*	Hub Group, Inc. - Class A	181,740	3,751
*	Huron Consulting Group, Inc.	19,110	884
*	ICF International, Inc.	129,760	3,580
	Knight Transportation, Inc.	292,588	4,842
	Oshkosh Corp.	114,800	1,669
	Regal-Beloit Corp.	97,325	3,866
*	Tetra Tech, Inc.	105,550	3,024
*	TransDigm Group, Inc.	117,050	4,237
*	WESCO International, Inc.	121,000	3,030

	Total		37,318

	Information Technology (24.5%)

*	Advanced Energy Industries, Inc.	400,117	3,597
*	ArcSight, Inc.	187,200	3,327
*	Atheros Communications, Inc.	154,550	2,974
*	Blackboard, Inc.	44,611	1,287
*	CommScope, Inc.	106,400	2,794
*	Computer Task Group, Inc.	19,700	120
*	Comtech Telecommunications Corp.	105,050	3,349
*	Concur Technologies, Inc.	17,000	528
*	CyberSource Corp.	300,290	4,594

	Common Stocks (90.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	DealerTrack Holdings, Inc.	82,700	1,406
*	DG Fastchannel, Inc.	130,929	2,396
*	Diodes, Inc.	179,150	2,802
*	EPIQ Systems, Inc.	232,600	3,570
*	F5 Networks, Inc.	65,920	2,280
*	j2 Global Communications, Inc.	122,717	2,769
*	Mellanox Technologies, Ltd.	326,201	3,924
*	Microsemi Corp.	181,030	2,498
*	MKS Instruments, Inc.	87,700	1,157
*	Netlogic Microsystems, Inc.	56,713	2,068
*	Omniture, Inc.	103,585	1,301
*	Rosetta Stone, Inc.	34,857	956
*	Rubicon Technology, Inc.	194,320	2,775
*	Switch and Data Facilities Co., Inc.	347,963	4,082
*	Synchronoss Technologies, Inc.	331,066	4,062
*	Taleo Corp. - Class A	116,400	2,127
*	VanceInfo Technologies, Inc., ADR	282,103	4,167
*	VistaPrint, Ltd.	121,026	5,162

	Total		72,072

	Materials (1.7%)

*	Calgon Carbon Corp.	100,250	1,393
*	Intrepid Potash, Inc.	79,050	2,220
	Silgan Holdings, Inc.	28,969	1,420

	Total		5,033

	Other Holdings (2.1%)

*	iShares Nasdaq Biotechnology Index Fund	42,170	3,068
	SPDR Metals & Mining ETF	80,939	2,996

	Total		6,064

	Utilities (1.3%)

	ITC Holdings Corp.	87,110	3,951

	Total		3,951

	Total Common Stocks (Cost: $247,818)		267,212

	Short-Term Investments (9.6%)

	Cable/Media/Broadcasting/Satellite (3.4%)

	Verizon Communications, Inc., 0.30%, 7/16/09	5,000,000	4,999

The Accompanying Notes are an Integral Part of the Financial Statements.

46 Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

	Short-Term Investments (9.6%)	Shares/ $ Par	Value $ (000’s)

	Cable/Media/Broadcasting/ Satellite continued
	Verizon Communications, Inc., 0.32%, 7/7/09	5,000,000	5,000

	Total		9,999

	Federal Government & Agencies (2.4%)
	Federal Home Loan Bank, 0.17%, 7/17/09	4,700,000	4,700
	Federal Home Loan Bank, 0.22%, 10/1/09	2,500,000	2,499

	Total		7,199

	Oil and Gas (0.4%)

(b)	Devon Energy Corp., 0.35%, 7/1/09	1,100,000	1,100

	Total		1,100

	Short Term Business Credit (3.4%)

	Atlantic Asset Securitization LLC, 0.27%, 7/10/09	5,000,000	5,000
	Falcon Asset Securitization Co. LLC, 0.25%, 7/14/09	5,000,000	4,999

	Total		9,999

	Total Short-Term Investments (Cost: $28,297)		28,297

	Total Investments (100.4%) (Cost: $276,115)(a)		295,509

	Other Assets, Less Liabilities (-0.4%)		(1,032)

	Net Assets (100.0%)		294,477

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio 47

Small Cap Growth Stock Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $276,115 and the net unrealized appreciation of investments based on that cost was $19,394 which is comprised of $31,028 aggregate gross unrealized appreciation and $11,635 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)

Russell 2000 Mini Index Future (Long) (Total Notional Value at June 30, 2009, $11,293)	215	9/09	$(390)

(j)	Swap agreements outstanding on June 30, 2009

Total Return Swaps

Counter Party	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)

JPMorgan Chase	Russell 2000 Growth Biotechnology Industry Index	3 Month USD-LIBOR - 120 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/09	7,806	$230

(k)	Cash or securities with an aggregate value of $510 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2009.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Domestic Common Stocks	$ 267,212	$ -	$ -
Short-Term Investments	-	28,297	-
Other Financial Instruments^	(390)	230	-

Total	$ 266,822	$ 28,527	$ -

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

48 Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P SmallCap 600” and “Standard & Poor’s SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,006.30	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 600 Stock Portfolio 49

Index 600 Stock Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Common Stocks (84.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.1%)
*	American Public Education, Inc.	969	38
	Arbitron, Inc.	1,588	25
	Arctic Cat, Inc.	716	3
*	Audiovox Corp. - Class A	1,111	7
	Big 5 Sporting Goods Corp.	1,290	14
*	Blue Nile, Inc.	870	37
	Brown Shoe Co., Inc.	2,573	19
	Brunswick Corp.	5,290	23
	The Buckle, Inc.	1,412	45
*	Buffalo Wild Wings, Inc.	1,079	35
*	Cabela’s, Inc.	2,370	29
*	California Pizza Kitchen, Inc.	1,443	19
*	Capella Education Co.	852	51
*	Carter’s, Inc.	3,400	84
	The Cato Corp. - Class A	1,763	31
*	CEC Entertainment, Inc.	1,381	41
*	Charlotte Russe Holding, Inc.	1,260	16
*	The Children’s Place Retail Stores, Inc.	1,449	38
	Christopher & Banks Corp.	2,151	14
	CKE Restaurants, Inc.	3,278	28
*	Coinstar, Inc.	1,811	48
	Cracker Barrel Old Country Store, Inc.	1,356	38
*	Crocs, Inc.	5,025	17
*	Deckers Outdoor Corp.	787	55
*	DineEquity, Inc.	928	29
*	The Dress Barn, Inc.	2,704	39
*	Drew Industries, Inc.	1,165	14
	The E.W. Scripps Co. - Class A	1,755	4
	Ethan Allen Interiors, Inc.	1,737	18
	The Finish Line, Inc. - Class A	3,293	24
	Fred’s, Inc. - Class A	2,401	30
*	Genesco, Inc.	1,152	22
	Group 1 Automotive, Inc.	1,443	38
*	The Gymboree Corp.	1,747	62
	Haverty Furniture Cos., Inc.	1,114	10
*	Helen of Troy, Ltd.	1,789	30
*	Hibbett Sports, Inc.	1,713	31
	Hillenbrand, Inc.	3,708	62
*	Hot Topic, Inc.	2,640	19
*	HSN, Inc.	2,366	25
*	Iconix Brand Group, Inc.	4,153	64
*	Interval Leisure Group, Inc.	2,366	22
*	Jack in the Box, Inc.	3,424	77
*	JAKKS Pacific, Inc.	1,675	22
*	Jo-Ann Stores, Inc.	1,583	33
*	Jos. A. Bank Clothiers, Inc.	1,097	38
	K-Swiss, Inc. - Class A	1,610	14

	Common Stocks (84.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Landry’s Restaurants, Inc.	746	6
	La-Z-Boy, Inc.	3,088	15
	Lithia Motors, Inc. - Class A	1,023	9
*	Live Nation, Inc.	5,015	24
	Liz Claiborne, Inc.	5,703	16
*	M/I Homes, Inc.	1,103	11
*	Maidenform Brands, Inc.	1,154	13
	The Marcus Corp.	1,270	13
*	MarineMax, Inc.	1,110	4
	The Men’s Wearhouse, Inc.	3,125	60
*	Meritage Homes Corp.	1,879	35
*	Midas, Inc.	841	9
*	Monarch Casino & Resort, Inc.	687	5
	Movado Group, Inc.	1,085	11
*	Multimedia Games, Inc.	1,390	7
	National Presto Industries, Inc.	288	22
*	Nautilus, Inc.	1,120	1
	NutriSystem, Inc.	1,842	27
	O’Charley’s, Inc.	1,287	12
	OfficeMax, Inc.	4,576	29
	Oxford Industries, Inc.	818	10
*	P.F. Chang’s China Bistro, Inc.	1,422	46
*	Papa John’s International, Inc.	1,291	32
*	Peet’s Coffee & Tea, Inc.	681	17
	The Pep Boys - Manny, Moe & Jack	2,571	26
*	Perry Ellis International, Inc.	633	5
*	PetMed Express, Inc.	1,363	21
*	Pinnacle Entertainment, Inc.	3,603	33
	Polaris Industries, Inc.	1,956	63
	Pool Corp.	2,901	48
	Pre-Paid Legal Services, Inc.	428	19
*	Quiksilver, Inc.	7,638	14
*	RC2 Corp.	1,035	14
*	Red Robin Gourmet Burgers, Inc.	931	17
*	Ruby Tuesday, Inc.	3,167	21
*	Russ Berrie and Co., Inc.	1,019	4
*	Ruth’s Hospitality Group, Inc.	1,204	4
*	Shuffle Master, Inc.	3,216	21
*	Skechers U.S.A., Inc. - Class A	1,998	20
	Skyline Corp.	408	9
	Sonic Automotive, Inc. - Class A	1,687	17
*	Sonic Corp.	3,642	37

	Common Stocks (84.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	Spartan Motors, Inc.	1,946	22
	Stage Stores, Inc.	2,275	25
*	Stamps.com, Inc.	772	7
	Standard Motor Products, Inc.	728	6
*	Standard Pacific Corp.	5,582	11
*	The Steak n Shake Co.	1,726	15
*	Stein Mart, Inc.	1,536	14
	Sturm, Ruger & Co., Inc.	1,142	14
	Superior Industries International, Inc.	1,392	20
*	Texas Roadhouse, Inc. - Class A	3,058	33
*	Ticketmaster Entertainment, Inc.	2,407	15
*	Tractor Supply Co.	1,894	78
*	True Religion Apparel, Inc.	1,140	25
*	Tuesday Morning Corp.	1,876	6
*	Tween Brands, Inc.	1,489	10
	UniFirst Corp.	858	32
*	Universal Electronics, Inc.	817	16
*	Universal Technical Institute, Inc.	1,217	18
*	Volcom, Inc.	950	12
	Winnebago Industries, Inc.	1,744	13
	Wolverine World Wide, Inc.	2,950	65
*	Zale Corp.	1,918	7
*	Zumiez, Inc.	1,230	10

	Total		2,783

	Consumer Staples (3.5%)
*	Alliance One International, Inc.	5,337	20
	The Andersons, Inc.	1,092	33
*	The Boston Beer Co., Inc. - Class A	607	18
	Cal-Maine Foods, Inc.	756	19
	Casey’s General Stores, Inc.	3,049	78
*	Central Garden & Pet Co. - Class A	4,186	41
*	Chattem, Inc.	1,166	79
*	Darling International, Inc.	4,931	33
	Diamond Foods, Inc.	989	28
*	The Great Atlantic & Pacific Tea Co., Inc.	1,816	8
*	Green Mountain Coffee Roasters, Inc.	1,623	96
*	The Hain Celestial Group, Inc.	2,440	38
	J & J Snack Foods Corp.	838	30
	Lance, Inc.	1,915	44
	Mannatech, Inc.	936	3
	Nash Finch Co.	769	21
	Sanderson Farms, Inc.	1,048	47

The Accompanying Notes are an Integral Part of the Financial Statements.

50 Index 600 Stock Portfolio

Index 600 Stock Portfolio

	Common Stocks (84.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Spartan Stores, Inc.	1,332	16
*	TreeHouse Foods, Inc.	1,892	54
*	United Natural Foods, Inc.	2,576	68
	WD-40 Co.	990	29

	Total		803

	Energy (4.1%)
*	Atwood Oceanics, Inc.	3,349	83
*	Basic Energy Services, Inc.	1,367	9
*	Bristow Group, Inc.	1,749	52
	CARBO Ceramics, Inc.	1,158	40
*	Dril-Quip, Inc.	1,802	69
	Gulf Island Fabrication, Inc.	857	14
	Holly Corp.	2,464	44
*	Hornbeck Offshore Services, Inc.	1,386	30
*	ION Geophysical Corp.	5,389	14
	Lufkin Industries, Inc.	891	37
*	Matrix Service Co.	1,568	18
*	NATCO Group, Inc. - Class A	1,195	39
*	Oil States International, Inc.	2,973	72
	Penn Virginia Corp.	2,722	45
*	Petroleum Development Corp.	892	14
*	PetroQuest Energy, Inc.	2,601	10
*	Pioneer Drilling Co.	3,014	14
*	SEACOR Holdings, Inc.	1,211	91
	St. Mary Land & Exploration Co.	3,742	78
*	Stone Energy Corp.	2,450	18
*	Superior Well Services, Inc.	999	6
*	Swift Energy Co.	1,869	31
*	TETRA Technologies, Inc.	4,514	36
	World Fuel Services Corp.	1,767	73

	Total		937

	Financials (15.0%)
	Acadia Realty Trust	2,379	31
	American Physicians Capital, Inc.	435	17
*	Amerisafe, Inc.	1,131	18
	Bank Mutual Corp.	2,812	25
	Bank of the Ozarks, Inc.	749	16
	BioMed Realty Trust, Inc.	5,829	60
	Boston Private Financial Holdings, Inc.	3,841	17
	Brookline Bancorp, Inc.	3,541	33
	Cascade Bancorp	1,589	2
	Cash America International, Inc.	1,772	41
	Cedar Shopping Centers, Inc.	2,703	12
	Central Pacific Financial Corp.	1,724	6
	Colonial Properties Trust	2,926	22
	Columbia Banking System, Inc.	1,095	11

	Common Stocks (84.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Community Bank System, Inc.	1,964	29
	Delphi Financial Group, Inc. - Class A	2,639	51
	DiamondRock Hospitality Co.	6,476	41
	Dime Community Bancshares	1,588	15
	East West Bancorp, Inc.	3,841	25
	EastGroup Properties, Inc.	1,512	50
*	eHealth, Inc.	1,484	26
	Employers Holdings, Inc.	2,540	34
	Entertainment Properties Trust	2,096	43
	Extra Space Storage, Inc.	5,181	43
	Financial Federal Corp.	1,552	32
	First BanCorp	4,552	18
*	First Cash Financial Services, Inc.	1,544	27
	First Commonwealth Financial Corp.	4,489	28
	First Financial Bancorp.	2,522	19
	First Financial Bankshares, Inc.	1,248	63
	First Midwest Bancorp, Inc.	2,917	21
*	Forestar Group, Inc.	2,154	26
	Franklin Street Properties Corp.	3,551	47
	Frontier Financial Corp.	2,827	3
	Glacier Bancorp, Inc.	3,689	55
	Greenhill & Co., Inc.	1,107	80
	Hancock Holding Co.	1,431	47
	Hanmi Financial Corp.	2,232	4
	Home BancShares, Inc.	799	15
	Home Properties, Inc.	1,974	67
	Independent Bank Corp.	1,196	2
	Independent Bank Corp./Rockland Trust Co.	1,254	25
	Infinity Property & Casualty Corp.	823	30
	Inland Real Estate Corp.	4,388	31
*	Investment Technology Group, Inc.	2,602	53
	Kilroy Realty Corp.	2,588	53
	Kite Realty Group Trust	3,776	11
*	LaBranche & Co., Inc.	2,890	12
	LaSalle Hotel Properties	3,802	47
	Lexington Realty Trust	4,954	17
	LTC Properties, Inc.	1,390	28
	Medical Properties Trust, Inc.	4,807	29
	Mid-America Apartment Communities, Inc.	1,693	62
	Nara Bancorp, Inc.	1,340	7
	National Financial Partners Corp.	2,468	18
	National Penn Bancshares, Inc.	4,979	23
	National Retail Properties, Inc.	4,794	83

	Common Stocks (84.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
*	The Navigators Group, Inc.	802	36
	NBT Bancorp, Inc.	2,054	45
	Old National Bancorp	3,983	39
	optionsXpress Holdings, Inc.	2,464	38
	Parkway Properties, Inc.	1,297	17
	Pennsylvania Real Estate Investment Trust	2,411	12
*	Pinnacle Financial Partners, Inc.	1,905	25
*	Piper Jaffray Cos., Inc.	977	43
*	Portfolio Recovery Associates, Inc.	920	36
	Post Properties, Inc.	2,660	36
	Presidential Life Corp.	1,295	10
	PrivateBancorp, Inc.	2,228	50
*	ProAssurance Corp.	1,984	92
	Prosperity Bancshares, Inc.	2,461	73
	PS Business Parks, Inc.	899	44
*	Rewards Network, Inc.	1,613	6
	RLI Corp.	1,076	48
	S&T Bancorp, Inc.	1,410	17
	Safety Insurance Group, Inc.	945	29
	Selective Insurance Group, Inc.	3,168	40
	Senior Housing Properties Trust	7,225	118
*	Signature Bank	2,394	65
	Simmons First National Corp. - Class A	748	20
	The South Financial Group, Inc.	9,608	11
	Sovran Self Storage, Inc.	1,360	33
	Sterling Bancorp	1,085	9
	Sterling Bancshares, Inc.	4,893	31
	Sterling Financial Corp.	3,143	9
	Stewart Information Services Corp.	1,092	16
*	Stifel Financial Corp.	1,642	79
	Susquehanna Bancshares, Inc.	5,173	25
	SWS Group, Inc.	1,646	23
	Tanger Factory Outlet Centers, Inc.	2,208	72
	Tompkins Financial Corp.	401	19
	Tower Group, Inc.	2,110	52
*	TradeStation Group, Inc.	1,872	16
	TrustCo Bank Corp. NY	4,572	27
	UCBH Holdings, Inc.	7,224	9
	UMB Financial Corp.	1,758	67
	Umpqua Holdings Corp.	3,612	28
	United Bankshares, Inc.	2,264	44
*	United Community Banks, Inc.	2,344	14
	United Fire & Casualty Co.	1,340	23
	Urstadt Biddle Properties, Inc.	1,284	18
	Whitney Holding Corp.	4,042	37
	Wilshire Bancorp, Inc.	1,164	7

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio 51

Index 600 Stock Portfolio

	Common Stocks (84.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Wintrust Financial Corp.	1,438	23
*	World Acceptance Corp.	969	19
	Zenith National Insurance Corp.	2,239	49

	Total		3,450

	Health Care (11.5%)

*	Abaxis, Inc.	1,314	27
*	Air Methods Corp.	643	18
*	Align Technology, Inc.	3,673	39
*	Almost Family, Inc.	383	10
*	Amedisys, Inc.	1,640	54
*	American Medical Systems Holdings, Inc.	4,427	70
*	AMERIGROUP Corp.	3,172	85
*	AMN Healthcare Services, Inc.	1,957	13
*	AmSurg Corp.	1,839	39
	Analogic Corp.	768	28
*	ArQule, Inc.	1,714	11
*	Bio-Reference Laboratories, Inc.	695	22
*	Cambrex Corp.	1,753	7
*	Catalyst Health Solutions, Inc.	2,312	58
*	Centene Corp.	2,582	52
	Chemed Corp.	1,355	54
	Computer Programs and Systems, Inc.	565	22
*	CONMED Corp.	1,742	27
	The Cooper Cos., Inc.	2,709	67
*	CorVel Corp.	458	10
*	Cross Country Healthcare, Inc.	1,846	13
*	CryoLife, Inc.	1,696	9
*	Cubist Pharmaceuticals, Inc.	3,457	63
*	Cyberonics, Inc.	1,394	23
*	Dionex Corp.	1,061	65
*	Eclipsys Corp.	3,367	60
*	Enzo Biochem, Inc.	1,956	9
*	eResearchTechnology, Inc.	2,506	16
*	Genoptix, Inc.	576	18
*	Gentiva Health Services, Inc.	1,736	29
*	Greatbatch, Inc.	1,391	31
*	Haemonetics Corp.	1,537	88
*	Hanger Orthopedic Group, Inc.	1,869	25
*	Healthspring, Inc.	2,933	32
*	Healthways, Inc.	2,021	27
*	HMS Holdings Corp.	1,551	63
*	ICU Medical, Inc.	780	32
*	Integra LifeSciences Holdings	1,210	32
	Invacare Corp.	1,927	34
*	inVentiv Health, Inc.	2,006	27
*	IPC The Hospitalist Co.	512	14
*	Kendle International, Inc.	802	10
*	Kensey Nash Corp.	681	18

	Common Stocks (84.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued
	Landauer, Inc.	561	34
*	LCA-Vision, Inc.	1,115	5
*	LHC Group, Inc.	896	20
*	Magellan Health Services, Inc.	2,117	69
*	Martek Biosciences Corp.	1,993	42
*	MedCath Corp.	1,178	14
*	MEDNAX, Inc.	2,746	116
	Meridian Bioscience, Inc.	2,430	55
*	Merit Medical Systems, Inc.	1,675	27
*	Molina Healthcare, Inc.	811	19
*	MWI Veterinary Supply, Inc.	727	25
*	Natus Medical, Inc.	1,678	19
*	Neogen Corp.	886	26
*	Noven Pharmaceuticals, Inc.	1,494	21
*	Odyssey HealthCare, Inc.	1,974	20
*	Omnicell, Inc.	1,894	20
*	Osteotech, Inc.	1,080	5
*	Palomar Medical Technologies, Inc.	1,082	16
*	Par Pharmaceutical Cos., Inc.	2,086	32
*	PAREXEL International Corp.	3,451	50
*	PharMerica Corp.	1,829	36
*	Phase Forward, Inc.	2,587	39
*	PSS World Medical, Inc.	3,561	66
	Quality Systems, Inc.	1,094	62
*	Regeneron Pharmaceuticals, Inc.	3,795	68
*	RehabCare Group, Inc.	1,104	26
*	Res-Care, Inc.	1,536	22
*	Salix Pharmaceuticals, Ltd.	2,890	29
*	Savient Pharmaceuticals, Inc.	3,173	44
*	SurModics, Inc.	880	20
*	Symmetry Medical, Inc.	2,147	20
*	Theragenics Corp.	1,880	2
*	ViroPharma, Inc.	4,643	28
	West Pharmaceutical Services, Inc.	1,965	68
*	Zoll Medical Corp.	1,265	24

	Total		2,640

	Industrials (14.5%)

	A.O. Smith Corp.	1,353	44
*	AAR Corp.	2,321	37
	ABM Industries, Inc.	2,679	48
	Actuant Corp.	3,404	42
	Acuity Brands, Inc.	2,454	69
	Administaff, Inc.	1,328	31
*	Aerovironment, Inc.	947	29
	Albany International Corp. - Class A	1,627	19
	American Science and Engineering, Inc.	546	38
	Apogee Enterprises, Inc.	1,674	21

	Common Stocks (84.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Applied Industrial Technologies, Inc.	2,180	43
	Applied Signal Technology, Inc.	784	20
	Arkansas Best Corp.	1,517	40
*	Astec Industries, Inc.	1,188	35
*	ATC Technology Corp.	1,186	17
*	Axsys Technologies, Inc.	571	31
*	AZZ, Inc.	728	25
	Badger Meter, Inc.	779	32
	Baldor Electric Co.	2,793	66
	Barnes Group, Inc.	2,548	30
	Belden, Inc.	2,793	47
	Bowne & Co., Inc.	1,665	11
	Brady Corp. - Class A	3,076	77
	Briggs & Stratton Corp.	2,988	40
*	C&D Technologies, Inc.	1,577	3
	Cascade Corp.	508	8
	CDI Corp.	773	9
*	Ceradyne, Inc.	1,547	27
	CIRCOR International, Inc.	1,018	24
	CLARCOR, Inc.	3,054	89
*	Consolidated Graphics, Inc.	670	12
	Cubic Corp.	930	33
	Curtiss-Wright Corp.	2,713	81
*	EMCOR Group, Inc.	3,948	79
*	EnPro Industries, Inc.	1,197	22
*	ESCO Technologies, Inc.	1,572	70
*	Esterline Technologies Corp.	1,782	48
	Forward Air Corp.	1,736	37
	G & K Services, Inc. - Class A	1,109	23
*	Gardner Denver, Inc.	3,114	78
*	GenCorp, Inc.	2,977	6
*	The GEO Group, Inc.	3,066	57
	Gibraltar Industries, Inc.	1,626	11
*	Griffon Corp.	2,927	24
	Healthcare Services Group, Inc.	2,597	46
	Heartland Express, Inc.	3,155	46
	Heidrick & Struggles International, Inc.	1,017	19
*	Hub Group, Inc. - Class A	2,269	47
*	II-VI, Inc.	1,452	32
*	Insituform Technologies, Inc. - Class A	2,329	40
	Interface, Inc. - Class A	3,374	21
	John Bean Technologies Corp.	1,652	21
	Kaman Corp.	1,538	26
	Kaydon Corp.	1,993	65
*	Kirby Corp.	3,226	103
	Knight Transportation, Inc.	3,388	56
	Lawson Products, Inc.	250	4
	Lindsay Corp.	738	24
*	Lydall, Inc.	1,008	3
*	Magnetek, Inc.	1,757	2
*	Mobile Mini, Inc.	2,127	31
*	Moog, Inc. - Class A	2,553	66

The Accompanying Notes are an Integral Part of the Financial Statements.

52 Index 600 Stock Portfolio

Index 600 Stock Portfolio

	Common Stocks (84.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Mueller Industries, Inc.	2,228	46
*	NCI Building Systems, Inc.	1,114	3
*	Old Dominion Freight Line, Inc.	1,655	56
*	On Assignment, Inc.	2,167	8
*	Orbital Sciences Corp.	3,384	51
	Quanex Building Products Corp.	2,258	25
	Regal-Beloit Corp.	2,148	85
	Robbins & Myers, Inc.	1,968	38
*	School Specialty, Inc.	958	19
	Simpson Manufacturing Co., Inc.	2,263	49
	SkyWest, Inc.	3,337	34
*	Spherion Corp.	3,106	13
	The Standard Register Co.	761	3
	Standex International Corp.	741	9
*	Stanley, Inc.	817	27
*	Sykes Enterprises, Inc.	2,004	36
*	Teledyne Technologies, Inc.	2,161	71
*	Tetra Tech, Inc.	3,612	104
	The Toro Co.	2,148	64
	Tredegar Corp.	1,160	15
	Triumph Group, Inc.	1,000	40
*	TrueBlue, Inc.	2,627	22
*	United Stationers, Inc.	1,422	50
	Universal Forest Products, Inc.	1,012	34
	Viad Corp.	1,235	21
	Vicor Corp.	1,175	9
*	Volt Information Sciences, Inc.	725	5
	Wabash National Corp.	1,736	1
	Watsco, Inc.	1,712	84
	Watts Water Technologies, Inc. - Class A	1,757	38

	Total		3,345

	Information Technology (15.2%)

*	Actel Corp.	1,567	17
*	Adaptec, Inc.	7,305	19
*	Advanced Energy Industries, Inc.	1,962	18
	Agilysys, Inc.	1,358	6
*	Anixter International, Inc.	1,798	68
*	Arris Group, Inc.	7,431	90
*	ATMI, Inc.	1,881	29
*	Avid Technology, Inc.	1,837	25
*	Bankrate, Inc.	834	21
	Bel Fuse, Inc. - Class B	692	11
*	Benchmark Electronics, Inc.	3,915	56
	Black Box Corp.	1,052	35
	Blackbaud, Inc.	2,628	41
*	Blue Coat Systems, Inc.	2,369	39
*	Brightpoint, Inc.	3,095	19
*	Brooks Automation, Inc.	3,857	17
*	Cabot Microelectronics Corp.	1,404	40

	Common Stocks (84.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	CACI International, Inc. - Class A	1,797	77
*	Checkpoint Systems, Inc.	2,332	37
*	CIBER, Inc.	3,668	11
	Cognex Corp.	2,379	34
	Cohu, Inc.	1,400	13
*	Commvault Systems, Inc.	2,496	41
*	comScore, Inc.	1,133	15
*	Comtech Telecommunications Corp.	1,689	54
*	Concur Technologies, Inc.	2,531	79
*	CSG Systems International, Inc.	2,107	28
	CTS Corp.	2,024	13
*	CyberSource Corp.	4,144	63
*	Cymer, Inc.	1,781	53
*	Cypress Semiconductor Corp.	8,605	79
	Daktronics, Inc.	2,048	16
*	DealerTrack Holdings, Inc.	2,406	41
*	Digi International, Inc.	1,477	14
*	Digital Theater Systems, Inc.	1,043	28
*	Diodes, Inc.	1,962	31
*	DSP Group, Inc.	1,364	9
*	Ebix, Inc.	544	17
*	Electro Scientific Industries, Inc.	1,625	18
*	EMS Technologies, Inc.	912	19
*	Epicor Software Corp.	3,655	19
*	EPIQ Systems, Inc.	2,162	33
*	Exar Corp.	2,581	19
*	FARO Technologies, Inc.	1,005	16
*	FEI Co.	2,242	51
*	Forrester Research, Inc.	902	22
*	Gerber Scientific, Inc.	1,447	4
*	Harmonic, Inc.	5,738	34
	Heartland Payment Systems, Inc.	1,460	14
*	Hittite Microwave Corp.	1,130	39
*	Hutchinson Technology, Inc.	1,400	3
*	Informatica Corp.	5,227	90
*	InfoSpace, Inc.	2,099	14
*	Insight Enterprises, Inc.	2,750	27
*	Integral Systems, Inc.	1,038	9
*	Intermec, Inc.	2,939	38
*	Intevac, Inc.	1,315	11
*	j2 Global Communications, Inc.	2,676	60
*	JDA Software Group, Inc.	1,652	25
	Keithley Insturments, Inc.	817	3
*	The Knot, Inc.	1,800	14
*	Kopin Corp.	4,047	15
*	Kulicke and Soffa Industries, Inc.	3,672	13
*	Littelfuse, Inc.	1,303	26
*	LoJack Corp.	1,070	4

	Common Stocks (84.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Manhattan Associates, Inc.	1,382	25
	MAXIMUS, Inc.	1,049	43
*	Mercury Computer Systems, Inc.	1,359	13
	Methode Electronics, Inc.	2,265	16
	Micrel, Inc.	2,745	20
*	Microsemi Corp.	4,868	67
*	MKS Instruments, Inc.	2,956	39
	MTS Systems Corp.	1,005	21
*	NETGEAR, Inc.	2,062	30
*	Network Equipment Technologies, Inc.	1,750	7
*	Newport Corp.	2,169	13
*	Novatel Wireless, Inc.	1,825	16
	Park Electrochemical Corp.	1,228	26
*	PC-Tel, Inc.	1,130	6
*	Perficient, Inc.	1,935	13
*	Pericom Semiconductor Corp.	1,518	13
*	Phoenix Technologies, Ltd.	1,745	5
*	Plexus Corp.	2,366	48
*	Progress Software Corp.	2,393	51
*	Radiant Systems, Inc.	1,678	14
*	RadiSys Corp.	1,400	13
*	Rogers Corp.	939	19
*	Rudolph Technologies, Inc.	1,849	10
*	ScanSource, Inc.	1,591	39
*	Skyworks Solutions, Inc.	10,043	98
*	Smith Micro Software, Inc.	1,722	17
*	Sonic Solutions	1,596	5
*	SPSS, Inc.	1,099	37
*	Standard Microsystems Corp.	1,315	27
*	StarTek, Inc.	694	6
*	Stratasys, Inc.	1,213	13
*	Supertex, Inc.	773	19
*	Symmetricom, Inc.	2,617	15
*	Synaptics, Inc.	2,058	79
*	SYNNEX Corp.	1,145	29
*	Take-Two Interactive Software, Inc.	4,811	46
*	Taleo Corp. - Class A	1,901	35
	Technitrol, Inc.	2,458	16
*	Tekelec	3,993	67
*	TeleTech Holdings, Inc.	1,820	28
*	THQ, Inc.	4,052	29
*	Tollgrade Communications, Inc.	748	4
*	TriQuint Semiconductor, Inc.	8,838	47
*	TTM Technologies, Inc.	2,586	21
*	Tyler Technologies, Inc.	1,715	27
*	Ultratech, Inc.	1,416	17
	United Online, Inc.	5,013	33
*	Varian Semiconductor Equipment Associates, Inc.	4,387	105
*	Veeco Instruments, Inc.	1,927	22
*	ViaSat, Inc.	1,641	42

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio 53

Index 600 Stock Portfolio

	Common Stocks (84.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Websense, Inc.	2,655	47
*	Wright Express Corp.	2,317	59

	Total		3,501

	Materials (3.6%)

	A. Schulman, Inc.	1,564	24
	A.M. Castle & Co.	1,003	12
	AMCOL International Corp.	1,358	29
	American Vanguard Corp.	1,218	14
	Arch Chemicals, Inc.	1,502	37
	Balchem Corp.	1,100	27
*	Brush Engineered Materials, Inc.	1,210	20
*	Buckeye Technologies, Inc.	2,318	10
*	Calgon Carbon Corp.	3,282	46
*	Century Aluminum Co.	3,335	21
*	Clearwater Paper Corp.	681	17
	Deltic Timber Corp.	633	22
	Eagle Materials, Inc.	2,616	66
	H.B. Fuller Co.	2,914	55
	Headwaters, Inc.	2,539	8
	Myers Industries, Inc.	1,692	14
	Neenah Paper, Inc.	879	8
	NewMarket Corp.	739	50
	Olympic Steel, Inc.	541	13
*	OM Group, Inc.	1,833	53
	Penford Corp.	676	4
*	PolyOne Corp.	5,541	15
	Quaker Chemical Corp.	660	9
	Rock-Tenn Co. - Class A	2,300	88
*	RTI International Metals, Inc.	1,387	24
	Schweitzer-Mauduit International, Inc.	917	25
	Stepan Co.	435	19
	Texas Industries, Inc.	1,662	52
	Wausau Paper Corp.	2,934	20
	Zep, Inc.	1,293	16

	Total		818

	Other Holdings (0.9%)

	iShares S&P SmallCap 600 Index Fund	4,874	217

	Total		217

	Telecommunication Services (0.4%)

*	Cbeyond, Inc.	1,525	22
	FairPoint Communications, Inc.	5,368	3
*	General Communication, Inc. - Class A	2,640	18
	Iowa Telecommunications Services, Inc.	1,961	25
*	Neutral Tandem, Inc.	1,082	32

	Total		100

	Utilities (4.0%)

	ALLETE, Inc.	1,671	48
	American States Water Co.	1,099	38

	Common Stocks (84.8%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Atmos Energy Corp.	5,519	138
	Avista Corp.	3,278	58
	Central Vermont Public Service Corp.	699	13
	CH Energy Group, Inc.	947	44
*	El Paso Electric Co.	2,695	38
	The Laclede Group, Inc.	1,328	44
	New Jersey Resources Corp.	2,528	94
	Northwest Natural Gas Co.	1,590	71
	Piedmont Natural Gas Co., Inc.	4,408	106
	South Jersey Industries, Inc.	1,787	62
	Southwest Gas Corp.	2,682	60
	UIL Holdings Corp.	1,795	40
	Unisource Energy Corp.	2,136	57

	Total		911

	Total Common Stocks (Cost: $27,306)		19,505

	Short-Term Investments (12.6%)

	Federal Government & Agencies (1.3%)

	Federal Home Loan Bank, 0.17%, 7/6/09	300,000	300

	Total		300

	Miscellaneous Business Credit Institutions (3.5%)

	Park Avenue Receivables, 0.25%, 7/7/09	800,000	800

	Total		800

	Oil and Gas (4.3%)

	Devon Energy Corp., 0.35%, 7/1/09	1,000,000	1,000

	Total		1,000

	Short Term Business Credit (3.5%)

	Atlantic Asset Securitization LLC, 0.28%, 7/15/09	800,000	800

	Total		800

	Total Short-Term Investments
	(Cost: $2,900)		2,900

	Total Investments (97.4%)
	(Cost: $30,206)(a)		22,405

	Other Assets, Less Liabilities (2.6%)		608

	Net Assets (100.0%)		23,013

The Accompanying Notes are an Integral Part of the Financial Statements.

54 Index 600 Stock Portfolio

Index 600 Stock Portfolio

*	Non-Income Producing

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $30,206 and the net unrealized depreciation of investments based on that cost was $7,801 which is comprised of $513 aggregate gross unrealized appreciation and $8,314 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on June 30, 2009

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)

JP Morgan Chase	S&P SmallCap 600 Index	1-Month USD LIBOR - 10 Bps	S&P SmallCap 600 Index Total Return	5/10	3,411	$49

(k)	Cash or securities with an aggregate value of $620 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2009.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Domestic Common Stocks	$ 109,505	$ -	$ -
Short-Term Investments	-	2,900	-
Other Financial Instruments^	-	49	-

Total	$ 109,505	$ 2,949	$ -

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio 55

Small Cap Value Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,021.13	$ 4.36
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.48	$ 4.36

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

56 Small Cap Value Portfolio

Small Cap Value Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.8%)

	Aaron’s, Inc.	207,000	6,173
	Aaron’s, Inc. - Class A	4,725	111
*	Ascent Media Corp. - Class A	40,800	1,084
*	Corinthian Colleges, Inc.	112,000	1,896
	CSS Industries, Inc.	64,900	1,323
*	Culp, Inc.	66,000	330
*	Drew Industries, Inc.	117,600	1,431
	Fred’s, Inc. - Class A	114,100	1,438
	Haverty Furniture Cos., Inc.	142,600	1,305
*	M/I Homes, Inc.	68,000	666
*	MarineMax, Inc.	94,900	326
	Matthews International Corp. - Class A	104,700	3,258
	The Men’s Wearhouse, Inc.	98,200	1,883
*	Meritage Homes Corp.	111,000	2,093
	Orient-Express Hotels, Ltd. - Class A	217,000	1,842
	Pool Corp.	99,425	1,647
*	Saga Communications, Inc. - Class A	32,000	165
	Stanley Furniture Co., Inc.	84,100	907
*	The Steak n Shake Co.	92,400	808
*	Stein Mart, Inc.	214,300	1,899
	Winnebago Industries, Inc.	153,500	1,141

	Total		31,726

	Consumer Staples (1.8%)

*	Alliance One International, Inc.	282,400	1,073
	Casey’s General Stores, Inc.	69,400	1,783
	Nash Finch Co.	56,000	1,515

	Total		4,371

	Energy (4.5%)

*	Atwood Oceanics, Inc.	43,800	1,091
	CARBO Ceramics, Inc.	38,700	1,324
*	Forest Oil Corp.	69,450	1,036
*	GeoMet, Inc.	77,700	86
*	Hercules Offshore, Inc.	89,789	356
*	Mariner Energy, Inc.	84,193	989
	Penn Virginia Corp.	135,300	2,215
*	TETRA Technologies, Inc.	195,100	1,553
*	Union Drilling, Inc.	44,400	294
*	Whiting Petroleum Corp.	61,700	2,169

	Total		11,113

	Financials (18.7%)

	Ares Capital Corp.	232,400	1,873

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	CBL & Associates Properties, Inc.	320,000	1,725
	Cedar Shopping Centers, Inc.	148,000	669
	Compass Diversified Holdings	102,900	832
	East West Bancorp, Inc.	167,242	1,085
	Employers Holdings, Inc.	63,600	862
	First Potomac Realty Trust	115,300	1,124
	Glacier Bancorp, Inc.	128,300	1,895
	Hatteras Financial Corp.	75,000	2,144
	Hercules Technology Growth Capital, Inc.	157,974	1,321
	Home BancShares, Inc.	90,700	1,727
	JMP Group, Inc.	86,400	664
	Kilroy Realty Corp.	109,500	2,249
	Kohlberg Capital Corp.	158,050	999
	LaSalle Hotel Properties	126,900	1,566
*	Markel Corp.	5,700	1,606
	Max Capital Group, Ltd.	118,100	2,180
	National Interstate Corp.	89,800	1,363
	Parkway Properties, Inc.	53,200	692
*	Piper Jaffray Cos., Inc.	34,900	1,524
	Potlatch Corp.	78,900	1,917
*	ProAssurance Corp.	104,800	4,843
	Prospect Capital Corp.	50,700	466
	Redwood Trust, Inc.	104,000	1,535
*	Signature Bank	48,600	1,318
*	Stifel Financial Corp.	52,900	2,544
	Strategic Hotels & Resorts, Inc.	61,900	69
*	SVB Financial Group	95,500	2,600
	Washington Real Estate Investment Trust	70,800	1,584
	Wintrust Financial Corp.	72,700	1,169

	Total		46,145

	Health Care (7.0%)

	Analogic Corp.	32,000	1,182
*	AngioDynamics, Inc.	65,900	875
*	Exelixis, Inc.	155,500	757
	Landauer, Inc.	31,800	1,951
*	Myriad Genetics, Inc.	30,800	1,098
*	Myriad Pharmaceuticals, Inc. - W/I	7,700	36
	National Healthcare Corp.	55,100	2,091
	Owens & Minor, Inc.	127,600	5,591
*	Triple-S Management Corp. - Class B	42,800	667
*	Universal American Financial Corp.	60,500	528
	West Pharmaceutical Services, Inc.	76,500	2,666

	Total		17,442

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Industrials (24.5%)

*	Accuride Corp.	124,000	41
*	Alaska Air Group, Inc.	87,900	1,605
	Ameron International Corp.	39,000	2,614
*	Astec Industries, Inc.	42,600	1,265
*	Beacon Roofing Supply, Inc.	265,500	3,839
	Belden, Inc.	92,600	1,546
*	C&D Technologies, Inc.	106,300	213
	Cascade Corp.	43,200	679
	CIRCOR International, Inc.	58,700	1,386
	Comfort Systems USA, Inc.	94,400	968
*	Dollar Thrifty Automotive Group, Inc.	63,700	889
	Franklin Electric Co., Inc.	23,500	609
*	FTI Consulting, Inc.	69,200	3,510
	G & K Services, Inc. - Class A	76,500	1,618
*	Genesee & Wyoming, Inc. - Class A	117,300	3,110
	Gibraltar Industries, Inc.	121,400	834
	IDEX Corp.	113,400	2,786
*	Insituform Technologies, Inc. - Class A	139,900	2,374
	Kaman Corp.	62,900	1,050
*	Kirby Corp.	116,000	3,688
*	Kratos Defense & Security Solutions, Inc.	343,000	305
	Landstar System, Inc.	157,000	5,638
	McGrath Rentcorp	141,400	2,695
*	MPS Group, Inc.	284,600	2,174
*	Navigant Consulting, Inc.	161,000	2,080
	Nordson Corp.	80,000	3,093
*	Sterling Construction Co., Inc.	53,600	818
	Universal Forest Products, Inc.	64,000	2,118
*	UTI Worldwide, Inc.	147,620	1,683
*	Waste Connections, Inc.	93,900	2,433
	Woodward Governor Co.	144,300	2,857

	Total		60,518

	Information Technology (11.9%)

*	Advanced Energy Industries, Inc.	137,800	1,239
*	ATMI, Inc.	65,400	1,016
*	Brooks Automation, Inc.	162,387	728
*	Cabot Microelectronics Corp.	31,300	885
	Electro Rent Corp.	157,000	1,490
*	Exar Corp.	100	1
*	FormFactor, Inc.	86,200	1,486

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio 57

Small Cap Value Portfolio

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	GSI Group, Inc.	215,500	211
*	Ixia	199,400	1,344
*	Littelfuse, Inc.	66,800	1,333
	Methode Electronics, Inc.	53,000	372
*	Microsemi Corp.	105,700	1,459
*	Newport Corp.	92,200	534
*	Palm, Inc.	156,200	2,588
*	Progress Software Corp.	118,100	2,500
*	Sonus Networks, Inc.	464,500	748
*	SPSS, Inc.	85,925	2,867
*	StarTek, Inc.	123,000	986
*	Symyx Technologies, Inc.	113,400	663
*	SYNNEX Corp.	81,200	2,029
*	Teradyne, Inc.	187,900	1,289
*	Websense, Inc.	107,600	1,920
*	Wind River Systems, Inc.	105,870	1,213
*	Xyratex, Ltd.	96,100	480

	Total		29,381

	Materials (9.9%)

	Airgas, Inc.	83,500	3,384
	AMCOL International Corp.	47,200	1,019
	American Vanguard Corp.	120,300	1,359
	AptarGroup, Inc.	118,300	3,995
	Arch Chemicals, Inc.	86,000	2,115
	Carpenter Technology Corp.	76,500	1,592
*	Clearwater Paper Corp.	42,100	1,065
	Deltic Timber Corp.	54,000	1,915
	Innospec, Inc.	127,000	1,365
(p)	International Royalty Corp. - When Issued	288,000	939
	Myers Industries, Inc.	179,600	1,494
	Sims Metal Management, Ltd., ADR	146,540	3,022
	Wausau Paper Corp.	165,800	1,114

	Total		24,378

	Other Holdings (1.7%)

	Central Fund of Canada, Ltd. - Class A	137,700	1,617
	First Opportunity Fund, Inc.	158,900	791
	iShares Russell 2000 Value Index	38,900	1,810

	Total		4,218

	Telecommunication Services (0.9%)

*	Premiere Global Services, Inc.	207,000	2,244

	Total		2,244

	Utilities (3.9%)

	Black Hills Corp.	79,867	1,836
	Cleco Corp.	109,400	2,453
*	El Paso Electric Co.	106,400	1,485
	The Empire District Electric Co.	61,500	1,016
	Southwest Gas Corp.	72,900	1,619

	Common Stocks (97.6%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Vectren Corp.	51,200	1,200

	Total		9,609

	Total Common Stocks (Cost: $280,253)		241,145

	Preferred Stocks (1.2%)

	Federal Savings Institutions (0.3%)

	East West Bancorp, Inc., 8.00%, 12/31/49	1,359	790

	Total		790

	Finance Services (0.5%)

	Assured Guaranty, Ltd., 8.50%, 6/1/14	24,600	1,286

	Total		1,286

	Oil and Gas (0.4%)

	Whiting Petroleum Corp., 6.25%, 12/31/49	9,800	967

	Total		967

	Total Preferred Stocks (Cost: $3,558)		3,043

	Short-Term Investments (1.2%)

	Other Holdings (1.2%)

(b)	T. Rowe Price Reserve Investment Fund	2,904,045	2,904

	Total		2,904

	Total Short-Term Investments (Cost: $2,904)		2,904

	Total Investments (100.0%) (Cost: $286,715)(a)		247,092

	Other Assets, Less Liabilities (0.0%)		21

	Net Assets (100.0%)		247,113

The Accompanying Notes are an Integral Part of the Financial Statements.

58 Small Cap Value Portfolio

Small Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $286,715 and the net unrealized depreciation of investments based on that cost was $39,623 which is comprised of $26,434 aggregate gross unrealized appreciation and $66,057 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

(p)	Restricted securities (excluding 144A issues) on June 30, 2009

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets

International Royalty Corp. - When Issued	6/24/09	$ 892	$ 939	0.38%

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Domestic Common Stocks	$ 241,145	$ -	$ -
Preferred Stocks	3,043	-	-
Short-Term Instruments	-	2,904	-
Other Financial Instruments#	-	-	-

Total	$ 244,188	$ 2,904	$ -

# On June 30, 2009 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio 59

International Growth Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,040.84	$ 4.50
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.38	$ 4.46

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

60 International Growth Portfolio

International Growth Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Foreign Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (6.7%)

	Benesse Corp.	Japan	2,800	112
	Bridgestone Corp.	Japan	24,700	386
	Canon Marketing Japan, Inc.	Japan	90,700	1,266
	Compass Group PLC	United Kingdom	301,545	1,699
	Daihatsu Motor Co., Ltd.	Japan	20,000	185
	Fast Retailing Co., Ltd.	Japan	1,600	208
	Hennes & Mauritz AB - B Shares	Sweden	33,457	1,673
	Intercontinental Hotels Group PLC	United Kingdom	92,625	952
	Jupiter Telecommunications Co., Ltd.	Japan	140	106
	Li & Fung, Ltd.	Hong Kong	132,000	350
*	Luxottica Group SPA	Italy	25,705	535
	LVMH Moet Hennessy Louis Vuitton SA	France	17,200	1,317
	Next PLC	United Kingdom	14,855	360
	Pearson PLC	United Kingdom	85,020	854
	Persimmon PLC	United Kingdom	148,175	855
	Publicis Groupe	France	13,985	427
	Rakuten, Inc.	Japan	277	167
	Reed Elsevier PLC	United Kingdom	112,465	839
	Sankyo Co., Ltd.	Japan	2,600	139
	Stanley Electric Co., Ltd.	Japan	9,000	181
	Vivendi	France	34,537	827
	Yamada Denki Co., Ltd.	Japan	5,510	320

	Total			13,758

	Consumer Staples (14.2%)

	Anheuser-Busch InBev NV	Belgium	28,633	1,037
	British American Tobacco PLC	United Kingdom	73,959	2,043
	Carrefour SA	France	16,145	691
	DANONE SA	France	7,345	363
	Diageo PLC	United Kingdom	131,673	1,891
	FamilyMart Co., Ltd.	Japan	9,700	304
	Huabao International Holdings, Ltd.	Hong Kong	670,000	647
	Imperial Tobacco Group PLC	United Kingdom	41,184	1,071
	Japan Tobacco, Inc.	Japan	230	717
	Kao Corp.	Japan	37,000	806
	Kerry Group PLC - Class A	Ireland	23,876	545
	Kirin Holdings Co., Ltd.	Japan	10,000	140
	Koninklijke Ahold NV	Netherlands	82,075	943
	Lawson, Inc.	Japan	9,000	395
	Nestle SA	Switzerland	162,552	6,135
	Nisshin Seifun Group, Inc.	Japan	17,000	202
	Nissin Foods Holdings Co., Ltd.	Japan	4,500	136
	Reckitt Benckiser Group PLC	United Kingdom	21,473	979
	SABMiller PLC	United Kingdom	57,950	1,180
	Seven & I Holdings Co., Ltd.	Japan	34,300	805
	Shoppers Drug Mart Corp.	Canada	29,200	1,255
	Tesco PLC	United Kingdom	448,150	2,612

	Foreign Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Toyo Suisan Kaisha, Ltd.	Japan	7,000	144
	Unicharm Corp.	Japan	1,800	137
	Unilever NV	Netherlands	116,085	2,802
	Woolworths, Ltd.	Australia	55,705	1,178

	Total			29,158

	Energy (8.3%)

*	Artumas Group, Inc.	Canada	134,855	15
	BG Group PLC	United Kingdom	151,105	2,539
	CNOOC, Ltd.	Hong Kong	278,000	342
*	Dana Petroleum PLC	United Kingdom	38,715	895
	Nexen, Inc.	Canada	46,371	1,007
	Nippon Oil Corp.	Japan	86,000	506
	Oil Search, Ltd.	Australia	304,030	1,333
	Origin Energy, Ltd.	Australia	45,380	534
	Petrofac, Ltd.	United Kingdom	81,295	898
	Petroleo Brasileiro SA, ADR	Brazil	28,215	1,156
	Royal Dutch Shell PLC - Class A	United Kingdom	106,479	2,667
	Saipem SPA	Italy	62,345	1,522
	Seadrill, Ltd.	Norway	38,000	546
	TonenGeneral Sekiyu K.K.	Japan	12,000	122
*	Transocean, Ltd.	Switzerland	16,815	1,249
	Tullow Oil PLC	United Kingdom	109,880	1,700

	Total			17,031

	Financials (12.8%)

	AEON Mall Co., Ltd.	Japan	9,200	174
	Banco Bilbao Vizcaya Argentaria SA	Spain	34,406	434
	Banco Santander SA	Spain	45,091	544
	The Bank of Yokohama, Ltd.	Japan	106,000	565
	BNP Paribas	France	15,284	992
	Cheung Kong Holdings, Ltd.	Hong Kong	53,000	606
	The Chiba Bank, Ltd.	Japan	59,000	384
	China Overseas Land & Investment, Ltd.	Hong Kong	336,160	773
	Commonwealth Bank of Australia	Australia	76,635	2,396
	Credit Saison Co., Ltd.	Japan	7,600	96
	Credit Suisse Group AG	Switzerland	22,955	1,048
	Daito Trust Construction Co., Ltd.	Japan	3,600	169
	Daiwa House Industry Co., Ltd.	Japan	39,000	418
	Deutsche Boerse AG	Germany	18,090	1,406
	Fukuoka Financial Group, Inc.	Japan	88,000	392
	The Gunma Bank, Ltd.	Japan	75,000	416
	Hokuhoku Financial Group, Inc.	Japan	121,000	302
	Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	51,800	804
*	Intesa Sanpaolo SPA	Italy	216,057	701
	The Iyo Bank, Ltd.	Japan	45,000	459

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio 61

International Growth Portfolio

	Foreign Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Julius Baer Holding AG	Switzerland	23,910	932
	Man Group PLC	United Kingdom	66,398	305
	Mitsubishi UFJ Lease & Finance Co., Ltd.	Japan	12,220	395
*	National Bank of Greece SA	Greece	27,015	740
	Nipponkoa Insurance Co., Ltd.	Japan	72,000	418
	The Nishi-Nippon City Bank, Ltd.	Japan	154,000	387
	NTT Urban Development Corp.	Japan	247	238
	Samsung Fire & Marine Insurance Co., Ltd.	South Korea	5,771	849
	The Shizuoka Bank, Ltd.	Japan	47,000	464
	Sony Financial Holdings, Inc.	Japan	46	127
	Standard Chartered PLC	United Kingdom	77,250	1,455
	Sumitomo Mitsui Financial Group, Inc.	Japan	43,400	1,755
	Sumitomo Realty & Development Co., Ltd.	Japan	27,000	491
	Suruga Bank, Ltd.	Japan	91,000	867
*	TAG Immobilien AG	Germany	32,938	120
	The Toronto-Dominion Bank	Canada	19,339	999
	Westpac Banking Corp.	Australia	135,980	2,203
	Zurich Financial Services AG	Switzerland	2,218	393

	Total			26,217

	Health Care (12.1%)

*	Actelion, Ltd.	Switzerland	33,420	1,752
	Astellas Pharma, Inc.	Japan	24,500	865
	AstraZeneca PLC	United Kingdom	78,770	3,469
	Chugai Pharmaceutical Co., Ltd.	Japan	6,800	130
	Eisai Co., Ltd.	Japan	27,900	993
	Essilor International SA	France	21,360	1,020
	Fresenius Medical Care AG & Co. KGaA	Germany	9,277	414
	GlaxoSmithKline PLC	United Kingdom	213,520	3,760
	Merck KGaA	Germany	9,170	935
	Novartis AG	Switzerland	43,980	1,787
	Novo Nordisk A/S	Denmark	19,782	1,075
	Ono Pharmaceutical Co., Ltd.	Japan	8,100	358
	Roche Holding AG	Switzerland	31,625	4,303
	Santen Pharmaceutical Co., Ltd.	Japan	5,500	167
	Shionogi & Co., Ltd.	Japan	7,000	135
	Sonova Holding AG	Switzerland	7,668	624
	Takeda Pharmaceutical Co., Ltd.	Japan	41,200	1,601
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	28,654	1,414

	Total			24,802

	Industrials (15.1%)

	A P Moller - Maersk A/S	Denmark	78	458
	ABB, Ltd., ADR	Switzerland	158,050	2,494
	Aggreko PLC	United Kingdom	113,225	967
	Alstom SA	France	22,945	1,358
	Atlas Copco AB	Sweden	98,058	983
	BAE Systems PLC	United Kingdom	194,550	1,086

	Foreign Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Balfour Beatty PLC	United Kingdom	176,115	897
	Bharat Heavy Electricals, Ltd.	India	5,579	259
	Canadian National Railway Co.	Canada	10,662	458
	Central Japan Railway Co.	Japan	49	301
	Chemring Group PLC	United Kingdom	39,315	1,405
	China Railway Construction Corp., Ltd. - Class H	China	555,000	852
	Companhia de Concessoes Rodoviarias	Brazil	63,700	1,022
	Daikin Industries, Ltd.	Japan	17,200	550
	East Japan Railway Co.	Japan	18,900	1,138
	Experian PLC	United Kingdom	179,075	1,342
	Fanuc, Ltd.	Japan	10,600	846
	G4S PLC	United Kingdom	264,295	909
	Geberit AG	Switzerland	3,400	419
	Hankyu Hanshin Holdings, Inc.	Japan	29,000	136
	Itochu Corp.	Japan	51,000	352
	The Japan Steel Works, Ltd.	Japan	11,000	135
	JGC Corp.	Japan	10,000	161
	KCI Konecranes OYJ	Finland	45,275	1,067
	Keio Corp.	Japan	40,000	232
	Kubota Corp.	Japan	15,000	123
	Kurita Water Industries, Ltd.	Japan	5,800	187
	Man SE AG	Germany	16,860	1,037
	Marubeni Corp.	Japan	49,000	216
	Mitsubishi Corp.	Japan	30,600	562
	Mitsubishi Heavy Industries, Ltd.	Japan	23,000	95
	Mitsui & Co., Ltd.	Japan	18,400	217
	Mitsui Engineering & Shipbuilding Co., Ltd.	Japan	55,000	129
	Mitsui OSK Lines, Ltd.	Japan	45,000	290
	MTR Corp., Ltd.	Hong Kong	258,500	780
	Nippon Yusen Kabushiki Kaisha	Japan	19,000	81
	Odakyu Electric Railway Co., Ltd.	Japan	54,000	462
	Schindler Holding AG	Switzerland	14,725	915
	Secom Co., Ltd.	Japan	16,200	657
	Serco Group PLC	United Kingdom	171,305	1,190
	Siemens AG	Germany	37,060	2,566
	Tokyu Corp.	Japan	58,000	292
	Vinci SA	France	19,600	880
	West Japan Railway Co.	Japan	141	466

	Total			30,972

	Information Technology (8.7%)

	ASML Holding NV	Netherlands	31,925	692
*	Autonomy Corp. PLC	United Kingdom	131,800	3,123
	Brother Industries, Ltd.	Japan	38,700	342
	Canon, Inc.	Japan	16,400	534
	EVS Broadcast Equipment SA	Belgium	13,035	658
*	Gresham Computing PLC	United Kingdom	123,550	101
	Hoya Corp.	Japan	43,700	875
	Itochu Techno-Solutions Corp.	Japan	5,000	148
	Keyence Corp.	Japan	3,000	611
	Konami Corp.	Japan	6,300	121
	Kontron AG	Germany	70,409	907
	Mitsumi Electric Co., Ltd.	Japan	15,200	323

The Accompanying Notes are an Integral Part of the Financial Statements.

62 International Growth Portfolio

International Growth Portfolio

	Foreign Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	NIDEC Corp.	Japan	7,600	459
	Nintendo Co., Ltd.	Japan	5,100	1,404
	Nippon Electric Glass Co., Ltd.	Japan	15,000	167
	Nokia Corp. OYJ, ADR	Finland	108,385	1,580
	Nomura Research Institute, Ltd.	Japan	35,500	788
	NTT Data Corp.	Japan	60	194
	Ricoh Co., Ltd.	Japan	41,000	525
	SAP AG	Germany	30,870	1,245
	Shimadzu Corp.	Japan	45,000	359
	Square Enix Holdings Co., Ltd.	Japan	4,200	98
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	613,000	1,018
	Tandberg ASA	Norway	22,700	383
*	Temenos Group AG	Switzerland	46,590	795
	Trend Micro, Inc.	Japan	4,000	127
	Yahoo Japan Corp.	Japan	818	260

	Total			17,837

	Materials (11.2%)

	ArcelorMittal	Luxembourg	50,105	1,646
	BASF SE	Germany	14,145	564
	BHP Billiton PLC	United Kingdom	111,305	2,514
	BHP Billiton, Ltd.	Australia	179,385	4,917
	CRH PLC	Ireland	22,405	512
	Freeport-McMoRan Copper & Gold, Inc.	United States	23,360	1,171
	Goldcorp, Inc.	Canada	33,955	1,180
*	Intex Resources ASA	Norway	515,110	375
	JFE Holdings, Inc.	Japan	8,000	267
	Johnson Matthey PLC	United Kingdom	32,820	623
	K+S AG	Germany	6,451	363
	Newcrest Mining, Ltd.	Australia	23,165	568
	Nippon Steel Corp.	Japan	107,000	408
	Potash Corp. of Saskatchewan, Inc.	Canada	6,660	620
	Rio Tinto PLC, ADR	United Kingdom	11,555	1,894
	Rio Tinto, Ltd.	Australia	14,915	624
	Rio Tinto, Ltd. - New	Australia	7,830	329
	Shin-Etsu Chemical Co., Ltd.	Japan	19,400	896
	Sika AG	Switzerland	520	577
	Sumitomo Metal Industries, Ltd.	Japan	129,000	341
	Syngenta AG	Switzerland	6,480	1,505
	Taiheiyo Cement Corp.	Japan	201,000	344
	Ube Industries, Ltd.	Japan	59,000	164
	Vale SA, ADR	Brazil	25,650	452

	Total			22,854

	Telecommunication Services (4.4%)

	China Mobile, Ltd.	Hong Kong	46,500	466
	KDDI Corp.	Japan	181	960
	Koninklijke (Royal) KPN NV	Netherlands	132,539	1,826
	SOFTBANK Corp.	Japan	28,400	552
	Telefonica SA	Spain	228,762	5,187

	Total			8,991

	Foreign Common Stocks (97.9%)	Country	Shares/ $ Par	Value $ (000’s)

	Utilities (4.4%)
	Centrica PLC	United Kingdom	178,765	657
	CEZ AS	Czech Republic	14,024	632
*	EDP Renovaveis SA	Portugal	56,691	581
	Electric Power Development Co., Ltd.	Japan	3,800	108
	Enagas	Spain	30,472	600
	Fortum OYJ	Finland	13,260	302
	Hokuriku Electric Power Co.	Japan	6,900	158
*	Huadian Power International Corp., Ltd	China	1,090,000	341
	Huaneng Power International, Inc.	China	886,000	620
	Kyushu Electric Power Co., Inc.	Japan	6,300	136
	National Grid PLC	United Kingdom	65,808	594
	Osaka Gas Co., Ltd.	Japan	71,000	227
	Red Electrica Corp. SA	Spain	11,565	523
	RWE AG	Germany	4,682	370
	Scottish and Southern Energy PLC	United Kingdom	51,455	966
	Shikoku Electric Power Co., Inc.	Japan	4,300	128
	Toho Gas Co., Ltd.	Japan	16,000	65
	The Tokyo Electric Power Co., Inc.	Japan	63,000	1,619
	Tokyo Gas Co., Ltd.	Japan	81,000	290

	Total			8,917

	Total Foreign Common Stocks (Cost: $203,261)			200,537

	Short-Term Investments (2.7%)

	Federal Government & Agencies (0.6%)

	Federal Home Loan Bank, 0.15%, 7/31/09	United States	1,300,000	1,300

	Total			1,300

	Oil and Gas (0.1%)

	Devon Energy Corp., 0.35%, 7/1/09	United States	300,000	300

	Total			300

	Personal Credit Institutions (1.0%)

	Bryant Park Funding LLC, 0.30%, 7/20/09	United States	2,000,000	1,999

	Total			1,999

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio 63

International Growth Portfolio

Short-Term Investments (2.7%)	Country	Shares/ $ Par	Value $ (000’s)

Short Term Business Credit (1.0%)

Atlantic Asset Securitization LLC, 0.28%, 7/10/09	United States	2,000,000	2,000

Total			2,000

Total Short-Term Investments (Cost: $5,599)			5,599

Total Investments (100.6%) (Cost: $208,860)(a)			206,136

Other Assets, Less Liabilities (-0.6%)			(1,235)

Net Assets (100.0%)			204,901

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $208,860 and the net unrealized depreciation of investments based on that cost was $2,726 which is comprised of $14,306 aggregate gross unrealized appreciation and $17,032 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
United Kingdom	25.0%
Japan	20.4%
Switzerland	12.2%
Australia	6.9%
Other	35.5%

Total	100.0%

(l)	As of June 30, 2009 portfolio securities with an aggregate value of $182,156 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
(Amounts in thousands)
Foreign Common Stocks	$ 18,381	$ 182,156	$ -
Short-Term Investments	-	5,599	-
Other Financial Instruments#	-	-	-

Total	$ 18,381	$ 187,755	$ -

# On June 30, 2009 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

64 International Growth Portfolio

Research International Core Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,067.24	$ 5.89
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.09	$ 5.76

* Expenses are equal to the Portfolio’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Research International Core Portfolio 65

Research International Core Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Foreign Common Stocks (96.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (7.5%)

	Bridgestone Corp.	Japan	12,400	194
	Compagnie Generale des Etablissements Michelin - Class B	France	2,810	161
	Esprit Holdings, Ltd.	Hong Kong	36,000	201
	Grupo Televisa SA, ADR	Mexico	11,320	192
	Industria de Diseno Textil SA	Spain	10,620	510
	Li & Fung, Ltd.	Hong Kong	102,000	271
	LVMH Moet Hennessy Louis Vuitton SA	France	7,560	579
	Reed Elsevier PLC	United Kingdom	24,810	185
*	Urbi Desarrollos Urbanos SAB de CV	Mexico	44,440	67
	WPP PLC	United Kingdom	79,422	528

	Total			2,888

	Consumer Staples (8.5%)

	DANONE SA	France	10,493	519
	Heineken NV	Netherlands	9,270	344
	Hengan International Group Co., Ltd.	Hong Kong	42,000	195
	Japan Tobacco, Inc.	Japan	101	315
	Kimberly-Clark de Mexico SAB de CV	Mexico	39,590	151
	Lawson, Inc.	Japan	8,100	356
	Nestle SA	Switzerland	26,731	1,009
	Reckitt Benckiser Group PLC	United Kingdom	8,670	395

	Total			3,284

	Energy (10.7%)

	CNOOC, Ltd.	Hong Kong	82,000	101
	Eni SPA	Italy	28,630	679
	INPEX Corp.	Japan	37	294
	Marathon Oil Corp.	United States	4,880	147
	Nexen, Inc.	Canada	7,170	156
*	Paladin Energy, Ltd.	Australia	59,156	233
	Petroleo Brasileiro SA, ADR	Brazil	4,220	173
	Royal Dutch Shell PLC - Class A	United Kingdom	34,330	860
	Saipem SPA	Italy	7,490	183
	Total SA	France	20,310	1,100
	Tullow Oil PLC	United Kingdom	12,625	195

	Total			4,121

	Financials (22.8%)

	Aeon Credit Service Co., Ltd.	Japan	28,900	376
	Allianz SE	Germany	3,570	330
	Bank of China, Ltd.	China	889,000	421
	Bank of Cyprus Public Co., Ltd.	Cyprus	54,683	305
	BNP Paribas	France	12,702	824
	The Chiba Bank, Ltd.	Japan	42,000	273
	China Construction Bank Corp.	China	791,000	611
	China Life Insurance Co., Ltd.	China	105,000	391

	Foreign Common Stocks (96.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Deutsche Boerse AG	Germany	2,350	183
	HDFC Bank, Ltd., ADR	India	2,910	300
	HSBC Holdings PLC	United Kingdom	117,010	971
	Julius Baer Holding AG	Switzerland	7,101	277
	QBE Insurance Group, Ltd.	Australia	7,560	121
	Samsung Fire & Marine Insurance Co., Ltd.	South Korea	1,538	226
	Shimao Property Holdings, Ltd.	Hong Kong	126,000	243
	The Shizuoka Bank, Ltd.	Japan	19,000	188
*	Storebrand ASA	Norway	62,010	271
	Sumitomo Mitsui Financial Group, Inc.	Japan	11,100	449
	Sun Hung Kai Properties, Ltd.	Hong Kong	25,000	312
	Swiss Re	Switzerland	6,230	206
*	UBS AG	Switzerland	29,530	361
	Unione di Banche Italiane SCpA	Italy	39,400	514
	Unitech, Ltd.	India	112,459	187
	Zurich Financial Services AG	Switzerland	2,760	489

	Total			8,829

	Health Care (8.3%)

*	Actelion, Ltd.	Switzerland	5,215	274
	Bayer AG	Germany	7,940	426
	Daiichi Sankyo Co., Ltd.	Japan	22,100	396
	Merck KGaA	Germany	5,730	584
	Roche Holding AG	Switzerland	7,070	962
	Santen Pharmaceutical Co., Ltd.	Japan	5,300	161
	Smith & Nephew PLC	United Kingdom	35,994	267
	Synthes, Inc.	United States	1,460	141

	Total			3,211

	Industrials (13.8%)

	Assa Abloy AB	Sweden	34,490	481
	BEML, Ltd.	India	2,560	58
	Bucyrus International, Inc.	United States	9,750	279
	East Japan Railway Co.	Japan	7,700	464
	Geberit AG	Switzerland	3,830	472
	Glory, Ltd.	Japan	19,500	386
	JGC Corp.	Japan	27,000	434
	Keppel Corp., Ltd.	Singapore	127,000	603
	Mitsubishi Corp.	Japan	19,300	354
	Schneider Electric SA	France	6,498	497
	Siemens AG	Germany	8,970	621
	TNT NV	Netherlands	7,054	137
	Yamato Holdings Co., Ltd.	Japan	40,000	531

	Total			5,317

	Information Technology (7.0%)

	Acer, Inc.	Taiwan	144,000	249
	ARM Holdings PLC	United Kingdom	121,670	240
	Konica Minolta Holdings, Inc.	Japan	21,000	218
	Nokia Corp.	Finland	33,940	495
	Nomura Research Institute, Ltd.	Japan	15,400	342

The Accompanying Notes are an Integral Part of the Financial Statements.

66 Research International Core Portfolio

Research International Core Portfolio

	Foreign Common Stocks (96.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	Ricoh Co., Ltd.	Japan	18,000	231
	Samsung Electronics Co., Ltd.	South Korea	783	363
	SAP AG	Germany	9,040	365
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	129,000	214

	Total			2,717

	Materials (7.2%)

	Akzo Nobel NV	Netherlands	13,590	598
	BHP Billiton PLC	United Kingdom	32,370	731
	Corporacion Moctezuma SAB de CV	Mexico	14,700	28
	CRH PLC	Ireland	17,812	408
*	Lihir Gold, Ltd.	Papua New Guinea	79,626	186
	Linde AG	Germany	7,640	628
	Symrise AG	Germany	13,449	199

	Total			2,778

	Telecommunication Services (6.1%)

	America Movil SAB de CV - Series L, ADR	Mexico	9,740	377
	China Unicom Hong Kong, Ltd.	Hong Kong	148,000	197
	KDDI Corp.	Japan	52	276
	Koninklijke (Royal) KPN NV	Netherlands	43,290	596
	Rogers Communications, Inc. - Class B	Canada	5,650	145
	Vodafone Group PLC	United Kingdom	393,670	761

	Total			2,352

	Utilities (4.6%)

	E.ON AG	Germany	26,177	929
	GDF Suez	France	19,943	745
	Tokyo Gas Co., Ltd.	Japan	33,000	118

	Total			1,792

	Total Foreign Common Stocks (Cost: $42,037)			37,289

	Preferred Stocks (0.9%)

	Financials (0.7%)

	Itau Unibanco Banco Multiplo SA, ADR	Brazil	16,398	259

	Total			259

	Industrials (0.2%)

	Duratex SA	Brazil	8,400	93

	Total			93

	Total Preferred Stocks (Cost: $432)			352

	Total Investments (97.4%) (Cost: $42,469)(a)			37,641

	Other Assets, Less Liabilities (2.6%)			1,012

	Net Assets (100.0%)			38,653

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Porftfolio 67

Research International Core Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $42,469 and the net unrealized depreciation of investments based on that cost was $4,828 which is comprised of $2,164 aggregate gross unrealized appreciation and $6,992 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:

Japan	16.4%
United Kingdom	13.3%
France	11.4%
Germany	11.0%
Switzerland	10.5%
Other	37.4%

Total	100.0%

(l)	As of June 30, 2009 portfolio securities with an aggregate value of $35,274 (in thousands) were fair valued under procedures adopted by the Board of Directors.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
(Amounts in thousands)
Foreign Common Stocks	$ 2,015	$ 35,274	$ -
Preferred Stocks	352	-	-
Other Financial Instruments#	-	-	-
Total	$ 2,367	$ 35,274	$ -

# On June 30, 2009 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

68 Research International Core Portfolio

International Equity Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,058.25	$ 3.42
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.47	$ 3.36

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Equity Portfolio 69

International Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Foreign Common Stocks (94.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.8%)

	Accor SA	France	173,000	6,879
	Bayerische Motoren Werke AG	Germany	380,920	14,386
	British Sky Broadcasting Group PLC	United Kingdom	1,864,690	13,988
	Burberry Group PLC	United Kingdom	738,190	5,153
	Compagnie Generale des Etablissements Michelin - Class B	France	260,200	14,871
	Hyundai Motor Co.	South Korea	264,580	15,335
	Kingfisher PLC	United Kingdom	3,825,490	11,215
	Mediaset SpA	Italy	1,497,610	8,422
	Pearson PLC	United Kingdom	697,770	7,009
	Reed Elsevier NV	Netherlands	558,652	6,161
	Sony Corp.	Japan	323,400	8,354
	Vivendi	France	316,260	7,576
	Wolters Kluwer NV	Netherlands	166,630	2,916

	Total			122,265

	Consumer Staples (3.5%)

	Cadbury PLC	United Kingdom	1,534,097	13,105
	Nestle SA	Switzerland	389,800	14,711
	Unilever PLC	United Kingdom	348,295	8,173

	Total			35,989

	Energy (9.3%)

	BP PLC	United Kingdom	1,866,830	14,773
	China Shenhua Energy Co., Ltd.	China	1,578,500	5,752
	Eni SPA	Italy	414,535	9,834
	Gazprom OAO, ADR	Russia	368,660	7,476
	Petroleo Brasileiro SA, ADR	Brazil	257,990	10,572
	Repsol YPF SA	Spain	493,680	11,071
	Royal Dutch Shell PLC - Class B	United Kingdom	704,315	17,781
	SBM Offshore NV	Netherlands	464,278	7,953
	Total SA	France	205,958	11,155

	Total			96,367

	Financials (15.9%)

	ACE, Ltd.	Switzerland	234,580	10,375
	Australia & New Zealand Banking Group, Ltd.	Australia	89,588	1,184
	Aviva PLC	United Kingdom	1,715,770	9,696
	AXA SA	France	512,174	9,683
	Banco Santander SA	Spain	906,009	10,934
	Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	11,839
	DBS Group Holdings, Ltd.	Singapore	1,788,000	14,510
	HSBC Holdings PLC	United Kingdom	1,474,937	12,360
	ING Groep NV	Netherlands	683,040	6,875
*	KB Financial Group, Inc.	South Korea	226,500	7,543

	Foreign Common Stocks (94.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Mitsubishi UFJ Financial Group, Inc.	Japan	565,000	3,473
*	Mitsubishi UFJ Financial Group, Inc., ADR	Japan	222,000	1,363
	National Australia Bank, Ltd.	Australia	514,532	9,264
	Nomura Holdings, Inc.	Japan	332,400	2,785
	Nordea Bank AB	Sweden	1,536,530	11,989
	Standard Chartered PLC	United Kingdom	370,360	6,976
	Swire Pacific, Ltd.	Hong Kong	1,276,500	12,713
	Swiss Re	Switzerland	180,212	5,962
*	UBS AG	Switzerland	1,015,136	12,420
*	UniCredit SpA	Italy	1,017,801	2,608

	Total			164,552

	Health Care (9.5%)

	Celesio AG	Germany	261,230	6,004
	GlaxoSmithKline PLC	United Kingdom	621,430	10,943
	Lonza Group AG	Switzerland	162,050	16,094
	Merck KGaA	Germany	154,300	15,731
	Novartis AG	Switzerland	424,920	17,264
	Olympus Corp.	Japan	236,500	5,557
	Roche Holding AG	Switzerland	65,540	8,917
	Sanofi-Aventis SA	France	164,625	9,682
	Takeda Pharmaceutical Co., Ltd.	Japan	208,500	8,102

	Total			98,294

	Industrials (13.2%)

	Atlas Copco AB	Sweden	1,330,560	13,342
	BAE Systems PLC	United Kingdom	3,411,020	19,040
	Deutsche Post AG	Germany	935,380	12,226
	Empresa Brasileira de Aeronautica SA, ADR	Brazil	416,340	6,895
	Hutchison Whampoa, Ltd.	Hong Kong	1,826,000	11,870
	Koninklijke (Royal) Philips Electronics NV	Netherlands	449,135	8,305
	Loomis AB	Sweden	130,460	1,300
	Niscayah Group AB	Sweden	652,300	991
	Qantas Airways, Ltd.	Australia	2,552,550	4,118
	Rentokil Initial PLC	United Kingdom	2,672,940	3,944
*	Rolls-Royce Group PLC	United Kingdom	1,916,990	11,430
(n)*	Rolls-Royce Group PLC - C Shares Entitlement	United Kingdom	164,477,742	167
	Shanghai Electric Group Co., Ltd.	China	31,604,000	13,575
	Siemens AG, ADR	Germany	199,230	13,785
	Smiths Group PLC	United Kingdom	320,326	3,707
*	Vestas Wind Systems A/S	Denmark	167,380	12,033

	Total			136,728

	Information Technology (9.9%)

*	Byd Co., Ltd.	China	3,163,000	12,793

The Accompanying Notes are an Integral Part of the Financial Statements.

70 International Equity Portfolio

International Equity Portfolio

	Foreign Common Stocks (94.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Check Point Software Technologies, Ltd.	Israel	387,430	9,093
	Compal Electronics, Inc.	Taiwan	6,035,398	4,878
	FUJIFILM Holdings Corp.	Japan	159,300	5,026
	Lite-On Technology Corp.	Taiwan	3,467,876	2,998
	Mabuchi Motor Co., Ltd.	Japan	168,400	8,097
	Nintendo Co., Ltd.	Japan	39,300	10,816
	Samsung Electronics Co., Ltd.	South Korea	46,140	21,368
	SAP AG	Germany	261,040	10,524
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	10,165,997	16,887

	Total			102,480

	Materials (3.7%)

	Akzo Nobel NV	Netherlands	111,700	4,915
	Alumina, Ltd.	Australia	12,299,320	14,117
	BASF SE	Germany	218,600	8,719
*	Domtar Corp.	United States	83,884	1,392
*	Norske Skogindustrier ASA	Norway	978,371	1,439
*	Stora Enso Oyj	Finland	658,140	3,473
	UPM-Kymmene Oyj	Finland	394,760	3,441

	Total			37,496

	Telecommunication Services (13.4%)

	China Mobile, Ltd.	Hong Kong	979,500	9,822
	China Telecom Corp., Ltd.	China	17,338,000	8,572
	Chunghwa Telecom Co., Ltd., ADR	Taiwan	208,501	4,135
	France Telecom SA	France	756,770	17,194
	KT Corp., ADR	South Korea	385,100	5,530
	Nippon Telegraph & Telephone Corp.	Japan	193,000	7,853
	Portugal Telecom SGPS SA	Portugal	632,670	6,196
	SK Telecom Co., Ltd., ADR	South Korea	322,890	4,892
	Telefonica SA, ADR	Spain	395,838	26,873
	Telefonos de Mexico SAB de CV - Series L, ADR	Mexico	514,688	8,343
*	Telenor ASA	Norway	1,208,610	9,330
	Telmex Internacional SAB de CV - Series L, ADR	Mexico	514,688	6,511
	Turkcell Iletisim Hizmetleri AS	Turkey	1,315,060	7,284
	Vodafone Group PLC	United Kingdom	8,017,483	15,498

	Total			138,033

	Utilities (4.5%)

	E.ON AG	Germany	440,100	15,621
	Electricite de France SA	France	258,050	12,584
	GDF Suez	France	300,594	11,229
	Iberdrola SA	Spain	682,240	5,548
	Suez Environnement SA	France	78,727	1,381

	Total			46,363

	Total Foreign Common Stocks (Cost: $1,054,601)			978,567

Preferred Stocks (1.3%)	Country	Shares/ $ Par	Value $ (000’s)

Materials (1.3%)

Vale SA, ADR	Brazil	881,000	13,523

Total Preferred Stocks (Cost: $1,946)			13,523

Short-Term Investments (3.5%)

Cable/Media/Broadcasting/Satellite (0.5%)

Verizon Communications, Inc., 0.32%, 7/7/09	United States	5,000,000	5,000

Total			5,000

Federal Government & Agencies (0.5%)

Federal Home Loan Bank, 0.17%, 7/17/09	United States	5,600,000	5,600

Total			5,600

Oil and Gas (0.6%)

Devon Energy Corp., 0.35%, 7/1/09	United States	6,100,000	6,100

Total			6,100

Personal Credit Institutions (0.9%)

Bryant Park Funding LLC, 0.30%, 7/20/09	United States	10,000,000	9,998

Total			9,998

Short Term Business Credit (1.0%)

Falcon Asset Securitization Co. LLC, 0.25%, 7/14/09	United States	10,000,000	9,999

Total			9,999

Total Short-Term Investments (Cost: $36,697)			36,697

Total Investments (99.5%) (Cost: $1,093,244)(a)			1,028,787

Other Assets, Less Liabilities (0.5%)			5,549

Net Assets (100.0%)			1,034,336

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio 71

International Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $1,093,244 and the net unrealized depreciation of investments based on that cost was $64,457 which is comprised of $188,859 aggregate gross unrealized appreciation and $253,316 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
United Kingdom	17.9%
France	9.9%
Germany	9.4%
Switzerland	8.3%
Japan	5.9%
South Korea	5.3%
Spain	5.3%
Other	38.0%

Total	100.0%

(l)	As of June 30, 2009 portfolio securities with an aggregate value of $861,165 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(n)	At June 30, 2009 portfolio securities with an aggregate value of $167 (in thousands) were valued with reference to securities whose values are more readily available.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Foreign Common Stocks	$ 117,235	$ 861,332	$ -
Preferred Stocks	13,523	-	-
Short-Term Investments	-	36,697	-
Other Financial Instruments#	-	-	-

Total	$ 130,759	$ 898,029	$ -

# On June 30, 2009 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

72 International Equity Portfolio

Emerging Markets Equity Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,293.46	$ 8.53
Hypothetical
(5% return before expenses)	$1,000.00	$1,017.36	$ 7.50

* Expenses are equal to the Portfolio’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Emerging Markets Equity Portfolio 73

Emerging Markets Equity Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Foreign Common Stocks (94.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (9.5%)

*	Desarrolladora Homex SAB de CV, ADR	Mexico	5,230	146
	Dufry South America, Ltd.	Bermuda	25,290	316
	Foschini, Ltd.	South Africa	85,540	558
	Genting Bhd	Malaysia	692,200	1,108
	Grupo Televisa SA, ADR	Mexico	29,710	505
	Hyundai Mobis	South Korea	9,650	841
	Kroton Educacional SA	Brazil	29,600	199
(n)*	Kroton Educacional SA - Rights	Brazil	30,075	9
	Lewis Group, Ltd.	South Africa	83,137	521
	Li & Fung, Ltd.	Hong Kong	492,000	1,306
	PT Astra International Tbk	Indonesia	243,500	567
	Stella International Holdings, Ltd.	China	485,500	783
	Truworths International, Ltd.	South Africa	77,120	370
*	Urbi Desarrollos Urbanos SAB de CV	Mexico	82,250	125

	Total			7,354

	Consumer Staples (7.9%)

	BIM Birlesik Magazalar AS	Turkey	14,431	505
	British American Tobacco PLC	United Kingdom	20,330	562
	Dabur India, Ltd.	India	155,300	413
	First Pacific Co., Ltd.	Hong Kong	1,564,000	899
	Grupo Continental SAB de CV	Mexico	158,760	277
	Hengan International Group Co., Ltd.	Hong Kong	138,000	639
	Kimberly-Clark de Mexico SAB de CV - Class A	Mexico	82,490	315
	KT&G Corp.	South Korea	14,939	844
	Massmart Holdings, Ltd.	South Africa	34,800	362
	Natura Cosmeticos SA	Brazil	20,150	266
	PT Hanjaya Mandala Sampoerna Tbk	Indonesia	361,500	330
	Shoprite Holdings, Ltd.	South Africa	51,395	367
	Tradewinds Malaysia Bhd	Malaysia	461,300	377

	Total			6,156

	Energy (15.5%)

	China Shenhua Energy Co., Ltd.	China	222,000	809
	CNOOC, Ltd.	Hong Kong	1,109,000	1,366
	Gazprom OAO, ADR	Russia	103,160	2,092
	Lukoil OAO, ADR	Russia	32,470	1,451
	Oil & Natural Gas Corp., Ltd.	India	50,518	1,122
	Petroleo Brasileiro SA, ADR	Brazil	80,370	3,294
	PTT Exploration & Production PC, Ltd.	Thailand	112,800	450
*	Reliance Industries, Ltd.	India	30,366	1,284

	Foreign Common Stocks (94.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Tenaris SA, ADR	Luxembourg	8,190	221

	Total			12,089

	Financials (19.3%)

	African Bank Investments, Ltd.	South Africa	106,540	384
	Banco Compartamos SAB de CV	Mexico	59,500	192
	Banco Santander Chile, ADR	Chile	11,330	529
	Bank of China, Ltd.	China	2,594,000	1,229
	BM&F BOVESPA SA	Brazil	58,300	350
*	Bolsa Mexicana de Valores SAB de CV	Mexico	450,500	412
	Brasil Brokers Participacoes SA	Brazil	165,200	238
(n)*	Brasil Brokers Participacoes SA - Rights	Brazil	654	–
	China Construction Bank Corp.	China	2,351,000	1,815
	China Life Insurance Co., Ltd.	China	307,000	1,142
	China Merchants Bank Co., Ltd.	China	55,100	125
	China Overseas Land & Investment, Ltd.	Hong Kong	380,000	874
*	Companhia Brasileira de Meios de Pagamento	Brazil	50,040	430
	Credicorp, Ltd.	Bermuda	3,660	213
	Grupo Financiero Banorte SAB de CV	Mexico	128,800	312
	Hana Financial Group, Inc.	South Korea	36,380	776
	Hang Lung Properties, Ltd.	Hong Kong	235,000	762
	Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	96,800	1,503
*	Housing Development Finance Corp., Ltd.	India	23,008	1,129
	Samsung Fire & Marine Insurance Co., Ltd.	South Korea	5,421	798
	Standard Chartered PLC	United Kingdom	58,250	1,141
*	Turkiye Garanti Bankasi AS	Turkey	246,910	664

	Total			15,018

	Health Care (4.8%)

*	Diagnosticos da America SA	Brazil	18,500	325
*	Genomma Lab Internacional SAB de CV - Class B	Mexico	571,800	512
	OdontoPrev SA	Brazil	24,000	357
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	50,830	2,508

	Total			3,702

	Industrials (1.2%)

	Aveng, Ltd.	South Africa	64,485	293
	BEML, Ltd.	India	2,800	63
	Copa Holdings SA - Class A	Panama	5,910	241

The Accompanying Notes are an Integral Part of the Financial Statements.

74 Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

	Foreign Common Stocks (94.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Empresa Brasileira de Aeronautica SA, ADR	Brazil	5,940	98
	Murray & Roberts Holdings, Ltd.	South Africa	38,461	251

	Total			946

	Information Technology (15.0%)

	Acer, Inc.	Taiwan	432,000	748
*	CSU Cardsystem SA	Brazil	122,170	290
	Hon Hai Precision Industry Co., Ltd.	Taiwan	310,400	955
	HTC Corp.	Taiwan	81,370	1,144
	Infosys Technologies, Ltd., ADR	India	43,940	1,616
	MediaTek, Inc.	Taiwan	66,550	792
	Redecard SA	Brazil	25,200	388
	Samsung Electronics Co., Ltd.	South Korea	6,055	2,804
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	832,120	1,382
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	140,324	1,320
	Totvs SA	Brazil	6,700	229

	Total			11,668

	Materials (11.7%)

	Anhui Conch Cement Co., Ltd.	China	166,000	1,035
	Corporacion Moctezuma SAB de CV	Mexico	208,200	390
	Gold Fields, Ltd.	South Africa	43,250	522
	Grupo Mexico SAB de CV - Series B	Mexico	144,447	158
	Impala Platinum Holdings, Ltd.	South Africa	32,570	721
	LG Chem, Ltd.	South Korea	16,959	1,849
	National Aluminium Co., Ltd.	India	160,735	1,016
	Pretoria Portland Cement Co., Ltd.	South Africa	116,392	439
	Steel Authority Of India, Ltd.	India	423,825	1,355
	Vale SA, ADR	Brazil	90,570	1,597

	Total			9,082

	Telecommunication Services (7.6%)

	America Movil SAB de CV - Series L, ADR	Mexico	36,970	1,432
(n)	AS Eesti Telekom	Estonia	8,260	151
	China Mobile, Ltd.	Hong Kong	40,500	406
	China Unicom (Hong Kong), Ltd., ADR	Hong Kong	52,760	704
	Mobile Telesystems OAO, ADR	Russia	17,810	658
	MTN Group, Ltd.	South Africa	102,830	1,580
	Philippine Long Distance Telephone Co.	Philippines	8,290	412
*	Vimpel-Communications, ADR	Russia	29,060	342
	Vivo Participacoes SA, ADR	Brazil	10,260	194

	Total			5,879

	Foreign Common Stocks (94.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Utilities (1.5%)

	CEZ AS	Czech Republic	13,380	603
	Equatorial Energia SA	Brazil	21,800	175
	Manila Water Co., Inc.	Philippines	1,227,000	369

	Total			1,147

	Total Foreign Common Stocks (Cost: $75,860)			73,041

	Preferred Stocks (4.2%)

	Consumer Staples (1.0%)

	Companhia de Bebidas das Americas, ADR	Brazil	12,040	780

	Total			780

	Financials (1.0%)

	Bancolombia SA, ADR	Colombia	6,240	190
	Itau Unibanco Banco SA, ADR	Brazil	35,613	564

	Total			754

	Industrials (0.4%)

	Duratex SA	Brazil	27,300	302

	Total			302

	Information Technology (0.2%)

	Universo Online SA	Brazil	33,400	124

	Total			124

	Materials (0.5%)
*	Suzano Papel e Celulose SA	Brazil	19,000	147
	Usinas Siderurgicas de Minas Gerais SA - Class A	Brazil	12,100	257

	Total			404

	Utilities (1.1%)

	AES Tiete SA	Brazil	18,000	187
	Eletropaulo Metropolitana SA - Class B	Brazil	40,260	714

	Total			901

	Total Preferred Stocks (Cost: $3,442)			3,265

	Total Investments (98.2%) (Cost: $79,302)(a)			76,306

	Other Assets, Less Liabilities (1.8%)			1,410

	Net Assets (100.0%)			77,716

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio 75

Emerging Markets Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $79,302 and the net unrealized depreciation of investments based on that cost was $2,996 which is comprised of $6,143 aggregate gross unrealized appreciation and $9,139 aggregate gross unrealized depreciation.

Investments Percentage by Country is based on Net Assets:
Brazil	14.8%
Hong Kong	10.9%
India	10.3%
South Korea	10.2%
China	8.9%
South Africa	8.2%
Taiwan	8.2%
Mexico	6.1%
Russia	5.8%
Other	16.6%

Total	100.0%

(l)	As of June 30, 2009 portfolio securities with an aggregate value of $46,109 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(n)	At June 30, 2009 portfolio securities with an aggregate value of $160 (in thousands) were valued with reference to securities whose values are more readily available.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
(Amounts in thousands)
Foreign Common Stocks	$ 26,772	$ 46,269	$ -
Preferred Stocks	3,265	-	-
Short-Term Investments	-	-	-
Other Financial Instruments#	-	-	-

Total	$ 30,037	$ 46,269	$ -

# On June 30, 2009 this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements

76 Emerging Markets Equity Portfolio

Money Market Portfolio

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,005.88	$ 0.25
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$ 0.25

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NOT INSURED OR GUARANTEED

BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT

AGENCY. ALTHOUGH THE MONEY MARKET PORTFOLIO SEEKS TO PRESERVE THE VALUE

OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING

IN THE MONEY MARKET PORTFOLIO.

Money Market Portfolio 77

Money Market Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

Money Market Investments (99.7%)	Shares/ $ Par	Value $ (000’s)

Asset-Backed Securities (1.0%)
Nissan Auto Receivables Owner Trust, Series 2008-C, Class A1, 3.037%, 12/15/09	1,817	1,818
Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A1, 2.358%, 1/20/10	4,424	4,424

Total		6,242

Autos (7.5%)
American Honda Finance Corp., 0.50%, 9/17/09	10,000,000	9,989
American Honda Finance Corp., 0.81%, 8/26/09 144A	5,300,000	5,300
American Honda Finance Corp., 0.83%, 11/20/09 144A	7,800,000	7,773
Toyota Motor Credit Corp., 0.24%, 7/15/09	5,000,000	5,000
Toyota Motor Credit Corp., 0.30%, 8/24/09	19,000,000	18,992

Total		47,054

Cable/Media/Broadcasting/Satellite (1.9%)
Verizon Communications, Inc., 0.30%, 7/16/09	12,000,000	11,998

Total		11,998

Commercial Banks Non-US (6.7%)
Bank of Scotland PLC, 0.34%, 10/9/09 144A	3,400,000	3,400
Barclays Bank PLC, 0.70%, 7/29/09	14,000,000	14,000
Rabobank USA Financial Corp., 0.30%, 9/3/09	12,000,000	11,994
Rabobank USA Financial Corp., 0.61%, 7/9/09	7,000,000	6,999
Rabobank USA Financial Corp., 0.64%, 7/1/09	6,000,000	6,000

Total		42,393

Commercial Banks US (1.8%)
Wells Fargo & Co., 0.05%, 7/1/09	11,500,000	11,500

Total		11,500

Federal Government & Agencies (1.0%)
Federal Home Loan Bank, 1.05%, 2/17/10	6,000,000	6,000

Total		6,000

Finance Lessors (7.1%)
Gemini Securitization Corp. LLC, 0.37%, 9/10/09	4,600,000	4,597

Money Market Investments (99.7%)	Shares/ $ Par	Value $ (000’s)

Finance Lessors continued
Gemini Securitization Corp. LLC, 0.55%, 7/15/09	16,200,000	16,196
Kitty Hawk Funding Corp., 0.28%, 7/27/09	10,000,000	9,998
Kitty Hawk Funding Corp., 0.34%, 8/26/09	4,516,000	4,514
Kitty Hawk Funding Corp., 0.36%, 9/14/09	9,400,000	9,393

Total		44,698

Finance Services (15.8%)
Alpine Securitization, 0.28%, 7/17/09	5,500,000	5,499
Alpine Securitization, 0.35%, 9/8/09	18,500,000	18,488
Barton Capital LLC, 0.30%, 7/13/09	15,000,000	14,999
Barton Capital LLC, 0.31%, 9/1/09	10,000,000	9,995
Ciesco LLC, 0.30%, 7/14/09	6,600,000	6,599
Ciesco LLC, 0.40%, 9/15/09	9,000,000	8,992
Ciesco LLC, 0.90%, 7/6/09	8,400,000	8,399
Liberty Street Funding LLC, 0.35%, 7/2/09	10,000,000	10,000
Liberty Street Funding LLC, 0.35%, 7/7/09	11,300,000	11,299
Liberty Street Funding LLC, 0.42%, 8/4/09	5,700,000	5,698

Total		99,968

Government (17.2%)
US Treasury Bill, 0.44%, 9/24/09	15,000,000	14,984
US Treasury Bill, 0.61%, 11/19/09	15,000,000	14,963
US Treasury N/B, 3.25%, 12/31/09	20,000,000	20,296
US Treasury N/B, 4.875%, 8/15/09	17,000,000	17,072
US Treasury N/B, 6.00%, 8/15/09	40,700,000	40,937

Total		108,252

Miscellaneous Business Credit Institutions (7.1%)
General Electric Co., 0.30%, 9/21/09	24,000,000	23,983
Park Avenue Receivables Corp., 0.30%, 7/6/09	8,000,000	8,000
Park Avenue Receivables Corp., 0.30%, 7/10/09	13,000,000	12,999

Total		44,982

	Money Market Investments (99.7%)	Shares/ $ Par	Value $ (000’s)

	Other Holdings (–%)
	Northwestern Mutual Life Insurance Co. Capital Support Agreement, 0.00%, 7/19/09	7,010,000	–

	Total		–

	Personal Credit Institutions (17.0%)
(q)	Associates Corp. of North America, 8.55%, 7/15/09	7,010,000	7,012
	Bryant Park Funding LLC, 0.30%, 7/21/09	5,500,000	5,499
	Bryant Park Funding LLC, 0.32%, 8/19/09	5,000,000	4,998
	Bryant Park Funding LLC, 0.35%, 8/14/09	5,500,000	5,498
	Bryant Park Funding LLC, 0.38%, 8/12/09	8,000,000	7,996
	HSBC Finance Corp., 0.40%, 7/27/09	5,400,000	5,398
	HSBC Finance Corp., 0.45%, 7/8/09	9,700,000	9,699
	HSBC Finance Corp., 0.45%, 7/15/09	9,500,000	9,498
	Old Line Funding LLC, 0.35%, 9/2/09	5,000,000	4,997
	Old Line Funding LLC, 0.40%, 7/8/09	6,000,000	6,000
	Old Line Funding LLC, 0.40%, 7/9/09	5,000,000	5,000
	Old Line Funding LLC, 0.40%, 8/6/09	9,000,000	8,996
	Thunder Bay Funding LLC, 0.32%, 7/1/09	10,000,000	10,000
	Thunder Bay Funding LLC, 0.35%, 9/10/09	10,000,000	9,993
	Thunder Bay Funding LLC, 0.42%, 8/5/09	7,000,000	6,997

	Total		107,581

	Money Market Business Credit (15.6%)
	Atlantic Asset Securitization LLC, 0.35%, 9/2/09	10,000,000	9,994
	Atlantic Asset Securitization LLC, 0.45%, 7/2/09	5,000,000	5,000
	Atlantic Asset Securitization LLC, 0.50%, 7/1/09	9,800,000	9,800
	Falcon Asset Securitization Co. LLC, 0.30%, 8/25/09	7,000,000	6,997
	Falcon Asset Securitization Co. LLC, 0.32%, 7/10/09	10,000,000	9,999

The Accompanying Notes are an Integral Part of the Financial Statements.

78 Money Market Portfolio

Money Market Portfolio

Money Market Investments (99.7%)	Shares/ $ Par	Value $ (000’s)
Short Term Business Credit continued
Falcon Asset Securitization Co. LLC, 0.37%, 8/10/09	7,000,000	6,997
Ranger Funding Co. LLC, 0.32%, 7/6/09	11,700,000	11,700
Ranger Funding Co. LLC, 0.34%, 9/2/09	13,300,000	13,292
Sheffield Receivables Corp., 0.30%, 8/13/09	8,600,000	8,597
Sheffield Receivables Corp., 0.30%, 8/20/09	7,400,000	7,397
Sheffield Receivables Corp., 0.48%, 7/7/09	9,000,000	8,999

Total		98,772

Total Money Market 2Investments (Cost: $629,450)		629,440

Total Investments (99.7%) (Cost: $629,450)		629,440

Other Assets, Less Liabilities (0.3%)		1,721

Net Assets (100.0%)		631,161

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009 the value of these securities (in thousands) was $16,473 representing 2.61% of the net assets.

(q)	Security covered by Capital Support Agreement.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
US Government & Agency Investments	$ -	$ 114,253	$ -
Corporate Bonds	-	37,485	-
Structured Products	-	6,241	-
Commercial Paper	-	459,961	-
Other Financial Instruments#	-	-	-

Total	$ -	$ 629,440	$ -

# On June 30, 2009, this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Portfolio 79

Short-Term Bond Portfolio

Sector Allocation	6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 30% of the Portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the Portfolio’s existing bonds drops, which could negatively affect overall fund performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,046.56	$ 2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$ 2.01

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

80 Short-Term Bond Portfolio

Short-Term Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

Corporate Bonds (34.0%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (1.1%)

BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	250,000	251
General Dynamics Corp., 1.80%, 7/15/11	105,000	105
L-3 Communications Corp., 7.625%, 6/15/12	250,000	251
Northrop Grumman Systems Corp., 7.125%, 2/15/11	250,000	268

Total		875

Auto Manufacturing (0.6%)

Daimler Finance North America LLC, 5.75%, 9/8/11	250,000	255
Daimler Finance North America LLC, 7.20%, 9/1/09	250,000	251

Total		506

Banking (18.0%)

American Express Bank FSB, 3.15%, 12/9/11	1,000,000	1,036
Bank of America Corp., 3.125%, 6/15/12	1,000,000	1,031
Bank of America Corp., 4.50%, 8/1/10	250,000	251
Bank of Scotland PLC, 5.625%, 7/20/09 144A	250,000	250
Barclays Bank PLC, 7.40%, 12/15/09	390,000	397
Citigroup, Inc., 6.50%, 8/19/13	200,000	194
Commonwealth Bank of Australia, 2.50%, 12/10/12 144A	1,000,000	1,004
Countrywide Home Loans, Inc., 4.125%, 9/15/09	270,000	271
Credit Suisse USA, Inc., 5.50%, 8/16/11	225,000	238
The Goldman Sachs Group, Inc., 3.25%, 6/15/12	1,000,000	1,035
HSBC USA, Inc., 3.125%, 12/16/11	1,000,000	1,035
JPMorgan Chase & Co., 4.75%, 5/1/13	250,000	253
KeyBank NA, 3.20%, 6/15/12	1,000,000	1,034
Merrill Lynch & Co., Inc., 4.25%, 2/8/10	35,000	35
Merrill Lynch & Co., Inc., 4.79%, 8/4/10	215,000	216

Corporate Bonds (34.0%)	Shares/ $ Par	Value $ (000’s)

Banking continued

Morgan Stanley, 6.00%, 5/13/14	150,000	152
PNC Funding Corp., 2.30%, 6/22/12	1,000,000	1,008
Regions Bank, 3.25%, 12/9/11	1,000,000	1,038
The Royal Bank of Scotland PLC, 2.625%, 5/11/12 144A	1,200,000	1,209
State Street Corp., 4.30%, 5/30/14	150,000	148
SunTrust Bank, 3.00%, 11/16/11	640,000	660
Swedbank AB, 2.90%, 1/14/13 144A	2,000,000	2,002
U.S. Bancorp, 4.50%, 7/29/10	250,000	255
Wells Fargo Bank NA, 7.55%, 6/21/10	268,000	281

Total		15,033

Cable/Media/Broadcasting/Satellite (0.6%)

Comcast Corp., 5.45%, 11/15/10	250,000	260
Viacom, Inc., 5.75%, 4/30/11	250,000	256

Total		516

Consumer Products (0.2%)

Colgate-Palmolive Co., 4.20%, 5/15/13	125,000	130

Total		130

Electric Utilities (2.5%)

Consolidated Edison Co. of New York, Inc., 3.85%, 6/15/13	250,000	251
The Detroit Edison Co., 6.125%, 10/1/10	250,000	259
Duke Energy Carolinas LLC, 4.50%, 4/1/10	250,000	253
Florida Power Corp., 4.50%, 6/1/10	250,000	256
Nevada Power Co., 6.50%, 4/15/12	250,000	261
PacifiCorp, 5.45%, 9/15/13	250,000	266
PPL Electric Utilities Corp., 6.25%, 8/15/09	250,000	251
Virginia Electric and Power Co., 4.50%, 12/15/10	250,000	256

Total		2,053

Corporate Bonds (34.0%)	Shares/ $ Par	Value $ (000’s)

Electronics (0.5%)

Hewlett-Packard Co., 2.95%, 8/15/12	75,000	75
IBM International Group Capital LLC, 5.05%, 10/22/12	325,000	348

Total		423

Food Processors (0.3%)

Kraft Foods, Inc., 5.625%, 11/1/11	155,000	165
Kraft Foods, Inc., 6.25%, 6/1/12	95,000	102

Total		267

Gas Pipelines (0.6%)

Enterprise Products Operating LLC, 4.625%, 10/15/09	250,000	251
Kinder Morgan Energy Partners LP, 6.75%, 3/15/11	250,000	262

Total		513

Health Care/Pharmaceuticals (0.3%)

Express Scripts, Inc., 5.25%, 6/15/12	250,000	258

Total		258

Independent Finance (1.7%)

General Electric Capital Corp., 3.00%, 12/9/11	1,000,000	1,032
General Electric Capital Corp., 5.25%, 10/19/12	25,000	26
General Motors Acceptance Corp. LLC, 7.50%, 12/31/13 144A	10,000	8
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	100,000	97
General Motors Acceptance Corp. LLC, 8.00%, 12/31/18 144A	12,000	8
International Lease Finance Corp., 5.45%, 3/24/11	250,000	209

Total		1,380

Industrials - Other (0.3%)

D.R. Horton, Inc., 7.875%, 8/15/11	250,000	253

Total		253

Oil and Gas (1.2%)

Anadarko Finance Co., 6.75%, 5/1/11	250,000	260

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio 81

Short-Term Bond Portfolio

Corporate Bonds (34.0%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
Burlington Resources Finance Co., 6.40%, 8/15/11	250,000	270
Devon Financing Corp. ULC, 6.875%, 9/30/11	250,000	272
Tesoro Corp., 6.25%, 11/1/12	250,000	237

Total		1,039

Other Finance (1.7%)

Capmark Financial Group, Inc., 7.875%, 5/10/12	100,000	26
John Deere Capital Corp., 2.875%, 6/19/12	1,000,000	1,024
Pooled Funding Trust I, 2.74%, 2/15/12 144A	370,000	377

Total		1,427

Railroads (0.5%)

Canadian National Railway Co., 4.25%, 8/1/09	198,000	198
Norfolk Southern Corp., 6.75%, 2/15/11	237,000	250

Total		448

Real Estate Investment Trusts (0.6%)

Duke Realty LP, 5.625%, 8/15/11	250,000	239
Simon Property Group LP, 5.375%, 6/1/11	250,000	251

Total		490

Retail Food and Drug (0.6%)

CVS/Caremark Corp., 4.00%, 9/15/09	250,000	251
Safeway, Inc., 7.50%, 9/15/09	250,000	253

Total		504

Retail Stores (0.9%)
The Home Depot, Inc., 4.625%, 8/15/10	250,000	255
J.C. Penney Corp., 8.00%, 3/1/10	250,000	253
Staples, Inc., 7.75%, 4/1/11	250,000	264

Total		772

Telecommunications (1.5%)

AT&T, Inc., 4.125%, 9/15/09	293,000	295
Deutsche Telekom International Finance BV, 8.00%, 6/15/10	250,000	263
Rogers Communications, Inc., 9.625%, 5/1/11	200,000	218
Sprint Capital Corp., 7.625%, 1/30/11	250,000	247

Corporate Bonds (34.0%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Verizon Wireless Capital LLC, 3.75%, 5/20/11 144A	250,000	255

Total		1,278

Vehicle Parts (0.3%)

Johnson Controls, Inc., 5.25%, 1/15/11	250,000	253

Total		253

Total Corporate Bonds (Cost: $28,013)		28,418

Governments (23.9%)

Governments (23.9%)

Federal National Mortgage Association, 3.875%, 7/12/13	5,000,000	5,263
US Treasury, 0.875%, 1/31/11	855,000	855
US Treasury, 0.875%, 5/31/11	4,200,000	4,185
US Treasury, 1.75%, 1/31/14	3,240,000	3,149
US Treasury, 1.875%, 6/15/12	2,000,000	2,015
US Treasury, 2.00%, 2/28/10	1,290,000	1,303
US Treasury, 2.25%, 5/31/14	1,000,000	987
US Treasury Inflation Index Bond, 0.875%, 4/15/10	2,251,020	2,251

Total Governments (Cost: $19,756)		20,008

Structured Products (37.5%)

Structured Products (37.5%)

Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3, 4.128%, 7/10/42	2,421,070	2,415
Capital One Multi-Asset Execution Trust, Series 2007-A6, Class A6, 0.389%, 5/15/13	875,000	866
Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4, 4.94%, 7/15/12	938,019	956
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.458%, 1/25/36	656,237	460
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	458,015	480

Structured Products (37.5%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	3,187,053	3,338
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	500,000	533
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	628,462	677
Federal National Mortgage Association, 5.00%, 5/1/20	1,387,537	1,446
Federal National Mortgage Association, 6.00%, 8/1/22	1,416,286	1,501
Federal National Mortgage Association, 6.50%, 8/1/37	1,972,134	2,103
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.187%, 12/15/31 144A	1,000,000	980
John Deere Owner Trust, Series 2008-A, Class A4, 4.89%, 3/16/15	1,000,000	984
John Deere Owner Trust, Series 2007-A, Class A3, 5.04%, 7/15/11	311,910	314
John Deere Owner Trust, Series 2007-A, Class A4, 5.07%, 4/15/14	1,500,000	1,533
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A2, 4.064%, 9/15/27	143,084	142
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A2, 4.201%, 12/15/29	976,455	972
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	1,500,000	1,543
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	180,000	156
MBNA Master Credit Card Trust, Series 2000- E, Class A, 7.80%, 10/15/12	700,000	736
Morgan Stanley Dean Witter Capital I, Inc., Series 2000-LIF2, Class A2, 7.20%, 10/15/33	175,000	177
Nissan Auto Receivables Owner Trust, Series 2005-C, Class A4, 4.31%, 3/15/11	269,366	271

The Accompanying Notes are an Integral Part of the Financial Statements.

82 Short-Term Bond Portfolio

Short-Term Bond Portfolio

	Structured Products (37.5%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Nissan Auto Receivables Owner Trust, Series 2006-A, Class A4, 4.77%, 7/15/11	626,010	634
	Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	963,000	970
	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.434%, 9/25/46	934,536	857
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.439%, 6/25/37	725,828	646
	USAA Auto Owner Trust, Series 2008-2, Class A4, 5.16%, 11/15/13	1,000,000	1,047
	Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	1,000,000	1,032
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	655,071	637
	Washington Mutual Commercial Mortgage Securities Trust, Series 2005-C1A, Class A2, 5.15%, 5/25/36 144A	2,282,472	2,251
	World Financial Properties, 6.91%, 9/1/13 144A	807,535	728

	Total Structured Products (Cost: $31,200)		31,385

	Short-Term Investments (4.1%)

	Finance Lessors (1.2%)

(b)	Kitty Hawk Funding Corp., 0.30%, 7/22/09	1,000,000	1,000

	Total		1,000

	Finance Services (1.7%)

(b)	Ciesco LLC, 0.30%, 7/24/09	1,000,000	1,000
(b)	Liberty Street Funding LLC, 0.29%, 7/15/09	400,000	400

	Total		1,400

	Miscellaneous Business Credit Institutions (0.6%)

(b)	Park Avenue Receivables Corp., 0.28%, 7/8/09	500,000	500

	Total		500

Short-Term Investments (4.1%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas (0.6%)
Devon Energy Corp., 0.35%, 7/1/09	500,000	500

Total		500

Total Short-Term Investments (Cost: $3,400)		3,400

Total Investments (99.5%) (Cost: $82,369)(a)		83,211

Other Assets, Less Liabilities (0.5%)		441

Net Assets (100.0%)		83,652

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio 83

Short-Term Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009 the value of these securities (in thousands) was $12,629 representing 15.10% of the net assets.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $82,369 and the net unrealized appreciation of investments based on that cost was $842 which is comprised of $1,557 aggregate gross unrealized appreciation and $715 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)

US Two Year Treasury Note (Long) (Total Notional Value at June 30, 2009, $2,796)	13	9/09	$15

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
US Government & Agency Bonds	$-	$20,008	$-
Corporate Bonds	-	28,418	-
Structured Products	-	31,385	-
Short-Term Investments	-	3,400	-
Other Financial Instruments^	15	-	-
Total	$15	$83,211	$-

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

84 Short-Term Bond Portfolio

Select Bond Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 30% of the Portfolio is invested in foreign securities, and no more than 20% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the Portfolio’s existing bonds drops, which could negatively affect overall fund performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,048.01	$ 1.52
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$ 1.51

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Select Bond Portfolio 85

Select Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Aerospace/Defense (0.7%)

BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A	705,000	701
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A	170,000	174
General Dynamics Corp., 1.80%, 7/15/11	415,000	414
General Dynamics Corp., 4.25%, 5/15/13	890,000	909
L-3 Communications Corp., 6.375%, 10/15/15	3,050,000	2,768
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,056
Lockheed Martin Corp., 6.15%, 9/1/36	735,000	784
Lockheed Martin Corp., 7.65%, 5/1/16	500,000	586

Total		7,392

Auto Manufacturing (0.0%)

Daimler Finance North America LLC, 8.50%, 1/18/31	240,000	252

Total		252

Banking (6.6%)

BA Covered Bond Issuer, 5.50%, 6/14/12 144A	2,505,000	2,464
Bank of America Corp., 5.42%, 3/15/17	925,000	768
Bank of America Corp., 5.75%, 12/1/17	475,000	423
Bank of America Corp., 8.125%, 12/29/49	2,210,000	1,846
The Bank of New York Mellon Corp., 5.125%, 8/27/13	210,000	221
Bank One Corp., 5.25%, 1/30/13	2,835,000	2,861
Barclays Bank PLC, 6.05%, 12/4/17 144A	255,000	221
Barclays Bank PLC, 6.75%, 5/22/19	1,175,000	1,165
Barclays Bank PLC, 7.70%, 4/26/49 144A	300,000	249
BB&T Corp., 5.70%, 4/30/14	1,000,000	1,021
BNP Paribas, 7.195%, 6/29/49 144A	200,000	146
Citigroup Capital XXI, 8.30%, 12/21/57	555,000	433
Citigroup, Inc., 5.125%, 5/5/14	1,645,000	1,498
Citigroup, Inc., 6.125%, 11/21/17	1,315,000	1,153

	Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Citigroup, Inc., 6.125%, 5/15/18	1,095,000	958
	Countrywide Financial Corp., 5.80%, 6/7/12	575,000	579
	Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,045,000	1,031
	Countrywide Home Loans, Inc., 4.125%, 9/15/09	210,000	211
	Credit Agricole SA/London, 6.637%, 5/31/49 144A	220,000	129
	Credit Suisse Guernsey, Ltd., 5.86%, 5/29/49	85,000	55
	Credit Suisse/New York NY, 5.50%, 5/1/14	1,515,000	1,574
	Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/49 144A	815,000	530
	Fifth Third Bancorp, 8.25%, 3/1/38	500,000	383
	The Goldman Sachs Group, Inc., 5.75%, 10/1/16	390,000	382
	The Goldman Sachs Group, Inc., 5.95%, 1/18/18	45,000	44
	The Goldman Sachs Group, Inc., 6.00%, 5/1/14	4,030,000	4,206
	The Goldman Sachs Group, Inc., 7.50%, 2/15/19	140,000	150
	HSBC Holdings PLC, 6.80%, 6/1/38	910,000	915
	HSBC USA, Inc., 3.125%, 12/16/11	2,650,000	2,743
	JPMorgan Chase & Co., 4.65%, 6/1/14	3,000,000	2,992
	JPMorgan Chase & Co., 6.30%, 4/23/19	945,000	950
	JPMorgan Chase & Co., 7.90%, 4/30/49	1,350,000	1,181
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	385,000	57
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	480,000	77
	M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	1,770,000	1,561
	Mellon Bank NA, 5.45%, 4/1/16	940,000	937
	Merrill Lynch & Co., 6.22%, 9/15/26	240,000	197
	Merrill Lynch & Co., 6.40%, 8/28/17	3,110,000	2,753

	Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
	Morgan Stanley, 2.00%, 9/22/11	2,650,000	2,683
	Morgan Stanley, 5.375%, 10/15/15	800,000	784
	Morgan Stanley, 6.25%, 8/9/26	640,000	596
	Morgan Stanley, 7.30%, 5/13/19	920,000	954
	The Northern Trust Co., 5.85%, 11/9/17	250,000	260
	Northern Trust Corp., 4.625%, 5/1/14	580,000	596
	The Royal Bank of Scotland PLC, 2.625%, 5/11/12 144A	5,575,000	5,615
	State Street Bank and Trust Co., 5.30%, 1/15/16	1,385,000	1,323
	SunTrust Bank, 3.00%, 11/16/11	2,650,000	2,734
	Swedbank AB, 2.90%, 1/14/13 144A	11,000,000	11,011
	U.S. Bancorp, 4.20%, 5/15/14	565,000	571
	UBS AG/Stamford Branch, 5.75%, 4/25/18	1,525,000	1,389
	UBS Preferred Funding Trust V, 6.243%, 5/29/49	170,000	100
	UnionBanCal Corp., 5.25%, 12/16/13	565,000	522
	Wachovia Corp., 5.35%, 3/15/11	950,000	987
(m)(d)	Washington Mutual Bank, 6.75%, 5/20/36	520,000	0
(m)(d)	Washington Mutual Bank, 6.875%, 6/15/11	505,000	0
	Wells Fargo Capital XIII, 7.70%, 12/29/49	2,525,000	2,096
	Zions Bancorporation, 5.50%, 11/16/15	1,520,000	1,094

	Total		72,379

	Beverage/Bottling (1.4%)

	Anheuser-Busch Companies, Inc., 4.50%, 4/1/18	40,000	36
	Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	200,000	164
	Anheuser-Busch Companies, Inc., 9.00%, 12/1/09	3,025,000	3,100
	Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	1,260,000	1,403

The Accompanying Notes are an Integral Part of the Financial Statements.

86 Select Bond Portfolio

Select Bond Portfolio

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
Bottling Group LLC, 4.625%, 11/15/12	380,000	404
Bottling Group LLC, 5.125%, 1/15/19	430,000	438
Bottling Group LLC, 5.50%, 4/1/16	2,815,000	2,991
Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,092
Diageo Capital PLC, 4.375%, 5/3/10	420,000	426
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18	645,000	682
Dr Pepper Snapple Group, Inc., 7.45%, 5/1/38	510,000	541
PepsiCo, Inc., 3.75%, 3/1/14	120,000	122
PepsiCo, Inc., 4.65%, 2/15/13	265,000	278
PepsiCo, Inc., 5.00%, 6/1/18	305,000	314
PepsiCo, Inc., 7.90%, 11/1/18	345,000	420
SABMiller PLC, 6.20%, 7/1/11 144A	2,965,000	3,127

Total		15,538

Building Products (0.1%)

CRH America, Inc., 6.00%, 9/30/16	575,000	512
CRH America, Inc., 8.125%, 7/15/18	385,000	370

Total		882

Cable/Media/Broadcasting/Satellite (1.1%)

CBS Corp., 6.625%, 5/15/11	125,000	126
Comcast Corp., 4.95%, 6/15/16	745,000	731
Comcast Corp., 5.875%, 2/15/18	800,000	811
Comcast Corp., 5.90%, 3/15/16	750,000	776
Comcast Corp., 6.40%, 5/15/38	555,000	543
Comcast Corp., 6.50%, 11/15/35	175,000	177
Cox Communications, Inc., 4.625%, 1/15/10	565,000	567
Historic TW, Inc., 6.625%, 5/15/29	430,000	389
Historic TW, Inc., 6.875%, 6/15/18	180,000	182
Rogers Cable, Inc., 5.50%, 3/15/14	1,400,000	1,452
Rogers Cable, Inc., 6.25%, 6/15/13	155,000	164
TCI Communications, Inc., 8.75%, 8/1/15	735,000	838
Time Warner Cable, Inc., 5.40%, 7/2/12	530,000	548

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Cable/Media/Broadcasting/Satellite continued
Time Warner Cable, Inc., 6.55%, 5/1/37	900,000	863
Time Warner Cable, Inc., 6.75%, 7/1/18	200,000	208
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	761
Time Warner Entertainment Co. LP, 8.875%, 10/1/12	1,500,000	1,611
Time Warner, Inc., 5.50%, 11/15/11	1,000,000	1,033
Viacom, Inc., 5.75%, 4/30/11	765,000	783

Total		12,563

Conglomerate/Diversified Manufacturing (0.5%)

The Dow Chemical Co., 5.70%, 5/15/18	45,000	40
The Dow Chemical Co., 7.60%, 5/15/14	770,000	793
General Electric Co., 5.00%, 2/1/13	1,900,000	1,977
Honeywell International, Inc., 5.30%, 3/1/18	1,000,000	1,044
Monsanto Co., 5.125%, 4/15/18	130,000	135
United Technologies Corp., 4.875%, 5/1/15	250,000	266
United Technologies Corp., 6.35%, 3/1/11	770,000	824

Total		5,079

Consumer Products (0.4%)

The Clorox Co., 4.20%, 1/15/10	1,750,000	1,775
The Clorox Co., 5.00%, 3/1/13	1,000,000	1,039
Colgate-Palmolive Co., 4.20%, 5/15/13	700,000	726
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	466

Total		4,006

Electric Utilities (3.9%)

AEP Texas Central Co., 6.65%, 2/15/33	575,000	557
Ameren Corp., 8.875%, 5/15/14	350,000	361
American Electric Power Co., 5.25%, 6/1/15	1,000,000	981
Arizona Public Service Co., 8.75%, 3/1/19	25,000	27
Bruce Mansfield Unit, 6.85%, 6/1/34	411,000	362
Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	337
Carolina Power & Light, Inc., 6.50%, 7/15/12	255,000	278

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	200,000	203
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	210,000	213
CenterPoint Energy, Inc., 6.50%, 5/1/18	375,000	335
CMS Energy Corp., 6.875%, 12/15/15	970,000	922
Commonwealth Edison Co., 5.875%, 2/1/33	100,000	96
Connecticut Light and Power Co., 5.65%, 5/1/18	160,000	169
Consolidated Edison Co. of New York, Inc., 5.375%, 12/15/15	485,000	505
Consolidated Natural Gas Co., 5.00%, 12/1/14	1,340,000	1,371
Consumers Energy Co., 5.15%, 2/15/17	1,000,000	983
The Detroit Edison Co., 5.45%, 2/15/35	105,000	97
Dominion Resources, Inc., 6.00%, 11/30/17	40,000	41
Dominion Resources, Inc., 6.40%, 6/15/18	175,000	185
DTE Energy Co., 6.375%, 4/15/33	195,000	146
DTE Energy Co., 7.05%, 6/1/11	1,590,000	1,664
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	640,000	542
Entergy Louisiana LLC, 6.50%, 9/1/18	385,000	392
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	582
Exelon Generation Co. LLC, 6.20%, 10/1/17	955,000	951
Florida Power Corp., 4.80%, 3/1/13	100,000	104
Florida Power Corp., 6.40%, 6/15/38	365,000	406
Indiana Michigan Power Co., 5.05%, 11/15/14	1,560,000	1,577
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	536,099	494
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	975,000	777
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	195,000	188
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	544
Nevada Power Co., 5.875%, 1/15/15	1,495,000	1,531
Nevada Power Co., 5.95%, 3/15/16	165,000	167

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio 87

Select Bond Portfolio

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Nevada Power Co., 6.50%, 4/15/12	750,000	783
Nevada Power Co., 6.50%, 5/15/18	1,155,000	1,180
Ohio Edison Co., 6.40%, 7/15/16	1,000,000	1,021
Ohio Edison Co., 6.875%, 7/15/36	130,000	131
Oncor Electric Delivery Co., 6.80%, 9/1/18	125,000	134
Oncor Electric Delivery Co., 7.00%, 9/1/22	180,000	190
PacifiCorp, 5.45%, 9/15/13	3,000,000	3,189
Potomac Electric Power Co., 6.50%, 11/15/37	170,000	178
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,800,000	1,815
PPL Electric Utilities Corp., 6.25%, 8/15/09	145,000	146
PPL Energy Supply LLC, 6.50%, 5/1/18	330,000	335
Progress Energy, Inc., 6.85%, 4/15/12	710,000	769
Public Service Co. of Colorado, 6.50%, 8/1/38	1,800,000	2,042
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	1,034
Puget Sound Energy, Inc., 6.274%, 3/15/37	765,000	701
San Diego Gas & Electric Co., 5.30%, 11/15/15	215,000	223
San Diego Gas & Electric Co., 6.125%, 9/15/37	170,000	183
SCANA Corp., 6.25%, 4/1/20	500,000	525
Sempra Energy, 6.50%, 6/1/16	350,000	365
Sierra Pacific Power Co., 6.75%, 7/1/37	400,000	412
South Carolina Electric & Gas Co., 6.05%, 1/15/38	265,000	285
Southern California Edison Co., 5.00%, 1/15/16	1,005,000	1,029
Southern California Edison Co., 5.625%, 2/1/36	70,000	71
Southern Co., 4.15%, 5/15/14	160,000	161
Tampa Electric Co., 6.10%, 5/15/18	2,370,000	2,399
Tampa Electric Co., 6.15%, 5/15/37	320,000	294
Tampa Electric Co., 6.55%, 5/15/36	385,000	373
The Toledo Edison Co., 6.15%, 5/15/37	910,000	857
Union Electric Co., 6.40%, 6/15/17	140,000	144

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Union Electric Co., 6.70%, 2/1/19	195,000	204
Virginia Electric and Power Co., 5.25%, 12/15/15	3,040,000	3,120
Virginia Electric and Power Co., 5.40%, 1/15/16	300,000	313
Westar Energy, Inc., 8.625%, 12/1/18	125,000	143

Total		42,837

Electronics (0.2%)

Cisco Systems, Inc., 5.90%, 2/15/39	560,000	552
Hewlett-Packard Co., 2.95%, 8/15/12	550,000	554
International Business Machines Corp., 8.00%, 10/15/38	700,000	906

Total		2,012

Food Processors (1.0%)

ConAgra Foods, Inc., 5.875%, 4/15/14	450,000	477
ConAgra Foods, Inc., 7.00%, 4/15/19	450,000	493
General Mills, Inc., 5.25%, 8/15/13	190,000	201
General Mills, Inc., 5.65%, 2/15/19	325,000	340
General Mills, Inc., 5.70%, 2/15/17	890,000	937
H.J. Heinz Co., 5.35%, 7/15/13	1,425,000	1,490
Kellogg Co., 4.45%, 5/30/16	540,000	540
Kellogg Co., 6.60%, 4/1/11	3,610,000	3,868
Kraft Foods, Inc., 6.50%, 8/11/17	1,305,000	1,374
Kraft Foods, Inc., 6.875%, 1/26/39	440,000	466
Smithfield Foods, Inc., 7.75%, 5/15/13	835,000	685

Total		10,871

Gaming/Lodging/Leisure (0.2%)

Harrah’s Operating Co., Inc., 10.00%, 12/15/18 144A	210,000	121
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	2,405,000	2,068

Total		2,189

Gas Pipelines (0.4%)

CenterPoint Energy Resources Corp., 6.125%, 11/1/17	120,000	111

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines continued
El Paso Corp., 7.00%, 6/15/17	420,000	382
El Paso Natural Gas Co., 5.95%, 4/15/17	160,000	154
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	200,000	183
Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11	1,765,000	1,730
Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	325,000	343
Southern Natural Gas Co., 5.90%, 4/1/17 144A	175,000	169
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	170,000	178
TransCanada Pipelines, Ltd., 5.85%, 3/15/36	470,000	454
TransCanada PipeLines, Ltd., 7.25%, 8/15/38	785,000	893
The Williams Companies, Inc., 8.75%, 1/15/20 144A	320,000	334

Total		4,931

Health Care/Pharmaceuticals (1.2%)

Abbott Laboratories, 6.15%, 11/30/37	335,000	365
AstraZeneca PLC, 5.90%, 9/15/17	500,000	535
Bristol-Myers Squibb Co., 5.875%, 11/15/36	145,000	149
Bristol-Myers Squibb Co., 6.125%, 5/1/38	465,000	502
Eli Lilly and Co., 5.55%, 3/15/37	735,000	743
Express Scripts, Inc., 6.25%, 6/15/14	930,000	984
Express Scripts, Inc., 7.25%, 6/15/19	200,000	221
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	425,000	462
Johnson & Johnson, 5.55%, 8/15/17	1,000,000	1,087
Johnson & Johnson, 5.95%, 8/15/37	735,000	792
Merck & Co., 4.75%, 3/1/15	500,000	522
Merck & Co., 5.75%, 11/15/36	450,000	449
Merck & Co., 6.40%, 3/1/28	125,000	136
Novartis Securities Investment, Ltd., 5.125%, 2/10/19	715,000	731
Pfizer, Inc., 5.35%, 3/15/15	500,000	537
Pfizer, Inc., 6.20%, 3/15/19	465,000	509
Schering-Plough Corp., 6.00%, 9/15/17	1,000,000	1,065

The Accompanying Notes are an Integral Part of the Financial Statements.

88 Select Bond Portfolio

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Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Health Care/Pharmaceuticals continued
Wyeth, 5.50%, 3/15/13	2,040,000	2,181
Wyeth, 5.50%, 2/15/16	35,000	37
Wyeth, 5.95%, 4/1/37	835,000	864

Total		12,871

Independent Finance (0.9%)

American General Finance Corp., 5.40%, 12/1/15	295,000	159
American General Finance Corp., 6.90%, 12/15/17	1,455,000	788
General Electric Capital Corp., 5.625%, 5/1/18	3,635,000	3,438
General Electric Capital Corp., 5.875%, 1/14/38	180,000	142
General Motors Acceptance Corp. LLC, 6.00%, 12/15/11 144A	978,000	836
General Motors Acceptance Corp. LLC, 7.50%, 12/31/13 144A	179,000	139
General Motors Acceptance Corp. LLC, 8.00%, 12/31/18 144A	214,000	136
HSBC Finance Corp., 4.125%, 11/16/09	2,330,000	2,343
International Lease Finance Corp., 4.75%, 1/13/12	1,485,000	1,170
Wells Fargo & Co., 7.98%, 2/28/49	250,000	207

Total		9,358

Industrials - Other (0.1%)

Centex Corp., 7.875%, 2/1/11	245,000	246
D.R. Horton, Inc., 5.375%, 6/15/12	385,000	358
D.R. Horton, Inc., 7.875%, 8/15/11	110,000	111

Total		715

Information/Data Technology (0.2%)

Fiserv, Inc., 6.125%, 11/20/12	765,000	794
Fiserv, Inc., 6.80%, 11/20/17	765,000	774
Seagate Technology HDD Holdings, 6.80%, 10/1/16	510,000	437

Total		2,005

Life Insurance (0.0%)

Prudential Financial, Inc., 5.70%, 12/14/36	145,000	109

Total		109

Machinery (0.1%)

Case Corp., 7.25%, 1/15/16	1,775,000	1,600

Total		1,600

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Metals/Mining (0.2%)

ArcelorMittal, 9.85%, 6/1/19	565,000	610
Barrick North America Fiance LLC, 6.80%, 9/15/18	375,000	410
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	130,000	131
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	585,000	590
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	410,000	410
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	225,000	250

Total		2,401

Natural Gas Distributors (0.1%)

NiSource Finance Corp., 5.25%, 9/15/17	495,000	424
NiSource Finance Corp., 5.40%, 7/15/14	590,000	558
NiSource Finance Corp., 5.45%, 9/15/20	185,000	156
NiSource Finance Corp., 6.40%, 3/15/18	205,000	188

Total		1,326

Oil & Gas Field Machines and Services (0.1%)

Pride International, Inc., 7.375%, 7/15/14	655,000	650

Total		650

Oil and Gas (1.8%)

BP Capital Markets PLC, 3.625%, 5/8/14	1,000,000	997
Canadian Natural Resources, Ltd., 5.15%, 2/1/13	1,000,000	1,018
Canadian Natural Resources, Ltd., 5.85%, 2/1/35	140,000	132
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	255,000	256
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	1,185,000	1,183
ConocoPhillips, 6.00%, 1/15/20	695,000	744
ConocoPhillips Canada Funding Co. I, 5.30%, 4/15/12	565,000	602
Devon Energy Corp., 6.30%, 1/15/19	500,000	534
Devon Energy Corp., 7.95%, 4/15/32	200,000	239
EnCana Corp., 5.90%, 12/1/17	325,000	333
EnCana Corp., 6.50%, 5/15/19	215,000	230

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued

EnCana Corp., 6.50%, 8/15/34	490,000	498
EnCana Corp., 6.50%, 2/1/38	260,000	266
EnCana Corp., 6.625%, 8/15/37	340,000	352
Hess Corp., 7.125%, 3/15/33	260,000	260
Hess Corp., 8.125%, 2/15/19	275,000	313
Husky Energy, Inc., 7.25%, 12/15/19	195,000	213
Kerr-McGee Corp., 6.95%, 7/1/24	120,000	111
Marathon Oil Corp., 6.125%, 3/15/12	1,000,000	1,057
Marathon Oil Corp., 6.60%, 10/1/37	130,000	126
Nexen, Inc., 5.875%, 3/10/35	615,000	527
Nexen, Inc., 6.40%, 5/15/37	115,000	106
Noble Energy, Inc., 8.25%, 3/1/19	880,000	1,001
Pemex Project Funding Master Trust, 6.625%, 6/15/35	200,000	181
Petro-Canada, 5.95%, 5/15/35	580,000	523
Petro-Canada, 6.05%, 5/15/18	480,000	478
Pioneer Natural Resources Co., 6.875%, 5/1/18	1,340,000	1,167
Suncor Energy, Inc., 6.50%, 6/15/38	1,330,000	1,252
Suncor Energy, Inc., 6.85%, 6/1/39	210,000	206
Tesoro Corp., 6.25%, 11/1/12	1,590,000	1,511
Tesoro Corp., 6.50%, 6/1/17	2,045,000	1,748
Valero Energy Corp., 6.625%, 6/15/37	355,000	303
XTO Energy, Inc., 5.30%, 6/30/15	195,000	200
XTO Energy, Inc., 6.25%, 4/15/13	100,000	106
XTO Energy, Inc., 6.50%, 12/15/18	380,000	408
XTO Energy, Inc., 6.75%, 8/1/37	450,000	470

Total		19,651

Other Finance (1.4%)

American Express Bank FSB, 3.15%, 12/9/11	2,650,000	2,744
Capmark Financial Group, Inc., 8.30%, 5/10/17	255,000	60
Eaton Vance Corp., 6.50%, 10/2/17	85,000	80

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio 89

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Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Other Finance continued

PNC Financial Services Group, Inc., 8.25%, 5/21/49	2,370,000	1,989
Pooled Funding Trust I, 2.74%, 2/15/12 144A	7,400,000	7,535
SLM Corp., 5.375%, 1/15/13	80,000	67
SLM Corp., 5.375%, 5/15/14	445,000	358
SLM Corp., 5.45%, 4/25/11	3,020,000	2,778

Total		15,611

Other Services (0.1%)

Waste Management, Inc., 5.00%, 3/15/14	540,000	528
Waste Management, Inc., 6.10%, 3/15/18	1,090,000	1,074

Total		1,602

Other Transportation (0.0%)

FedEx Corp., 8.00%, 1/15/19	105,000	120

Total		120

Paper and Forest Products (0.0%)

Weyerhaeuser Co., 6.875%, 12/15/33	200,000	136

Total		136

Property and Casualty Insurance (0.0%)

The Progressive Corp., 6.70%, 6/15/37	245,000	173

Total		173

Railroads (0.5%)

Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	135,000	135
Burlington Northern Santa Fe Corp., 6.20%, 8/15/36	625,000	637
Canadian National Railway Co., 5.85%, 11/15/17	120,000	127
Canadian Pacific Railway Co., 5.95%, 5/15/37	145,000	119
CSX Corp., 5.60%, 5/1/17	1,245,000	1,212
Norfolk Southern Corp., 5.257%, 9/17/14	515,000	532
Norfolk Southern Corp., 5.75%, 1/15/16 144A	205,000	212
Union Pacific Corp., 5.65%, 5/1/17	1,105,000	1,108
Union Pacific Corp., 5.75%, 11/15/17	550,000	554
Union Pacific Corp., 6.65%, 1/15/11	565,000	593

Total		5,229

Real Estate Investment Trusts (1.2%)

AvalonBay Communities, Inc., 5.50%, 1/15/12	360,000	361

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued

BRE Properties, Inc., 5.50%, 3/15/17	315,000	266
Colonial Realty LP, 6.05%, 9/1/16	255,000	201
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,000,000	676
Duke Realty LP, 5.95%, 2/15/17	865,000	670
Duke Realty LP, 6.50%, 1/15/18	1,000,000	782
ERP Operating LP, 5.25%, 9/15/14	1,325,000	1,258
ERP Operating LP, 5.75%, 6/15/17	420,000	392
HCP, Inc., 6.00%, 1/30/17	290,000	246
HCP, Inc., 6.70%, 1/30/18	170,000	148
HRPT Properties Trust, 5.75%, 11/1/15	800,000	652
iStar Financial, Inc., 5.15%, 3/1/12	1,165,000	588
iStar Financial, Inc., 8.625%, 6/1/13	500,000	260
ProLogis, 5.50%, 3/1/13	1,380,000	1,210
ProLogis, 5.75%, 4/1/16	865,000	682
Simon Property Group LP, 5.375%, 6/1/11	2,370,000	2,375
Simon Property Group LP, 5.60%, 9/1/11	590,000	597
Simon Property Group LP, 6.10%, 5/1/16	1,155,000	1,078
Simon Property Group LP, 6.75%, 5/15/14	1,000,000	1,005

Total		13,447

Restaurants (0.1%)

Darden Restaurants, Inc., 6.20%, 10/15/17	50,000	47
Darden Restaurants, Inc., 6.80%, 10/15/37	470,000	401
Yum! Brands, Inc., 6.875%, 11/15/37	575,000	580

Total		1,028

Retail Food and Drug (0.5%)

CVS/Caremark Corp., 4.875%, 9/15/14	730,000	741
CVS/Caremark Corp., 6.125%, 8/15/16	330,000	342
CVS/Caremark Corp., 6.25%, 6/1/27	1,475,000	1,497
Delhaize Group, 6.50%, 6/15/17	570,000	582
The Kroger Co., 6.15%, 1/15/20	1,440,000	1,472
The Kroger Co., 7.50%, 4/1/31	735,000	847
Tesco PLC, 6.15%, 11/15/37 144A	440,000	445

Total		5,926

Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Retail Stores (0.6%)

Costco Wholesale Corp., 5.50%, 3/15/17	555,000	588
The Home Depot, Inc., 5.875%, 12/16/36	585,000	516
J.C. Penney Corp., Inc., 5.75%, 2/15/18	105,000	92
J.C. Penney Corp., Inc., 6.375%, 10/15/36	210,000	155
J.C. Penney Corp., Inc., 6.875%, 10/15/15	490,000	460
J.C. Penney Corp., Inc., 7.95%, 4/1/17	420,000	412
Kohl’s Corp., 6.875%, 12/15/37	380,000	382
Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	95,000	70
Nordstrom, Inc., 7.00%, 1/15/38	225,000	201
Target Corp., 5.375%, 5/1/17	1,495,000	1,538
Target Corp., 6.50%, 10/15/37	635,000	642
Wal-Mart Stores, Inc., 5.80%, 2/15/18	1,000,000	1,089
Wal-Mart Stores, Inc., 5.875%, 4/5/27	810,000	839

Total		6,984

Telecommunications (2.3%)

AT&T Corp., 7.30%, 11/15/11	1,500,000	1,645
AT&T Corp., 8.00%, 11/15/31	1,470,000	1,697
AT&T Mobility LLC, 7.125%, 12/15/31	1,535,000	1,654
AT&T, Inc., 5.10%, 9/15/14	1,625,000	1,688
British Telecommunications PLC, 9.125%, 12/15/10	1,000,000	1,062
British Telecommunications PLC, 9.625%, 12/15/30	500,000	554
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	480,000	491
Embarq Corp., 6.738%, 6/1/13	230,000	232
Embarq Corp., 7.082%, 6/1/16	415,000	405
Embarq Corp., 7.995%, 6/1/36	635,000	558
France Telecom SA, 7.75%, 3/1/11	1,000,000	1,082
France Telecom SA, 8.50%, 3/1/31	800,000	1,027
Qwest Corp., 8.375%, 5/1/16 144A	155,000	150
Rogers Communications, Inc., 6.80%, 8/15/18	500,000	536

The Accompanying Notes are an Integral Part of the Financial Statements.

90 Select Bond Portfolio

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Corporate Bonds (28.6%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Rogers Wireless, Inc., 6.375%, 3/1/14	625,000	670
Sprint Capital Corp., 8.375%, 3/15/12	1,365,000	1,345
Telecom Italia Capital SA, 4.00%, 1/15/10	1,565,000	1,573
Telecom Italia Capital SA, 6.20%, 7/18/11	1,225,000	1,268
Verizon Communications, Inc., 5.85%, 9/15/35	3,135,000	2,916
Verizon Communications, Inc., 6.10%, 4/15/18	1,085,000	1,113
Verizon Communications, Inc., 8.95%, 3/1/39	425,000	537
Vodafone Group PLC, 4.625%, 7/15/18	220,000	206
Vodafone Group PLC, 5.00%, 9/15/15	520,000	522
Vodafone Group PLC, 5.375%, 1/30/15	355,000	362
Vodafone Group PLC, 5.625%, 2/27/17	325,000	330
Vodafone Group PLC, 5.75%, 3/15/16	1,080,000	1,109

Total		24,732

Tobacco (0.6%)

Altria Group, Inc., 9.70%, 11/10/18	660,000	757
Altria Group, Inc., 9.95%, 11/10/38	815,000	941
Lorillard Tobacco Co., 8.125%, 6/23/19	800,000	828
Philip Morris International, Inc., 5.65%, 5/16/18	760,000	797
Philip Morris International, Inc., 6.375%, 5/16/38	760,000	808
Reynolds American, Inc., 6.75%, 6/15/17	150,000	140
Reynolds American, Inc., 7.25%, 6/15/37	150,000	124
Reynolds American, Inc., 7.625%, 6/1/16	1,735,000	1,740

Total		6,135

Vehicle Parts (0.1%)

Johnson Controls, Inc., 5.25%, 1/15/11	565,000	571
Johnson Controls, Inc., 5.50%, 1/15/16	420,000	389
Johnson Controls, Inc., 6.00%, 1/15/36	360,000	257

Total		1,217

Total Corporate Bonds (Cost: $316,964)		313,957

	Governments (15.0%)	Shares/ $ Par	Value $ (000’s)

	Governments (15.0%)

(b)	Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	33,778,000	36,350
	Israel Government AID Bond, 5.50%, 4/26/24	1,910,000	2,046
(n)	Overseas Private Investment, 4.10%, 11/15/14	1,584,240	1,615
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	3,600,000	3,337
	US Department of Housing and Urban Development, 6.08%, 8/1/13	4,000,000	4,382
	US Department of Housing and Urban Development, 6.17%, 8/1/14	3,000,000	3,270
	US Treasury, 0.875%, 1/31/11	535,000	535
	US Treasury, 0.875%, 2/28/11	6,610,000	6,605
(g)	US Treasury, 0.875%, 4/30/11	13,834,000	13,793
(g)	US Treasury, 1.75%, 1/31/14	27,355,000	26,586
	US Treasury, 1.875%, 2/28/14	5,225,000	5,090
	US Treasury, 1.875%, 4/30/14	1,163,000	1,129
	US Treasury, 2.625%, 4/30/16	1,265,000	1,223
	US Treasury, 3.125%, 5/15/19	1,520,000	1,470
	US Treasury, 3.25%, 5/31/16	1,240,000	1,245
	US Treasury, 3.50%, 2/15/39	920,000	796
(b)	US Treasury, 3.75%, 11/15/18	10,284,000	10,462
	US Treasury, 4.25%, 5/15/39	2,000,000	1,980
(b)	US Treasury, 4.375%, 2/15/38	11,650,000	11,765
	US Treasury, 4.50%, 5/15/38	3,200,000	3,303
	US Treasury, 5.50%, 8/15/28	15,307,000	17,687
	US Treasury, 8.125%, 8/15/21	915,000	1,270
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	4,121,081	4,238
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	4,113,102	4,383

	Total Governments (Cost: $163,633)		164,560

Municipal Bonds (0.3%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (0.3%)

The Illinois State Toll Highway Authority, Series A, 6.184%, 1/1/34 RB	280,000	284
Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	265,000	312
New Jersey Turnpike Authority, Series 2009 F, 7.414%, 1/1/40 RB	775,000	902
State of California, 7.55%, 4/1/39 GO	950,000	865
The University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	500,000	524

Total Municipal Bonds (Cost: $2,783)		2,887

Structured Products (50.7%)

Structured Products (50.7%)

AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	15,910,000	15,974
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.57%, 2/14/43 IO	31,331,455	1,048
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,552,883	768
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	1,842,997	949
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.837%, 6/10/49	2,477,000	1,753
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.867%, 4/10/49	12,033,000	9,113
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.374%, 1/25/37	1,354,439	697
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.404%, 5/25/37	2,294,989	2,041
Bank of America Credit Card Trust, Series 2007- A8, Class A8, 5.59%, 11/17/14	4,500,000	4,741

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio 91

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	Structured Products (50.7%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	1,730,000	1,806
	Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	7,000,000	7,312
	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.888%, 12/10/49	5,502,000	4,350
	Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM2, Class 2CB1, 5.50%, 8/25/34	746,531	662
	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	983,842	969
	Countrywide Alternative Loan Trust, Series 2003- J1, Class 1A8, 5.25%, 10/25/33	72,689	57
	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.458%, 1/25/36	909,417	638
	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 6A1, 5.50%, 8/25/20	2,252,073	2,222
	Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	2,054,678	1,428
	Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,184,181	1,627
(n)	CRIIMI MAE Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	1,549,972	1,519
	Discover Card Master Trust, Series 2007-A1, Class A1, 5.65%, 3/16/20	6,255,000	6,267
	DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 0.913%, 2/15/31 IO	14,375,533	419
	DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.676%, 10/15/30 IO 144A	8,083,353	195
	Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,333,518	1,337

Structured Products (50.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	1,449,103	1,490
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	3,910,217	4,029
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,670,188	1,723
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	3,703,545	3,804
Federal Home Loan Mortgage Corp., 4.50%, 5/1/39	4,983,660	4,967
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	2,297,998	2,398
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	325,434	339
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,294,861	1,347
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	1,758,860	1,830
Federal Home Loan Mortgage Corp., 5.00%, 4/1/22	952,264	987
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	6,911,676	7,057
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	2,529,756	2,583
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	22,894,770	23,377
Federal Home Loan Mortgage Corp., 5.00%, 6/1/38	4,620,846	4,706
Federal Home Loan Mortgage Corp., 5.00%, 2/1/39	9,566,525	9,743
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	615,234	647
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,873,537	1,972
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	357,878	377
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	2,552,257	2,677
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	1,390,858	1,457

	Structured Products (50.7%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	2,341,526	2,451
	Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	1,942,467	2,012
	Federal Home Loan Mortgage Corp., 5.50%, 3/1/37	9,147,603	9,456
	Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	6,689,292	6,915
	Federal Home Loan Mortgage Corp., 5.50%, 6/1/37	5,187,864	5,363
	Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	4,947,016	5,374
	Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	1,112,132	1,174
	Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	2,550,000	2,720
(b)	Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	27,138,484	28,356
	Federal National Mortgage Association, 4.00%, 6/1/19	850,118	866
	Federal National Mortgage Association, 4.50%, 6/1/19	4,448,318	4,608
	Federal National Mortgage Association, 4.50%, 8/1/19	916,246	949
	Federal National Mortgage Association, 4.50%, 12/1/19	483,656	501
	Federal National Mortgage Association, 4.50%, 7/1/20	2,194,902	2,263
	Federal National Mortgage Association, 4.50%, 9/1/20	3,061,035	3,157
	Federal National Mortgage Association, 5.00%, 3/1/20	1,601,124	1,670
	Federal National Mortgage Association, 5.00%, 4/1/20	632,936	659
	Federal National Mortgage Association, 5.00%, 5/1/20	7,058,971	7,353
	Federal National Mortgage Association, 5.00%, 3/1/34	498,250	510

The Accompanying Notes are an Integral Part of the Financial Statements.

92 Select Bond Portfolio

Select Bond Portfolio

Structured Products (50.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.00%, 4/1/35	1,944,481	1,987
Federal National Mortgage Association, 5.00%, 7/1/35	3,071,521	3,138
Federal National Mortgage Association, 5.00%, 10/1/35	1,949,890	1,992
Federal National Mortgage Association, 5.32%, 4/1/14	1,685,136	1,803
Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	2,066
Federal National Mortgage Association, 5.50%, 4/1/21	1,436,963	1,507
Federal National Mortgage Association, 5.50%, 9/1/34	1,144,853	1,187
Federal National Mortgage Association, 5.50%, 3/1/35	3,910,537	4,051
Federal National Mortgage Association, 5.50%, 7/1/35	1,002,049	1,038
Federal National Mortgage Association, 5.50%, 8/1/35	2,238,923	2,320
Federal National Mortgage Association, 5.50%, 9/1/35	13,927,774	14,430
Federal National Mortgage Association, 5.50%, 10/1/35	3,875,168	4,015
Federal National Mortgage Association, 5.50%, 11/1/35	11,129,747	11,532
Federal National Mortgage Association, 5.50%, 1/1/36	8,748,905	9,065
Federal National Mortgage Association, 5.50%, 2/1/37	4,743,778	4,904
Federal National Mortgage Association, 5.50%, 3/1/37	1,591,114	1,645
Federal National Mortgage Association, 5.50%, 5/1/37	2,126,509	2,198
Federal National Mortgage Association, 5.50%, 6/1/37	378,057	391
Federal National Mortgage Association, 5.50%, 2/1/38	38,322,115	39,615
Federal National Mortgage Association, 5.50%, 3/1/38	714,284	738

Structured Products (50.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 4/1/38	10,389,259	10,740
Federal National Mortgage Association, 5.50%, 5/1/38	14,068,355	14,542
Federal National Mortgage Association, 5.50%, 6/1/38	8,788,602	9,084
Federal National Mortgage Association, 5.50%, 7/1/38	750,354	776
Federal National Mortgage Association, 6.00%, 5/1/35	214,328	225
Federal National Mortgage Association, 6.00%, 6/1/35	38,660	41
Federal National Mortgage Association, 6.00%, 7/1/35	4,084,431	4,284
Federal National Mortgage Association, 6.00%, 10/1/35	1,586,362	1,664
Federal National Mortgage Association, 6.00%, 11/1/35	3,728,610	3,911
Federal National Mortgage Association, 6.00%, 6/1/36	3,961,855	4,150
Federal National Mortgage Association, 6.00%, 9/1/36	2,333,884	2,445
Federal National Mortgage Association, 6.00%, 1/1/37	20,900	22
Federal National Mortgage Association, 6.00%, 6/1/37	40,459	42
Federal National Mortgage Association, 6.00%, 10/1/37	18,102	19
Federal National Mortgage Association, 6.00%, 11/1/37	13,876,888	14,523
Federal National Mortgage Association, 6.00%, 1/1/38	16,627,465	17,398
Federal National Mortgage Association, 6.00%, 6/1/38	6,878,345	7,197
Federal National Mortgage Association, Series 2002- W4, Class A4, 6.25%, 5/25/42	4,408,657	4,695
Federal National Mortgage Association, 6.50%, 10/1/36	3,139,608	3,349
Federal National Mortgage Association, 6.50%, 7/1/37	24,451,381	26,083

Structured Products (50.7%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.50%, 9/1/37	9,990,900	10,655
Federal National Mortgage Association, 6.75%, 4/25/18	745,104	793
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	6,949,000	7,350
Federal National Mortgage Association TBA, 5.00%, 7/1/24	9,000,000	9,312
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	5,339,890	5,571
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	2,273,368	1,840
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.187%, 12/15/31 144A	3,100,000	3,037
Government National Mortgage Association, 5.50%, 10/15/31	49,261	51
Government National Mortgage Association, 5.50%, 11/15/31	13,624	14
Government National Mortgage Association, 5.50%, 12/15/31	124,930	129
Government National Mortgage Association, 5.50%, 1/15/32	469,280	488
Government National Mortgage Association, 5.50%, 2/15/32	141,895	147
Government National Mortgage Association, 5.50%, 3/15/32	138,724	143
Government National Mortgage Association, 5.50%, 4/15/32	16,997	18
Government National Mortgage Association, 5.50%, 7/15/32	23,849	25
Government National Mortgage Association, 5.50%, 9/15/32	3,163,810	3,288
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 0.409%, 11/5/21 144A	503,056	400
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	1,043,000	1,073

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio 93

Select Bond Portfolio

	Structured Products (50.7%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	2,800,000	2,431
	Louisiana Public Facilities Authority, Series 2008, , 6.55%, 8/1/20	2,400,000	2,643
	Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	853,215	919
	MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	1,046,355	1,024
	Merrill Lynch Alternative Note Asset, Series 2007- A1, Class A2A, 0.384%, 1/25/37	2,105,658	922
	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.81%, 6/12/50	2,399,000	1,716
	Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	343,771	237
	Nissan Auto Receivables Owner Trust, Series 2007-B, Class A3, 5.03%, 5/16/11	5,610,088	5,707
	Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	6,869,000	6,917
	Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	675,305	662
(n)	RMF Commercial Mortgage Pass-Through Certificates, Series 1997- 1, Class F, 7.471%, 1/15/19 144A	501,719	401
	TBW Mortgage Backed Pass Through Certificates, Series 2007- 1, Class A1, 0.404%, 3/25/37	1,686,867	1,396
	Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.424%, 3/25/37	2,067,255	1,843
	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.434%, 9/25/46	2,769,016	2,540

	Structured Products (50.7%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.439%, 6/25/37	3,223,404	2,868
	Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	2,660,000	2,746
	Washington Mutual Alternative Mortgage Pass-Through Certficates, Series 2006-6, Class 4A, 6.738%, 11/25/34	1,032,752	914
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	1,045,494	1,016
	Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	209,666	208
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	1,172,269	1,158
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2, Class 1A1, 5.00%, 3/25/36	2,384,738	1,832
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	2,835,249	2,445
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	3,233,645	2,756

	Total Structured Products (Cost: $550,517)		556,206

	Short-Term Investments (8.7%)

	Federal Government & Agencies (0.2%)

(b)	Federal Home Loan Bank, 0.22%, 10/1/09	2,000,000	1,999

	Total		1,999

	Finance Services (1.8%)

(b)	Barton Capital LLC, 0.27%, 7/15/09	10,000,000	9,999
(b)	Ciesco LLC, 0.28%, 7/14/09	10,000,000	9,999

	Total		19,998

	Food Processors (1.3%)

(b)	Kellogg Co., 0.40%, 7/7/09	10,000,000	9,999
(b)	Kraft Foods, Inc., 0.20%, 7/1/09	4,000,000	4,000

	Total		13,999

	Short-Term Investments (8.7%)	Shares/ $ Par	Value $ (000’s)

	Miscellaneous Business Credit Institutions (0.1%)
(b)	Park Avenue Receivables, 0.10%, 7/1/09	1,000,000	1,000

	Total		1,000

	Oil and Gas (2.6%)

(b)	Devon Energy Corp., 0.35%, 7/1/09	18,650,000	18,650
(b)	Devon Energy Corp., 0.38%, 7/2/09	10,000,000	10,000

	Total		28,650

	Personal Credit Institutions (0.9%)

(b)	HSBC Finance Corp., 0.30%, 7/20/09	10,000,000	9,998

	Total		9,998

	Telecommunications (1.8%)

(b)	Verizon Communications, Inc., 0.30%, 7/7/09	10,000,000	10,000
(b)	Verizon Communications, Inc., 0.30%, 7/13/09	10,000,000	9,999

	Total		19,999

	Total Short-Term Investments (Cost: $95,643)		95,643

	Total Investments (103.3%) (Cost: $1,129,540)(a)		1,133,253

	Other Assets, Less Liabilities (-3.3%)		(35,779)

	Net Assets (100.0%)		1,097,474

The Accompanying Notes are an Integral Part of the Financial Statements.

94 Select Bond Portfolio

Select Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009 the value of these securities (in thousands) was $54,994 representing 5.01% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $1,129,540 and the net unrealized appreciation of investments based on that cost was $3,713 which is comprised of $31,393 aggregate gross unrealized appreciation and $27,680 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Note Commodity (Long) (Total Notional Value at June 30, 2009, $27,597)	239	9/09	$(180)
US Long Bond (CBT) Commodity (Short) (Total Notional Value at June 30, 2009, $14,755)	126	9/09	(158)
US Ten Year Treasury Note (Short) (Total Notional Value at June 30, 2009, $55,579)	479	9/09	(114)
US Two Year Treasury Note (Long) (Total Notional Value at June 30, 2009, $74,054)	342	9/09	(108)

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or a portion of the securities have been loaned. See Note 2K in the Notes to Financial Statements.

(m)	Amount is less than one thousand.

(n)	At June 30, 2009 portfolio securities with an aggregate value of $3,535 (in thousands) were valued with reference to securities whose values are more readily available.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
US Government & Agency Bonds	$ -	$ 164,560	$ -
Municipal Bonds	-	2,887	-
Corporate Bonds	-	313,957	-
Structured Products	-	555,805	401
Short-Term Investments	-	95,643	-
Other Financial Instruments^	(560)	-	-

Total	$ (560)	$ 1,132,852	$ 401

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio 95

Long-Term U.S. Government Bond Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on fixed income investments.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 10% of the Portfolio is invested in securities rated A by Moody’s or S&P and no more than 25% of the Portfolio is invested in securities rated Aa by Moody’s or AA by S&P.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the Portfolio’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may invest in securities that are issued or guaranteed by the U.S. Government or its agencies, and in derivatives designed to replicate such securities. This guarantee is to timely repayment of the principal and interest if held to maturity, and does not apply to derivative securities held by the Portfolio. Guarantee does not eliminate market risk. The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. Government bond funds that do not use derivatives. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

96 Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$ 917.28	$ 2.85
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.82	$ 3.01

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Long-Term U.S. Government Bond Portfolio 97

Long-Term U.S. Government Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Corporate Bonds (22.8%)	Shares/ $ Par	Value $ (000’s)

	Banking (19.8%)

(b)	Bank of America Corp., .809%, 6/22/12	3,000,000	3,028
	Citibank NA, 1.875%, 5/7/12	3,000,000	2,988
	Citigroup Funding, Inc., 2.036%, 5/7/10	200,000	196
	Citigroup, Inc., 0.631%, 12/28/09	300,000	297
	Citigroup, Inc., 6.125%, 8/25/36	200,000	149
	Credit Suisse USA, Inc., 0.395%, 11/20/09	100,000	100
	Credit Suisse USA, Inc., 0.865%, 11/20/09	100,000	100
	Credit Suisse USA, Inc., 1.054%, 8/16/11	300,000	292
	The Goldman Sachs Group, Inc., 0.701%, 6/28/10	200,000	199
	The Goldman Sachs Group, Inc., 1.187%, 2/6/12	200,000	191
	HSBC Finance Corp., 1.206%, 5/10/10	300,000	292
(b)	JPMorgan Chase & Co., .854%, 12/26/12	5,000,000	5,050
	Merrill Lynch & Co., 6.40%, 8/28/17	400,000	354
	Morgan Stanley, 1.236%, 2/10/12	3,000,000	3,033
	Wachovia Corp., .718%, 12/1/09	200,000	200
	Wells Fargo Capital X, 5.95%, 12/15/36	200,000	148

	Total		16,617

	Electronics (0.3%)

	Hewlett-Packard Co., 0.778%, 3/1/12	300,000	296

	Total		296

	Independent Finance (1.0%)

	Caterpillar Financial Services Corp., 1.354%, 6/24/11	400,000	395
	General Electric Capital Corp., 6.75%, 3/15/32	200,000	179
	John Deere Capital Corp., 1.20%, 7/16/10	300,000	299

	Total		873

	Life Insurance (0.4%)

	Pricoa Global Funding I, 1.34%, 1/15/10 144A	300,000	298

	Total		298

Corporate Bonds (22.8%)	Shares/ $ Par	Value $ (000’s)

Property and Casualty Insurance (1.0%)

American International Group, Inc., 1.09%, 1/29/10 144A	300,000	255
American International Group, Inc., 5.85%, 1/16/18	600,000	317
Metropolitan Life Global Funding I, 0.894%, 5/17/10 144A	300,000	298

Total		870

Retail Stores (0.3%)

Wal-Mart Stores, Inc., 6.20%, 4/15/38	200,000	215

Total		215

Total Corporate Bonds (Cost: $19,460)		19,169

Governments (72.2%)

Governments (72.2%)

Federal Home Loan Bank, 5.625%, 6/11/21	100,000	105
Federal Home Loan Mortgage Corp., 3.75%, 3/27/19	3,600,000	3,537
Federal Home Loan Mortgage Corp. Stripped, 0.00%, 9/15/29	1,500,000	496
Federal National Mortgage Association, 2.50%, 5/15/14	1,800,000	1,770
Federal National Mortgage Association, 5.375%, 4/11/22	400,000	411
Federal National Mortgage Association, 5.625%, 4/17/28	100,000	108
Federal National Mortgage Association, 5.625%, 7/15/37	500,000	527
Federal National Mortgage Association, 6.00%, 4/18/36	200,000	209
Federal National Mortgage Association, 6.21%, 8/6/38	100,000	114
Federal National Mortgage Association, 6.25%, 5/15/29	1,200,000	1,409
Federal National Mortgage Association, 6.625%, 11/15/30	700,000	857

Governments (72.2%)	Shares/ $ Par	Value $ (000’s)

Governments continued

Financing Corp., 8.60%, 9/26/19	700,000	933
Financing Corp. Stripped, 0.00%, 12/27/18	500,000	317
Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	785
Israel Government AID Bond, 0.00%, 5/15/21	200,000	110
Israel Government AID Bond, 0.00%, 2/15/23	100,000	50
Israel Government AID Bond, 0.00%, 5/15/23	800,000	390
Israel Government AID Bond, 5.50%, 9/18/23	400,000	428
Israel Government AID Bond, 5.50%, 9/18/33	300,000	312
Residual Funding Stripped, 0.00%, 10/15/20	1,800,000	1,055
Residual Funding Stripped, 0.00%, 4/15/28	400,000	156
Residual Funding Stripped, 0.00%, 1/15/30	1,200,000	436
Residual Funding Stripped, 0.00%, 4/15/30	2,000,000	717
Tennessee Valley Authority, 4.50%, 4/1/18	200,000	204
Tennessee Valley Authority, 5.375%, 4/1/56	1,210,000	1,182
Tennessee Valley Authority, 5.88%, 4/1/36	1,000,000	1,064
US Treasury, 5.25%, 11/15/28	1,600,000	1,799
US Treasury, 5.375%, 2/15/31	400,000	459
US Treasury, 7.125%, 2/15/23	200,000	261
US Treasury, 7.25%, 8/15/22	700,000	920
US Treasury, 7.875%, 2/15/21	800,000	1,086
US Treasury, 8.00%, 11/15/21	700,000	966
US Treasury, 8.125%, 8/15/19	600,000	823
US Treasury, 8.125%, 5/15/21	1,600,000	2,215

The Accompanying Notes are an Integral Part of the Financial Statements

98 Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

	Governments (72.2%)	Shares/ $ Par	Value $ (000’s)

	Governments continued
(b)	US Treasury, 8.125%, 8/15/21	3,900,000	5,412
	US Treasury, 8.75%, 8/15/20	200,000	286
	US Treasury Inflation Index Bond, 1.75%, 1/15/28	610,668	576
	US Treasury Inflation Index Bond, 2.375%, 1/15/25	1,018,551	1,047
	US Treasury Inflation Index Bond, 3.625%, 4/15/28	395,490	481
	US Treasury Stripped, 0.00%, 5/15/20	4,600,000	2,901
	US Treasury Stripped, 0.00%, 8/15/20	1,000,000	622
	US Treasury Stripped, 0.00%, 5/15/21	4,300,000	2,562
(b)	US Treasury Stripped, 0.00%, 11/15/21	21,300,000	12,353
	US Treasury Stripped, 0.00%, 8/15/22	8,200,000	4,586
	US Treasury Stripped, 0.00%, 2/15/26	1,600,000	760
	US Treasury Stripped, 0.00%, 5/15/26	700,000	322
	US Treasury Stripped, 0.00%, 8/15/26	1,000,000	456
	US Treasury Stripped, 0.00%, 11/15/27	1,600,000	700
	US Treasury Stripped, 0.00%, 8/15/28	800,000	335
	US Treasury Stripped, 0.00%, 11/15/28	2,600,000	1,095

	Total Governments (Cost: $61,935)		60,705

	Municipal Bonds (0.6%)

	Municipal Bonds (0.6%)

	Poway Unified Public School District, 4.50%, 9/15/37 RB AMBAC	200,000	148
	Puerto Rico Sales Tax Financing Corp., Series A, 0.00%, 8/1/54 RB AMBAC	1,600,000	82
	Salt River Project Agricultural Improvement and Power District, Series A, 5.00%, 1/1/39 RB	300,000	298

	Total Municipal Bonds (Cost: $633)		528

Structured Products (20.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products (20.9%)

American Home Mortgage Investment Trust, Series 2005-3, Class 2A2, 5.00%, 9/25/35	100,000	76
Bank of America Credit Card Trust, Series 2006- A9, Class A9, .329%, 2/15/13	200,000	197
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 21A, 4.45%, 5/25/34	6,862	5
Chase Issuance Trust, Series 2007-A6, Class A6, 0.32%, 4/16/12	400,000	397
Chase Issuance Trust, Series 2007-A1, Class A1, 0.34%, 3/15/13	200,000	197
Chase Issuance Trust, Series 2005-A8, Class A8, 0.36%, 10/15/12	500,000	495
Chase Issuance Trust, Series 2007-A14, Class A14, 0.57%, 9/15/11	100,000	100
Chase Issuance Trust, Series 2008-A1, Class A1, 0.77%, 1/15/12	200,000	200
Chase Issuance Trust, Series 2008-A7, Class A7, 0.97%, 11/15/11	100,000	100
Chase Issuance Trust, Series 2008-A13, Class A13, 2.13%, 9/15/15	300,000	300
Chevy Chase Mortgage Funding Corp., Series 2007-2A, Class A1, 0.44%, 5/25/48 144A	17,814	6
Citigroup Mortgage Loan Trust, Inc., Series 2007- AHL3, Class A3A, 0.37%, 7/25/45	59,827	42
Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.59%, 2/25/37	135,775	62
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004- HYB5, Class 2A1, 4.79%, 4/20/35	28,537	25
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-12, Class 1A2, 5.25%, 5/25/35	187,405	62
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 3.84%, 7/25/33	7,750	7

Structured Products (20.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 4.21%, 8/25/33	10,358	9
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.55%, 2/15/19	134,226	132
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	345,556	332
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	669,996	690
Federal Home Loan Mortgage Corp. Structured Pass- Through Securities, Series T-61, Class 1A1, 2.84%, 7/25/44	41,340	41
Federal National Mortgage Association, Series 2007-114, Class A6, 0.51%, 10/27/37	100,000	91
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	219,256	193
Federal National Mortgage Association, 5.00%, 6/1/35	937,953	959
Federal National Mortgage Association, 5.00%, 2/1/36	1,726,144	1,764
Federal National Mortgage Association, 5.00%, 7/1/37	307,293	313
Federal National Mortgage Association, Series 2005-47, Class PA, 5.50%, 9/25/24	12,517	13
Federal National Mortgage Association, Series 2005-57, Class PA, 5.50%, 5/25/27	10,164	10
Federal National Mortgage Association, 5.50%, 1/1/38	932,434	964
Federal National Mortgage Association, 5.50%, 2/1/38	859,467	888
Federal National Mortgage Association, 5.50%, 4/1/38	98,572	102
Federal National Mortgage Association, 5.50%, 6/1/38	189,707	196

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio 99

Long-Term U.S. Government Bond Portfolio

Structured Products (20.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 9/1/38	2,466,441	2,581
Federal National Mortgage Association TBA, 5.00%, 7/1/39	100,000	102
Federal National Mortgage Association TBA, 5.50%, 7/1/39	2,000,000	2,064
Federal National Mortgage Association Whole Loan, Series 2004-W9, Class 1A3, 6.05%, 2/25/44	300,000	309
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF12, Class A2, .354%, 9/25/36	12,035	12
General Motors Acceptance Corp. Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A, 4.765%, 6/25/34	23,898	13
Honda Auto Receivables Owner Trust, Series 2008-1, Class A2, 3.77%, 9/20/10	224,087	226
Indymac Residential Asset Backed Trust, Series 2007-B, Class 2A1, 0.39%, 7/25/37	32,838	30
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.935%, 2/12/49	100,000	76
Massachusetts Educational Financing Authority, Series 2008- 1, Class A1, 2.04%, 4/25/38	368,352	364
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.37%, 7/25/37	41,056	32
Merrill Lynch Floating Trust, Series 2008- LAQA, Class A1, 0.86%, 7/9/21 144A	400,000	360
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A, 4.30%, 5/25/33	20,861	17
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 4.997%, 5/25/33	14,404	14

Structured Products (20.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
MLCC Mortgage Investors, Inc., Series 2005-3, Class 4A, 0.56%, 11/25/35	54,111	37
MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 4.25%, 10/25/35	58,707	47
Morgan Stanley ABS Capital I, Inc., Series 2007-NC3, Class A2A, 0.37%, 5/25/37	45,670	36
SLC Student Loan Trust, Series 2007-1, Class A1, 0.86%, 2/15/15	44,872	45
SLM Student Loan Trust, Series 2006-7, Class A2, 1.08%, 10/25/16	6,775	7
SLM Student Loan Trust, Series 2006-5, Class A2, 1.08%, 7/25/17	19,602	20
SLM Student Loan Trust, Series 2006-6, Class A1, 1.08%, 10/25/18	33,329	33
SLM Student Loan Trust, Series 2006-9, Class A2, 1.09%, 4/25/17	33,130	33
SLM Student Loan Trust, Series 2007-2, Class A2, 1.09%, 7/25/17	500,000	486
SLM Student Loan Trust, Series 2008-7, Class A2, 1.59%, 10/25/17	200,000	195
SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.83%, 12/15/33 144A	250,000	193
SLM Student Loan Trust, Series 2008-9, Class A, 2.59%, 4/25/23	589,331	601
South Carolina Student Loan Corp., Series 2008-1, Class A1, 1.17%, 9/2/14	185,771	183
South Carolina Student Loan Corp., Series 2008-1, Class A2, 1.22%, 3/1/18	400,000	387
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 4A1, 5.19%, 12/25/34	49,344	37
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.64%, 10/19/34	14,025	11

	Structured Products (20.9%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 3.71%, 3/25/34	79,124	66

	Total Structured Products (Cost: $17,694)		17,585

	Short-Term Investments (1.9%)

	Other Holdings (0.7%)

(b)	JPMorgan Money Market Fund	566,191	566

	Total		566

	Repurchase Agreements (1.2%)

(b)	US Agency Repurchase, 0.07%, dated 6/30/09, due 6/30/09, repurchase price $1,000,002 collateralized by U.S. Government Agency Bond with a value of $1,023,233, 6.00%, 5/15/11, 0.07%,	1,000,000	1,000

	Total		1,000

	Total Short-Term Investments (Cost: $1,566)		1,566

	Total Investments (118.4%) (Cost: $101,288)(a)		99,553

	Other Assets, Less Liabilities (-18.4%)		(15,474)

	Net Assets (100.0%)		84,079

The Accompanying Notes are an Integral Part of the Financial Statements.

100 Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009 the value of these securities (in thousands) was $1,411 representing 1.68% of the net assets.

RB — Revenue Bond

AMBAC — American Municipal Bond Assurance Corp.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $101,288 and the net unrealized depreciation of investments based on that cost was $1,735 which is comprised of $1,393 aggregate gross unrealized appreciation and $3,128 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)

90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2009, $3,129)	13	9/09	$99
90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2009, $4,345)	18	3/10	102
90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2009, $9,260)	38	6/10	93
90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2009, $6,144)	25	9/10	(14)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2009, $6,131)	25	12/10	(25)
US Long Bond (CBT) Commodity (Long) (Total Notional Value at June 30, 2009, $12,649)	112	9/09	607
US Ten Year Treasury Note (Long) (Total Notional Value at June 30, 2009, $12,188)	104	9/09	(96)

(i)	Written options outstanding on June 30, 2009

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)

Put — CME 90 Day Euro $ Commodity	$98.500	9/09	6	$	— (m)
Put — CME 90 Day Euro $ Commodity	$98.625	9/09	4	$	— (m)

(Premiums Received $3)					$—

  CME - Chicago Mercantile Exchange

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
US Government & Agency Bonds	$ -	$ 60,705	$ -
Municipal Bonds	-	528	-
Corporate Bonds	-	19,169	-
Structured Products	-	17,585	-
Short-Term Investments	-	1,566	-
Other Financial Instruments^	766	-	-

Total	$ 766	$ 99,553	$ -

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio 101

Inflation Protection Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Corporate Bonds sector includes bonds of companies and governments headquartered outside the United States.

The Government and Structured Product categories include domestic taxable bonds.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the Portfolio’s existing bonds drops, which could negatively affect overall fund performance.

This Portfolio invests over 50% of its assets in inflation-linked bonds. Inflation-linked bonds issued by the U.S. Government, known as TIPs, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Neither the current market value of the inflation-linked bonds nor the share value of the fund that invests in them is guaranteed, and either or both may fluctuate. Those portions of the Portfolio which are not invested in inflation linked securities will not be automatically protected from inflation. The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

102 Inflation Protection Portfolio

Inflation Protection Portfolio

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,047.52	$ 3.10
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.77	$ 3.06

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Inflation Protection Portfolio 103

Inflation Protection Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

Corporate Bonds (11.4%)	Shares/ $ Par	Value $ (000’s)

Banking (5.7%)

Bank of America Corp., 3.125%, 6/15/12	700,000	722
The Bear Stearns Cos. LLC, 1.21%, 1/10/14	70,000	63
Citigroup Funding, Inc., 2.125%, 7/12/12	1,000,000	1,000
Credit Suisse/New York NY, 5.50%, 5/1/14	150,000	156
The Goldman Sachs Group, Inc., 3.25%, 6/15/12	400,000	414
The Goldman Sachs Group, Inc., 7.50%, 2/15/19	130,000	139
HSBC USA, Inc., 3.125%, 12/16/11	1,000,000	1,035
The International Bank for Reconstruction & Development, 7.625%, 1/19/23	500,000	638
Kreditanstalt fuer Wiederaufbau, 4.75%, 5/15/12	500,000	536
Morgan Stanley, 7.30%, 5/13/19	120,000	124

Total		4,827

Beverage/Bottling (0.6%)

Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19 144A	120,000	124
The Coca-Cola Co., 3.625%, 3/15/14	100,000	101
Coca-Cola Enterprises, Inc., 4.25%, 3/1/15	100,000	101
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18	150,000	159

Total		485

Cable/Media/Broadcasting/Satelite (0.2%)

Time Warner Cable, Inc., 6.75%, 7/1/18	160,000	167

Total		167

Conglomerate/Diversified Manufacturing (0.9%)

The Dow Chemical Co., 8.55%, 5/15/19	60,000	60
General Electric Capital Corp., 2.20%, 6/8/12	680,000	684

Total		744

Electric Utilities (0.1%)

PG&E Corp., 5.75%, 4/1/14	50,000	54
Sempra Energy, 6.50%, 6/1/16	50,000	52

Total		106

Corporate Bonds (11.4%)	Shares/ $ Par	Value $ (000’s)

Food Processors (0.1%)

Kraft Foods, Inc., 6.125%, 2/1/18	70,000	72

Total		72

Health Care/Pharmaceuticals (0.1%)

Roche Holdings, Inc., 6.00%, 3/1/19 144A	90,000	96

Total		96

Independent Finance (1.8%)

BP Capital Markets PLC, 3.125%, 3/10/12	70,000	71
Caterpillar Financial Services Corp., 5.05%, 12/1/10	308,000	321
General Motors Acceptance Corp. LLC, 2.20%, 12/19/12	850,000	847
John Deere Capital Corp., 2.875%, 6/19/12	300,000	307

Total		1,546

Life Insurance (0.4%)

Prudential Financial, Inc., 0.71%, 2/10/12	200,000	173
Prudential Financial, Inc., 0.84%, 3/10/15	240,000	156

Total		329

Metals/Mining (0.1%)

BHP Billiton Finance USA, Ltd., 6.50%, 4/1/19	70,000	78

Total		78

Oil and Gas (0.7%)

Chevron Corp., 3.95%, 3/3/14	100,000	103
ConocoPhillips, 4.75%, 2/1/14	260,000	271
Shell International Finance BV, 4.00%, 3/21/14	170,000	174
XTO Energy, Inc., 6.50%, 12/15/18	70,000	75

Total		623

Telecommunications (0.5%)

AT&T, Inc., 5.10%, 9/15/14	100,000	104
Verizon Wireless Capital LLC, 5.55%, 2/1/14 144A	100,000	106
Verizon Wireless Capital LLC, 8.50%, 11/15/18 144A	60,000	72

Corporate Bonds (11.4%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Vodafone Group PLC, 5.45%, 6/10/19	100,000	98

Total		380

Tobacco (0.2%)

Altria Group, Inc., 9.25%, 8/6/19	160,000	180

Total		180

Total Corporate Bonds (Cost: $9,482)		9,633

Governments (73.0%)

Governments (73.0%)

Farmer Mac Guaranteed Notes Trust Series 2006-02, 5.125%, 4/19/17 144A	500,000	530
Federal Home Loan Bank, 4.875%, 5/17/17	755,000	811
Federal Home Loan Mortgage Corp., 3.75%, 3/27/19	1,200,000	1,179
Federal Home Loan Mortgage Corp., 4.50%, 4/2/14	500,000	534
Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	620,000	667
Federal National Mortgage Association, 1.75%, 3/23/11	300,000	303
Federal National Mortgage Association, 2.50%, 5/15/14	3,300,000	3,244
Federal National Mortgage Association, 2.75%, 3/13/14	2,500,000	2,495
Federal National Mortgage Association, 4.375%, 7/17/13	570,000	609
Financing Corp. Stripped, 0.00%, 5/30/10	359,000	355
Israel Government AID Bond, 0.00%, 11/1/14	500,000	414
Private Export Funding Corp., 4.55%, 5/15/15	600,000	639
Tennessee Valley Authority, 4.50%, 4/1/18	450,000	459
Tennessee Valley Authority, 4.875%, 12/15/16	450,000	470
Tennessee Valley Authority, 6.79%, 5/23/12	1,200,000	1,355
Tennessee Valley Authority Stripped, 0.00%, 7/15/09	160,000	160

The Accompanying Notes are an Integral Part of the Financial Statements.

104 Inflation Protection Portfolio

Inflation Protection Portfolio

Governments (73.0%)	Shares/ $ Par	Value $ (000’s)

Governments continued
Tennessee Valley Authority Stripped, 0.00%, 11/1/12	251,000	230
US Treasury Inflation Index Bond, 0.625%, 4/15/13	1,008,780	997
US Treasury Inflation Index Bond, 0.875%, 4/15/10	258,867	259
US Treasury Inflation Index Bond, 1.375%, 7/15/18	395,516	383
US Treasury Inflation Index Bond, 1.625%, 1/15/15	4,801,681	4,779
US Treasury Inflation Index Bond, 1.625%, 1/15/18	814,224	806
US Treasury Inflation Index Bond, 1.75%, 1/15/28	1,776,026	1,676
US Treasury Inflation Index Bond, 1.875%, 7/15/13	1,422,139	1,459
US Treasury Inflation Index Bond, 1.875%, 7/15/15	383,670	388
US Treasury Inflation Index Bond, 2.00%, 4/15/12	577,918	594
US Treasury Inflation Index Bond, 2.00%, 1/15/14	2,100,207	2,148
US Treasury Inflation Index Bond, 2.00%, 7/15/14	565,585	579
US Treasury Inflation Index Bond, 2.00%, 1/15/16	2,605,153	2,644
US Treasury Inflation Index Bond, 2.00%, 1/15/26	2,148,580	2,104
US Treasury Inflation Index Bond, 2.125%, 1/15/19	744,840	769
US Treasury Inflation Index Bond, 2.375%, 4/15/11	993,672	1,023
US Treasury Inflation Index Bond, 2.375%, 1/15/17	2,220,351	2,317
US Treasury Inflation Index Bond, 2.375%, 1/15/25	3,167,276	3,255
US Treasury Inflation Index Bond, 2.375%, 1/15/27	1,665,263	1,724
US Treasury Inflation Index Bond, 2.50%, 7/15/16	2,956,268	3,103
US Treasury Inflation Index Bond, 2.50%, 1/15/29	1,092,432	1,161
US Treasury Inflation Index Bond, 2.625%, 7/15/17	2,649,134	2,823
US Treasury Inflation Index Bond, 3.00%, 7/15/12	1,482,363	1,570
US Treasury Inflation Index Bond, 3.375%, 1/15/12	270,185	287
US Treasury Inflation Index Bond, 3.375%, 4/15/32	1,531,594	1,922
US Treasury Inflation Index Bond, 3.50%, 1/15/11	183,765	192
US Treasury Inflation Index Bond, 3.625%, 4/15/28	3,691,240	4,492
US Treasury Inflation Index Bond, 3.875%, 4/15/29	3,112,872	3,949

Total Governments (Cost: $60,893)		61,857

Municipal Bonds (3.5%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds (3.5%)

California Educational Facilities Authority, Series 2007T-1, 5.00%, 3/15/39 RB	1,000,000	1,045
Massachusetts Bay Transportation Authority, Series 2006A, 5.25%, 7/1/33 RB	1,000,000	1,042
Massachusetts State Health & Educational Facilities Authority, Series 2002K, 5.50%, 7/1/32 RB	700,000	807
State of California, 7.55%, 4/1/39 GO	60,000	55

Total Municipal Bonds (Cost: $2,683)		2,949

Structured Products (8.9%)

Structured Products (8.9%)

Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	138,593	88
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3, 4.05%, 11/10/38	800,000	769
Chase Manhattan Bank- First Union National Bank, Series 1999-1, Class B, 7.619%, 8/15/31	700,000	699
Citibank Credit Card Issuance Trust, Series 2007-A2, Class A2, 0.743%, 5/21/12	500,000	496
CNH Equipment Trust, Series 2007-C, Class A3A, 5.21%, 12/15/11	340,334	344
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, 0.499%, 4/15/22 144A	496,902	381
Federal Home Loan Mortgage Corp., Series 3234, Class PA, 5.00%, 10/15/26	430,662	439
Federal Home Loan Mortgage Corp., 5.50%, 12/1/36	315,431	326
Federal Home Loan Mortgage Corp., 5.774%, 1/1/38	525,389	550
Federal National Mortgage Association, Series 2004-9, Class YJ, 4.00%, 10/25/13	4,456	5

Structured Products (8.9%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.50%, 9/1/35	796,468	825
Federal National Mortgage Association, 5.50%, 7/1/36	415,740	430
Federal National Mortgage Association, 6.00%, 10/1/37	906,953	949
Federal National Mortgage Association, 6.00%, 7/1/38	225,154	236
General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2005-C1, Class A2, 4.471%, 5/10/43	469,850	471
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A3, 3.85%, 5/15/27	292,711	282
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007-LLFA, Class A1, 0.619%, 6/15/22 144A	391,443	290

Total Structured Products (Cost: $7,729)		7,580

Short-Term Investments (4.1%)

National Commercial Banks (4.1%)

BNP Paribas Finance, Inc., 0.06%, 7/1/09	3,500,000	3,500

Total		3,500

Other Holdings (0.0%)

J.P. Morgan Money Market Fund	8,055	8

Total		8

Total Short-Term Investments (Cost: $3,508)		3,508

Total Investments (100.9%) (Cost: $84,295)(a)		85,527

Other Assets, Less Liabilities (-0.9%)		(759)

Net Assets (100.0%)		84,768

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio 105

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009 the value of these securities (in thousands) was $1,599 representing 1.87% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $84,295 and the net unrealized appreciation of investments based on that cost was $1,232 which is comprised of $1,923 aggregate gross unrealized appreciation and $691 aggregate gross unrealized depreciation.

(j)	Swap agreements outstanding on June 30, 2009

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)

Bank of America	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	5/13	2,500	$(207)
Bank of America	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	5/10	2,500	(138)
Bank of America	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	7/13	1,725	(168)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	12/27	1,700	(56)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	7/10	3,000	(121)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	6/14	1,000	(67)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	8/17	2,000	(108)
Barclays Capital	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	8/12	2,500	(149)
UBS	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted (CPURNSA)	CPURNSA Index Total Return at Maturity	Synthetic Total Return Calculation at Maturity	11/13	2,200	(59)

						$(1,073)

The Accompanying Notes are an Integral Part of the Financial Statements.

106 Inflation Protection Portfolio

Inflation Protection Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
US Government & Agency Bonds	$ -	$ 61,857	$ -
Municipal Bonds	-	2,949	-
Corporate Bonds	-	9,633	-
Structured Products	-	7,580	-
Short-Term Investments	-	3,508	-
Other Financial Instruments^	-	(1,073)	-

Total	$ -	$ 84,454	$ -

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio 107

High Yield Bond Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower quality securities, which may represent a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the Portfolio’s existing bonds drops, which could negatively affect overall fund performance.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,227.01	$ 2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$ 2.46

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

108 High Yield Bond Portfolio

High Yield Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Preferred Stocks (0.0%)	Shares/ $ Par	Value $ (000’s)

	Financials (0.0%)

	Preferred Blocker, Inc., 7.00%, 12/31/49 144A	379	163

	Total Preferred Stocks (Cost: $95)		163

	Bonds (91.8%)

	Aerospace/Defense (1.6%)

	Alliant Techsystems, Inc., 6.75%, 4/1/16	905,000	830
	Bombardier, Inc., 8.00%, 11/15/14 144A	584,000	550
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	927,000	390
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	860,000	361
	L-3 Communications Corp., 6.375%, 10/15/15	495,000	449
	L-3 Communications Corp., 7.625%, 6/15/12	1,335,000	1,338

	Total		3,918

	Autos/Vehicle Parts (2.3%)

	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	1,540,000	477
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	575,000	440
	Ford Motor Credit Co. LLC, 8.625%, 11/1/10	710,000	667
	Ford Motor Credit Co. LLC, 9.875%, 8/10/11	2,980,000	2,757
(d)	General Motors Corp., 7.20%, 1/15/11	380,000	47
(d)	General Motors Corp., 8.375%, 7/15/33	1,475,000	188
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	1,020,000	1,030
	Lear Corp., 5.75%, 8/1/14	340,000	87
	Lear Corp., 8.75%, 12/1/16	532,000	140
(d)	Visteon Corp., 8.25%, 8/1/10	993,000	30

	Bonds (91.8%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts continued
(d)	Visteon Corp., 12.25%, 12/31/16 144A	1,547,000	54

	Total		5,917

	Basic Materials (11.3%)

(d)	Abitibi-Consolidated Co. of Canada, 15.50%, 7/15/10 144A	905,000	145
	ArcelorMittal, 9.85%, 6/1/19	905,000	977
	Ashland, Inc., 9.125%, 6/1/17 144A	750,000	780
	BWAY Corp., 10.00%, 4/15/14 144A	545,000	544
	Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	507,000	494
	Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	825,000	806
	Domtar Corp., 10.75%, 6/1/17	655,000	629
	FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	2,370,000	2,275
	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	1,360,000	1,374
	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	1,375,000	1,385
	Georgia-Pacific LLC, 7.00%, 1/15/15 144A	1,853,000	1,733
	Georgia-Pacific LLC, 7.125%, 1/15/17 144A	594,000	552
	Georgia-Pacific LLC, 8.25%, 5/1/16 144A	850,000	824
	Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14	455,000	423
	Graphic Packaging International, Inc., 9.50%, 8/15/13	1,031,000	985
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	1,500,000	675
	Huntsman International LLC, 7.375%, 1/1/15	755,000	593
	Invista, 9.25%, 5/1/12 144A	875,000	825
	The Mosaic Co., 7.625%, 12/1/16 144A	530,000	537

	Bonds (91.8%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued
	Nalco Co., 8.25%, 5/15/17 144A	815,000	819
	NewPage Corp., 10.00%, 5/1/12	750,000	360
	Norampac Industries, Inc., 6.75%, 6/1/13	625,000	534
	Novelis, Inc., 7.25%, 2/15/15	2,098,000	1,594
	Owens-Brockway Glass Container, Inc., 7.375%, 5/15/16 144A	905,000	878
	Peabody Energy Corp., 7.375%, 11/1/16	185,000	175
	Peabody Energy Corp., 7.875%, 11/1/26	1,095,000	944
	Sealed Air Corp., 7.875%, 6/15/17 144A	1,360,000	1,348
(d)	Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	1,110,000	411
(d)	Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	1,015,000	388
	Steel Dynamics, Inc., 6.75%, 4/1/15	890,000	792
(d)	Stone Container Finance Co. of Canada II, 7.375%, 7/15/14	800,000	366
	Teck Resources, Ltd., 9.75%, 5/15/14 144A	1,360,000	1,408
	Teck Resources, Ltd., 10.25%, 5/15/16 144A	340,000	356
	Teck Resources, Ltd., 10.75%, 5/15/19 144A	1,020,000	1,097
	Texas Industries, Inc., 7.25%, 7/15/13 144A	470,000	425

	Total		28,451

	Capital Goods (2.1%)

	Case New Holland, Inc., 7.125%, 3/1/14	885,000	808
	Da-Lite Screen Co., Inc., 9.50%, 5/15/11	675,000	590
	RSC Equipment Rental, Inc., 9.50%, 12/1/14	1,042,000	836
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 144A	950,000	949
	SPX Corp., 7.625%, 12/15/14	820,000	791
	Terex Corp., 8.00%, 11/15/17	735,000	565
	United Rentals North America, Inc., 10.875%, 6/15/16 144A	905,000	869

	Total		5,408

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio 109

High Yield Bond Portfolio

Bonds (91.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Products/Retailing (3.8%)
GameStop Corp./GameStop, Inc., 8.00%, 10/1/12	1,105,000	1,113
Levi Strauss & Co., 8.875%, 4/1/16	1,275,000	1,234
Limited Brands, Inc., 8.50%, 6/15/19 144A	1,020,000	977
The Neiman Marcus Group, Inc., 10.375%, 10/15/15	1,630,000	953
New Albertson’s, Inc., 7.25%, 5/1/13	860,000	826
Rite Aid Corp., 7.50%, 3/1/17	1,017,000	796
Rite Aid Corp., 9.375%, 12/15/15	540,000	356
Rite Aid Corp., 9.75%, 6/12/16 144A	340,000	340
Rite Aid Corp., 10.375%, 7/15/16	470,000	423
SUPERVALU, Inc., 7.50%, 11/15/14	1,120,000	1,075
SUPERVALU, Inc., 8.00%, 5/1/16	910,000	883
Warnaco, Inc., 8.875%, 6/15/13	710,000	717

Total		9,693

Energy (13.0%)

Basic Energy Services, Inc., 7.125%, 4/15/16	785,000	624
Chesapeake Energy Corp., 6.375%, 6/15/15	823,000	732
Chesapeake Energy Corp., 6.625%, 1/15/16	1,405,000	1,233
Chesapeake Energy Corp., 7.25%, 12/15/18	750,000	652
Chesapeake Energy Corp., 7.50%, 9/15/13	1,120,000	1,072
Chesapeake Energy Corp., 7.625%, 7/15/13	605,000	575
Cimarex Energy Co., 7.125%, 5/1/17	1,015,000	893
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	405,000	372
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16 144A	905,000	903
Complete Production Services, Inc., 8.00%, 12/15/16	478,000	409
Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	730,000	442
El Paso Corp., 7.00%, 6/15/17	1,125,000	1,025
El Paso Corp., 7.25%, 6/1/18	1,175,000	1,085

Bonds (91.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued
El Paso Corp., 7.75%, 1/15/32	1,095,000	891
El Paso Corp., 8.25%, 2/15/16	445,000	433
Forest Oil Corp., 7.25%, 6/15/19	1,100,000	984
Forest Oil Corp., 8.50%, 2/15/14 144A	445,000	437
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	1,090,000	995
Key Energy Services, Inc., 8.375%, 12/1/14	1,100,000	971
Linn Energy LLC, 9.875%, 7/1/18	705,000	620
Linn Energy LLC, 11.75%, 5/15/17 144A	815,000	792
Mariner Energy, Inc., 8.00%, 5/15/17	445,000	369
Mariner Energy, Inc., 11.75%, 6/30/16	680,000	677
Newfield Exploration Co., 6.625%, 9/1/14	190,000	175
Newfield Exploration Co., 6.625%, 4/15/16	1,045,000	943
OPTI Canada, Inc., 8.25%, 12/15/14	1,645,000	1,086
Petrohawk Energy Corp., 7.875%, 6/1/15	470,000	435
Petrohawk Energy Corp., 9.125%, 7/15/13	1,291,000	1,284
Petrohawk Energy Corp., 10.50%, 8/1/14 144A	360,000	368
Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	528,000	438
Plains Exploration & Production Co., 7.00%, 3/15/17	680,000	595
Plains Exploration & Production Co., 7.625%, 6/1/18	470,000	422
Plains Exploration & Production Co., 7.75%, 6/15/15	495,000	463
Pride International, Inc., 8.50%, 6/15/19	905,000	894
Range Resources Corp., 6.375%, 3/15/15	1,119,000	1,031
Range Resources Corp., 7.25%, 5/1/18	150,000	140
Range Resources Corp., 7.50%, 5/15/16	235,000	226
SandRidge Energy, Inc., 8.00%, 6/1/18 144A	470,000	402
SandRidge Energy, Inc., 9.875%, 5/15/16 144A	910,000	878
SESI LLC, 6.875%, 6/1/14	1,145,000	1,039

	Bonds (91.8%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Sonat, Inc., 7.625%, 7/15/11	315,000	309
	Southwestern Energy Co., 7.50%, 2/1/18 144A	830,000	797
	Tennessee Gas Pipeline Co., 8.00%, 2/1/16	220,000	230
	Tesoro Corp., 6.625%, 11/1/15	1,125,000	1,010
	W&T Offshore, Inc., 8.25%, 6/15/14 144A	1,040,000	801
	Whiting Petroleum Corp., 7.25%, 5/1/13	1,379,000	1,307
	The Williams Cos., Inc., 8.75%, 1/15/20 144A	225,000	234

	Total		32,693

	Financials (4.7%)

	Crum & Forster Holdings Corp., 7.75%, 5/1/17	772,000	670
	E*TRADE Financial Corp., 7.875%, 12/1/15	1,320,000	1,043
	E*TRADE Financial Corp., 8.00%, 6/15/11	1,525,000	1,784
	General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	680,000	585
	General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	2,375,000	2,155
	General Motors Acceptance Corp. LLC, 8.00%, 11/1/31 144A	1,519,000	1,063
	International Lease Finance Corp., 5.875%, 5/1/13	405,000	307
	JPMorgan Chase & Co., 7.90%, 4/29/49	1,120,000	980
	LaBranche & Co., Inc., 11.00%, 5/15/12	561,000	511
	SLM Corp., 4.50%, 7/26/10	1,810,000	1,710
	UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	825,000	680
	Wells Fargo & Co., 7.98%, 3/29/49	560,000	465

	Total		11,953

	Foods (2.9%)

	Constellation Brands, Inc., 7.25%, 9/1/16	1,070,000	990
	Constellation Brands, Inc., 7.25%, 5/15/17	870,000	805
	Constellation Brands, Inc., 8.375%, 12/15/14	455,000	456
	Dole Food Co., 13.875%, 3/15/14 144A	615,000	677
(d)	Pilgrim’s Pride Corp., 7.625%, 5/1/15	1,313,000	1,142

The Accompanying Notes are an Integral Part of the Financial Statements.

110 High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (91.8%)	Shares/ $ Par	Value $ (000’s)

Foods continued
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	735,000	665
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	860,000	727
Smithfield Foods, Inc., 7.75%, 5/15/13	870,000	713
Smithfield Foods, Inc., 7.75%, 7/1/17	760,000	553
Smithfield Foods, Inc., 10.00%, 7/15/14 144A	545,000	538

Total		7,266

Gaming/Leisure/Lodging (9.6%)

AMC Entertainment, Inc., 8.75%, 6/1/19 144A	1,360,000	1,278
AMC Entertainment, Inc., 11.00%, 2/1/16	678,000	656
Caesars Entertainment, Inc., 8.125%, 5/15/11	885,000	735
Cinemark USA, Inc., 8.625%, 6/15/19 144A	340,000	336
Corrections Corp. of America, 7.75%, 6/1/17	1,065,000	1,049
Felcor Lodging LP, 9.00%, 6/1/11	1,117,000	983
Harrah’s Operating Co., Inc., 5.50%, 7/1/10	750,000	667
Harrah’s Operating Co., Inc., 10.00%, 12/15/18 144A	1,858,000	1,068
Harrah’s Operating Co., Inc., 11.25%, 6/1/17 144A	1,360,000	1,285
The Hertz Corp., 8.875%, 1/1/14	840,000	773
Host Hotels & Resorts LP, 7.125%, 11/1/13	2,865,000	2,693
Las Vegas Sands Corp., 6.375%, 2/15/15	1,845,000	1,365
Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	1,375,000	687
MGM MIRAGE, Inc., 6.75%, 9/1/12	900,000	639
MGM MIRAGE, Inc., 7.50%, 6/1/16	1,800,000	1,168
MGM MIRAGE, Inc., 8.375%, 2/1/11	1,125,000	900
MGM MIRAGE, Inc., 10.375%, 5/15/14 144A	680,000	706
MGM MIRAGE, Inc., 11.125%, 11/15/17 144A	950,000	1,007
Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	1,095,000	712

	Bonds (91.8%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	375,000	285
	Seminole Hard Rock Entertainment, Inc., 3.129%, 3/15/14 144A	540,000	373
	Speedway Motorsports, Inc., 8.75%, 6/1/16 144A	680,000	689
	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	910,000	855
	Universal City Development Partners, Ltd., 11.75%, 4/1/10	907,000	864
	Universal City Florida Holding Co. I & II, 8.375%, 5/1/10	400,000	326
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	2,395,000	2,088

	Total		24,187

	Health Care/Pharmaceuticals (8.6%)

(c)	Biomet, Inc., 10.375%, 10/15/17	1,874,500	1,814
	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 144A	850,000	842
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	2,585,000	2,533
	DaVita, Inc., 7.25%, 3/15/15	1,110,000	1,043
	FMC Finance III SA, 6.875%, 7/15/17	540,000	502
	Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	410,000	417
	Fresenius US Finance II, Inc., 9.00%, 7/15/15 144A	445,000	464
	HCA, Inc., 6.75%, 7/15/13	905,000	796
	HCA, Inc., 8.50%, 4/15/19 144A	680,000	667
	HCA, Inc., 9.125%, 11/15/14	782,000	774
	HCA, Inc., 9.25%, 11/15/16	2,524,000	2,486
(c)	HCA, Inc., 9.625%, 11/15/16	1,339,000	1,326
	HCA, Inc., 9.875%, 2/15/17 144A	135,000	136
	Health Management Associates, Inc., 6.125%, 4/15/16	1,110,000	952
	Senior Housing Properties Trust, 8.625%, 1/15/12	610,000	599

	Bonds (91.8%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
	Service Corp. International, 6.75%, 4/1/15	280,000	253
	Service Corp. International, 6.75%, 4/1/16	825,000	745
	Service Corp. International, 7.375%, 10/1/14	175,000	165
	Tenet Healthcare Corp., 7.375%, 2/1/13	1,120,000	1,008
	Tenet Healthcare Corp., 8.875%, 7/1/19 144A	1,360,000	1,367
	US Oncology, Inc., 9.125%, 8/15/17 144A	815,000	809
	Valeant Pharmaceuticals International, 8.375%, 6/15/16 144A	410,000	407
	Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	1,775,000	1,590

	Total		21,695

	Media (9.4%)

(d)	CCH I LLC/CCH I Capital Corp., 11.00%, 10/1/15	1,340,000	161
(d)	CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10	1,680,000	1,767
	CSC Holdings, Inc., 7.625%, 4/1/11	820,000	812
	CSC Holdings, Inc., 7.875%, 2/15/18	1,740,000	1,629
	CSC Holdings, Inc., 8.50%, 4/15/14 144A	280,000	277
	CSC Holdings, Inc., 8.625%, 2/15/19 144A	445,000	433
(d)	Dex Media West LLC/Dex Media West Finance Co., 8.50%, 8/15/10	680,000	490
(d)	Dex Media West LLC/Dex Media West Finance Co., 9.875%, 8/15/13	1,355,000	207
	DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, 5/15/16	2,035,000	1,979
	DISH DBS Corp., 7.00%, 10/1/13	1,015,000	964
	DISH DBS Corp., 7.125%, 2/1/16	1,310,000	1,222
	DISH DBS Corp., 7.75%, 5/31/15	1,095,000	1,043
	Intelsat Corp., 9.25%, 8/15/14 144A	755,000	730
	Intelsat Jackson Holdings, Ltd., 11.25%, 6/15/16	740,000	755

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio 111

High Yield Bond Portfolio

	Bonds (91.8%)	Shares/ $ Par	Value $ (000’s)

	Media continued
	Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/15 144A	135,000	130
	Intelsat, Ltd., 7.625%, 4/15/12	890,000	792
	The Interpublic Group of Cos., Inc., 10.00%, 7/15/17 144A	340,000	343
	Kabel Deutschland GmbH, 10.625%, 7/1/14	1,215,000	1,253
	Lamar Media Corp., 6.625%, 8/15/15	1,875,000	1,632
	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	395,000	355
	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	890,000	848
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16 144A	395,000	384
	Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/14 144A	445,000	442
	Quebecor Media, Inc., 7.75%, 3/15/16	1,100,000	997
(d)	RH Donnelley, Inc., 11.75%, 5/15/15 144A	905,000	416
	Univision Communications, Inc., 12.00%, 7/1/14 144A	610,000	599
	Videotron Ltee, 6.375%, 12/15/15	340,000	305
	Videotron Ltee, 6.875%, 1/15/14	838,000	775
	Videotron Ltee, 9.125%, 4/15/18	185,000	188
	Virgin Media Finance PLC, 9.50%, 8/15/16	1,130,000	1,113
	XM Satellite Radio, Inc., 11.25%, 6/15/13 144A	545,000	541

	Total		23,582

	Real Estate (0.5%)

	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	1,355,000	1,223

	Total		1,223

	Services (0.7%)

	ARAMARK Corp., 8.50%, 2/1/15	905,000	878
	WCA Waste Corp., 9.25%, 6/15/14	880,000	798

	Total		1,676

	Bonds (91.8%)	Shares/ $ Par	Value $ (000’s)

	Technology (3.1%)
	First Data Corp., 9.875%, 9/24/15	1,285,000	912
	Flextronics International, Ltd., 6.50%, 5/15/13	1,130,000	1,088
(c)	Freescale Semiconductor, Inc., 9.125%, 12/15/14	878,326	325
	Iron Mountain, Inc., 7.75%, 1/15/15	890,000	855
	Iron Mountain, Inc., 8.00%, 6/15/20	1,440,000	1,339
	STATS ChipPAC, Ltd., 6.75%, 11/15/11	662,000	636
	STATS ChipPAC, Ltd., 7.50%, 7/19/10	675,000	668
	Sungard Data Systems, Inc., 10.625%, 5/15/15 144A	800,000	784
	SunGard Data Systems, Inc., 9.125%, 8/15/13	670,000	633
	Unisys Corp., 8.00%, 10/15/12	810,000	486

	Total		7,726

	Telecommunications (7.2%)

	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 144A	905,000	882
	Cricket Communications, Inc., 7.75%, 5/15/16 144A	1,360,000	1,309
	Cricket Communications, Inc., 10.00%, 7/15/15 144A	470,000	466
	Crown Castle International Corp., 9.00%, 1/15/15	220,000	224
	Frontier Communications Corp., 8.25%, 5/1/14	1,135,000	1,073
	Frontier Communications Corp., 9.00%, 8/15/31	1,320,000	1,089
	MetroPCS Wireless, Inc., 9.25%, 11/1/14 144A	1,110,000	1,099
	Nextel Communications, Inc., 6.875%, 10/31/13	890,000	736
	Qwest Corp., 6.50%, 6/1/17	1,035,000	911
	Qwest Corp., 7.50%, 10/1/14	221,000	211
	Qwest Corp., 7.625%, 6/15/15	750,000	705
	Qwest Corp., 7.875%, 9/1/11	986,000	986
	Qwest Corp., 8.375%, 5/1/16 144A	455,000	439
	Rogers Communications, Inc., 8.00%, 12/15/12	1,220,000	1,257
	Sprint Capital Corp., 6.90%, 5/1/19	1,635,000	1,353

Bonds (91.8%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued
Sprint Capital Corp., 8.375%, 3/15/12	1,200,000	1,182
Sprint Nextel Corp., 6.00%, 12/1/16	1,565,000	1,279
Windstream Corp., 7.00%, 3/15/19	680,000	592
Windstream Corp., 8.125%, 8/1/13	1,150,000	1,113
Windstream Corp., 8.625%, 8/1/16	1,220,000	1,168

Total		18,074

Transportation (1.8%)

Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	1,150,000	966
Kansas City Southern de Mexico SAB de CV, 7.625%, 12/1/13	470,000	404
Kansas City Southern de Mexico SAB de CV, 9.375%, 5/1/12	933,000	886
Stena AB, 7.50%, 11/1/13	2,675,000	2,254

Total		4,510

Utilities (9.2%)

The AES Corp., 7.75%, 10/15/15	1,495,000	1,390
The AES Corp., 8.00%, 10/15/17	825,000	767
The AES Corp., 8.00%, 6/1/20	755,000	678
Ameren Corp., 8.875%, 5/15/14	905,000	934
Aquila, Inc., 7.95%, 2/1/11	78,000	81
Aquila, Inc., 11.875%, 7/1/12	755,000	834
CMS Energy Corp., 8.75%, 6/15/19	270,000	273
Dynegy Holdings, Inc., 7.50%, 6/1/15	1,300,000	1,084
Dynegy Holdings, Inc., 7.75%, 6/1/19	815,000	635
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,465,000	1,242
Edison Mission Energy, 7.00%, 5/15/17	1,585,000	1,217
Edison Mission Energy, 7.20%, 5/15/19	1,846,000	1,375
Elwood Energy LLC, 8.159%, 7/5/26	1,013,030	842
Energy Future Holdings Corp., 10.875%, 11/1/17	1,100,000	803
Indiantown Cogeneration LP, 9.77%, 12/15/20	1,740,000	1,615
Mirant Americas Generation LLC, 8.50%, 10/1/21	2,265,000	1,789

The Accompanying Notes are an Integral Part of the Financial Statements.

112 High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (91.8%)	Shares/ $ Par	Value $ (000’s)

Utilities continued
NRG Energy, Inc., 7.25%, 2/1/14	925,000	897
NRG Energy, Inc., 7.375%, 2/1/16	665,000	629
NRG Energy, Inc., 7.375%, 1/15/17	816,000	769
NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	948,000	758
NV Energy, Inc., 8.625%, 3/15/14	392,000	386
RRI Energy, Inc., 7.625%, 6/15/14	1,370,000	1,254
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	4,500,000	2,801

Total		23,053

Total Bonds (Cost: $249,307)		231,025

Short-Term Investments (6.4%)

Cable/Media/Broadcasting/Satellite (2.0%)

Verizon Communications, Inc., 0.32%, 7/7/09	5,000,000	5,000

Total		5,000

Finance Lessors (2.0%)

Kitty Hawk Funding Corp., 0.27%, 7/10/09	5,000,000	5,000

Total		5,000

Finance Services (2.0%)

Barton Capital LLC, 0.27%, 7/15/09	5,000,000	4,999

Total		4,999

Oil and Gas (0.4%)

Devon Energy Corp., 0.35%, 7/1/09	1,000,000	1,000

Total		1,000

Total Short-Term Investments (Cost: $15,999)		15,999

Total Investments (98.2%) (Cost: $265,401)(a)		247,187

Other Assets, Less Liabilities (1.8%)		4,539

Net Assets (100.0%)		251,726

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009 the value of these securities (in thousands) was $51,046 representing 20.28% of the net assets.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $265,401 and the net unrealized depreciation of investments based on that cost was $18,214 which is comprised of $7,797 aggregate gross unrealized appreciation and $26,011 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio 113

High Yield Bond Portfolio

(c)	PIK - Payment In Kind

(d)	Defaulted Security

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Preferred Stocks	$ -	$ 163	$ -
Corporate Bonds	-	229,456	1,569
Short-Term Instruments	-	15,999	-
Other Financial Instruments#	-	-	-

Total	$ -	$ 245,618	$ 1,569

# On June 30, 2009 this Portfolio did not hold any derivative instruments.

The following is a reconciliation of the Portfolio’s Level 3 assets for which significant unobservable inputs were used to determine fair value.

Corporate Bonds
Balance at 12/31/2008	$ -
Change in Unrealized Appreciation (Depreciation)	(44)
Transfers In/Out of Level 3	1,613

Balance at 6/30/2009	$ 1,569

The Accompanying Notes are an Integral Part of the Financial Statements.

114 High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on fixed income investments.

Sector Allocation is subject to change.

The Portfolio invests in lower-quality securities, which may present a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the Portfolio’s existing bonds drops, which could negatively affect overall fund performance.

The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,088.13	$4.50
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.48	$4.36

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Multi-Sector Bond Portfolio 115

Multi-Sector Bond Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Corporate Bonds (62.7%)	Shares/ $ Par	Value $ (000’s)

	Aerospace/Defense (0.0%)

	Northwest Airlines, Inc., 7.626%, 4/1/10	30,686	27
	United Air Lines Pass- Through Certificates, 7.73%, 7/1/10	18,176	18

	Total		45

	Banking (19.2%)

(k)	American Express Bank FSB, 0.399%, 7/13/10	250,000	244
(k)	Bank of America Corp., 0.989%, 6/22/12	900,000	912
(k)	Bank of America Corp., 5.75%, 12/1/17	700,000	623
(k)	Barclays Bank PLC, 5.45%, 9/12/12	250,000	261
	Barclays Bank PLC, 10.179%, 6/12/21 144A	560,000	599
(k)	Barclays Bank PLC New York, 1.066%, 8/10/09	200,000	200
(k)	The Bear Stearns LLC, 0.974%, 5/18/10	100,000	100
(k)	The Bear Stearns LLC, 6.40%, 10/2/17	425,000	426
(k)	The Bear Stearns LLC, 7.25%, 2/1/18	200,000	211
(k)	Citigroup Capital XXI, 8.30%, 12/21/57	1,200,000	936
(k)	Citigroup Funding, Inc., 2.036%, 5/7/10	200,000	196
(k)	Citigroup, Inc., 0.631%, 12/28/09	1,100,000	1,089
(k)	Citigroup, Inc., 8.40%, 4/29/49	300,000	225
	Credit Suisse/New York NY, 5.00%, 5/15/13	300,000	307
(k)	The Goldman Sachs Group, Inc., 0.901%, 6/28/10	1,000,000	995
(k)	The Goldman Sachs Group, Inc., 6.15%, 4/1/18	200,000	195
(k)	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	450,000	400
(k)	HSBC Holdings PLC, 6.50%, 5/2/36	760,000	742
(k)	ING Bank NV, 2.625%, 2/9/12 144A	900,000	911
(k)	JPMorgan Chase Bank NA, 0.959%, 6/13/16	1,500,000	1,223
(d)	Lehman Brothers Holdings, Inc., 0.00%, 11/10/09	200,000	29

	Corporate Bonds (62.7%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
(d)	Lehman Brothers Holdings, Inc., 0.00%, 5/25/10	200,000	29
(d)	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12	300,000	44
(d)	Lehman Brothers Holdings, Inc., 6.20%, 9/26/14	100,000	15
	Lloyds Banking Group PLC, 5.92%, 9/1/49 144A	660,000	231
	Lloyds TSB Bank PLC, 2.80%, 4/2/12 144A	2,000,000	2,022
(k)	Merrill Lynch & Co., 6.875%, 4/25/18	800,000	740
(k)	Morgan Stanley, 3.006%, 5/14/10	100,000	100
(k)	Morgan Stanley, 5.75%, 8/31/12	100,000	103
(k)	Morgan Stanley, 5.95%, 12/28/17	200,000	192
(k)	Morgan Stanley, 6.00%, 4/28/15	500,000	499
(k)	Regions Financial Corp., 0.774%, 6/26/12	1,300,000	1,022
	The Royal Bank of Scotland PLC, 2.625%, 5/11/12 144A	1,400,000	1,410
	Santander Perpetual SA Unipersonal, 6.671%, 10/24/49 144A	300,000	222
	Societe Financement de l’Economie Francaise, 3.375%, 5/5/14 144A	300,000	301
(k)	UBS AG/Stamford Branch, 1.090%, 7/23/09	700,000	700
(k)	UBS AG/Stamford Branch, 1.927%, 5/5/10	100,000	100
(k)	UBS AG/Stamford Branch, 5.75%, 4/25/18	300,000	273
(k)	UBS AG/Stamford Branch, 5.875%, 12/20/17	100,000	93
(k)	Wachovia Bank NA, 1.396%, 11/3/14	500,000	415
(k)	Wachovia Bank NA, 1.806%, 5/14/10	900,000	900
(k)	Wachovia Corp., 5.50%, 5/1/13	100,000	103
(k)	Wells Fargo & Co., 4.375%, 1/31/13	400,000	403
(k)	Wells Fargo & Co., 5.25%, 10/23/12	410,000	424

	Corporate Bonds (62.7%)	Shares/ $ Par	Value $ (000’s)

	Banking continued
(k)	Wells Fargo Capital XIII, 7.70%, 12/29/49	200,000	166

	Total		21,331

	Basic Materials (0.9%)

(k)	Berry Plastics Holding Corp., 8.875%, 9/15/14	100,000	84
	C8 Capital SPV, Ltd., 6.64%, 12/31/49	1,000,000	530
(k)	Georgia-Pacific LLC, 7.125%, 1/15/17 144A	400,000	372

	Total		986

	Cable/Media/Broadcasting/Satellite (1.4%)

(d)	Charter Communications Operating LLC/Charter Communications Operating Capital, 10.00%, 4/30/12 144A	125,000	120
(d)	Charter Communications Operating LLC/Charter Communications Operating Capital, 10.375%, 4/30/14 144A	125,000	120
	CSC Holdings, Inc., 7.625%, 4/1/11	150,000	149
(d)	Dex Media West LLC/Dex Media West Finance Co., 8.50%, 8/15/10	75,000	54
(k)	DISH DBS Corp., 7.125%, 2/1/16	325,000	303
(k)	Quebecor Media, Inc., 7.75%, 3/15/16	125,000	113
	Viacom, Inc., 5.75%, 4/30/11	690,000	706

	Total		1,565

	Consumer Products / Retailing (0.9%)

(k)	Altria Group, Inc., 9.25%, 8/6/19	900,000	1,011

	Total		1,011

	Electric Utilities (0.9%)

(k)	Dominion Resources, Inc., 1.664%, 6/17/10	600,000	597
(k)	Duke Energy Corp., 6.30%, 2/1/14	100,000	108
	Enel Finance International SA, 5.70%, 1/15/13 144A	100,000	104
	Nevada Power Co., 6.75%, 7/1/37	50,000	52
(k)	RRI Energy, Inc., 6.75%, 12/15/14	57,000	55

The Accompanying Notes are an Integral Part of the Financial Statements

116 Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

	Corporate Bonds (62.7%)	Shares/ $ Par	Value $ (000’s)

	Electric Utilities continued

(k)	Sierra Pacific Power Co., 6.75%, 7/1/37	75,000	77

	Total		993

	Electronics (0.1%)

(k)	Celestica, Inc., 7.875%, 7/1/11	150,000	150

	Total		150

	Gaming/Lodging/Leisure (0.1%)

(k)	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	95,000	84

	Total		84

	Gas Pipelines (0.6%)

(k)	El Paso Corp., 7.00%, 6/15/17	325,000	296
	Florida Gas Transmission Co. LLC, 7.90%, 5/15/19 144A	100,000	110
(k)	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	100,000	103
(d)	SemGroup LP, 8.75%, 11/15/15 144A	500,000	20
(k)	The Williams Cos., Inc., 7.625%, 7/15/19	125,000	123

	Total		652

	Health Care/Pharmaceuticals (2.1%)

(k)	Amgen, Inc., 5.70%, 2/1/19	1,000,000	1,055
(c)	Biomet, Inc., 10.375%, 10/15/17	200,000	194
	Biomet, Inc., 11.625%, 10/15/17	198,000	194
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	325,000	318
	HCA, Inc., 9.25%, 11/15/16	360,000	355
	Roche Holdings, Inc., 2.661%, 2/25/11 144A	200,000	202

	Total		2,318

	Independent Finance (4.3%)

	American Honda Finance Corp., 1.416%, 2/5/10 144A	200,000	200
	Caterpillar Financial Services Corp., 1.354%, 6/24/11	900,000	889
	Ford Motor Credit Co. LLC, 7.375%, 10/28/09	300,000	297
	Ford Motor Credit Co. LLC, 7.375%, 2/1/11	100,000	91
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	100,000	76
	Ford Motor Credit Co. LLC, 9.875%, 8/10/11	100,000	92

Corporate Bonds (62.7%)	Shares/ $ Par	Value $ (000’s)

Independent Finance continued
General Electric Capital Corp., 0.778%, 10/6/15	1,300,000	1,032
General Electric Capital Corp., 5.45%, 1/15/13	650,000	667
General Motors Acceptance Corp. LLC, 6.00%, 12/15/11	20,000	17
General Motors Acceptance Corp. LLC, 7.00%, 2/1/12	100,000	83
General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	100,000	91
General Motors Acceptance Corp. LLC, 7.75%, 1/19/10	200,000	195
International Lease Finance Corp., 4.95%, 2/1/11	200,000	170
John Deere Capital Corp., 1.40%, 6/10/11	900,000	893

Total		4,793

Information/Data Technology (1.2%)

Oracle Corp., 5.00%, 1/15/11	1,300,000	1,363

Total		1,363

Life Insurance (0.3%)

Genworth Global Funding Trusts, 1.321%, 4/15/14	300,000	148
Hartford Life Global Funding Trusts, 0.809%, 6/16/14	300,000	188

Total		336

Metals/Mining (0.4%)

BHP Billiton Finance (USA), Ltd., 5.50%, 4/1/14	100,000	107
Vale Overseas, Ltd., 8.25%, 1/17/34	325,000	366

Total		473

Oil & Gas Field Machine and Services (0.2%)

Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	100,000	91
Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16 144A	100,000	100

Total		191

Oil and Gas (6.2%)

AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.125%, 5/20/16	150,000	137
Chesapeake Energy Corp., 6.875%, 1/15/16	300,000	265

Corporate Bonds (62.7%)	Shares/ $ Par	Value $ (000’s)

Oil and Gas continued
Diamond Offshore Drilling, Inc., 5.875%, 5/1/19	200,000	204
EnCana Corp., 6.50%, 5/15/19	100,000	107
GAZ Capital SA, 8.625%, 4/28/34	2,400,000	2,325
Marathon Oil Corp., 6.00%, 10/1/17	1,000,000	1,018
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,100,000	995
Pemex Project Funding Master Trust, 6.625%, 6/15/38	100,000	86
Petroleos Mexicanos, 8.00%, 5/3/19 144A	800,000	868
SandRidge Energy, Inc., 8.625%, 4/1/15	350,000	314
TransCapitalInvest, Ltd. for OJSC AK Transneft, 6.103%, 6/27/12 144A	200,000	194
Valero Energy Corp., 6.125%, 6/15/17	205,000	198
Valero Energy Corp., 6.875%, 4/15/12	50,000	53
XTO Energy, Inc., 7.50%, 4/15/12	100,000	111

Total		6,875

Other Finance (2.6%)

National Rural Utilities Cooperative Finance Corp., 1.983%, 7/1/10	900,000	900
SLM Corp., 0.829%, 3/15/11	200,000	172
SLM Corp., 1.232%, 7/27/09	200,000	199
SLM Corp., 1.252%, 7/26/10	100,000	91
SLM Corp., 1.322%, 10/25/11	1,700,000	1,377
Teco Finance, Inc., 6.75%, 5/1/15	100,000	96

Total		2,835

Paper and Forest Products (0.0%)

Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 8/1/14	75,000	35

Total		35

Property and Casualty Insurance (0.6%)

American International Group, Inc., 5.85%, 1/16/18	500,000	265
American International Group, Inc., 8.25%, 8/15/18 144A	100,000	59

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio 117

Multi-Sector Bond Portfolio

	Corporate Bonds (62.7%)	Shares/ $ Par	Value $ (000’s)

	Property and Casualty Insurance continued
	Metropolitan Life Global Funding I, 0.879%, 3/15/12 144A	300,000	284

	Total		608

	Real Estate Investment Trusts (0.1%)
	Ventas Realty LP/Ventas Capital Corp., 6.75%, 4/1/17	150,000	135

	Total		135

	Retail: Food/Drug (0.2%)

	New Albertson’s, Inc., 7.45%, 8/1/29	125,000	102
	Tesco PLC, 5.50%, 11/15/17 144A	150,000	153

	Total		255

	Services (0.2%)

	Allied Waste North America, Inc., 7.25%, 3/15/15	50,000	51
	ARAMARK Corp., 4.528%, 2/1/15	250,000	203

	Total		254

	Technology (0.2%)

	First Data Corp., 9.875%, 9/24/15	175,000	124
	SunGard Data Systems, Inc., 9.125%, 8/15/13	150,000	142

	Total		266

	Telecommunications (2.2%)

	America Movil SAB de CV, 5.75%, 1/15/15	1,000,000	1,008
	France Telecom SA, 7.75%, 3/1/11	300,000	324
	Frontier Communications Corp., 7.125%, 3/15/19	125,000	107
(d)	Hawaiian Telcom Communications, Inc., 9.75%, 5/1/13	100,000	1
	Qwest Communications International, Inc., 7.50%, 2/15/14	150,000	137
	Qwest Corp., 7.25%, 9/15/25	500,000	382
	Qwest Corp., 8.875%, 3/15/12	75,000	76
	Sprint Nextel Corp., 6.00%, 12/1/16	450,000	368

	Total		2,403

	Tobacco (0.0%)

	Reynolds American, Inc., 6.75%, 6/15/17	50,000	47

	Total		47

Corporate Bonds (62.7%)	Shares/ $ Par	Value $ (000’s)

Utilities (1.0%)

The AES Corp., 8.00%, 10/15/17	100,000	93
The AES Corp., 8.00%, 6/1/20	300,000	269
Energy Future Holdings Corp., 10.875%, 11/1/17	425,000	310
Nalco Co., 7.75%, 11/15/11	6,000	6
Nalco Co., 8.875%, 11/15/13	20,000	21
NRG Energy, Inc., 7.375%, 1/15/17	430,000	405

Total		1,104

Vehicle Parts (0.2%)

ArvinMeritor, Inc., 8.125%, 9/15/15	65,000	34
ArvinMeritor, Inc., 8.75%, 3/1/12	65,000	41
Cooper-Standard Automotive, Inc., 7.00%, 12/15/12	150,000	29
Tenneco, Inc., 8.625%, 11/15/14	100,000	72

Total		176

Yankee Sovereign (16.6%)

Brazilian Government International Bond, 5.875%, 1/15/19	800,000	807
Brazilian Government International Bond, 6.00%, 1/17/17	1,000,000	1,026
Brazilian Government International Bond, 8.25%, 1/20/34	200,000	238
Brazilian Government International Bond, 8.875%, 10/14/19	900,000	1,102
Brazilian Government International Bond, 8.875%, 4/15/24	500,000	621
Brazilian Government International Bond, 11.00%, 8/17/40	1,200,000	1,561
Colombia Government International Bond, 7.375%, 1/27/17	1,500,000	1,615
Indonesia Government International Bond, 6.875%, 1/17/18	100,000	96
Indonesia Government International Bond, 11.625%, 3/4/19 144A	900,000	1,140
Mexico Government International Bond, 6.75%, 9/27/34	200,000	202
Mexico Government International Bond, 8.30%, 8/15/31	300,000	358

	Corporate Bonds (62.7%)	Shares/ $ Par	Value $ (000’s)

	Yankee Sovereign continued
	Panama Government International Bond, 7.25%, 3/15/15	1,100,000	1,199
	Philippine Government International Bond, 7.75%, 1/14/31	1,300,000	1,352
	Philippine Government International Bond, 8.375%, 6/17/19	300,000	345
	Russian Government International Bond, 7.50%, 3/31/30	4,800,000	4,726
	South Africa Government International Bond, 6.875%, 5/27/19	700,000	719
(k)	United Mexican States, 5.95%, 3/19/19	1,300,000	1,313

	Total		18,420

	Total Corporate Bonds (Cost: $73,918)		69,704

	Foreign Bonds (4.5%)

	Cable/Media/Broadcasting/Satellite (0.1%)

	UnityMedia Hessen GmbH & Co. KG, 4.259%, 4/15/13	75,000	96

	Total		96

	Governments (3.5%)

	Brazilian Government International Bond, 12.50%, 1/5/22	1,650,000	935
	United Kingdom Gilt, 4.50%, 12/7/42	200,000	335
	Uruguay Government International Bond, 6.875%, 1/19/16	2,000,000	2,651

	Total		3,921

	Independent Finance (0.9%)

	General Electric Capital Corp., 4.625%, 9/15/66	980,000	780
	Punch Taverns Finance PLC, 6.468%, 4/15/33	200,000	162

	Total		942

	Property and Casualty Insurance (0.0%)

	American International Group, Inc., 8.625%, 5/22/38	100,000	37

	Total		37

	Total Foreign Bonds (Cost: $6,254)		4,996

The Accompanying Notes are an Integral Part of the Financial Statements.

118 Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

	Governments (10.1%)	Shares/ $ Par	Value $ (000’s)

	Governments (10.1%)

(k)	Federal Home Loan Mortgage Corp., 0.888%, 2/1/11	429,000	428
(k)	Federal Home Loan Mortgage Corp., 0.926%, 5/4/11	600,000	601
(k)	Federal Home Loan Mortgage Corp., 0.937%, 8/5/11	500,000	500
(k)	Federal Home Loan Mortgage Corp., 3.75%, 3/27/19	2,300,000	2,260
(k)	Federal National Mortgage Association, 0.966%, 8/5/10	1,031,000	1,033
(k)	Federal National Mortgage Association, 1.375%, 4/28/11	300,000	301
(k)	Federal National Mortgage Association, 6.625%, 11/15/30	5,000,000	6,124

	Total Governments (Cost: $11,103)		11,247

	Municipal Bonds (1.3%)

	Municipal Bonds (1.3%)

	Buckeye Tobacco Settlement Financing Authority, Series 2007- A2, 5.875%, 6/1/30 RB	100,000	70
	Buckeye Tobacco Settlement Financing Authority, Series 2007- A2, 5.875%, 6/1/47 RB	100,000	57
	California Educational Facilities Authority, Series 2007-A, 4.75%, 10/1/37 RB	100,000	92
	Clovis Unified School District of California, Series 2001-B, 0.00%, 8/1/20 GO, NATL-RE FGIC	100,000	54
	East Bay Municipal Utility District, Series 2007-A, 5.00%, 6/1/32 RB, NATL-RE FGIC	400,000	396
	Golden State Tobacco Securitization Corp., Series 2007-A2, 0.00%, 6/1/37 RB	100,000	42
	Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	60
	Los Angeles Community College District, Series 2007-A, 5.00%, 8/1/32 GO, NATL-RE FGIC	100,000	95

Municipal Bonds (1.3%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued
Los Angeles Unified School District, Series 2007-A1, 4.50%, 7/1/23 GO, FSA	100,000	95
North Texas Municipal Water District Water System, Series 2006, 5.00%, 9/1/35 RB, NATL-RE	100,000	100
Northern Tobacco Securitization Corp., Series 2006-A, 5.00%, 6/1/46 RB	200,000	108
State of Florida Department of Transportation, Series 2008-A, 5.25%, 7/1/37 GO	100,000	101
State of Washington Motor Vehicle Fuel Tax, Series 2008-D, 5.00%, 1/1/33 GO	100,000	99
Tobacco Securitization Authority of Southern California, Series A1, 5.00%, 6/1/37 RB	100,000	61

Total Municipal Bonds (Cost: $1,639)		1,430

Structured Products
(33.2%)

Structured Products (33.2%)

American Home Mortgage Assets, Series 2006-4, Class 1A12, 0.524%, 10/25/46	73,905	24
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 5.66%, 9/25/45	23,281	14
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.837%, 6/10/49	100,000	71
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.935%, 2/10/51	100,000	81
Banc of America Funding Corp., Series 2005-H, Class 5A1, 5.357%, 11/20/35	632,513	386
Bank of America Credit Card Trust, Series 2007- A12, Class A12, 0.519%, 1/15/13	1,000,000	990

	Structured Products (33.2%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	Bear Sterns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 5.457%, 5/25/47	83,407	48
	Citigroup Mortgage Loan Trust, Inc., Series 2007- 10, Class 22AA, 5.994%, 9/25/37	84,725	46
	Commercial Mortgage Pass-Through Certificates, Series 2001- JF1A, Class A2F, 0.818%, 2/16/34 144A	760,350	676
	Commercial Mortgage Pass-Through Certificates, Series 2006- C8, Class A4, 5.306%, 12/10/46	100,000	73
	Countrywide Alternative Loan Trust, Series 2006- 0A17, Class 1A1A, 0.51%, 12/20/46	112,032	45
	Countrywide Alternative Loan Trust, Series 2006- 0A9, Class 2A1A, 0.525%, 7/20/46	49,748	19
	Countrywide Alternative Loan Trust, Series 2005- 59, Class 1A1, 0.644%, 11/20/35	26,077	12
	Countrywide Alternative Loan Trust, Series 2005- 62, Class 2A1, 2.34%, 12/25/35	30,828	14
	Encore Credit Receivables Trust, Series 2005-3, Class 2A2, 0.584%, 10/25/35	70,175	67
	Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.549%, 2/15/19	671,130	658
	Federal National Mortgage Association, Series 2007-114, Class A6, 0.514%, 10/27/37	300,000	273
	Federal National Mortgage Association, Series 2003-W6, Class F, 0.664%, 9/25/42	93,738	87
	Federal National Mortgage Association, 5.50%, 12/1/38	1,395,251	1,442
(b)	Federal National Mortgage Association, 6.00%, 8/1/38	7,996,874	8,368
(b)	Federal National Mortgage Association, 6.00%, 9/1/38	6,160,083	6,446
	Federal National Mortgage Association TBA, 5.00%, 7/1/39	8,700,000	8,858

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio 119

Multi-Sector Bond Portfolio

Structured Products (33.2%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association TBA, 5.50%, 7/1/39	4,300,000	4,438
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 5.176%, 1/25/36	17,099	11
Indymac Indx Mortgage Loan Trust, Series 2005- AR12, Class 2A1A, 0.554%, 7/25/35	8,525	4
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.336%, 5/15/47	100,000	77
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4, 5.794%, 2/12/51	100,000	75
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.935%, 2/12/49	100,000	76
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 2/15/40	84,000	61
Lehman XS Trust, Series 2006-8, Class 3A1A, 0.434%, 6/25/36	459,475	365
Long Beach Mortgage Loan Trust, Series 2006- 11, Class 2A1, 0.374%, 12/25/36	19,528	14
Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 2.042%, 4/25/38	828,793	819
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	1,200,000	897
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	100,000	76
Nelnet Student Loan Trust, Series 2006-1, Class A2, 0.671%, 2/23/16	280,522	280
SLM Student Loan Trust, Series 2008-9, Class A, 2.592%, 4/25/23	982,219	1,002
Structured Asset Securities Corp., Series 2006-GEL4, Class A1, 0.434%, 10/25/36 144A	80,280	63

	Structured Products (33.2%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	WaMu Mortgage Pass- Through Certificates, Series 2007-0A1, Class A1A, 2.139%, 2/25/47	53,680	18
	WaMu Mortgage Pass- Through Certificates, Series 2007-HY1, Class 4A1, 5.394%, 2/25/37	58,980	35
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 5.593%, 7/25/36	18,127	12

	Total Structured Products (Cost: $37,396)		37,021

	Short-Term Investments (2.9%)

	Government (0.2%)

(k)	US Treasury Bill, 0.09%, 7/16/09	185,000	185

	Total		185

	Repurchase Agreements (2.7%)

(b)	US Agency Repurchase, 0.07%, dated 6/30/09, due 7/1/09, repurchase price $3,000,006, collateralized by U.S. Government Agency Bond with a value of $3,048,662, 6.00%, 5/15/11	3,000,000	3,000

	Total		3,000

	Total Short-Term Investments (Cost: $3,185)		3,185

	Total Investments (114.7%) (Cost: $133,495)(a)		127,583

	Other Assets, Less Liabilities (-14.7%)		(16,354)

	Net Assets (100.0%)		111,229

The Accompanying Notes are an Integral Part of the Financial Statements.

120 Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009 the value of these securities (in thousands) was $10,481 representing 9.42% of the net assets.

GO — General Obligation

RB — Revenue Bond

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance

NATL-RE — National Public Finance Guarantee Corp.

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $133,495 and the net unrealized depreciation of investments based on that cost was $5,912 which is comprised of $1,774 aggregate gross unrealized appreciation and $7,686 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
90 Day Euro $ Commodity Future (Long) (Total Notional Value at June 30, 2009, $86,488)	353	12/10	$(272)
Euro Bund Future (Long) (Total Notional Value at June 30, 2009, $3,174)	19	9/09	67

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(h)	Forward foreign currency contract outstanding on June 30, 2009

Type		Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	CNY	6,565	9/09	$14		—	$14
Sell	EUR	2,673	7/09	—	(20)		(20)
Sell	GBP	285	8/09	—		0	— (m)
Sell	MXN	155	11/09	—		0	— (m)
Buy	MYR	71	8/09	0		—	— (m)
Sell	MYR	71	8/09	—		0	— (m)
Buy	PHP	24,048	8/09	—	(2)		(2)
Sell	PHP	24,048	8/09	—	(5)		(5)
Buy	SGD	1,184	7/09	20		—	20
Sell	SGD	1,184	7/09	—	(27)		(27)
Buy	ZAR	966	11/09	4		—	4

				$38	$(54)		$(16)

CNY - China Yuan Renminbi

EUR - Euro

GBP - British Pound

MXN - Mexican New Peso

MYR - Malaysian Ringgit

PHP - Philippines Peso

SGD - Singapore Dollar

ZAR - South African Rand

(i)	Written options outstanding on June 30, 2009

Options on Exchange Traded Futures Contracts

Description	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)

Call — CBOT US Ten Year Treasury Note	$120.000	9/09	12	$(5)

Put — CME 90 Day Euro $ Commodity	$98.625	9/09	26	$(1)

Put — CBOT US Ten Year Treasury Note	$112.000	9/09	12	$(6)

(Premiums Received $16)				$(12)

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio 121

Multi-Sector Bond Portfolio

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Value (000’s)
Call - OTC 5-Year Interest Rate Swap	BNP Paribas	3-Month USD LIBOR	Receive	3.42%	11/09	2,000	$(48)
Put - OTC 5-Year Interest Rate Swap	BNP Paribas	3-Month USD LIBOR	Receive	3.42%	11/09	2,000	(35)

(Premium Received $80)							$(83)

(j)	Swap agreements outstanding on June 30, 2009

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
JPMorgan Chase	Brazil Cetip Interbank Deposit	Pay	11.14%	1/12 BRL	6,000	$(3)
JPMorgan Chase	28 Day Mexico Interbank TIIE Banxico	Pay	8.95%	2/19 MXN	2,900	11
JPMorgan Chase	28 Day Mexico Interbank TIIE Banxico	Pay	7.78%	4/19 MXN	12,000	(39)
Morgan Stanley Capital Services, Inc.	28 Day Mexico Interbank TIIE Banxico	Pay	8.17%	11/16 MXN	2,800	6
Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Pay	5.00%	12/18 USD	2,200	202

						$177

Credit Default Swaps

CounterParty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
JPMorgan Chase	Dow Jones CDX NA Emerging Markets Index, Series 9	Sell	2.65%	6/13 USD	3,000	$(220)
Morgan Stanley Capital Services, Inc.	Dow Jones CDX NA Emerging Markets Index, Series 9	Sell	2.65%	6/13 USD	10,000	(698)
Morgan Stanley Capital Services, Inc.	Philippine Government International Bond, 10.625%, 3/16/25	Sell	2.44%	9/17 USD	100	1
Morgan Stanley Capital Services, Inc.	Dow Jones CDX NA High Yield Index, Series 9	Sell	3.75%	12/12 USD	4,400	(467)

						$(1,384)

(k)	Cash or securities with an aggregate value of $33,398 (in thousands) have been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2009.

(o)	Short sales outstanding on June 30, 2009

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	6.00%	7/39	$13,600	$14,133	$14,212
Federal National Mortgage Association TBA	6.50%	8/39	700	743	742

The Accompanying Notes are an Integral Part of the Financial Statements.

122 Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
US Government & Agency Bonds	$-	$11,247	$ -
Foreign Bonds	-	23,416	-
Municipal Bonds	-	1,430	-
Corporate Bonds	-	51,284	-
Structured Products	-	37,021	-
Short-Term Investments	-	3,185	-
Other Financial Instruments^	(217)	(16,260)	-
Total	$(217)	$111,323	$ -

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio 123

Balanced Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,061.76	$ 1.53
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$ 1.51

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

124 Balanced Portfolio

Balanced Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Domestic Common Stocks and Warrants (29.1%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (19.8%)

	Consumer Discretionary (1.8%)

	Abercrombie & Fitch Co. - Class A	66,200	1,681
*	Amazon.com, Inc.	28,000	2,343
	Comcast Corp. - Class A	219,900	3,186
	Johnson Controls, Inc.	155,400	3,375
*	Kohl’s Corp.	106,000	4,532
	Lowe’s Cos., Inc.	138,600	2,690
	McDonald’s Corp.	57,800	3,323
	The McGraw-Hill Cos., Inc.	118,400	3,565
	NIKE, Inc. - Class B	78,600	4,070
	Omnicom Group, Inc.	97,300	3,073
	Starwood Hotels & Resorts Worldwide, Inc.	49,100	1,090
	Target Corp.	78,700	3,106

	Total		36,034

	Consumer Staples (2.6%)

	Avon Products, Inc.	104,400	2,691
	The Coca-Cola Co.	83,000	3,983
	CVS Caremark Corp.	250,500	7,984
*	Energizer Holdings, Inc.	58,100	3,035
*	Hansen Natural Corp.	41,700	1,285
	The Kroger Co.	142,000	3,131
	PepsiCo, Inc.	161,500	8,876
	Philip Morris International, Inc.	183,600	8,009
	The Procter & Gamble Co.	92,000	4,701
	Wal-Mart Stores, Inc.	157,800	7,644

	Total		51,339

	Energy (1.6%)

	Diamond Offshore Drilling, Inc.	10,200	847
	Exxon Mobil Corp.	57,600	4,027
	Halliburton Co.	117,600	2,434
	Hess Corp.	43,400	2,333
*	National-Oilwell Varco, Inc.	104,000	3,397
	Occidental Petroleum Corp.	49,200	3,238
	Schlumberger, Ltd.	83,100	4,496
*	Southwestern Energy Co.	130,600	5,074
*	Weatherford International, Ltd.	118,200	2,312
	XTO Energy, Inc.	94,075	3,588

	Total		31,746

	Financials (1.0%)

	American Express Co.	61,000	1,417
	Bank of America Corp.	170,300	2,248
	CME Group, Inc.	6,900	2,147

	Domestic Common Stocks and Warrants (29.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	The Goldman Sachs Group, Inc.	30,200	4,453
	Morgan Stanley	16,200	462
	Prudential Financial, Inc.	32,000	1,191
	State Street Corp.	94,200	4,446
	T. Rowe Price Group, Inc.	57,025	2,376

	Total		18,740

	Health Care (3.1%)

	Abbott Laboratories	116,300	5,471
	Allergan, Inc.	111,300	5,296
	Baxter International, Inc.	106,000	5,614
*	Celgene Corp.	135,900	6,501
*	Express Scripts, Inc.	113,200	7,783
*	Genzyme Corp.	39,400	2,193
*	Gilead Sciences, Inc.	117,900	5,522
	Johnson & Johnson	27,700	1,573
*	Medco Health Solutions, Inc.	176,000	8,027
	Schering-Plough Corp.	177,100	4,449
*	St. Jude Medical, Inc.	69,800	2,869
*	Thermo Fisher Scientific, Inc.	67,000	2,732
	UnitedHealth Group, Inc.	173,500	4,334

	Total		62,364

	Industrials (1.9%)

	Danaher Corp.	68,700	4,241
	Deere & Co.	80,000	3,196
	FedEx Corp.	50,200	2,792
*	First Solar, Inc.	12,700	2,059
	Honeywell International, Inc.	139,400	4,377
	Lockheed Martin Corp.	28,000	2,258
	Norfolk Southern Corp.	77,700	2,927
	PACCAR, Inc.	69,800	2,269
	Precision Castparts Corp.	34,300	2,505
	Raytheon Co.	62,500	2,777
	Union Pacific Corp.	86,700	4,514
	United Technologies Corp.	86,700	4,505

	Total		38,420

	Information Technology (6.4%)

	Accenture, Ltd. - Class A	61,400	2,054
*	Activision Blizzard, Inc.	121,400	1,533
*	Adobe Systems, Inc.	52,000	1,472
*	Agilent Technologies, Inc.	75,400	1,531
*	Apple, Inc.	71,700	10,212
	Applied Materials, Inc.	187,300	2,055
	Automatic Data Processing, Inc.	43,800	1,552
*	Broadcom Corp. - Class A	63,900	1,584
*	Cisco Systems, Inc.	473,200	8,820
	Corning, Inc.	134,500	2,160
*	Dell, Inc.	134,700	1,849
*	eBay, Inc.	98,200	1,682

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio 125

Balanced Portfolio

	Domestic Common Stocks and Warrants (29.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
*	Electronic Arts, Inc.	68,900	1,497
*	EMC Corp.	128,500	1,683
*	Fiserv, Inc.	35,000	1,600
*	Google, Inc. - Class A	19,200	8,095
	Hewlett-Packard Co.	189,200	7,313
	Intel Corp.	479,300	7,932
	International Business Machines Corp.	116,100	12,123
*	Intuit, Inc.	50,200	1,414
*	Juniper Networks, Inc.	149,500	3,528
	MasterCard, Inc.	7,900	1,322
	Microsoft Corp.	659,800	15,683
*	NetApp, Inc.	73,000	1,440
*	NVIDIA Corp.	109,100	1,232
	Oracle Corp.	338,100	7,242
	Paychex, Inc.	46,800	1,179
	QUALCOMM, Inc.	145,900	6,595
	Texas Instruments, Inc.	163,300	3,478
	Visa, Inc. - Class A	36,700	2,285
*	Western Digital Corp.	57,200	1,516
	Western Union Co.	160,000	2,624
*	Yahoo!, Inc.	115,300	1,806

	Total		128,091

	Materials (1.0%)

	Ecolab, Inc.	50,400	1,965
	Freeport-McMoRan Copper & Gold, Inc.	70,530	3,534
	Monsanto Co.	72,400	5,382
	Nucor Corp.	45,300	2,013
	Praxair, Inc.	93,300	6,631

	Total		19,525

	Telecommunication Services (0.3%)

*	American Tower Corp. - Class A	195,300	6,158

	Total		6,158

	Utilities (0.1%)

	Exelon Corp.	53,400	2,735

	Total		2,735

	Total Large Cap Common Stocks		395,152

	Mid Cap Common Stocks (7.2%)

	Consumer Discretionary (1.0%)

*	Apollo Group, Inc. - Class A	17,400	1,237
*	Collective Brands, Inc.	226,300	3,297
	DeVry, Inc.	87,300	4,369
*	Dollar Tree, Inc.	74,850	3,151
*	Focus Media Holding, Ltd., ADR	55,100	444
*	GameStop Corp. - Class A	162,200	3,570
*	O’Reilly Automotive, Inc.	69,200	2,635
*	Penn National Gaming, Inc.	34,800	1,013
*	Starbucks Corp.	30,500	424

	Domestic Common Stocks and Warrants (29.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
*	Wynn Resorts, Ltd.	23,800	840

	Total		20,980

	Consumer Staples (0.0%)

	Mead Johnson Nutrition Co. - Class A	1,600	51

	Total		51

	Energy (0.6%)

	Baker Hughes, Inc.	56,500	2,059
*	Cameron International Corp.	115,900	3,280
	Range Resources Corp.	58,600	2,427
*	SandRidge Energy, Inc.	202,200	1,723
	Smith International, Inc.	63,900	1,645

	Total		11,134

	Financials (0.7%)

	Assured Guaranty, Ltd.	121,500	1,504
*	IntercontinentalExchange, Inc.	15,500	1,771
*	Investment Technology Group, Inc.	60,600	1,236
*	MBIA, Inc.	147,000	637
	Northern Trust Corp.	50,100	2,689
	Raymond James Financial, Inc.	181,300	3,120
	SEI Investments Co.	88,100	1,589
	Synovus Financial Corp.	173,200	518
	W.R. Berkley Corp.	42,100	904

	Total		13,968

	Health Care (0.8%)

	Aetna, Inc.	28,700	719
*	Cerner Corp.	44,800	2,791
*	Charles River Laboratories International, Inc.	58,100	1,961
*	DaVita, Inc.	90,500	4,476
*	Immucor, Inc.	180,924	2,489
*	Mettler-Toledo International, Inc.	34,000	2,623

	Total		15,059

	Industrials (1.6%)

	C.H. Robinson Worldwide, Inc.	32,800	1,710
*	Corrections Corp. of America	200,600	3,408
	Cummins, Inc.	140,900	4,961
	Dover Corp.	52,000	1,721
	Expeditors International of Washington, Inc.	77,000	2,567
*	Foster Wheeler AG	149,400	3,548
*	FTI Consulting, Inc.	25,800	1,309
	Harsco Corp.	54,900	1,554
	J.B. Hunt Transport Services	71,100	2,171
	L-3 Communications Holdings, Inc.	24,600	1,707
	MSC Industrial Direct Co., Inc. - Class A	65,800	2,335
	Ritchie Bros. Auctioneers, Inc.	91,248	2,140

The Accompanying Notes are an Integral Part of the Financial Statements.

126 Balanced Portfolio

Balanced Portfolio

	Domestic Common Stocks and Warrants (29.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Robert Half International, Inc.	76,000	1,795
	Roper Industries, Inc.	6,500	294

	Total		31,220

	Information Technology (2.1%)

*	Alliance Data Systems Corp.	87,700	3,612
	Amphenol Corp. - Class A	156,200	4,942
*	Citrix Systems, Inc.	48,300	1,540
*	Cognizant Technology
	Solutions Corp. - Class A	161,100	4,301
	FactSet Research Systems, Inc.	33,600	1,676
	Global Payments, Inc.	113,600	4,256
	Intersil Corp. - Class A	227,800	2,863
	KLA-Tencor Corp.	98,500	2,487
*	Marvell Technology Group, Ltd.	149,400	1,739
*	McAfee, Inc.	110,700	4,670
	Microchip Technology, Inc.	79,600	1,795
*	NeuStar, Inc. - Class A	70,200	1,556
	Seagate Technology	48,000	502
*	Varian Semiconductor Equipment Associates, Inc.	69,900	1,677
*	VeriFone Holdings, Inc.	145,200	1,091
	Xilinx, Inc.	112,900	2,310
*	Zebra Technologies Corp. - Class A	57,400	1,358

	Total		42,375

	Materials (0.2%)

	Martin Marietta Materials, Inc.	12,300	970
*	Owens-Illinois, Inc.	104,000	2,913
	Titanium Metals Corp.	116,000	1,066

	Total		4,949

	Utilities (0.2%)

	EQT Corp.	92,400	3,226

	Total		3,226

	Total Mid Cap Common Stocks		142,962

	Small Cap Common Stocks (2.1%)

	Consumer Discretionary (0.4%)

*	American Public Education, Inc.	5,550	220
	Ameristar Casinos, Inc.	8,200	156
*	Bally Technologies, Inc.	5,350	160
*	Buffalo Wild Wings, Inc.	6,900	224
*	Dolan Media Co.	19,000	243
	Guess?, Inc.	15,200	392
*	Jack in the Box, Inc.	154,300	3,464
*	LKQ Corp.	33,350	549
*	Lumber Liquidators, Inc.	29,150	459
	Monro Muffler Brake, Inc.	15,750	405
*	New Oriental Education & Technology Group, Inc., ADR	2,750	185

	Domestic Common Stocks and Warrants (29.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued
	PetSmart, Inc.	11,850	254
	Snap-on, Inc.	9,350	269
*	Ulta Salon, Cosmetics &
	Fragrance, Inc.	32,300	359

	Total		7,339

	Consumer Staples (0.1%)

	Alberto-Culver Co.	13,500	344
	Flowers Foods, Inc.	19,100	417
*	TreeHouse Foods, Inc.	14,050	404

	Total		1,165

	Energy (0.1%)

*	Arena Resources, Inc.	12,850	409
*	Carrizo Oil & Gas, Inc.	16,200	278
*	Contango Oil & Gas Co.	5,450	232
*	EXCO Resources, Inc.	28,950	374
*	Whiting Petroleum Corp.	9,250	325

	Total		1,618

	Financials (0.1%)

	Boston Private Financial Holdings, Inc.	78,950	354
	Digital Realty Trust, Inc.	12,950	464
	Janus Capital Group, Inc.	22,384	255
*	KBW, Inc.	15,450	444
	MFA Financial, Inc.	57,153	396
*	Portfolio Recovery Associates, Inc.	13,300	515
*	TradeStation Group, Inc.	20,019	169

	Total		2,597

	Health Care (0.5%)

*	Allscripts Healthcare Solutions, Inc.	200	3
*	Amedisys, Inc.	3,650	121
*	athenahealth, Inc.	17,650	653
*	CardioNet, Inc.	22,600	369
	Computer Programs and Systems, Inc.	2,100	81
*	Conceptus, Inc.	9,250	156
*	Dexcom, Inc.	27,891	173
*	Eclipsys Corp.	3,100	55
*	Genoptix, Inc.	15,955	510
*	Illumina, Inc.	7,350	286
*	IPC The Hospitalist Co.	20,550	549
*	Masimo Corp.	6,867	166
*	NuVasive, Inc.	12,150	542
*	Psychiatric Solutions, Inc.	225,850	5,136
	Quality Systems, Inc.	1,500	85
*	Quidel Corp.	12,450	181
*	Thoratec Corp.	21,488	575

	Total		9,641

	Industrials (0.4%)

	Administaff, Inc.	6,050	141
*	Allegiant Travel Co.	3,650	144

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio 127

Balanced Portfolio

	Domestic Common Stocks and Warrants (29.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
*	Astec Industries, Inc.	12,150	361
	Badger Meter, Inc.	5,900	242
*	Hub Group, Inc. - Class A	12,600	260
*	Huron Consulting Group, Inc.	2,137	99
*	ICF International, Inc.	13,800	381
	Knight Transportation, Inc.	166,959	2,763
	Oshkosh Corp.	12,800	186
	Regal-Beloit Corp.	83,250	3,307
*	Tetra Tech, Inc.	11,750	336
*	TransDigm Group, Inc.	13,450	487
*	WESCO International, Inc.	13,250	332

	Total		9,039

	Information Technology (0.4%)

*	Advanced Energy Industries, Inc.	43,228	389
*	ArcSight, Inc.	20,300	361
*	Atheros Communications, Inc.	17,000	327
*	Bankrate, Inc.	2,719	69
*	Blackboard, Inc.	5,000	144
*	CommScope, Inc.	11,300	297
*	Computer Task Group, Inc.	2,200	13
*	Comtech Telecommunications Corp.	11,800	376
*	Concur Technologies, Inc.	1,900	59
*	CyberSource Corp.	28,850	441
*	DealerTrack Holdings, Inc.	9,300	158
*	DG Fastchannel, Inc.	14,550	266
*	Diodes, Inc.	19,800	310
*	EPIQ Systems, Inc.	18,100	278
*	F5 Networks, Inc.	17,300	598
*	j2 Global Communications, Inc.	13,650	308
*	Mellanox Technologies, Ltd.	33,833	407
*	Microsemi Corp.	20,350	281
*	MKS Instruments, Inc.	9,600	127
*	Netlogic Microsystems, Inc.	6,159	225
*	Omniture, Inc.	11,300	142
*	Rosetta Stone, Inc.	3,590	98
*	Rubicon Technology, Inc.	22,565	322
*	Switch and Data Facilities Co., Inc.	39,200	460
*	Synchronoss Technologies, Inc.	43,550	534
*	Taleo Corp. - Class A	13,050	238
*	VanceInfo Technologies, Inc., ADR	31,471	465
*	VistaPrint, Ltd.	13,500	576

	Total		8,269

	Materials (0.0%)

*	Calgon Carbon Corp.	11,650	162
*	Intrepid Potash, Inc.	8,900	250
	Silgan Holdings, Inc.	3,250	159

	Total		571

	Domestic Common Stocks and Warrants (29.1%)	Shares/ $ Par	Value $ (000’s)

	Other Holdings (0.1%)
*	iShares Nasdaq Biotechnology Index Fund	8,550	622
	SPDR Metals & Mining ETF	36,350	1,345

	Total		1,967

	Utilities (0.0%)

	ITC Holdings Corp.	10,950	497

	Total		497

	Total Small Cap Common Stocks		42,703

	Total Domestic Common Stocks and Warrants (Cost: $643,213)		580,817

	Foreign Common Stocks (8.5%)	Country

	Consumer Discretionary (0.6%)

	Benesse Corp.	Japan	2,400	96
	Bridgestone Corp.	Japan	21,700	339
	Canon Marketing Japan, Inc.	Japan	71,800	1,002
	Compass Group PLC	United Kingdom	229,770	1,295
	Daihatsu Motor Co., Ltd.	Japan	17,000	158
	Fast Retailing Co., Ltd.	Japan	1,400	182
	Hennes & Mauritz AB-B Shares	Sweden	26,445	1,322
	InterContinental Hotels Group PLC	United Kingdom	74,315	764
	Jupiter Telecommunications Co., Ltd.	Japan	111	84
	Li & Fung, Ltd.	Hong Kong	108,000	289
*	Luxottica Group SPA	Italy	20,610	429
	LVMH Moet Hennessy Louis Vuitton SA	France	13,845	1,059
	Next PLC	United Kingdom	11,725	284
	Pearson PLC	United Kingdom	67,790	681
	Persimmon PLC	United Kingdom	118,850	686
	Publicis Groupe	France	11,240	343
	Rakuten, Inc.	Japan	219	132
	Reed Elsevier PLC	United Kingdom	88,735	662
	Sankyo Co., Ltd.	Japan	2,100	112
	Stanley Electric Co., Ltd.	Japan	7,000	141
	Vivendi	France	26,195	627
	Yamada Denki Co., Ltd.	Japan	4,360	253

	Total			10,940

	Consumer Staples (1.2%)

	Anheuser-Busch InBev NV	Belgium	22,997	832
	British American Tobacco PLC	United Kingdom	57,985	1,602
	Carrefour SA	France	12,935	553
	DANONE SA	France	5,820	288
	Diageo PLC	United Kingdom	105,839	1,520
	FamilyMart Co., Ltd.	Japan	8,300	260
	Huabao International Holdings, Ltd.	Hong Kong	595,000	575
	Imperial Tobacco Group PLC	United Kingdom	32,255	839
	Japan Tobacco, Inc.	Japan	181	564
	Kao Corp.	Japan	33,000	719

The Accompanying Notes are an Integral Part of the Financial Statements.

128 Balanced Portfolio

Balanced Portfolio

	Foreign Common Stocks (8.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Kerry Group PLC - Class A	Ireland	19,834	453
	Kirin Holdings Co., Ltd.	Japan	8,000	112
	Koninklijke Ahold NV	Netherlands	64,265	738
	Lawson, Inc.	Japan	7,800	343
	Nestle SA	Switzerland	147,896	5,582
	Nisshin Seifun Group, Inc.	Japan	13,500	160
	Nissin Foods Holdings Co., Ltd.	Japan	3,600	109
	Reckitt Benckiser Group PLC	United Kingdom	17,446	795
	SABMiller, Inc.	United Kingdom	45,875	934
	Seven & I Holdings Co., Ltd.	Japan	28,200	662
	Shoppers Drug Mart Corp.	Canada	22,509	967
	Tesco PLC	United Kingdom	354,445	2,066
	Toyo Suisan Kaisha, Ltd.	Japan	6,000	124
	Unicharm Corp.	Japan	1,500	114
	Unilever NV	Netherlands	92,343	2,229
	Woolworths, Ltd.	Australia	43,915	929

	Total			24,069

	Energy (0.8%)

*	Artumas Group, Inc.	Canada	92,300	10
	BG Group	United Kingdom	132,915	2,233
	CNOOC, Ltd.	Hong Kong	216,000	266
*	Dana Petroleum PLC	United Kingdom	30,950	715
	Nexen, Inc.	Canada	37,160	807
	Nippon Oil Corp.	Japan	75,000	441
	Oil Search, Ltd.	Australia	236,880	1,039
	Origin Energy, Ltd.	Australia	36,455	429
	Petrofac, Ltd.	United Kingdom	64,685	715
	Petroleo Brasileiro SA, ADR	Brazil	22,370	917
	Royal Dutch Shell PLC - Class A	United Kingdom	89,480	2,241
	Saipem SPA	Italy	55,795	1,362
	Seadrill, Ltd.	Norway	29,700	427
	TonenGeneral Sekiyu K.K.	Japan	9,000	91
*	Transocean, Ltd.	Switzerland	41,085	3,052
	Tullow Oil PLC	United Kingdom	87,700	1,357

	Total			16,102

	Financials (1.0%)

	AEON Mall Co., Ltd.	Japan	7,200	136
	Banco Bilbao Vizcaya Argentaria SA	Spain	27,310	344
	Banco Santander SA	Spain	33,668	406
	The Bank of Yokohama, Ltd.	Japan	84,000	447
	BNP Paribas	France	13,253	860
	Cheung Kong Holdings, Ltd.	Hong Kong	44,000	504
	The Chiba Bank, Ltd.	Japan	52,000	338
	China Overseas Land & Investment, Ltd.	Hong Kong	262,600	608
	Commonwealth Bank of Australia	Australia	62,300	1,948
	Credit Saison Co., Ltd.	Japan	6,000	76
	Credit Suisse Group AG	Switzerland	18,440	842
	Daito Trust Construction Co., Ltd.	Japan	3,000	141
	Daiwa House Industry Co., Ltd.	Japan	35,000	375
	Deutsche Boerse AG	Germany	14,590	1,134

	Foreign Common Stocks (8.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Fukuoka Financial Group, Inc.	Japan	77,000	343
	The Gunma Bank, Ltd.	Japan	59,000	327
	Hokuhoku Financial Group, Inc.	Japan	96,000	240
	Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	41,500	644
*	Intesa Sanpaolo SPA	Italy	179,106	581
	The Iyo Bank, Ltd.	Japan	36,000	367
	Julius Baer Holding AG	Switzerland	18,688	729
	Man Group PLC	United Kingdom	51,226	235
	Mitsubishi UFJ Lease & Finance Co., Ltd.	Japan	9,670	313
*	National Bank of Greece SA	Greece	21,495	589
	Nipponkoa Insurance Co., Ltd.	Japan	57,000	331
	The Nishi-Nippon City Bank, Ltd.	Japan	122,000	307
	NTT Urban Development Corp.	Japan	196	189
	Samsung Fire & Marine Insurance Co., Ltd.	South Korea	4,497	662
	The Shizuoka Bank, Ltd.	Japan	41,000	405
	Sony Financial Holdings, Inc.	Japan	37	102
	Standard Chartered PLC	United Kingdom	62,808	1,183
	Sumitomo Mitsui Financial Group, Inc.	Japan	37,000	1,496
	Sumitomo Realty & Development Co., Ltd.	Japan	23,000	418
	Suruga Bank, Ltd.	Japan	72,000	686
*	TAG Immobilien AG	Germany	31,711	116
	The Toronto-Dominion Bank	Canada	14,627	756
	Westpac Banking Corp.	Australia	109,390	1,772
	Zurich Financial Services AG	Switzerland	1,764	312

	Total			21,262

	Health Care (1.2%)

*	Actelion, Ltd.	Switzerland	26,510	1,390
	Astellas Pharma, Inc.	Japan	20,500	724
	AstraZeneca PLC	United Kingdom	64,070	2,821
	Chugai Pharmaceutical Co., Ltd.	Japan	5,400	103
	Eisai Co., Ltd.	Japan	23,200	825
	Essilor International SA	France	17,550	838
	Fresenius Medical Care AG & Co. KGaA	Germany	7,176	320
	GlaxoSmithKline PLC	United Kingdom	176,155	3,102
	Merck KGaA	Germany	7,690	784
	Novartis AG	Switzerland	36,695	1,491
	Novo Nordisk A/S	Denmark	16,134	877
	Ono Pharmaceutical Co., Ltd.	Japan	6,500	288
	Roche Holding AG	Switzerland	24,980	3,399
	Santen Pharmaceutical Co., Ltd.	Japan	4,400	134
	Shionogi & Co., Ltd.	Japan	6,000	116
	Sonova Holding AG	Switzerland	6,165	502
	Takeda Pharmaceutical Co., Ltd.	Japan	33,600	1,306
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	97,915	4,831

	Total			23,851

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio 129

Balanced Portfolio

	Foreign Common Stocks (8.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Industrials (1.3%)

	A P Moller - Maerska A/S	Denmark	63	370
	ABB, Ltd., ADR	Switzerland	122,020	1,926
	Aggreko PLC	United Kingdom	92,780	792
	Alstom	France	17,635	1,044
	Atlas Copco AB	Sweden	87,486	877
	BAE Systems PLC	United Kingdom	160,925	898
	Balfour Beatty PLC	United Kingdom	140,165	714
	Bharat Heavy Electricals, Ltd.	India	4,532	208
	Canadian National Railway Co.	Canada	8,553	368
	Central Japan Railway Co.	Japan	39	240
	Chemring Group PLC	United Kingdom	30,545	1,092
	China Railway Construction Corp., Ltd. - Class H	China	435,000	670
	Companhia de Concessoes Rodoviarias	Brazil	49,600	783
	Daikin Industries, Ltd.	Japan	15,100	483
	East Japan Railway Co.	Japan	15,800	951
	Experian PLC	United Kingdom	142,450	1,068
	Fanuc, Ltd.	Japan	8,400	670
	G4S PLC	United Kingdom	235,800	811
	Geberit AG	Switzerland	3,030	373
	Hankyu Hanshin Holdings, Inc.	Japan	24,000	112
	Itochu Corp.	Japan	40,000	276
	The Japan Steel Works, Ltd.	Japan	9,000	111
	JGC Corp.	Japan	8,000	129
	KCI Konecranes OYJ	Finland	36,120	851
	Keio Corp.	Japan	33,000	192
	Kubota Corp.	Japan	12,000	99
	Kurita Water Industries, Ltd.	Japan	4,600	148
	Man SE AG	Germany	15,035	925
	Marubeni Corp.	Japan	39,000	172
	Mitsubishi Corp.	Japan	24,200	444
	Mitsubishi Heavy Industries, Ltd.	Japan	19,000	78
	Mitsui & Co., Ltd.	Japan	15,000	177
	Mitsui Engineering & Shipbuilding Co., Ltd.	Japan	44,000	103
	Mitsui Osk Lines, Ltd.	Japan	36,000	232
	MTR Corp., Ltd.	Hong Kong	206,000	617
	Nippon Yusen Kabushiki
	Kaisha	Japan	16,000	69
	Odakyu Electric Railway Co., Ltd.	Japan	46,000	393
	Schindler Holding AG	Switzerland	11,715	728
	Secom Co., Ltd.	Japan	14,300	580
	Serco Group PLC	United Kingdom	134,135	932
	Siemens AG	Germany	32,695	2,264
	Tokyu Corp.	Japan	45,000	227
	Vinci SA	France	15,450	693
	West Japan Railway Co.	Japan	125	413

	Total			25,303

	Information Technology (0.7%)

	ASML Holding NV	Netherlands	25,400	551
*	Autonomy Corp. PLC	United Kingdom	100,645	2,385
	Brothers Industries, Ltd.	Japan	30,600	270
	Canon, Inc.	Japan	14,400	469

	Foreign Common Stocks (8.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	EVS Broadcast Equipment SA	Belgium	10,070	509
*	Gresham Computing PLC	United Kingdom	110,362	90
	Hoya Corp.	Japan	34,600	693
	Itochu Techno-Solutions Corp.	Japan	4,000	119
	Keyence Corp.	Japan	2,700	549
	Konami Corp.	Japan	5,000	96
	Kontron AG	Germany	54,295	699
	Mitsumi Electric Co., Ltd.	Japan	11,700	248
	NIDEC Corp.	Japan	6,700	405
	Nintendo Co., Ltd.	Japan	4,300	1,183
	Nippon Electric Glass Co., Ltd.	Japan	13,000	145
	Nokia Corp. OYJ, ADR	Finland	87,615	1,277
	Nomura Research Institute, Ltd.	Japan	31,200	692
	NTT Data Corp.	Japan	48	155
	Ricoh Co., Ltd.	Japan	34,000	435
	SAP AG	Germany	28,960	1,168
	Shimadzu Corp.	Japan	36,000	287
	Square Enix Holdings Co., Ltd.	Japan	3,400	80
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	487,000	809
	Tandberg ASA	Norway	21,500	363
*	Temenos Group AG	Switzerland	34,185	584
	Trend Micro, Inc.	Japan	3,000	95
	Yahoo Japan Corp.	Japan	648	206

	Total			14,562

	Materials (1.0%)

	ArcelorMittal	Luxembourg	40,740	1,338
	BASF SE	Germany	11,505	459
	BHP Billiton PLC	United Kingdom	88,560	2,000
	BHP Billiton, Ltd.	Australia	141,070	3,866
	CRH PLC	Ireland	18,030	412
	Goldcorp, Inc.	Canada	27,536	957
*	Intex Resources ASA	Norway	404,600	295
	JFE Holdings, Inc.	Japan	6,200	207
	Johnson Matthey PLC	United Kingdom	26,375	501
	K+S AG	Germany	5,250	296
	Newcrest Mining, Ltd.	Australia	18,465	453
	Nippon Steel Corp.	Japan	85,000	324
	Potash Corp. of Saskatchewan, Inc.	Canada	27,400	2,550
	Rio Tinto PLC, ADR	United Kingdom	9,135	1,497
	Rio Tinto, Ltd.	Australia	12,125	508
	Rio Tinto, Ltd. - New	Australia	6,365	268
	Shin-Etsu Chemical Co., Ltd.	Japan	16,200	748
	Sika AG	Switzerland	450	500
	Sumitomo Metal Industries, Ltd.	Japan	102,000	269
	Syngenta AG	Switzerland	5,210	1,210
	Taiheiyo Cement Corp.	Japan	177,000	303
	Ube Industries, Ltd.	Japan	46,000	128
	Vale SA, ADR	Brazil	20,220	356

	Total			19,445

	Telecommunication Services (0.4%)

	China Mobile, Ltd.	Hong Kong	36,000	361

The Accompanying Notes are an Integral Part of the Financial Statements.

130 Balanced Portfolio

Balanced Portfolio

	Foreign Common Stocks (8.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services continued
	KDDI Corp.	Japan	149	790
	Koninklijke (Royal) KPN NV	Netherlands	105,059	1,447
	SOFTBANK Corp.	Japan	22,400	435
	Telefonica SA	Spain	181,565	4,117

	Total			7,150

	Utilities (0.3%)

	Centrica PLC	United Kingdom	141,095	519
	CEZ AS	Czech Republic	11,290	509
*	EDP Renovaveis SA	Portugal	48,056	493
	Electric Power Development Co., Ltd.	Japan	3,100	88
	Enagas	Spain	23,973	472
	Fortum OYJ	Finland	12,025	274
	Hokuriku Electric Power Co.	Japan	5,500	126
*	Huadian Power International Corp., Ltd.	China	876,000	275
	Huaneng Power International	China	718,000	501
	Kyushu Electric Power Co.	Japan	5,000	108
	National Grid PLC	United Kingdom	51,472	464
	Osaka Gas Co., Ltd.	Japan	56,000	179
	Red Electrica Corp. SA	Spain	9,840	445
	RWE AG	Germany	3,757	297
	Scottish and Southern Energy PLC	United Kingdom	46,675	876
	Shikoku Electric Power Co.	Japan	3,600	107
	Toho Gas Co., Ltd.	Japan	14,000	57
	The Tokyo Electric Power Co., Inc.	Japan	51,000	1,311
	Tokyo Gas Co., Ltd.	Japan	65,000	232

	Total			7,333

	Total Foreign Common Stocks (Cost: $175,504)			170,017

	Preferred Stocks (0.0%)

	Finance Services (0.0%)

	Preferred Blocker, Inc., 7.00%, 12/31/49 144A		214	92

	Total Preferred Stocks Cost: $54)			92

	Investment Grade Segment (10.7%)

	Aerospace/Defense (0.1%)

	BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A		180,000	179
	BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A		135,000	138
	General Dynamics Corp., 4.25%, 5/15/13		765,000	781
	Lockheed Martin Corp., 6.15%, 9/1/36		1,720,000	1,836

	Total			2,934

	Auto Manufacturing (0.0%)

	Daimler Finance North America LLC, 8.50%, 1/18/31		315,000	331

	Total			331

Investment Grade Segment (10.7%)	Shares/ $ Par	Value $ (000’s)

Banking (2.8%)

BA Covered Bond Issuer, 5.50%, 6/14/12 144A	2,105,000	2,071
Bank of America Corp., 5.42%, 3/15/17	1,080,000	897
Bank of America Corp., 5.75%, 12/1/17	305,000	272
The Bank of New York Mellon Corp., 5.125%, 8/27/13	310,000	326
Bank One Corp., 5.25%, 1/30/13	4,480,000	4,520
Barclays Bank PLC, 6.05%, 12/4/17 144A	210,000	182
Barclays Bank PLC, 6.75%, 5/22/19	825,000	818
Barclays Bank PLC, 7.70%, 4/26/49 144A	480,000	399
BNP Paribas, 7.195%, 6/29/49 144A	300,000	219
Citigroup Capital XXI, 8.30%, 12/21/57	245,000	191
Citigroup, Inc., 5.125%, 5/5/14	1,985,000	1,807
Countrywide Financial Corp., 5.80%, 6/7/12	730,000	735
Countrywide Home Loans, Inc., 4.00%, 3/22/11	1,155,000	1,140
Countrywide Home Loans, Inc., 4.125%, 9/15/09	235,000	236
Credit Agricole SA/London, 6.637%, 5/31/49 144A	310,000	182
Credit Suisse Guernsey, Ltd., 5.86%, 5/29/49	105,000	68
Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/49 144A	1,080,000	702
Fifth Third Bancorp, 8.25%, 3/1/38	425,000	325
The Goldman Sachs Group, Inc., 5.95%, 1/18/18	40,000	39
The Goldman Sachs Group, Inc., 6.00%, 5/1/14	2,680,000	2,797
The Goldman Sachs Group, Inc., 7.50%, 2/15/19	110,000	118
HSBC Holdings PLC, 6.80%, 6/1/38	390,000	392
HSBC USA, Inc., 3.125%, 12/16/11	2,200,000	2,278
JPMorgan Chase & Co., 6.30%, 4/23/19	595,000	598
JPMorgan Chase & Co., 7.90%, 4/29/49	1,675,000	1,466
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	2,480,000	2,187
Mellon Bank NA, 5.45%, 4/1/16	1,390,000	1,385
Merrill Lynch & Co., 6.22%, 9/15/26	375,000	308
Merrill Lynch & Co., 6.40%, 8/28/17	2,185,000	1,934
Morgan Stanley, 2.00%, 9/22/11	2,210,000	2,237
Morgan Stanley, 5.375%, 10/15/15	700,000	686
Morgan Stanley, 6.25%, 8/9/26	830,000	774
Morgan Stanley, 7.30%, 5/13/19	80,000	83
Northern Trust Corp., 4.625%, 5/1/14	795,000	817
The Royal Bank of Scotland PLC, 2.625%, 5/11/12 144A	4,175,000	4,205
State Street Bank and Trust Co., 5.30%, 1/15/16	1,780,000	1,700
SunTrust Bank, 3.00%, 11/16/11	2,210,000	2,280
Swedbank AB, 2.90%, 1/14/13 144A	7,900,000	7,908
U.S. Bancorp, 4.20%, 5/15/14	420,000	425
UBS AG/Stamford Branch, 5.75%, 4/25/18	820,000	747
UBS Preferred Funding Trust V, 6.243%, 5/29/49	200,000	118
UnionBanCal Corp., 5.25%, 12/16/13	810,000	748
Wachovia Corp., 5.35%, 3/15/11	2,080,000	2,161
Zions Bancorporation, 5.50%, 11/16/15	2,290,000	1,648

Total		55,129

Beverage/Bottling (0.5%)

Anheuser-Busch Companies, Inc., 4.50%, 4/1/18	40,000	36
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	255,000	209

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio 131

Balanced Portfolio

Investment Grade Segment (10.7%)	Shares/ $ Par	Value $ (000’s)

Beverage/Bottling continued
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	1,020,000	1,136
Bottling Group LLC, 4.625%, 11/15/12	535,000	569
Bottling Group LLC, 5.125%, 1/15/19	350,000	357
Bottling Group LLC, 5.50%, 4/1/16	1,120,000	1,190
Diageo Capital PLC, 4.375%, 5/3/10	1,578,000	1,602
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18	665,000	703
Dr Pepper Snapple Group, Inc., 7.45%, 5/1/38	145,000	154
PepsiCo, Inc., 3.75%, 3/1/14	165,000	168
PepsiCo, Inc., 4.65%, 2/15/13	375,000	394
PepsiCo, Inc., 5.00%, 6/1/18	335,000	344
PepsiCo, Inc., 7.90%, 11/1/18	80,000	98
SABMiller PLC, 6.20%, 7/1/11 144A	2,150,000	2,267

Total		9,227

Building Products (0.1%)

CRH America, Inc., 6.00%, 9/30/16	810,000	721
CRH America, Inc., 8.125%, 7/15/18	335,000	322

Total		1,043

Cable/Media/Broadcasting/Satellite (0.5%)

CBS Corp., 6.625%, 5/15/11	175,000	177
Comcast Corp., 4.95%, 6/15/16	395,000	387
Comcast Corp., 5.90%, 3/15/16	400,000	414
Comcast Corp., 6.40%, 5/15/38	740,000	724
Comcast Corp., 6.50%, 11/15/35	190,000	192
Cox Communications, Inc., 4.625%, 1/15/10	1,390,000	1,397
Historic TW, Inc., 6.625%, 5/15/29	565,000	511
Historic TW, Inc., 6.875%, 6/15/18	195,000	197
Rogers Cable, Inc., 5.50%, 3/15/14	675,000	700
Rogers Cable, Inc., 6.25%, 6/15/13	200,000	212
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,174
Time Warner Cable, Inc., 5.40%, 7/2/12	1,310,000	1,354
Time Warner Cable, Inc., 6.75%, 7/1/18	170,000	177
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	1,819
Viacom, Inc., 5.75%, 4/30/11	1,080,000	1,106

Total		10,541

Conglomerate/Diversified Manufacturing (0.0%)

The Dow Chemical Co., 5.70%, 5/15/18	45,000	39
The Dow Chemical Co., 7.60%, 5/15/14	460,000	474
Monsanto Co., 5.125%, 4/15/18	135,000	140
The Mosaic Co., 7.625%, 12/1/16 144A	285,000	289

Total		942

Consumer Products (0.0%)

Colgate-Palmolive Co., 4.20%, 5/15/13	280,000	291
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	653

Total		944

Electric Utilities (1.9%)

Ameren Corp., 8.875%, 5/15/14	735,000	759
Aquila, Inc., 11.875%, 7/1/12	405,000	448
Bruce Mansfield Unit, 6.85%, 6/1/34	506,000	446
Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	442
Carolina Power & Light, Inc., 6.50%, 7/15/12	415,000	452
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	260,000	264
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	270,000	274
Commonwealth Edison Co., 5.875%, 2/1/33	115,000	110
Connecticut Light and Power Co., 5.65%, 5/1/18	150,000	158

Investment Grade Segment (10.7%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Consolidated Edison Co. of New York, Inc., 5.375%, 12/15/15	560,000	583
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,050,000	2,098
Dominion Resources, Inc., 6.00%, 11/30/17	40,000	42
Dominion Resources, Inc., 6.40%, 6/15/18	160,000	169
DTE Energy Co., 7.05%, 6/1/11	2,665,000	2,789
Entergy Louisiana LLC, 6.50%, 9/1/18	360,000	367
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	908
Exelon Generation Co. LLC, 6.20%, 10/1/17	1,070,000	1,065
Indiana Michigan Power Co., 5.05%, 11/15/14	2,660,000	2,690
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	1,014,974	935
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	1,185,000	944
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	260,000	251
Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	760
Nevada Power Co., 5.875%, 1/15/15	1,941,000	1,988
Nevada Power Co., 5.95%, 3/15/16	60,000	61
Ohio Edison Co., 6.875%, 7/15/36	145,000	146
Oncor Electric Delivery Co., 7.00%, 9/1/22	240,000	253
PacifiCorp, 5.45%, 9/15/13	2,040,000	2,168
Potomac Electric Power Co., 6.50%, 11/15/37	180,000	188
PPL Electric Utilities Corp., 4.30%, 6/1/13	2,475,000	2,496
PPL Electric Utilities Corp., 6.25%, 8/15/09	215,000	216
PPL Energy Supply LLC, 6.50%, 5/1/18	340,000	345
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,550
Puget Sound Energy, Inc., 6.274%, 3/15/37	1,125,000	1,030
San Diego Gas & Electric Co., 5.30%, 11/15/15	250,000	259
San Diego Gas & Electric Co., 6.125%, 9/15/37	200,000	216
SCANA Corp., 6.25%, 4/1/20	115,000	121
Sempra Energy, 6.50%, 6/1/16	270,000	282
Sierra Pacific Power Co., 6.75%, 7/1/37	525,000	541
South Carolina Electric & Gas Co., 6.05%, 1/15/38	295,000	318
Southern California Edison Co., 5.625%, 2/1/36	85,000	86
Southern Co., 4.15%, 5/15/14	60,000	60
Tampa Electric Co., 6.10%, 5/15/18	2,305,000	2,333
Tampa Electric Co., 6.15%, 5/15/37	385,000	353
Tampa Electric Co., 6.55%, 5/15/36	520,000	503
The Toledo Edison Co., 6.15%, 5/15/37	1,265,000	1,191
Union Electric Co., 6.40%, 6/15/17	180,000	185
Union Electric Co., 6.70%, 2/1/19	180,000	188
Virginia Electric and Power Co., 5.25%, 12/15/15	3,790,000	3,890

Total		37,921

Electronics (0.0%)

Cisco Systems, Inc., 5.90%, 2/15/39	480,000	473

Total		473

Food Processors (0.2%)

General Mills, Inc., 5.65%, 2/15/19	255,000	267
General Mills, Inc., 5.70%, 2/15/17	970,000	1,021
H.J. Heinz Co., 5.35%, 7/15/13	1,370,000	1,432
Kellogg Co., 4.45%, 5/30/16	140,000	140
Kellogg Co., 6.60%, 4/1/11	875,000	938
Kraft Foods, Inc., 6.50%, 8/11/17	430,000	453
Kraft Foods, Inc., 6.875%, 1/26/39	500,000	529

Total		4,780

The Accompanying Notes are an Integral Part of the Financial Statements.

132 Balanced Portfolio

Balanced Portfolio

Investment Grade Segment (10.7%)	Shares/ $ Par	Value $ (000’s)

Gas Pipelines (0.1%)

CenterPoint Energy Resources Corp., 6.125%, 11/1/17	140,000	129
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	280,000	256
Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	300,000	317
Southern Natural Gas Co., 5.90%, 4/1/17 144A	200,000	194
Tennessee Gas Pipeline Co., 7.50%, 4/1/17	200,000	209
Tennessee Gas Pipeline Co., 8.00%, 2/1/16	120,000	126
The Williams Cos., Inc., 8.75%, 1/15/20 144A	375,000	391

Total		1,622

Health Care/Pharmaceuticals (0.2%)

Bristol-Myers Squibb Co., 5.875%, 11/15/36	65,000	67
Bristol-Myers Squibb Co., 6.125%, 5/1/38	470,000	508
Express Scripts, Inc., 6.25%, 6/15/14	200,000	212
Express Scripts, Inc., 7.25%, 6/15/19	120,000	132
Merck & Co., 5.75%, 11/15/36	55,000	55
Pfizer, Inc., 5.35%, 3/15/15	415,000	446
Pfizer, Inc., 6.20%, 3/15/19	380,000	415
Wyeth, 5.50%, 3/15/13	1,060,000	1,133
Wyeth, 5.50%, 2/15/16	25,000	26
Wyeth, 5.95%, 4/1/37	630,000	652

Total		3,646

Independent Finance (0.5%)

American General Finance Corp., 5.40%, 12/1/15	95,000	51
American General Finance Corp., 6.90%, 12/15/17	470,000	255
General Electric Capital Corp., 5.375%, 10/20/16	1,000,000	979
General Electric Capital Corp., 5.625%, 5/1/18	1,735,000	1,641
General Electric Capital Corp., 5.875%, 1/14/38	195,000	154
HSBC Finance Corp., 4.125%, 11/16/09	4,400,000	4,424
International Lease Finance Corp., 4.75%, 1/13/12	2,190,000	1,725
Wells Fargo & Co., 7.98%, 3/29/49	570,000	473

Total		9,702

Industrial - Other (0.0%)

Sealed Air Corp., 7.875%, 6/15/17 144A	655,000	649

Total		649

Information/Data Technology (0.1%)

Fiserv, Inc., 6.125%, 11/20/12	1,075,000	1,116
Fiserv, Inc., 6.80%, 11/20/17	1,075,000	1,087

Total		2,203

Life Insurance (0.0%)

Prudential Financial, Inc., 5.70%, 12/14/36	170,000	128

Total		128

Metals/Mining (0.1%)

ArcelorMittal, 9.85%, 6/1/19	845,000	912
Barrick North America Fiance LLC, 6.80%, 9/15/18	370,000	405
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	365,000	365
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	200,000	222

Total		1,904

Natural Gas Distributors (0.1%)

NiSource Finance Corp., 5.25%, 9/15/17	415,000	356
NiSource Finance Corp., 5.40%, 7/15/14	785,000	743

Investment Grade Segment (10.7%)	Shares/ $ Par	Value $ (000’s)

Natural Gas Distributors continued
NiSource Finance Corp., 5.45%, 9/15/20	180,000	151
NiSource Finance Corp., 6.40%, 3/15/18	210,000	193

Total		1,443

Oil and Gas (0.4%)

Canadian Natural Resources, Ltd., 5.85%, 2/1/35	90,000	85
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	335,000	336
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	530,000	529
ConocoPhillips, 6.00%, 1/15/20	190,000	203
Devon Energy Corp., 7.95%, 4/15/32	250,000	298
EnCana Corp., 6.50%, 8/15/34	230,000	234
EnCana Corp., 6.50%, 2/1/38	290,000	297
EnCana Corp., 6.625%, 8/15/37	105,000	109
Hess Corp., 7.125%, 3/15/33	355,000	356
Hess Corp., 8.125%, 2/15/19	225,000	256
Husky Energy, Inc., 7.25%, 12/15/19	80,000	87
Kerr-McGee Corp., 6.95%, 7/1/24	95,000	88
Marathon Oil Corp., 6.60%, 10/1/37	140,000	135
Nexen, Inc., 5.875%, 3/10/35	495,000	424
Nexen, Inc., 6.40%, 5/15/37	160,000	147
Noble Energy, Inc., 8.25%, 3/1/19	760,000	865
Pemex Project Funding Master Trust, 6.625%, 6/15/35	245,000	222
Petro-Canada, 5.95%, 5/15/35	820,000	739
Suncor Energy, Inc., 6.50%, 6/15/38	415,000	391
Suncor Energy, Inc., 6.85%, 6/1/39	265,000	261
Valero Energy Corp., 6.625%, 6/15/37	300,000	256
XTO Energy, Inc., 5.30%, 6/30/15	260,000	267
XTO Energy, Inc., 6.50%, 12/15/18	335,000	359
XTO Energy, Inc., 6.75%, 8/1/37	290,000	303

Total		7,247

Other Finance (0.5%)

American Express Bank FSB, 3.15%, 12/9/11	2,210,000	2,288
Eaton Vance Corp., 6.50%, 10/2/17	100,000	95
International Lease Finance Corp., 5.875%, 5/1/13	215,000	163
PNC Financial Services Group, Inc., 8.25%, 5/21/49	2,310,000	1,938
Pooled Funding Trust I, 2.74%, 2/15/12 144A	5,550,000	5,651

Total		10,135

Other Services (0.1%)

Waste Management, Inc., 5.00%, 3/15/14	855,000	835
Waste Management, Inc., 6.10%, 3/15/18	925,000	912

Total		1,747

Other Transportation (0.0%)

FedEx Corp., 8.00%, 1/15/19	90,000	103

Total		103

Property and Casualty Insurance (0.0%)

The Progressive Corp., 6.70%, 6/15/37	315,000	222

Total		222

Railroads (0.1%)

Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	45,000	45
Canadian National Railway Co., 5.85%, 11/15/17	140,000	148
Canadian Pacific Railway Co., 5.95%, 5/15/37	185,000	151
CSX Corp., 5.60%, 5/1/17	325,000	316

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio 133

Balanced Portfolio

Investment Grade Segment (10.7%)	Shares/ $ Par	Value $ (000’s)

Railroads continued
Norfolk Southern Corp., 5.257%, 9/17/14	460,000	475
Norfolk Southern Corp., 5.75%, 1/15/16 144A	185,000	192
Union Pacific Corp., 5.65%, 5/1/17	625,000	627
Union Pacific Corp., 5.75%, 11/15/17	315,000	318
Union Pacific Corp., 6.65%, 1/15/11	390,000	409

Total		2,681

Real Estate Investment Trusts (0.7%)

AvalonBay Communities, Inc., 5.50%, 1/15/12	500,000	501
BRE Properties, Inc., 5.50%, 3/15/17	420,000	355
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,535,000	1,038
Duke Realty LP, 5.95%, 2/15/17	835,000	647
ERP Operating LP, 5.25%, 9/15/14	1,950,000	1,851
ERP Operating LP, 5.75%, 6/15/17	515,000	480
HCP, Inc., 6.00%, 1/30/17	400,000	339
HCP, Inc., 6.70%, 1/30/18	200,000	174
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	998
ProLogis, 5.50%, 3/1/13	2,000,000	1,753
ProLogis, 5.75%, 4/1/16	1,190,000	938
Simon Property Group LP, 5.375%, 6/1/11	1,660,000	1,664
Simon Property Group LP, 5.60%, 9/1/11	890,000	900
Simon Property Group LP, 6.10%, 5/1/16	1,560,000	1,456

Total		13,094

Restaurants (0.1%)

Darden Restaurants, Inc., 6.20%, 10/15/17	60,000	57
Darden Restaurants, Inc., 6.80%, 10/15/37	635,000	542
Yum! Brands, Inc., 6.875%, 11/15/37	800,000	806

Total		1,405

Retail Food and Drug (0.2%)

CVS/Caremark Corp., 4.875%, 9/15/14	985,000	1,000
CVS/Caremark Corp., 6.125%, 8/15/16	445,000	461
CVS/Caremark Corp., 6.25%, 6/1/27	715,000	726
Delhaize Group, 6.50%, 6/15/17	770,000	786
The Kroger Co., 6.15%, 1/15/20	240,000	245

Total		3,218

Retail Stores (0.2%)

The Home Depot, Inc., 5.875%, 12/16/36	525,000	463
Kohl’s Corp., 6.875%, 12/15/37	540,000	543
Nordstrom, Inc., 7.00%, 1/15/38	265,000	237
Target Corp., 5.375%, 5/1/17	595,000	612
Target Corp., 6.50%, 10/15/37	735,000	744
Wal-Mart Stores, Inc., 5.875%, 4/5/27	685,000	709

Total		3,308

Telecommunications (0.8%)

AT&T Corp., 8.00%, 11/15/31	380,000	439
AT&T Mobility LLC, 7.125%, 12/15/31	2,740,000	2,953
British Telecommunications PLC, 9.625%, 12/15/30	620,000	688
Deutsche Telekom International Finance BV, 5.75%, 3/23/16	665,000	681
Embarq Corp., 6.738%, 6/1/13	310,000	313
Embarq Corp., 7.082%, 6/1/16	1,225,000	1,196
Embarq Corp., 7.995%, 6/1/36	230,000	202
France Telecom SA, 8.50%, 3/1/31	975,000	1,252
Rogers Wireless, Inc., 6.375%, 3/1/14	875,000	938
Telecom Italia Capital SA, 4.00%, 1/15/10	2,360,000	2,371
Telecom Italia Capital SA, 6.20%, 7/18/11	1,620,000	1,677
Verizon Communications, Inc., 5.85%, 9/15/35	1,425,000	1,326
Verizon Communications, Inc., 6.10%, 4/15/18	1,325,000	1,359

	Investment Grade Segment (10.7%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued
	Verizon Communications, Inc., 8.95%, 3/1/39	400,000	505

	Total		15,900

	Tobacco (0.3%)

	Altria Group, Inc., 9.70%, 11/10/18	555,000	636
	Altria Group, Inc., 9.95%, 11/10/38	680,000	785
	Lorillard Tobacco Co., 8.125%, 6/23/19	565,000	585
	Philip Morris International, Inc., 5.65%, 5/16/18	735,000	770
	Philip Morris International, Inc., 6.375%, 5/16/38	735,000	782
	Reynolds American, Inc., 6.75%, 6/15/17	215,000	201
	Reynolds American, Inc., 7.25%, 6/15/37	215,000	177
	Reynolds American, Inc., 7.625%, 6/1/16	2,175,000	2,182

	Total		6,118

	Vehicle Parts (0.1%)

	Johnson Controls, Inc., 5.25%, 1/15/11	1,390,000	1,405
	Johnson Controls, Inc., 5.50%, 1/15/16	565,000	524
	Johnson Controls, Inc., 6.00%, 1/15/36	520,000	371

	Total		2,300

	Total Investment Grade Segment (Cost: $216,451)		213,040

	Governments (4.6%)

	Governments (4.6%)

	Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	27,553,000	29,651
	Israel Government AID Bond, 0.00%, 11/15/22	11,600,000	5,805
	Israel Government AID Bond, 0.00%, 11/15/23	11,500,000	5,423
	Israel Government AID Bond, 5.50%, 4/26/24	9,840,000	10,540
(n)	Overseas Private Investment, 4.10%, 11/15/14	2,387,840	2,434
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	6,100,000	5,655
	US Department of Housing and Urban Development, 6.17%, 8/1/14	14,981,000	16,329
	US Treasury, 1.875%, 4/30/14	1,279,000	1,241
	US Treasury, 2.625%, 4/30/16	975,000	943
	US Treasury, 2.75%, 2/15/19	190,000	178
	US Treasury, 3.125%, 5/15/19	630,000	609
	US Treasury, 3.25%, 5/31/16	955,000	959
	US Treasury, 3.50%, 2/15/39	500,000	432
	US Treasury Inflation Index Bond, 2.00%, 4/15/12	5,834,870	6,001
	US Treasury Inflation Index Bond, 2.625%, 7/15/17	5,435,098	5,792

	Total Governments (Cost: $85,865)		91,992

	Municipal Bonds (0.0%)

	Municipal Bonds (0.0%)

	Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	200,000	236
	The University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	400,000	419

	Total Municipal Bonds (Cost: $600)		655

The Accompanying Notes are an Integral Part of the Financial Statements.

134 Balanced Portfolio

Balanced Portfolio

	Structured Products (22.4%)	Shares/ $ Par	Value $ (000’s)

	Structured Products (22.4%)

	AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	22,665,000	22,756
	Asset Securitization Corp., Series 1997-D5, Class PS1, 1.57%, 2/14/43 IO	43,699,143	1,462
	Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	1,832,625	907
	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	2,172,487	1,118
	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.837%, 6/10/49	2,907,000	2,057
	Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.374%, 1/25/37	1,961,403	1,009
	Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.404%, 5/25/37	2,896,926	2,577
	CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	2,580,000	2,693
	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.888%, 12/10/49	6,462,000	5,109
	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1, 5.50%, 8/25/34	760,704	675
	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	1,101,917	1,085
	Countrywide Alternative Loan Trust, Series 2003-J1, Class 1A8, 5.25%, 10/25/33	1,041,877	815
	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.458%, 1/25/36	1,202,395	843
	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 6A1, 5.50%, 8/25/20	2,111,319	2,083
	Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	1,994,706	1,386
	Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	2,676,122	1,993
(n)	CRIIMI MAE Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	2,208,710	2,165
	DLJ Commercial Mortgage Corp., Series 1998- CF1, Class S, 0.913%, 2/15/31 IO	30,432,553	888
	DLJ Mortgage Acceptance Corp., Series 1997- CF2, Class S, 0.676%, 10/15/30 IO 144A	1,448,757	35

Structured Products (22.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,826,589	1,831
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,109,894	2,169
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	1,799,419	1,856
Federal Home Loan Mortgage Corp., Series 3248, Class LN, 4.50%, 7/15/35	12,941,600	13,294
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	1,346,212	1,405
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	599,274	624
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	2,387,854	2,485
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	16,521,008	16,869
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	16,056,659	16,395
Federal Home Loan Mortgage Corp., 5.00%, 6/1/38	13,918,807	14,176
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	813,697	856
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	1,733,094	1,823
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	330,785	348
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	2,360,007	2,476
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	3,646,769	3,777
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	6,914,940	7,512
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	3,129,265	3,303
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	2,125,000	2,267
Federal Home Loan Mortgage Corp., 6.00%, 10/1/37	18,051,277	18,861
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	187,285	193
Federal National Mortgage Association, 4.00%, 6/1/19	1,133,490	1,155
Federal National Mortgage Association, 4.50%, 6/1/19	8,272,177	8,569
Federal National Mortgage Association, 4.50%, 12/1/19	932,834	966
Federal National Mortgage Association, 5.00%, 3/1/20	2,952,160	3,079
Federal National Mortgage Association, 5.00%, 4/1/20	1,165,734	1,214

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio 135

Balanced Portfolio

Structured Products (22.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 5.00%, 5/1/20	4,523,625	4,712
Federal National Mortgage Association, 5.00%, 4/1/35	3,582,597	3,660
Federal National Mortgage Association, 5.00%, 7/1/35	4,539,984	4,638
Federal National Mortgage Association, 5.00%, 10/1/35	1,803,477	1,843
Federal National Mortgage Association, 5.32%, 4/1/14	2,610,580	2,794
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	3,011
Federal National Mortgage Association, 5.50%, 4/1/21	2,018,878	2,117
Federal National Mortgage Association, 5.50%, 9/1/34	890,441	923
Federal National Mortgage Association, 5.50%, 3/1/35	7,965,220	8,252
Federal National Mortgage Association, 5.50%, 7/1/35	1,794,173	1,859
Federal National Mortgage Association, 5.50%, 8/1/35	2,778,929	2,879
Federal National Mortgage Association, 5.50%, 9/1/35	17,032,412	17,646
Federal National Mortgage Association, 5.50%, 10/1/35	7,269,326	7,532
Federal National Mortgage Association, 5.50%, 11/1/35	18,538,517	19,207
Federal National Mortgage Association, 5.50%, 2/1/38	32,466,694	33,560
Federal National Mortgage Association, 6.00%, 5/1/35	399,152	419
Federal National Mortgage Association, 6.00%, 6/1/35	1,037,722	1,089
Federal National Mortgage Association, 6.00%, 7/1/35	6,396,113	6,710
Federal National Mortgage Association, 6.00%, 10/1/35	1,475,402	1,548
Federal National Mortgage Association, 6.00%, 11/1/35	6,802,020	7,136
Federal National Mortgage Association, 6.00%, 9/1/36	3,322,773	3,481
Federal National Mortgage Association, 6.00%, 1/1/38	6,110,360	6,394
Federal National Mortgage Association, 6.00%, 3/1/38	1,614,518	1,689
Federal National Mortgage Association, 6.00%, 6/1/38	9,572,140	10,016
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	6,158,259	6,558
Federal National Mortgage Association, 6.50%, 7/1/37	19,746,968	21,065
Federal National Mortgage Association, 6.75%, 4/25/18	1,738,577	1,849

Structured Products (22.4%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	10,762,000	11,383
Federal National Mortgage Association TBA, 4.50%, 7/1/24	4,000,000	4,080
Federal National Mortgage Association TBA, 5.00%, 7/1/24	4,000,000	4,139
Final Maturity Amortizing Notes, Series 2004- 1, Class 1, 4.45%, 8/25/12	6,992,713	7,295
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	3,166,201	2,562
First Union National Bank Commercial Mortgage Trust, Series 1999-C4, Class E, 8.187%, 12/15/31 144A	3,100,000	3,037
Government National Mortgage Association, 5.00%, 7/15/33	1,813,048	1,860
Government National Mortgage Association, 5.50%, 1/15/32	158,768	165
Government National Mortgage Association, 5.50%, 2/15/32	1,717,261	1,785
Government National Mortgage Association, 5.50%, 9/15/32	48,119	50
Government National Mortgage Association TBA, 5.00%, 8/1/39	5,000,000	5,063
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 0.409%, 11/5/21 144A	724,956	577
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	771,000	793
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	2,283,000	1,983
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	2,250,000	2,478
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,324,248	1,426
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	916,806	898
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 0.384%, 1/25/37	3,039,278	1,331
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.81%, 6/12/50	2,817,000	2,014
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	7,031,000	7,080
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	518,210	508

The Accompanying Notes are an Integral Part of the Financial Statements.

136 Balanced Portfolio

Balanced Portfolio

	Structured Products (22.4%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
(n)	RMF Commercial Mortgage Pass-Through Certificates, Series 1997-1, Class F, 7.471%, 1/15/19 144A	501,719	401
	TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.404%, 3/25/37	2,434,801	2,015
	Thornburg Mortgage Securities Trust, Series 2007-1, Class A1, 0.424%, 3/25/37	2,317,547	2,066
	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.434%, 9/25/46	3,063,941	2,810
	Thornburg Mortgage Securities Trust, Series 2007-2, Class A3A, 0.439%, 6/25/37	3,571,801	3,178
	Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	2,205,000	2,276
	Washington Mutual Alternative Mortgage Pass- Through Certificates, Series 2006-6, Class 4A, 6.738%, 11/25/34	1,237,663	1,095
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	1,547,934	1,505
	Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	154,491	153
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	1,098,394	1,085
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2, Class 1A1, 5.00%, 3/25/36	2,230,884	1,714
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	4,166,786	3,593
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	3,874,733	3,302

	Total Structured Products (Cost: $444,573)		447,446

	Below Investment Grade Segment (7.4%)

	Aerospace/Defense (0.3%)

	Alliant Techsystems, Inc., 6.75%, 4/1/16	435,000	399
	Bombardier, Inc., 8.00%, 11/15/14 144A	120,000	113
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	390,000	164
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	465,000	195
	L-3 Communications Corp., 6.375%, 10/15/15	4,560,000	4,138
	L-3 Communications Corp., 7.625%, 6/15/12	850,000	852

	Total		5,861

	Below Investment Grade Segment (7.4%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts (0.2%)
	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	823,000	255
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	320,000	245
	Ford Motor Credit Co. LLC, 9.875%, 8/10/11	2,000,000	1,850
(d)	General Motors Corp., 7.20%, 1/15/11	200,000	25
(d)	General Motors Corp., 8.375%, 7/15/33	865,000	110
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	490,000	495
	Lear Corp., 5.75%, 8/1/14	385,000	98
	Lear Corp., 8.75%, 12/1/16	615,000	161
(d)	Visteon Corp., 8.25%, 8/1/10	516,000	16
(d)	Visteon Corp., 12.25%, 12/31/16 144A	778,000	27

	Total		3,282

	Basic Materials (0.7%)

(d)	Abitibi-Consolidated Co. of Canada, 15.50%, 7/15/10 144A	435,000	70
	Ashland, Inc., 9.125%, 6/1/17 144A	360,000	374
	BWAY Corp., 10.00%, 4/15/14 144A	260,000	259
	Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	310,000	302
	Domtar Corp., 10.75%, 6/1/17	320,000	307
	FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,200,000	1,152
	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	125,000	126
	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	1,510,000	1,521
	Georgia-Pacific LLC, 7.00%, 1/15/15 144A	1,250,000	1,169
	Georgia-Pacific LLC, 7.125%, 1/15/17 144A	370,000	344
	Georgia-Pacific LLC, 8.25%, 5/1/16 144A	405,000	393
	Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14	220,000	205
	Graphic Packaging International, Inc., 9.50%, 8/15/13	600,000	573
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	960,000	432
	Huntsman International LLC, 7.375%, 1/1/15	405,000	318
	Nalco Co., 8.25%, 5/15/17 144A	395,000	397
	NewPage Corp., 10.00%, 5/1/12	405,000	194
	Novelis, Inc., 7.25%, 2/15/15	784,000	596
	Owens-Brockway Glass Container, Inc., 7.375%, 5/15/16 144A	440,000	427
	Peabody Energy Corp., 7.375%, 11/1/16	330,000	312
	Peabody Energy Corp., 7.875%, 11/1/26	670,000	578
	Pride International, Inc., 7.375%, 7/15/14	805,000	799
(d)	Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	585,000	216
(d)	Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	180,000	69
	Steel Dynamics, Inc., 6.75%, 4/1/15	470,000	418
(d)	Stone Container Finance Co. of Canada II, 7.375%, 7/15/14	425,000	194
	Teck Resources, Ltd., 9.75%, 5/15/14 144A	655,000	678
	Teck Resources, Ltd., 10.25%, 5/15/16 144A	165,000	173
	Teck Resources, Ltd., 10.75%, 5/15/19 144A	490,000	527
	Texas Industries, Inc., 7.25%, 7/15/13 144A	255,000	231
	Weyerhaeuser Co., 6.875%, 12/15/33	130,000	89

	Total		13,443

	Builders/Building Materials (0.0%)

	D.R. Horton, Inc., 5.375%, 6/15/12	540,000	502
	D.R. Horton, Inc., 7.875%, 8/15/11	160,000	162

	Total		664

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio 137

Balanced Portfolio

	Below Investment Grade Segment (7.4%)	Shares/ $ Par	Value $ (000’s)

	Capital Goods (0.2%)

	Case Corp., 7.25%, 1/15/16	2,085,000	1,879
	Case New Holland, Inc., 7.125%, 3/1/14	555,000	507
	Centex Corp., 7.875%, 2/1/11	335,000	337
	RSC Equipment Rental, Inc., 9.50%, 12/1/14	345,000	277
(n)	RSC Equipment Rental, Inc., 10.00%, 7/15/17 144A	460,000	459
	SPX Corp., 7.625%, 12/15/14	510,000	492
	Terex Corp., 8.00%, 11/15/17	450,000	346
	United Rentals North America, Inc., 10.875%, 6/15/16 144A	440,000	422

	Total		4,719

	Consumer Products/Retailing (0.2%)

	Levi Strauss & Co., 8.875%, 4/1/16	850,000	822
	Limited Brands, Inc., 8.50%, 6/15/19 144A	490,000	469
	Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	120,000	88
	The Neiman Marcus Group, Inc., 10.375%, 10/15/15	875,000	512
	New Albertson’s, Inc., 7.25%, 5/1/13	485,000	466
	Rite Aid Corp., 9.375%, 12/15/15	325,000	214
	Rite Aid Corp., 9.75%, 6/12/16 144A	165,000	165
	Rite Aid Corp., 10.375%, 7/15/16	255,000	230
	SUPERVALU, Inc., 8.00%, 5/1/16	435,000	422

	Total		3,388

	Energy (1.2%)

	Basic Energy Services, Inc., 7.125%, 4/15/16	530,000	421
	Chesapeake Energy Corp., 6.625%, 1/15/16	1,000,000	878
	Chesapeake Energy Corp., 7.25%, 12/15/18	420,000	365
	Chesapeake Energy Corp., 7.625%, 7/15/13	170,000	162
	Cimarex Energy Co., 7.125%, 5/1/17	585,000	515
	Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16 144A	435,000	434
	Complete Production Services, Inc., 8.00%, 12/15/16	300,000	257
	Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	450,000	272
	El Paso Corp., 7.00%, 6/15/17	1,110,000	1,011
	El Paso Corp., 7.25%, 6/1/18	640,000	591
	El Paso Corp., 7.75%, 1/15/32	670,000	545
	El Paso Corp., 8.25%, 2/15/16	235,000	229
	Forest Oil Corp., 7.25%, 6/15/19	640,000	573
	Forest Oil Corp., 8.50%, 2/15/14 144A	235,000	231
	Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	680,000	621
	Key Energy Services, Inc., 8.375%, 12/1/14	675,000	596
	Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11	2,440,000	2,391
(n)	Linn Energy LLC, 9.875%, 7/1/18	380,000	334
	Linn Energy LLC, 11.75%, 5/15/17 144A	395,000	384
	Mariner Energy, Inc., 8.00%, 5/15/17	268,000	222
	Mariner Energy, Inc., 11.75%, 6/30/16	330,000	328
	Newfield Exploration Co., 6.625%, 4/15/16	850,000	767
	OPTI Canada, Inc., 8.25%, 12/15/14	395,000	261
	Petrohawk Energy Corp., 7.875%, 6/1/15	300,000	278
	Petrohawk Energy Corp., 9.125%, 7/15/13	910,000	905
	Petrohawk Energy Corp., 10.50%, 8/1/14 144A	185,000	189
	Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	350,000	291
	Pioneer Natural Resources Co., 6.875%, 5/1/18	1,840,000	1,603
	Plains Exploration & Production Co., 7.625%, 6/1/18	260,000	233
	Plains Exploration & Production Co., 7.75%, 6/15/15	315,000	295
	Pride International, Inc., 8.50%, 6/15/19	435,000	430

	Below Investment Grade Segment (7.4%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Range Resources Corp., 6.375%, 3/15/15	750,000	691
	Range Resources Corp., 7.25%, 5/1/18	85,000	79
	SandRidge Energy, Inc., 8.00%, 6/1/18 144A	260,000	222
	SandRidge Energy, Inc., 9.875%, 5/15/16 144A	435,000	420
	Sonat, Inc., 7.625%, 7/15/11	190,000	186
	Southwestern Energy Co., 7.50%, 2/1/18 144A	490,000	470
	Tesoro Corp., 6.25%, 11/1/12	2,070,000	1,967
	Tesoro Corp., 6.50%, 6/1/17	2,615,000	2,236
	Tesoro Corp., 6.625%, 11/1/15	270,000	242
	W&T Offshore, Inc., 8.25%, 6/15/14 144A	620,000	477
	Whiting Petroleum Corp., 7.25%, 5/1/13	850,000	805

	Total		24,407

	Financials (0.7%)

	Bank of America Corp., 8.125%, 12/29/49	550,000	459
	Capmark Financial Group, Inc., 8.30%, 5/10/17	320,000	76
	Crum & Forster Holdings Corp., 7.75%, 5/1/17	562,000	488
	E*TRADE Financial Corp., 7.875%, 12/1/15	755,000	596
	E*TRADE Financial Corp., 8.00%, 6/15/11	700,000	819
	General Motors Acceptance Corp. LLC, 6.00%, 12/15/11 144A	1,351,000	1,155
	General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	330,000	284
	General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	1,415,000	1,284
	General Motors Acceptance Corp. LLC, 7.50%, 12/31/13 144A	238,000	184
	General Motors Acceptance Corp. LLC, 8.00%, 12/31/18 144A	286,000	182
	General Motors Acceptance Corp. LLC, 8.00%, 11/1/31 144A	859,000	601
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	490,000	72
	SLM Corp., 4.50%, 7/26/10	870,000	822
	SLM Corp., 5.375%, 1/15/13	80,000	67
	SLM Corp., 5.375%, 5/15/14	520,000	418
	SLM Corp., 5.45%, 4/25/11	4,560,000	4,195
(d)	Washington Mutual Bank, 6.75%, 5/20/36	580,000	0
(d)	Washington Mutual Bank, 6.875%, 6/15/11	1,115,000	1
	Wells Fargo Capital XIII, 7.70%, 12/29/49	2,150,000	1,785

	Total		13,488

	Foods (0.3%)

	Constellation Brands, Inc., 7.25%, 9/1/16	2,265,000	2,095
	Constellation Brands, Inc., 7.25%, 5/15/17	575,000	532
	Constellation Brands, Inc., 8.375%, 12/15/14	285,000	286
	Dole Food Co., 13.875%, 3/15/14 144A	295,000	324
(d)	Pilgrim’s Pride Corp., 7.625%, 5/1/15	255,000	222
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	450,000	407
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	580,000	490
	Smithfield Foods, Inc., 7.75%, 5/15/13	1,590,000	1,304
	Smithfield Foods, Inc., 7.75%, 7/1/17	455,000	331
	Smithfield Foods, Inc., 10.00%, 7/15/14 144A	260,000	257

	Total		6,248

	Gaming/Leisure/Lodging (0.7%)

	AMC Entertainment, Inc., 8.75%, 6/1/19 144A	655,000	616
	AMC Entertainment, Inc., 11.00%, 2/1/16	175,000	169
	Caesars Entertainment, Inc., 8.125%, 5/15/11	625,000	519
	Cinemark USA, Inc., 8.625%, 6/15/19 144A	165,000	163
	Corrections Corp. of America, 7.75%, 6/1/17	510,000	502
	Felcor Lodging LP, 9.00%, 6/1/11	750,000	660
	Harrah’s Operating Co., Inc., 5.50%, 7/1/10	415,000	369

The Accompanying Notes are an Integral Part of the Financial Statements.

138 Balanced Portfolio

Balanced Portfolio

	Below Investment Grade Segment (7.4%)	Shares/ $ Par	Value $ (000’s)

	Gaming/Leisure/Lodging continued
	Harrah’s Operating Co., Inc., 10.00%, 12/15/18 144A	1,341,000	771
	Harrah’s Operating Co., Inc., 11.25%, 6/1/17 144A	655,000	619
	Host Hotels & Resorts LP, 7.125%, 11/1/13	1,000,000	940
	Las Vegas Sands Corp., 6.375%, 2/15/15	1,090,000	806
	Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	840,000	420
	MGM MIRAGE, Inc., 6.75%, 9/1/12	745,000	529
	MGM MIRAGE, Inc., 7.50%, 6/1/16	1,100,000	714
	MGM MIRAGE, Inc., 8.375%, 2/1/11	620,000	496
	MGM MIRAGE, Inc., 10.375%, 5/15/14 144A	330,000	342
	MGM MIRAGE, Inc., 11.125%, 11/15/17 144A	460,000	487
	Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	675,000	439
	Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	210,000	160
	Speedway Motorsports, Inc., 8.75%, 6/1/16 144A	330,000	334
	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	435,000	409
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	4,295,000	3,712

	Total		14,176

	Health Care/Pharmaceuticals (0.6%)
(c)	Biomet, Inc., 10.375%, 10/15/17	1,005,000	972
	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 144A	410,000	406
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	1,530,000	1,499
	DaVita, Inc., 7.25%, 3/15/15	590,000	555
	FMC Finance III SA, 6.875%, 7/15/17	325,000	302
	Fresenius US Finance II, Inc., 9.00%, 7/15/15 144A	235,000	245
	HCA, Inc., 6.75%, 7/15/13	650,000	572
	HCA, Inc., 8.50%, 4/15/19 144A	325,000	318
	HCA, Inc., 9.25%, 11/15/16	1,795,000	1,768
(c)	HCA, Inc., 9.625%, 11/15/16	946,000	937
	HCA, Inc., 9.875%, 2/15/17 144A	70,000	71
	Health Management Associates, Inc., 6.125%, 4/15/16	590,000	506
	Service Corp. International, 6.75%, 4/1/15	195,000	176
	Tenet Healthcare Corp., 7.375%, 2/1/13	620,000	558
	Tenet Healthcare Corp., 8.875%, 7/1/19 144A	715,000	719
	US Oncology, Inc., 9.125%, 8/15/17 144A	395,000	392
	Valeant Pharmaceuticals International, 8.375%, 6/15/16 144A	195,000	194
	Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	735,000	658

	Total		10,848

	Media (0.6%)
(d)	CCH I LLC/CCH I Capital Corp., 11.00%, 10/1/15	700,000	84
(d)	CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10	1,050,000	1,104
	CSC Holdings, Inc., 7.625%, 4/1/11	895,000	886
	CSC Holdings, Inc., 7.875%, 2/15/18	1,005,000	941
	CSC Holdings, Inc., 8.50%, 4/15/14 144A	150,000	149
	CSC Holdings, Inc., 8.625%, 2/15/19 144A	235,000	228
(d)	Dex Media West LLC/Dex Media West Finance Co., 8.50%, 8/15/10	325,000	234

	Below Investment Grade Segment (7.4%)	Shares/ $ Par	Value $ (000’s)

	Media continued
(d)	Dex Media West LLC/Dex Media West Finance Co., 9.875%, 8/15/13	655,000	100
	DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, 5/15/16	1,120,000	1,089
	DISH DBS Corp., 7.00%, 10/1/13	265,000	252
	DISH DBS Corp., 7.125%, 2/1/16	775,000	723
	DISH DBS Corp., 7.75%, 5/31/15	610,000	581
	Intelsat Corp., 9.25%, 8/15/14 144A	400,000	387
	Intelsat Jackson Holdings, Ltd., 11.25%, 6/15/16	395,000	403
	Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/15 144A	70,000	68
	Intelsat, Ltd., 7.625%, 4/15/12	470,000	418
	The Interpublic Group of Cos., Inc., 10.00%, 7/15/17 144A	165,000	166
	Kabel Deutschland GmbH, 10.625%, 7/1/14	215,000	222
	Lamar Media Corp., 6.625%, 8/15/15	1,140,000	992
	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	200,000	180
	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	470,000	448
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16 144A	190,000	185
	Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/14 144A	235,000	233
	Quebecor Media, Inc., 7.75%, 3/15/16	660,000	598
(d)	RH Donnelley, Inc., 11.75%, 5/15/15 144A	435,000	200
	Univision Communications, Inc., 12.00%, 7/1/14 144A	295,000	290
	Videotron Ltee, 6.875%, 1/15/14	491,000	454
	Videotron Ltee, 9.125%, 4/15/18	110,000	112
	Virgin Media Finance PLC, 9.50%, 8/15/16	545,000	537
	XM Satellite Radio, Inc., 11.25%, 6/15/13 144A	260,000	258

	Total		12,522

	Real Estate (0.1%)
	Colonial Realty LP, 6.05%, 9/1/16	360,000	284
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	450,000	406
	iStar Financial, Inc., 5.15%, 3/1/12	1,580,000	798
	iStar Financial, Inc., 8.625%, 6/1/13	565,000	294

	Total		1,782

	Retail Stores (0.1%)
	J.C. Penney Corp., Inc., 5.75%, 2/15/18	130,000	114
	J.C. Penney Corp., Inc., 6.375%, 10/15/36	260,000	193
	J.C. Penney Corp., Inc., 6.875%, 10/15/15	515,000	483
	J.C. Penney Corp., Inc., 7.95%, 4/1/17	610,000	598

	Total		1,388

	Services (0.0%)
	ARAMARK Corp., 8.50%, 2/1/15	435,000	422

	Total		422

	Technology (0.2%)
	First Data Corp., 9.875%, 9/24/15	775,000	550
	Flextronics International, Ltd., 6.50%, 5/15/13	750,000	722
(c)	Freescale Semiconductor, Inc., 9.125%, 12/15/14	545,675	202
	Iron Mountain, Inc., 7.75%, 1/15/15	470,000	451
	Iron Mountain, Inc., 8.00%, 6/15/20	775,000	721
	Seagate Technology HDD Holdings, 6.80%, 10/1/16	715,000	613

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio 139

Balanced Portfolio

Below Investment Grade Segment (7.4%)	Shares/ $ Par	Value $ (000’s)

Technology continued
STATS ChipPAC, Ltd., 7.50%, 7/19/10	360,000	356
Sungard Data Systems, Inc., 10.625%, 5/15/15 144A	425,000	417
Unisys Corp., 8.00%, 10/15/12	450,000	270

Total		4,302

Telecommunications (0.5%)
CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 144A	435,000	424
Cricket Communications, Inc., 7.75%, 5/15/16 144A	655,000	631
Cricket Communications, Inc., 10.00%, 7/15/15 144A	255,000	253
Crown Castle International Corp., 9.00%, 1/15/15	120,000	122
Frontier Communications Corp., 8.25%, 5/1/14	545,000	515
Frontier Communications Corp., 9.00%, 8/15/31	970,000	800
MetroPCS Wireless, Inc., 9.25%, 11/1/14 144A	590,000	584
Nextel Communications, Inc., 6.875%, 10/31/13	475,000	393
Qwest Corp., 6.50%, 6/1/17	750,000	660
Qwest Corp., 7.625%, 6/15/15	415,000	390
Qwest Corp., 8.375%, 5/1/16 144A	330,000	319
Sprint Capital Corp., 6.90%, 5/1/19	880,000	728
Sprint Capital Corp., 8.375%, 3/15/12	2,695,000	2,655
Sprint Nextel Corp., 6.00%, 12/1/16	860,000	703
Windstream Corp., 7.00%, 3/15/19	500,000	435
Windstream Corp., 8.625%, 8/1/16	865,000	828

Total		10,440

Transportation (0.1%)
Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	1,500,000	1,260
Stena AB, 7.50%, 11/1/13	200,000	169

Total		1,429

Utilities (0.7%)
The AES Corp., 7.75%, 10/15/15	795,000	739
The AES Corp., 8.00%, 10/15/17	500,000	465
The AES Corp., 8.00%, 6/1/20	405,000	363
CenterPoint Energy, Inc., 6.50%, 5/1/18	380,000	339
CMS Energy Corp., 6.875%, 12/15/15	1,270,000	1,207
CMS Energy Corp., 8.75%, 6/15/19	130,000	131
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,000,000	848
Dynegy Holdings, Inc., 7.50%, 6/1/15	730,000	609
Dynegy Holdings, Inc., 7.75%, 6/1/19	485,000	378
Dynegy Holdings, Inc., 8.375%, 5/1/16	1,075,000	911
Edison Mission Energy, 7.00%, 5/15/17	1,050,000	806
Edison Mission Energy, 7.20%, 5/15/19	1,225,000	913
Elwood Energy LLC, 8.159%, 7/5/26	515,100	428
Energy Future Holdings Corp., 10.875%, 11/1/17	670,000	489
Indiantown Cogeneration LP, 9.77%, 12/15/20	1,280,000	1,188
Mirant Americas Generation LLC, 8.50%, 10/1/21	1,215,000	960
NRG Energy, Inc., 7.25%, 2/1/14	500,000	485
NRG Energy, Inc., 7.375%, 2/1/16	130,000	123
NRG Energy, Inc., 7.375%, 1/15/17	490,000	462
RRI Energy, Inc., 7.625%, 6/15/14	750,000	686

	Below Investment Grade Segment (7.4%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	2,660,000	1,656

	Total		14,186

	Total Below Investment Grade Segment (Cost: $162,074)		146,995

	Short-Term Investments (17.2%)

	Autos (1.2%)

	American Honda Finance Corp., 0.30%, 9/16/09	10,000,000	9,990
(b)	American Honda Finance Corp., 0.811%, 8/26/09 144A	3,200,000	3,200
	Toyota Motor Credit Corp., 0.24%, 7/15/09	10,000,000	9,999

	Total		23,189

	Cable/Media/Broadcasting/Satellite (1.0%)

	Verizon Communications, Inc., 0.30%, 7/6/09	10,000,000	9,999
	Verizon Communications, Inc., 0.33%, 7/13/09	10,000,000	9,999

	Total		19,998

	Commercial Banks Non-US (0.2%)

(b)	Bank of Scotland PLC, 0.341%, 10/9/09 144A	3,000,000	2,972

	Total		2,972

	Federal Government & Agencies (1.6%)

(b)	Federal Home Loan Bank, 0.23%, 10/13/09	30,000,000	29,988
(b)	Federal Home Loan Bank, 1.05%, 2/17/10	2,400,000	2,409

	Total		32,397

	Finance Lessors (2.0%)

(b)	Gemini Securitization Corp. LLC, 0.25%, 7/8/09	10,000,000	10,000
(b)	Gemini Securitization Corp. LLC, 0.37%, 9/24/09	10,000,000	9,984
(b)	Kitty Hawk Funding Corp., 0.27%, 7/10/09	10,000,000	9,999
(b)	Kitty Hawk Funding Corp., 0.28%, 7/27/09	10,000,000	9,998

	Total		39,981

	Finance Services (3.5%)

	Alpine Securitization, 0.25%, 7/13/09	10,000,000	9,999
	Alpine Securitization, 0.35%, 9/8/09	10,000,000	9,990
	Barton Capital LLC, 0.29%, 7/9/09	10,000,000	9,999
(b)	Barton Capital LLC, 0.30%, 8/3/09	10,000,000	9,997

The Accompanying Notes are an Integral Part of the Financial Statements.

140 Balanced Portfolio

Balanced Portfolio

	Short-Term Investments (17.2%)	Shares/ $ Par	Value $ (000’s)

	Finance Services continued
	Ciesco LLC, 0.35%, 7/14/09	20,000,000	19,997
(b)	Liberty Street Funding LLC, 0.31%, 8/21/09	10,000,000	9,996

	Total		69,978

	Oil and Gas (1.0%)

	Devon Energy Corp., 0.35%, 7/1/09	15,500,000	15,500
(b)	Devon Energy Corp., 0.38%, 7/8/09	3,740,000	3,740

	Total		19,240

	Personal Credit Institutions (3.2%)

(b)	Associates Corp. of North America, 8.55%, 7/15/09	4,440,000	4,441
	Bryant Park Funding LLC, 0.25%, 7/2/09	10,000,000	10,000
	Bryant Park Funding LLC, 0.28%, 7/7/09	10,000,000	10,000
(b)	HSBC Finance Corp., 0.30%, 7/13/09	10,000,000	9,999
(b)	HSBC Finance Corp., 0.45%, 7/8/09	10,000,000	9,999
(b)	Thunder Bay Funding LLC, 0.35%, 9/8/09	10,000,000	9,988
(b)	Thunder Bay Funding LLC, 0.35%, 9/10/09	10,000,000	9,988

	Total		64,415

	Short Term Business Credit (3.5%)

	Atlantic Asset Securitization LLC, 0.35%, 9/4/09	10,000,000	9,990
	Atlantic Asset Securitization LLC, 0.40%, 7/6/09	10,000,000	9,999
	Falcon Asset Securitization, 0.27%, 7/17/09	10,000,000	9,999
	Falcon Asset Securitization, 0.27%, 7/24/09	10,000,000	9,998
(b)	Ranger Funding Co. LLC, 0.30%, 8/6/09	10,000,000	9,997
(b)	Ranger Funding Co. LLC, 0.35%, 9/2/09	10,000,000	9,993
	Sheffield Receivables Corp., 0.28%, 7/29/09	10,000,000	9,998

	Total		69,974

	Total Short-Term Investments (Cost: $342,192)		342,144

	Total Investments (99.9%) (Cost: $2,070,526)(a)		1,993,198

	Other Assets, Less Liabilities (0.1%)		1,697

	Net Assets (100.0%)		1,994,895

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio 141

Balanced Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009 the value of these securities (in thousands) was $79,202 representing 3.97% of the net assets.

IO — Interest Only Security

RB — Revenue Bond

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $2,070,526 and the net unrealized depreciation of investments based on that cost was $77,328 which is comprised of $98,374 aggregate gross unrealized appreciation and $175,702 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at June 30, 2009, $19,353)	65	9/09	$ (611)
Russell 2000 Mini Index Future (Long) (Total Notional Value at June 30, 2009, $33,142)	634	9/09	(989)
S&P 500 Index Futures (Long) (Total Notional Value at June 30, 2009, $185,269)	790	9/09	(4,462)
US Five Year Note Commodity (Long) (Total Notional Value at June 30, 2009, $35,680)	309	9/09	(232)
US Long Bond (CBT) Commodity (Long) (Total Notional Value at June 30, 2009, $5,610)	48	9/09	71
US Ten Year Treasury Note (Short) (Total Notional Value at June 30, 2009, $67,298)	580	9/09	(137)
US Two Year Treasury Note (Long) (Total Notional Value at June 30, 2009, $50,668)	234	9/09	(74)

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(j)	Swap agreements outstanding on June 30, 2009

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Credit Suisse International	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3 Month USD- LIBOR -45 Basis Points (Bps)	5/10	60,000	$ (1,763)
Credit Suisse International	Russell 2000 Value Index	3 Month USD- LIBOR - 90 Bps	Russell 2000 Value Index Total Return	5/10	11,998	(141)
Credit Suisse International	Russell 2000 Growth Index	Russell 2000 Growth Index Total Return	3 Month USD- LIBOR - 130 Bps	5/10	12,001	(480)
Credit Suisse International	Russell 1000 Value Index	3 Month USD- LIBOR - 25 Bps	Russell 1000 Value Index Total Return	5/10	60,000	676
Goldman Sachs International	Russell Midcap Growth Index	Russell Midcap Growth Index Total Return	3 Month USD- LIBOR - 35 Bps	5/10	70,000	(1,019)
Goldman Sachs International	Russell Midcap Value Index	3 Month USD- LIBOR - 5 Bps	Russell Midcap Value Index Total Return	5/10	70,000	(5)

The Accompanying Notes are an Integral Part of the Financial Statements.

142 Balanced Portfolio

Balanced Portfolio

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
JPMorgan Chase	Russell 2000 Growth Biotechnology Industry Index	3 Month USD-LIBOR - 120 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/09	828	$ 24
JPMorgan Chase	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3 Month USD-LIBOR - 60 Bps	5/10	100,000	(2,938)
JPMorgan Chase	Russell 1000 Value Index	3 Month USD-LIBOR - 40 Bps	Russell 1000 Value Index Total Return	5/10	100,000	1,126

						$ (4,520)

(k)	Cash or securities with an aggregate value of $10,310 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2009.

(l)	As of June 30, 2009 portfolio securities with an aggregate value of $148,615 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(n)	At June 30, 2009 portfolio securities with an aggregate value of $5,793 (in thousands) were valued with reference to securities whose values are more readily available.

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Domestic Common Stocks	$580,817	$-	$-
Foreign Common Stocks	20,617	149,400	-
Preferred Stocks	-	92	-
US Government & Agency Bonds	-	91,992	-
Municipal Bonds	-	655	-
Corporate Bonds	-	359,242	793
Structured Products	-	447,045	401
Short-Term Investments	-	342,144	-
Other Financial Instruments^	(6,434)	(4,520)	-

Total	$595,000	$1,386,050	$1,194

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio 143

Asset Allocation Portfolio

Sector Allocation 6/30/09

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

The Portfolio may use derivative instruments for hedging purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period January 1, 2009 to June 30, 2009*
Actual	$1,000.00	$1,083.87	$ 3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$ 2.91

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

144 Asset Allocation Portfolio

Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

	Domestic Common Stocks and Warrants (42.9%)	Shares/ $ Par	Value $ (000’s)

	Large Cap Common Stocks (30.1%)

	Consumer Discretionary (2.7%)

	Abercrombie & Fitch Co. - Class A	9,500	241
*	Amazon.com, Inc.	4,200	351
	Comcast Corp. - Class A	34,050	494
	Johnson Controls, Inc.	24,000	521
*	Kohl’s Corp.	16,200	693
	Lowe’s Cos., Inc.	20,400	396
	McDonald’s Corp.	8,700	500
	The McGraw-Hill Cos., Inc.	17,700	533
	NIKE, Inc. - Class B	12,000	621
	Omnicom Group, Inc.	14,700	464
	Starwood Hotels & Resorts Worldwide, Inc.	7,600	169
	Target Corp.	11,600	458

	Total		5,441

	Consumer Staples (3.9%)

	Avon Products, Inc.	16,100	415
	The Coca-Cola Co.	12,600	605
	CVS Caremark Corp.	38,005	1,211
*	Energizer Holdings, Inc.	8,900	465
*	Hansen Natural Corp.	6,400	197
	The Kroger Co.	21,500	474
	PepsiCo, Inc.	24,500	1,347
	Philip Morris International, Inc.	27,600	1,204
	The Procter & Gamble Co.	14,200	726
	Wal-Mart Stores, Inc.	24,100	1,167

	Total		7,811

	Energy (2.4%)

	Diamond Offshore Drilling, Inc.	1,500	125
	Exxon Mobil Corp.	8,800	615
	Halliburton Co.	17,200	356
	Hess Corp.	6,700	360
*	National-Oilwell Varco, Inc.	16,000	522
	Occidental Petroleum Corp.	7,600	500
	Schlumberger, Ltd.	12,600	682
*	Southwestern Energy Co.	18,500	719
*	Weatherford International, Ltd.	18,100	354
	XTO Energy, Inc.	14,000	534

	Total		4,767

	Financials (1.4%)

	American Express Co.	9,100	212
	Bank of America Corp.	26,300	347
	CME Group, Inc.	1,100	342
	The Goldman Sachs Group, Inc.	4,600	678
	Morgan Stanley	2,500	71
	Prudential Financial, Inc.	5,000	186
	State Street Corp.	14,000	661

	Domestic Common Stocks and Warrants (42.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued
	T. Rowe Price Group, Inc.	8,400	350

	Total		2,847

	Health Care (4.6%)

	Abbott Laboratories	17,500	823
	Allergan, Inc.	16,000	761
	Baxter International, Inc.	16,184	857
*	Celgene Corp.	19,800	947
*	Express Scripts, Inc.	15,500	1,066
*	Genzyme Corp.	6,000	334
*	Gilead Sciences, Inc.	17,900	838
	Johnson & Johnson	4,100	233
*	Medco Health Solutions, Inc.	26,000	1,186
	Schering-Plough Corp.	27,100	681
*	St. Jude Medical, Inc.	10,400	428
*	Thermo Fisher Scientific, Inc.	10,400	424
	UnitedHealth Group, Inc.	26,100	652

	Total		9,230

	Industrials (2.9%)

	Danaher Corp.	10,200	630
	Deere & Co.	12,300	491
	FedEx Corp.	7,500	417
*	First Solar, Inc.	1,800	292
	Honeywell International, Inc.	20,900	656
	Lockheed Martin Corp.	4,200	339
	Norfolk Southern Corp.	11,700	441
	PACCAR, Inc.	10,600	345
	Precision Castparts Corp.	5,300	387
	Raytheon Co.	9,300	413
	Union Pacific Corp.	12,900	672
	United Technologies Corp.	13,000	675

	Total		5,758

	Information Technology (9.7%)

	Accenture, Ltd. - Class A	9,400	314
*	Activision Blizzard, Inc.	18,600	235
*	Adobe Systems, Inc.	8,000	226
*	Agilent Technologies, Inc.	11,600	235
*	Apple, Inc.	11,000	1,567
	Applied Materials, Inc.	28,800	316
	Automatic Data Processing, Inc.	6,700	237
*	Broadcom Corp. - Class A	9,800	243
*	Cisco Systems, Inc.	72,600	1,353
	Corning, Inc.	20,600	331
*	Dell, Inc.	20,700	284
*	eBay, Inc.	15,100	259
*	Electronic Arts, Inc.	10,600	230
*	EMC Corp.	19,700	258
*	Fiserv, Inc.	5,400	247
*	Google, Inc. - Class A	3,000	1,265
	Hewlett-Packard Co.	29,000	1,121
	Intel Corp.	73,600	1,218

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio 145

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (42.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	International Business Machines Corp.	17,800	1,859
*	Intuit, Inc.	7,700	217
*	Juniper Networks, Inc.	20,600	486
	MasterCard, Inc.	1,200	201
	Microsoft Corp.	101,300	2,408
*	NetApp, Inc.	11,200	221
*	NVIDIA Corp.	16,800	190
	Oracle Corp.	51,900	1,112
	Paychex, Inc.	7,200	181
	QUALCOMM, Inc.	22,400	1,012
	Texas Instruments, Inc.	25,100	535
	Visa, Inc. - Class A	5,600	349
*	Western Digital Corp.	8,800	233
	Western Union Co.	22,300	366
*	Yahoo!, Inc.	17,700	277

	Total		19,586

	Materials (1.4%)

	Ecolab, Inc.	7,600	296
*	Freeport-McMoRan Copper & Gold, Inc.	10,975	550
	Monsanto Co.	11,200	833
	Nucor Corp.	7,000	311
	Praxair, Inc.	12,800	910

	Total		2,900

	Other Holdings (0.5%)

	iShares Russell 1000 Growth Index Fund	26,300	1,079

	Total		1,079

	Telecommunication Services (0.4%)

*	American Tower Corp. - Class A	27,100	854

	Total		854

	Utilities (0.2%)

	Exelon Corp.	8,000	410

	Total		410

	Total Large Cap Common Stocks		60,683

	Mid Cap Common Stocks (9.0%)

	Consumer Discretionary (1.3%)

*	Apollo Group, Inc. - Class A	2,100	149
*	Collective Brands, Inc.	28,200	411
	DeVry, Inc.	11,100	556
*	Dollar Tree, Inc.	10,200	429
*	Focus Media Holding, Ltd., ADR	7,100	57
*	GameStop Corp. - Class A	20,300	447
*	O’Reilly Automotive, Inc.	9,500	362
*	Penn National Gaming, Inc.	4,650	135
*	Starbucks Corp.	3,800	53
*	Wynn Resorts, Ltd.	2,900	102

	Total		2,701

	Domestic Common Stocks and Warrants (42.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples (0.0%)

	Mead Johnson Nutrition Co. - Class A	200	6

	Total		6

	Energy (0.7%)

	Baker Hughes, Inc.	7,100	259
*	Cameron International Corp.	15,100	427
	Range Resources Corp.	7,300	302
*	SandRidge Energy, Inc.	25,300	216
	Smith International, Inc.	8,000	206

	Total		1,410

	Financials (0.9%)

	Assured Guaranty, Ltd.	15,200	188
*	IntercontinentalExchange, Inc.	1,815	207
*	Investment Technology Group, Inc.	7,600	155
*	MBIA, Inc.	18,500	80
	Northern Trust Corp.	6,400	344
	Raymond James Financial, Inc.	23,500	405
	SEI Investments Co.	11,100	200
	Synovus Financial Corp.	21,400	64
	W.R. Berkley Corp.	5,200	112

	Total		1,755

	Health Care (0.9%)

	Aetna, Inc.	3,600	90
*	Cerner Corp.	5,600	349
*	Charles River Laboratories International, Inc.	7,200	243
*	DaVita, Inc.	11,250	556
*	Immucor, Inc.	22,476	309
*	Mettler-Toledo International, Inc.	4,300	332

	Total		1,879

	Industrials (2.0%)

	C.H. Robinson Worldwide, Inc.	4,350	227
*	Corrections Corp. of America	24,900	423
	Cummins, Inc.	20,200	711
	Dover Corp.	6,500	215
	Expeditors International of Washington, Inc.	9,600	320
*	Foster Wheeler AG	20,500	487
*	FTI Consulting, Inc.	3,200	162
	Harsco Corp.	6,700	190
	J.B. Hunt Transport Services, Inc.	8,700	266
	L-3 Communications Holdings, Inc.	3,100	215
	MSC Industrial Direct Co., Inc. - Class A	8,200	291
	Ritchie Bros. Auctioneers, Inc.	11,400	267
	Robert Half International, Inc.	9,500	224
	Roper Industries, Inc.	879	40

	Total		4,038

The Accompanying Notes are an Integral Part of the Financial Statements.

146 Asset Allocation Portfolio

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (42.9%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (2.7%)

*	Alliance Data Systems Corp.	11,100	457
	Amphenol Corp. - Class A	20,600	652
*	Citrix Systems, Inc.	6,000	191
*	Cognizant Technology Solutions Corp. - Class A	21,600	577
	FactSet Research Systems, Inc.	4,200	209
	Global Payments, Inc.	14,600	547
	Intersil Corp. - Class A	29,100	366
	KLA-Tencor Corp.	12,600	318
*	Marvell Technology Group, Ltd.	18,700	218
*	McAfee, Inc.	13,800	582
	Microchip Technology, Inc.	10,000	226
*	NeuStar, Inc. - Class A	8,800	195
	Seagate Technology	6,000	63
*	Varian Semiconductor Equipment Associates, Inc.	8,700	209
*	VeriFone Holdings, Inc.	18,200	137
	Xilinx, Inc.	14,100	288
*	Zebra Technologies Corp. - Class A	7,200	170

	Total		5,405

	Materials (0.3%)

	Martin Marietta Materials, Inc.	1,500	118
*	Owens-Illinois, Inc.	12,900	362
	Titanium Metals Corp.	14,500	133

	Total		613

	Utilities (0.2%)

	EQT Corp.	11,800	412

	Total		412

	Total Mid Cap Common Stocks		18,219

	Small Cap Common Stocks (3.8%)

	Consumer Discretionary (0.6%)

*	American Public Education, Inc.	1,100	44
	Ameristar Casinos, Inc.	1,700	32
*	Bally Technologies, Inc.	1,100	33
*	Buffalo Wild Wings, Inc.	1,400	46
*	Dolan Media Co.	3,800	49
	Guess?, Inc.	3,050	79
*	Jack in the Box, Inc.	20,550	461
*	LKQ Corp.	6,150	101
*	Lumber Liquidators, Inc.	5,850	92
	Monro Muffler Brake, Inc.	3,200	82
*	New Oriental Education & Technology Group, Inc., ADR	550	37
	PetSmart, Inc.	2,350	50
	Snap-on, Inc.	1,900	55
*	Ulta Salon, Cosmetics & Fragrance, Inc.	6,600	73

	Total		1,234

	Domestic Common Stocks and Warrants (42.9%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples (0.1%)

	Alberto-Culver Co.	2,750	70
	Flowers Foods, Inc.	3,900	85
*	TreeHouse Foods, Inc.	2,894	83

	Total		238

	Energy (0.2%)

*	Arena Resources, Inc.	2,600	83
*	Carrizo Oil & Gas, Inc.	3,300	56
*	Contango Oil & Gas Co.	1,100	47
*	EXCO Resources, Inc.	5,950	77
*	Whiting Petroleum Corp.	1,850	65

	Total		328

	Financials (0.3%)

	Boston Private Financial Holdings, Inc.	15,800	71
	Digital Realty Trust, Inc.	2,650	95
	Janus Capital Group, Inc.	4,480	51
*	KBW, Inc.	3,091	89
	MFA Financial, Inc.	11,750	81
*	Portfolio Recovery Associates, Inc.	2,596	100
*	TradeStation Group, Inc.	4,100	35

	Total		522

	Health Care (0.8%)

*	Amedisys, Inc.	750	25
*	athenahealth, Inc.	3,550	131
*	CardioNet, Inc.	4,550	74
	Computer Programs and Systems, Inc.	500	19
*	Conceptus, Inc.	1,900	32
*	Dexcom, Inc.	2,909	18
*	Eclipsys Corp.	600	11
*	Genoptix, Inc.	3,208	103
*	Illumina, Inc.	1,450	56
*	IPC The Hospitalist Co.	4,215	113
*	Masimo Corp.	1,393	34
*	NuVasive, Inc.	2,400	107
*	Psychiatric Solutions, Inc.	29,250	665
	Quality Systems, Inc.	300	17
*	Quidel Corp.	2,550	37
*	Thoratec Corp.	4,400	118

	Total		1,560

	Industrials (0.8%)

	Administaff, Inc.	1,200	28
*	Allegiant Travel Co.	700	28
*	Astec Industries, Inc.	2,400	71
	Badger Meter, Inc.	1,150	47
*	Hub Group, Inc. - Class A	4,550	94
*	Huron Consulting Group, Inc.	450	21
*	ICF International, Inc.	2,850	78
	Knight Transportation, Inc.	29,499	488

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio 147

Asset Allocation Portfolio

	Domestic Common Stocks and Warrants (42.9%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Oshkosh Corp.	2,600	38
	Regal-Beloit Corp.	11,250	447
*	Tetra Tech, Inc.	2,400	69
*	TransDigm Group, Inc.	2,650	96
*	WESCO International, Inc.	2,750	69

	Total		1,574

	Information Technology (0.9%)

*	Advanced Energy Industries, Inc.	8,691	78
*	ArcSight, Inc.	4,000	71
*	Atheros Communications, Inc.	3,450	66
*	Bankrate, Inc.	279	7
*	Blackboard, Inc.	1,000	29
*	CommScope, Inc.	2,300	60
*	Computer Task Group, Inc.	500	3
*	Comtech Telecommunications Corp.	2,400	77
*	Concur Technologies, Inc.	400	12
*	CyberSource Corp.	6,050	93
*	DealerTrack Holdings, Inc.	1,900	32
*	DG Fastchannel, Inc.	2,950	54
*	Diodes, Inc.	3,250	51
*	EPIQ Systems, Inc.	5,000	77
*	F5 Networks, Inc.	3,500	121
*	j2 Global Communications, Inc.	2,800	63
*	Mellanox Technologies, Ltd.	7,000	84
*	Microsemi Corp.	4,200	58
*	MKS Instruments, Inc.	2,000	26
*	Netlogic Microsystems, Inc.	1,250	46
*	Omniture, Inc.	2,350	30
*	Rosetta Stone, Inc.	697	19
*	Rubicon Technology, Inc.	4,601	66
*	Switch and Data Facilities Co., Inc.	8,132	95
*	Synchronoss Technologies, Inc.	12,650	155
*	Taleo Corp. - Class A	2,650	48
*	VanceInfo Technologies, Inc., ADR	6,467	96
*	VistaPrint, Ltd.	3,700	158

	Total		1,775

	Materials (0.0%)

*	Calgon Carbon Corp.	2,350	33
*	Intrepid Potash, Inc.	1,800	50
	Silgan Holdings, Inc.	650	32

	Total		115

	Other Holdings (0.1%)

*	iShares Nasdaq Biotechnology Index Fund	1,700	124
	SPDR Metals & Mining ETF	4,750	176

	Total		300

	Utilities (0.0%)

	ITC Holdings Corp.	1,400	64

	Total		64

	Domestic Common Stocks and Warrants (42.9%)		Shares/ $ Par	Value $ (000’s)

	Total Small Cap Common Stocks			7,710

	Total Domestic Common Stocks and Warrants (Cost: $92,662)			86,612

	Foreign Common Stocks (13.4%)	Country

	Consumer Discretionary (0.9%)

	Benesse Corp.	Japan	400	16
	Bridgestone Corp.	Japan	3,900	61
	Canon Marketing Japan, Inc.	Japan	11,600	162
	Compass Group PLC	United Kingdom	38,545	217
	Daihatsu Motor Co., Ltd.	Japan	3,000	28
	Fast Retailing Co., Ltd	Japan	200	26
	Hennes & Mauritz AB-B Shares	Sweden	4,263	213
	InterContinental Hotels Group PLC	United Kingdom	11,810	122
	Jupiter Telecommunications Co., Ltd.	Japan	17	13
	Li & Fung, Ltd.	Hong Kong	18,000	48
*	Luxottica Group SPA	Italy	3,275	68
	LVMH Moet Hennessy Louis Vuitton SA	France	2,205	169
	Next PLC	United Kingdom	1,895	46
	Pearson PLC	United Kingdom	10,865	109
	Persimmon PLC	United Kingdom	18,900	109
	Publicis Groupe	France	1,785	55
	Rakuten, Inc.	Japan	35	21
	Reed Elsevier PLC	United Kingdom	14,340	107
	Sankyo Co., Ltd.	Japan	300	16
	Stanley Electric Co., Ltd.	Japan	1,100	22
	Vivendi	France	4,399	105
	Yamada Denki Co., Ltd.	Japan	710	41

	Total			1,774

	Consumer Staples (1.9%)

	Anheuser-Busch InBev NV	Belgium	3,669	133
	British American Tobacco PLC	United Kingdom	9,439	261
	Carrefour SA	France	2,080	89
	DANONE SA	France	957	47
	Diageo PLC	United Kingdom	16,942	243
	FamilyMart Co., Ltd.	Japan	1,600	50
	Huabao International Holdings, Ltd.	Hong Kong	100,000	97
	Imperial Tobacco Group PLC	United Kingdom	5,269	137
	Japan Tobacco, Inc.	Japan	29	90
	Kao Corp.	Japan	5,000	109
	Kerry Group PLC - Class A	Ireland	3,299	75
	Kirin Holdings Co., Ltd.	Japan	1,000	14
	Koninklijke Ahold NV	Netherlands	10,445	120
	Lawson, Inc.	Japan	1,400	61
	Nestle SA	Switzerland	20,613	778
	Nisshin Seifun Group, Inc.	Japan	2,000	24
	Nissin Foods Holdings Co., Ltd.	Japan	500	15
	Reckitt Benckiser Group PLC	United Kingdom	2,778	126
	SABMiller, Inc.	United Kingdom	7,400	151
	Seven & I Holdings Co., Ltd.	Japan	4,800	113

The Accompanying Notes are an Integral Part of the Financial Statements.

148 Asset Allocation Portfolio

Asset Allocation Portfolio

	Foreign Common Stocks (13.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued
	Shoppers Drug Mart Corp.	Canada	3,789	163
	Tesco PLC	United Kingdom	57,300	334
	Toyo Suisan Kaisha, Ltd.	Japan	1,000	21
	Unicharm Corp.	Japan	200	15
	Unilever NV	Netherlands	14,946	361
	Woolworths, Ltd.	Australia	7,095	150

	Total			3,777

	Energy (1.2%)

*	Artumas Group, Inc.	Canada	15,020	2
	BG Group	United Kingdom	19,220	323
	CNOOC, Ltd.	Hong Kong	36,000	44
*	Dana Petroleum PLC	United Kingdom	4,925	114
	Nexen, Inc.	Canada	5,913	128
	Nippon Oil Corp.	Japan	13,000	77
	Oil Search, Ltd.	Australia	39,005	171
	Origin Energy, Ltd.	Australia	5,795	68
	Petrofac, Ltd.	United Kingdom	10,340	114
	Petroleo Brasileiro SA, ADR	Brazil	3,625	149
	Royal Dutch Shell PLC - Class A	United Kingdom	13,528	339
	Saipem SPA	Italy	7,930	194
	Seadrill, Ltd.	Norway	4,800	69
	TonenGeneral Sekiyu K.K.	Japan	2,000	20
*	Transocean, Ltd.	Switzerland	6,240	464
	Tullow Oil PLC	United Kingdom	13,985	216

	Total			2,492

	Financials (1.7%)

	AEON Mall Co., Ltd.	Japan	1,200	23
	Banco Bilbao Vizcaya Argentaria SA	Spain	4,436	56
	Banco Santander SA	Spain	6,193	75
	The Bank of Yokohama, Ltd.	Japan	13,000	69
	BNP Paribas	France	2,492	162
	Cheung Kong Holdings, Ltd.	Hong Kong	6,000	69
	The Chiba Bank, Ltd.	Japan	8,000	52
	China Overseas Land & Investment, Ltd.	Hong Kong	40,760	94
	Commonwealth Bank of Australia	Australia	9,910	310
	Credit Saison Co., Ltd.	Japan	900	11
	Credit Suisse Group AG	Switzerland	2,930	134
	Daito Trust Construction Co., Ltd.	Japan	400	19
	Daiwa House Industry Co., Ltd.	Japan	5,000	54
	Deutsche Boerse AG	Germany	2,315	180
	Fukuoka Financial Group, Inc.	Japan	13,000	58
	The Gunma Bank, Ltd.	Japan	9,000	50
	Hokuhoku Financial Group, Inc.	Japan	16,000	40
	Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	6,700	104
*	Intesa Sanpaolo SPA	Italy	30,067	97
	The Iyo Bank, Ltd.	Japan	5,000	51
	Julius Baer Holding AG	Switzerland	3,091	120
	Man Group PLC	United Kingdom	8,425	39
	Mitsubishi UFJ Lease & Finance Co., Ltd.	Japan	1,560	50
*	National Bank of Greece SA	Greece	3,510	96

	Foreign Common Stocks (13.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued
	Nipponkoa Insurance Co., Ltd.	Japan	8,000	46
	The Nishi-Nippon City Bank, Ltd.	Japan	20,000	50
	NTT Urban Development Corp.	Japan	32	31
	Samsung Fire & Marine Insurance Co., Ltd.	South Korea	758	112
	The Shizuoka Bank, Ltd.	Japan	7,000	69
	Sony Financial Holdings, Inc.	Japan	5	14
	Standard Chartered PLC	United Kingdom	9,989	188
	Sumitomo Mitsui Financial Group, Inc.	Japan	6,300	255
	Sumitomo Realty & Development Co., Ltd.	Japan	3,000	55
	Suruga Bank, Ltd.	Japan	12,000	114
*	TAG Immobilien AG	Germany	4,966	18
	The Toronto-Dominion Bank	Canada	2,572	133
	Westpac Banking Corp.	Australia	17,430	282
	Zurich Financial Services AG	Switzerland	280	50

	Total			3,430

	Health Care (1.8%)

*	Actelion, Ltd.	Switzerland	4,270	224
	Astellas Pharma, Inc.	Japan	3,400	120
	AstraZeneca PLC	United Kingdom	10,180	448
	Chugai Pharmaceutical Co., Ltd.	Japan	800	15
	Eisai Co., Ltd.	Japan	4,000	143
	Essilor International SA	France	2,790	133
	Fresenius Medical Care AG & Co. KGaA	Germany	1,192	53
	GlaxoSmithKline PLC	United Kingdom	28,315	499
	Merck KGaA	Germany	1,220	125
	Novartis AG	Switzerland	5,830	237
	Novo Nordisk A/S	Denmark	2,323	126
	Ono Pharmaceutical Co., Ltd.	Japan	900	40
	Roche Holding AG	Switzerland	4,045	550
	Santen Pharmaceutical Co., Ltd.	Japan	700	21
	Shionogi & Co., Ltd.	Japan	1,000	19
	Sonova Holding AG	Switzerland	980	80
	Takeda Pharmaceutical Co., Ltd.	Japan	5,700	222
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	15,045	742

	Total			3,797

	Industrials (2.0%)

	A P Moller - Maerska A/S	Denmark	10	59
	ABB, Ltd., ADR	Switzerland	19,805	312
	Aggreko PLC	United Kingdom	13,450	115
	Alstom SA	France	2,940	174
	Atlas Copco AB	Sweden	12,481	125
	BAE Systems PLC	United Kingdom	26,835	150
	Balfour Beatty PLC	United Kingdom	22,405	114
	Bharat Heavy Electricals, Ltd.	India	721	33
	Canadian National Railway Co.	Canada	1,361	58
	Central Japan Railway Co.	Japan	6	37
	Chemring Group PLC	United Kingdom	5,015	179
	China Railway Construction Corp., Ltd. - Class H	China	70,000	108

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio 149

Asset Allocation Portfolio

	Foreign Common Stocks (13.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Industrials continued
	Companhia de Concessoes Rodoviarias	Brazil	8,000	126
	Daikin Industries, Ltd.	Japan	2,600	83
	East Japan Railway Co.	Japan	2,700	163
	Experian PLC	United Kingdom	22,770	171
	Fanuc, Ltd.	Japan	1,300	104
	G4S PLC	United Kingdom	33,645	116
	Geberit AG	Switzerland	430	53
	Hankyu Hanshin Holdings, Inc.	Japan	4,000	19
	Itochu Corp.	Japan	6,000	41
	The Japan Steel Works, Ltd.	Japan	1,000	12
	JGC Corp.	Japan	1,000	16
	KCI Konecranes OYJ	Finland	5,760	136
	Keio Corp.	Japan	5,000	29
	Kubota Corp.	Japan	2,000	16
	Kurita Water Industries, Ltd.	Japan	700	23
	Man SE AG	Germany	2,145	132
	Marubeni Corp.	Japan	6,000	26
	Mitsubishi Corp.	Japan	3,900	72
	Mitsubishi Heavy Industries, Ltd.	Japan	3,000	12
	Mitsui & Co., Ltd.	Japan	2,200	26
	Mitsui Engineering & Shipbuilding Co., Ltd.	Japan	7,000	16
	Mitsui Osk Lines, Ltd.	Japan	5,000	32
	MTR Corp., Ltd.	Hong Kong	32,500	97
	Nippon Yusen Kabushiki Kaisha	Japan	2,000	9
	Odakyu Electric Railway Co., Ltd.	Japan	7,000	60
	Schindler Holding AG	Switzerland	1,875	117
	Secom Co., Ltd.	Japan	2,600	105
	Serco Group PLC	United Kingdom	21,845	152
	Siemens AG	Germany	4,765	330
	Tokyu Corp.	Japan	7,000	35
	Vinci SA	France	2,495	112
	West Japan Railway Co.	Japan	22	73

	Total			3,978

	Information Technology (1.1%)

	ASML Holding NV	Netherlands	4,060	88
*	Autonomy Corp. PLC	United Kingdom	16,737	397
	Brothers Industries, Ltd.	Japan	5,000	44
	Canon, Inc.	Japan	2,400	78
	EVS Broadcast Equipment SA	Belgium	1,830	92
*	Gresham Computing PLC	United Kingdom	20,571	17
	Hoya Corp.	Japan	5,700	114
	Itochu Techno-Solutions Corp.	Japan	600	18
	Keyence Corp.	Japan	500	102
	Konami Corp.	Japan	700	13
	Kontron AG	Germany	9,020	116
	Mitsumi Electric Co., Ltd.	Japan	1,800	38
	NIDEC Corp.	Japan	1,200	72
	Nintendo Co., Ltd.	Japan	600	165
	Nippon Electric Glass Co., Ltd.	Japan	2,000	22
	Nokia Corp. OYJ, ADR	Finland	13,955	203
	Nomura Research Institute, Ltd.	Japan	5,500	122
	NTT Data Corp.	Japan	7	23
	Ricoh Co., Ltd.	Japan	5,000	64

	Foreign Common Stocks (13.4%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology continued
	SAP AG	Germany	3,870	156
	Shimadzu Corp.	Japan	5,000	40
	Square Enix Holdings Co., Ltd.	Japan	500	12
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	78,000	130
	Tandberg ASA	Norway	3,000	51
*	Temenos Group AG	Switzerland	6,098	104
	Trend Micro, Inc.	Japan	500	16
	Yahoo Japan Corp.	Japan	105	33

	Total			2,330

	Materials (1.6%)

	ArcelorMittal	Luxembourg	6,475	213
	BASF SE	Germany	1,825	73
	BHP Billiton PLC	United Kingdom	14,160	320
	BHP Billiton, Ltd.	Australia	22,845	626
	CRH PLC	Ireland	2,760	63
	Goldcorp, Inc.	Canada	4,377	152
*	Intex Resources ASA	Norway	63,255	46
	JFE Holdings, Inc.	Japan	900	30
	Johnson Matthey PLC	United Kingdom	4,180	79
	K+S AG	Germany	837	47
	Newcrest Mining, Ltd.	Australia	2,945	72
	Nippon Steel Corp.	Japan	13,000	50
	Potash Corp. of Saskatchewan, Inc.	Canada	4,250	395
	Rio Tinto PLC, ADR	United Kingdom	1,470	241
	Rio Tinto, Ltd.	Australia	1,930	81
	Rio Tinto, Ltd. - New	Australia	1,013	43
	Shin-Etsu Chemical Co., Ltd.	Japan	2,800	129
	Sika AG	Switzerland	65	72
	Sumitomo Metal Industries, Ltd.	Japan	17,000	45
	Syngenta AG	Switzerland	825	192
	Taiheiyo Cement Corp.	Japan	30,000	51
	Ube Industries, Ltd.	Japan	7,000	20
	Vale SA, ADR	Brazil	3,305	58

	Total			3,098

	Telecommunication Services (0.6%)

	China Mobile, Ltd.	Hong Kong	5,500	55
	KDDI Corp.	Japan	25	133
	Koninklijke (Royal) KPN NV	Netherlands	16,923	233
	SOFTBANK Corp.	Japan	3,700	72
	Telefonica SA	Spain	29,251	663

	Total			1,156

	Utilities (0.6%)

	Centrica PLC	United Kingdom	22,790	84
	CEZ AS	Czech Republic	1,858	84
*	EDP Renovaveis SA	Portugal	7,217	74
	Electric Power Development Co., Ltd.	Japan	500	14
	Enagas	Spain	3,891	77
	Fortum OYJ	Finland	1,680	38
	Hokuriku Electric Power Co.	Japan	800	18
*	Huadian Power International Corp., Ltd.	China	138,000	43

The Accompanying Notes are an Integral Part of the Financial Statements.

150 Asset Allocation Portfolio

Asset Allocation Portfolio

Foreign Common Stocks (13.4%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities continued
Huaneng Power International, Inc.	China	112,000	78
Kyushu Electric Power Co., Inc.	Japan	700	15
National Grid PLC	United Kingdom	8,330	75
Osaka Gas Co., Ltd.	Japan	8,000	26
Red Electrica Corp. SA	Spain	1,465	66
RWE AG	Germany	609	48
Scottish and Southern Energy PLC	United Kingdom	6,535	123
Shikoku Electric Power Co., Inc.	Japan	500	15
Toho Gas Co., Ltd.	Japan	2,000	8
The Tokyo Electric Power Co., Inc.	Japan	8,500	219
Tokyo Gas Co., Ltd.	Japan	9,000	32

Total			1,137

Total Foreign Common Stocks (Cost: $27,643)			26,969

Preferred Stocks (0.0%)

Finance Services (0.0%)

Preferred Blocker, Inc.		28	12

Total Preferred Stocks (Cost: $7)			12

Investment Grade Segment (6.6%)

Aerospace/Defense (0.0%)
BAE Systems Holdings, Inc., 5.20%, 8/15/15 144A		15,000	15
BAE Systems Holdings, Inc., 6.375%, 6/1/19 144A		10,000	10
General Dynamics Corp., 4.25%, 5/15/13		55,000	56

Total			81

Auto Manufacturing (0.0%)
Daimler Finance North America LLC, 8.50%, 1/18/31		20,000	21

Total			21

Banking (1.8%)
BA Covered Bond Issuer, 5.50%, 6/14/12 144A		195,000	192
Bank of America Corp., 5.75%, 12/1/17		20,000	18
The Bank of New York Mellon Corp., 5.125%, 8/27/13		15,000	16
Bank One Corp., 5.25%, 1/30/13		235,000	237
Barclays Bank PLC, 6.05%, 12/4/17 144A		15,000	13
Citigroup Capital XXI, 8.30%, 12/21/57		10,000	8
Citigroup, Inc., 5.125%, 5/5/14		120,000	109
Countrywide Financial Corp., 5.80%, 6/7/12		40,000	40
Countrywide Home Loans, Inc., 4.00%, 3/22/11		55,000	54
Countrywide Home Loans, Inc., 4.125%, 9/15/09		15,000	15
Credit Suisse Guernsey, Ltd., 5.86%, 5/29/49		5,000	3
Deutsche Bank Capital Funding Trust VII, 5.628%, 1/19/49 144A		60,000	39
Fifth Third Bancorp, 8.25%, 3/1/38		25,000	19
The Goldman Sachs Group, Inc., 5.95%, 1/18/18		5,000	5
The Goldman Sachs Group, Inc., 6.00%, 5/1/14		140,000	146

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Banking continued
The Goldman Sachs Group, Inc., 7.50%, 2/15/19	5,000	5
HSBC USA, Inc., 3.125%, 12/16/11	140,000	145
JPMorgan Chase & Co., 6.30%, 4/23/19	15,000	15
JPMorgan Chase & Co., 7.90%, 4/29/49	85,000	74
M&I Marshall & Ilsley Bank, 5.25%, 9/4/12	250,000	210
Mellon Funding Corp., 6.375%, 2/15/10	260,000	265
Merrill Lynch & Co., 6.22%, 9/15/26	20,000	17
Merrill Lynch & Co., 6.40%, 8/28/17	120,000	106
Morgan Stanley, 2.00%, 9/22/11	140,000	142
Morgan Stanley, 5.375%, 10/15/15	100,000	98
Morgan Stanley, 6.25%, 8/9/26	50,000	47
Morgan Stanley, 7.30%, 5/13/19	5,000	5
Northern Trust Corp., 4.625%, 5/1/14	45,000	46
The Royal Bank of Scotland PLC, 2.625%, 5/11/12 144A	250,000	252
State Street Bank and Trust Co., 5.30%, 1/15/16	250,000	239
SunTrust Bank, 3.00%, 11/16/11	140,000	145
Swedbank AB, 2.90%, 1/14/13 144A	500,000	501
U.S. Bancorp, 4.20%, 5/15/14	20,000	20
UnionBanCal Corp., 5.25%, 12/16/13	50,000	46
Wachovia Corp., 5.35%, 3/15/11	175,000	182
Wells Fargo & Co., 7.98%, 3/29/49	40,000	33
Zions Bancorporation, 5.50%, 11/16/15	125,000	90

Total		3,597

Beverage/Bottling (0.2%)

Anheuser-Busch Companies, Inc., 4.50%, 4/1/18	5,000	4
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	15,000	12
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39 144A	70,000	78
Bottling Group LLC, 4.625%, 11/15/12	35,000	37
Bottling Group LLC, 5.125%, 1/15/19	20,000	20
Bottling Group LLC, 5.50%, 4/1/16	65,000	69
Diageo Capital PLC, 4.375%, 5/3/10	45,000	46
Dr Pepper Snapple Group, Inc., 6.82%, 5/1/18	35,000	37
Dr Pepper Snapple Group, Inc., 7.45%, 5/1/38	30,000	32
PepsiCo, Inc., 3.75%, 3/1/14	10,000	10
PepsiCo, Inc., 4.65%, 2/15/13	20,000	21
PepsiCo, Inc., 5.00%, 6/1/18	25,000	26
PepsiCo, Inc., 7.90%, 11/1/18	35,000	43

Total		435

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	40,000	36
CRH America, Inc., 8.125%, 7/15/18	50,000	48

Total		84

Cable/Media/Broadcasting/Satellite (0.2%)
CBS Corp., 6.625%, 5/15/11	8,000	8
Comcast Corp., 4.95%, 6/15/16	20,000	20
Comcast Corp., 5.90%, 3/15/16	20,000	21
Comcast Corp., 6.40%, 5/15/38	40,000	39
Comcast Corp., 6.50%, 11/15/35	15,000	15
Cox Communications, Inc., 4.625%, 1/15/10	45,000	45
Historic TW, Inc., 6.625%, 5/15/29	90,000	81
Historic TW, Inc., 6.875%, 6/15/18	10,000	10
Rogers Cable, Inc., 6.25%, 6/15/13	10,000	11
TCI Communications, Inc., 8.75%, 8/1/15	60,000	68
Time Warner Cable, Inc., 5.40%, 7/2/12	40,000	41
Time Warner Cable, Inc., 6.75%, 7/1/18	10,000	10
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	61
Viacom, Inc., 5.75%, 4/30/11	65,000	67

Total		497

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio 151

Asset Allocation Portfolio

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Conglomerate/Diversified Manufacturing (0.1%)
The Dow Chemical Co., 5.70%, 5/15/18	5,000	5
The Dow Chemical Co., 7.60%, 5/15/14	40,000	41
Monsanto Co., 5.125%, 4/15/18	5,000	5
The Mosaic Co., 7.625%, 12/1/16 144A	40,000	41
United Technologies Corp., 6.35%, 3/1/11	60,000	64

Total		156

Consumer Products (0.0%)

Colgate-Palmolive Co., 4.20%, 5/15/13	15,000	16
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	40

Total		56

Electric Utilities (1.1%)

Ameren Corp., 8.875%, 5/15/14	85,000	88
Aquila, Inc., 7.95%, 2/1/11	6,000	6
Aquila, Inc., 11.875%, 7/1/12	55,000	61
Arizona Public Service Co., 8.75%, 3/1/19	5,000	5
Bruce Mansfield Unit, 6.85%, 6/1/34	30,000	26
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	26
Carolina Power & Light, Inc., 6.50%, 7/15/12	20,000	22
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	15,000	15
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	15,000	15
Connecticut Light and Power Co., 5.65%, 5/1/18	10,000	11
Consolidated Edison Co. of New York, Inc., 5.375%, 12/15/15	30,000	31
Consolidated Natural Gas Co., 5.00%, 12/1/14	130,000	133
Dominion Resources, Inc., 6.00%, 11/30/17	10,000	10
Dominion Resources, Inc., 6.40%, 6/15/18	5,000	5
DTE Energy Co., 7.05%, 6/1/11	120,000	126
Entergy Louisiana LLC, 6.50%, 9/1/18	25,000	25
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	49
Exelon Generation Co. LLC, 6.20%, 10/1/17	60,000	60
Florida Power Corp., 6.40%, 6/15/38	20,000	22
Indiana Michigan Power Co., 5.05%, 11/15/14	160,000	162
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	45,177	42
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	100,000	80
MidAmerican Energy Holdings Co., 5.95%, 5/15/37	15,000	14
Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	40
Nevada Power Co., 5.875%, 1/15/15	115,000	118
Nevada Power Co., 5.95%, 3/15/16	10,000	10
Ohio Edison Co., 6.875%, 7/15/36	5,000	5
Oncor Electric Delivery Co., 7.00%, 9/1/22	15,000	16
Potomac Electric Power Co., 6.50%, 11/15/37	5,000	5
PPL Electric Utilities Corp., 4.30%, 6/1/13	125,000	126
PPL Electric Utilities Corp., 6.25%, 8/15/09	10,000	10
PPL Energy Supply LLC, 6.50%, 5/1/18	20,000	20
Progress Energy, Inc., 6.85%, 4/15/12	60,000	65
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	103
Puget Sound Energy, Inc., 6.274%, 3/15/37	60,000	55
San Diego Gas & Electric Co., 5.30%, 11/15/15	15,000	16
San Diego Gas & Electric Co., 6.125%, 9/15/37	10,000	11
SCANA Corp., 6.25%, 4/1/20	20,000	21
Sempra Energy, 6.50%, 6/1/16	5,000	5
Sierra Pacific Power Co., 6.75%, 7/1/37	30,000	31
South Carolina Electric & Gas Co., 6.05%, 1/15/38	15,000	16
Southern California Edison Co., 5.625%, 2/1/36	5,000	5
Southern Co., 4.15%, 5/15/14	5,000	5

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued
Tampa Electric Co., 6.10%, 5/15/18	125,000	127
Tampa Electric Co., 6.15%, 5/15/37	25,000	23
Tampa Electric Co., 6.55%, 5/15/36	30,000	29
The Toledo Edison Co., 6.15%, 5/15/37	75,000	71
Union Electric Co., 6.40%, 6/15/17	10,000	10
Union Electric Co., 6.70%, 2/1/19	10,000	10
Virginia Electric and Power Co., 5.25%, 12/15/15	210,000	216

Total		2,203

Electronics (0.0%)

Cisco Systems, Inc., 5.90%, 2/15/39	25,000	25

Total		25

Food Processors (0.2%)

ConAgra Foods, Inc., 5.875%, 4/15/14	50,000	53
ConAgra Foods, Inc., 7.00%, 4/15/19	50,000	55
General Mills, Inc., 5.25%, 8/15/13	10,000	11
General Mills, Inc., 5.65%, 2/15/19	20,000	21
General Mills, Inc., 5.70%, 2/15/17	55,000	58
H.J. Heinz Co., 5.35%, 7/15/13	90,000	94
Kellogg Co., 4.45%, 5/30/16	10,000	10
Kellogg Co., 6.60%, 4/1/11	95,000	102
Kraft Foods, Inc., 6.50%, 8/11/17	25,000	26
Kraft Foods, Inc., 6.875%, 1/26/39	25,000	26

Total		456

Gas Pipelines (0.1%)

CenterPoint Energy Resources Corp., 6.125%, 11/1/17	10,000	9
Kinder Morgan Energy Partners LP, 6.50%, 2/1/37	15,000	14
Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	20,000	21
Southern Natural Gas Co., 5.90%, 4/1/17 144A	20,000	19
Tennessee Gas Pipeline Co., 8.00%, 2/1/16	15,000	16
TransCanada Pipelines, Ltd., 5.85%, 3/15/36	15,000	14
The Williams Cos., Inc., 8.75%, 1/15/20 144A	35,000	37

Total		130

Health Care/Pharmaceuticals (0.2%)

Abbott Laboratories, 6.15%, 11/30/37	20,000	22
Bristol-Myers Squibb Co., 5.875%, 11/15/36	10,000	10
Bristol-Myers Squibb Co., 6.125%, 5/1/38	25,000	27
Eli Lilly and Co., 5.55%, 3/15/37	40,000	40
Express Scripts, Inc., 6.25%, 6/15/14	15,000	16
Express Scripts, Inc., 7.25%, 6/15/19	10,000	11
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	20,000	22
Johnson & Johnson, 5.95%, 8/15/37	40,000	43
Merck & Co., 5.75%, 11/15/36	5,000	5
Novartis Securities Investment, Ltd., 5.125%, 2/10/19	10,000	10
Pfizer, Inc., 5.35%, 3/15/15	20,000	22
Pfizer, Inc., 6.20%, 3/15/19	20,000	22
Wyeth, 5.50%, 3/15/13	60,000	64
Wyeth, 5.50%, 2/15/16	5,000	5
Wyeth, 5.95%, 4/1/37	35,000	36

Total		355

Independent Finance (0.2%)

General Electric Capital Corp., 5.625%, 5/1/18	125,000	118
General Electric Capital Corp., 5.875%, 1/14/38	10,000	8
HSBC Finance Corp., 4.125%, 11/16/09	195,000	196
International Lease Finance Corp., 4.75%, 1/13/12	100,000	79

Total		401

The Accompanying Notes are an Integral Part of the Financial Statements.

152 Asset Allocation Portfolio

Asset Allocation Portfolio

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Industrial - Other (0.1%)

Sealed Air Corp., 7.875%, 6/15/17 144A	100,000	99

Total		99

Information/Data Technology (0.1%)

Fiserv, Inc., 6.125%, 11/20/12	65,000	67
Fiserv, Inc., 6.80%, 11/20/17	65,000	66

Total		133

Life Insurance (0.0%)

Prudential Financial, Inc., 5.70%, 12/14/36	5,000	4

Total		4

Metals/Mining (0.1%)

ArcelorMittal, 9.85%, 6/1/19	90,000	97
Barrick North America Fiance LLC, 6.80%, 9/15/18	25,000	27
Rio Tinto Finance USA, Ltd., 6.50%, 7/15/18	40,000	40
Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19	15,000	17

Total		181

Natural Gas Distributors (0.0%)

NiSource Finance Corp., 5.25%, 9/15/17	35,000	30
NiSource Finance Corp., 5.40%, 7/15/14	45,000	43
NiSource Finance Corp., 5.45%, 9/15/20	10,000	8
NiSource Finance Corp., 6.40%, 3/15/18	10,000	9

Total		90

Oil and Gas (0.3%)

Canadian Natural Resources, Ltd., 5.85%, 2/1/35	5,000	5
Canadian Natural Resources, Ltd., 6.45%, 6/30/33	45,000	45
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	70,000	70
ConocoPhillips, 6.00%, 1/15/20	15,000	16
Devon Energy Corp., 7.95%, 4/15/32	25,000	30
EnCana Corp., 6.50%, 8/15/34	30,000	31
EnCana Corp., 6.50%, 2/1/38	10,000	10
EnCana Corp., 6.625%, 8/15/37	10,000	10
Hess Corp., 7.125%, 3/15/33	20,000	20
Hess Corp., 8.125%, 2/15/19	15,000	17
Husky Energy, Inc., 7.25%, 12/15/19	5,000	5
Kerr-McGee Corp., 6.95%, 7/1/24	5,000	5
Marathon Oil Corp., 6.60%, 10/1/37	10,000	10
Nexen, Inc., 5.875%, 3/10/35	40,000	34
Nexen, Inc., 6.40%, 5/15/37	10,000	9
Noble Energy, Inc., 8.25%, 3/1/19	45,000	51
Pemex Project Funding Master Trust, 6.625%, 6/15/35	15,000	14
Petro-Canada, 5.95%, 5/15/35	45,000	41
Suncor Energy, Inc., 6.50%, 6/15/38	20,000	19
Suncor Energy, Inc., 6.85%, 6/1/39	15,000	15
Valero Energy Corp., 6.625%, 6/15/37	20,000	17
XTO Energy, Inc., 5.30%, 6/30/15	15,000	15
XTO Energy, Inc., 6.50%, 12/15/18	50,000	54
XTO Energy, Inc., 6.75%, 8/1/37	10,000	10

Total		553

Other Finance (0.3%)

American Express Bank FSB, 3.15%, 12/9/11	140,000	145
Eaton Vance Corp., 6.50%, 10/2/17	5,000	5
International Lease Finance Corp., 5.875%, 5/1/13	30,000	22
PNC Financial Services Group, Inc., 8.25%, 5/21/49	125,000	105
Pooled Funding Trust I, 2.74%, 2/15/12 144A	370,000	377

Total		654

Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

Other Services (0.1%)
Waste Management, Inc., 5.00%, 3/15/14	50,000	49
Waste Management, Inc., 6.10%, 3/15/18	65,000	64

Total		113

Other Transportation (0.0%)

FedEx Corp., 8.00%, 1/15/19	5,000	6

Total		6

Property and Casualty Insurance (0.0%)

The Progressive Corp., 6.70%, 6/15/37	15,000	11

Total		11

Railroads (0.2%)

Burlington Northern Santa Fe Corp., 6.15%, 5/1/37	5,000	5
Burlington Northern Santa Fe Corp., 6.20%, 8/15/36	35,000	36
Canadian National Railway Co., 5.85%, 11/15/17	5,000	5
Canadian Pacific Railway Co., 5.95%, 5/15/37	5,000	4
CSX Corp., 5.60%, 5/1/17	15,000	15
Norfolk Southern Corp., 5.257%, 9/17/14	25,000	26
Norfolk Southern Corp., 5.75%, 1/15/16 144A	10,000	10
Union Pacific Corp., 5.65%, 5/1/17	15,000	15
Union Pacific Corp., 5.75%, 11/15/17	5,000	5
Union Pacific Corp., 6.65%, 1/15/11	45,000	47
Union Pacific Corp., 7.375%, 9/15/09	240,000	243

Total		411

Real Estate Investment Trusts (0.4%)

AvalonBay Communities, Inc., 5.50%, 1/15/12	25,000	25
BRE Properties, Inc., 5.50%, 3/15/17	25,000	21
Developers Diversified Realty Corp., 5.375%, 10/15/12	80,000	54
Duke Realty LP, 5.95%, 2/15/17	45,000	35
ERP Operating LP, 5.25%, 9/15/14	120,000	114
ERP Operating LP, 5.75%, 6/15/17	25,000	23
HCP, Inc., 6.00%, 1/30/17	25,000	21
HCP, Inc., 6.70%, 1/30/18	10,000	9
HRPT Properties Trust, 5.75%, 11/1/15	65,000	53
ProLogis, 5.50%, 3/1/13	115,000	101
ProLogis, 5.75%, 4/1/16	65,000	51
Simon Property Group LP, 5.375%, 6/1/11	90,000	90
Simon Property Group LP, 5.60%, 9/1/11	50,000	51
Simon Property Group LP, 6.10%, 5/1/16	95,000	89

Total		737

Restaurants (0.0%)

Darden Restaurants, Inc., 6.80%, 10/15/37	35,000	30
Yum! Brands, Inc., 6.875%, 11/15/37	45,000	45

Total		75

Retail Food and Drug (0.1%)

CVS/Caremark Corp., 4.875%, 9/15/14	60,000	61
CVS/Caremark Corp., 6.125%, 8/15/16	25,000	26
CVS/Caremark Corp., 6.25%, 6/1/27	40,000	40
Delhaize Group, 6.50%, 6/15/17	40,000	41
The Kroger Co., 6.15%, 1/15/20	35,000	36
The Kroger Co., 7.50%, 4/1/31	40,000	46

Total		250

Retail Stores (0.1%)

The Home Depot, Inc., 5.875%, 12/16/36	45,000	40
Kohl’s Corp., 6.875%, 12/15/37	15,000	15
Nordstrom, Inc., 7.00%, 1/15/38	15,000	13
Target Corp., 5.375%, 5/1/17	35,000	36

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio 153

Asset Allocation Portfolio

	Investment Grade Segment (6.6%)	Shares/ $ Par	Value $ (000’s)

	Retail Stores continued
	Target Corp., 6.50%, 10/15/37	20,000	20

	Total		124

	Telecommunications (0.5%)

	AT&T Corp., 8.00%, 11/15/31	200,000	231
	British Telecommunications PLC, 8.625%, 12/15/30	35,000	39
	Deutsche Telekom International Finance BV, 5.75%, 3/23/16	35,000	36
	Embarq Corp., 6.738%, 6/1/13	20,000	20
	Embarq Corp., 7.082%, 6/1/16	25,000	24
	Embarq Corp., 7.995%, 6/1/36	10,000	9
	France Telecom SA, 8.50%, 3/1/31	55,000	71
	Rogers Communications, Inc., 6.80%, 8/15/18	50,000	54
	Rogers Communications, Inc., 8.00%, 12/15/12	74,000	76
	Rogers Wireless, Inc., 6.375%, 3/1/14	50,000	54
	Telecom Italia Capital SA, 6.20%, 7/18/11	100,000	103
	Verizon Communications, Inc., 5.85%, 9/15/35	80,000	74
	Verizon Communications, Inc., 6.10%, 4/15/18	90,000	92
	Verizon Communications, Inc., 8.95%, 3/1/39	30,000	38

	Total		921

	Tobacco (0.2%)

	Altria Group, Inc., 9.70%, 11/10/18	35,000	40
	Altria Group, Inc., 9.95%, 11/10/38	40,000	46
	Lorillard Tobacco Co., 8.125%, 6/23/19	35,000	36
	Philip Morris International, Inc., 5.65%, 5/16/18	40,000	42
	Philip Morris International, Inc., 6.375%, 5/16/38	30,000	32
	Reynolds American, Inc., 6.75%, 6/15/17	15,000	14
	Reynolds American, Inc., 7.25%, 6/15/37	15,000	13
	Reynolds American, Inc., 7.625%, 6/1/16	115,000	115

	Total		338

	Vehicle Parts (0.0%)

	Johnson Controls, Inc., 5.25%, 1/15/11	45,000	46
	Johnson Controls, Inc., 5.50%, 1/15/16	25,000	23
	Johnson Controls, Inc., 6.00%, 1/15/36	30,000	21

	Total		90

	Total Investment Grade Segment (Cost: $13,357)		13,287

	Governments (3.1%)

	Governments (3.1%)

	Federal Home Loan Mortgage Corp., 4.875%, 6/13/18	1,956,000	2,105
(n)	Overseas Private Investment, 4.10%, 11/15/14	68,880	70
(e)	Tennesse Valley Authority Stripped, 0.00%, 4/15/42	1,000,000	927
	US Department of Housing and Urban Development, 6.08%, 8/1/13	100,000	110
	US Treasury, 1.75%, 3/31/14	238,000	230
	US Treasury, 1.875%, 4/30/14	176,000	171
	US Treasury, 2.625%, 4/30/16	60,000	58
	US Treasury, 2.75%, 2/15/19	25,000	23
	US Treasury, 3.125%, 5/15/19	30,000	29
	US Treasury, 3.25%, 5/31/16	55,000	55
	US Treasury, 3.50%, 2/15/39	65,000	56
	US Treasury, 3.75%, 11/15/18	470,000	478
	US Treasury, 4.375%, 2/15/38	360,000	363
	US Treasury, 5.25%, 2/15/29	986,000	1,109

Governments (3.1%)	Shares/ $ Par	Value $ (000’s)

Governments continued
US Treasury Inflation Index Bond, 2.00%, 4/15/12	164,969	170
US Treasury Inflation Index Bond, 2.625%, 7/15/17	283,946	303

Total Governments (Cost: $6,229)		6,257

Municipal Bonds (0.0%)

Municipal Bonds (0.0%)

Metropolitan Transportation Authority, Series 2009C, 7.336%, 11/15/39 RB	15,000	18
New Jersey Turnpike Authority, Series 2009 F, 7.414%, 1/1/40 RB	25,000	29
State of California, 7.55%, 4/1/39 GO	50,000	46
The University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	10,000	10

Total Municipal Bonds (Cost: $101)		103

Structured Products (13.1%)

Structured Products (13.1%)

AEP Texas Central Transition Funding LLC, Series 2006-A, Class A5, 5.306%, 7/1/21	1,183,000	1,188
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.57%, 2/14/43 IO	2,473,420	83
Banc of America Alternative Loan Trust, Series 2006-3, Class 1CB1, 6.00%, 4/25/36	95,367	47
Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	113,173	58
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, 5.837%, 6/10/49	151,000	107
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.867%, 4/10/49	298,000	226
Banc of America Funding Corp., Series 2007-1, Class TA1A, 0.374%, 1/25/37	104,934	54
Banc of America Funding Corp., Series 2007-4, Class TA1A, 0.404%, 5/25/37	163,808	146
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4, 5.17%, 8/1/19	140,000	146
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.888%, 12/10/49	336,000	266
Citigroup Mortgage Loan Trust, Inc., Series 2004- NCM2, Class 2CB1, 5.50%, 8/25/34	41,944	37

The Accompanying Notes are an Integral Part of the Financial Statements.

154 Asset Allocation Portfolio

Asset Allocation Portfolio

Structured Products (13.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Citigroup Mortgage Loan Trust, Inc., Series 2005- 1, Class 3A1, 6.50%, 4/25/35	57,541	57
Countrywide Alternative Loan Trust, Series 2003- J1, Class 1A8, 5.25%, 10/25/33	1,114,566	872
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-31, Class 2A1, 5.458%, 1/25/36	62,660	44
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 6A1, 5.50%, 8/25/20	129,025	127
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A9, 6.00%, 8/25/37	126,027	88
Credit Suisse Mortgage Capital Certificates, Series 2007-5, Class 3A19, 6.00%, 8/25/37	138,195	103
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	112,644	113
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	150,707	155
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	329,137	339
Federal Home Loan Mortgage Corp., Series 3065, Class TN, 4.50%, 10/15/33	95,979	99
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	223,421	233
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	29,115	30
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	116,973	121
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	120,825	126
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	39,693	42
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	126,903	133
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	24,272	25
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	174,965	184
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	391,196	409
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	117,704	122
Federal Home Loan Mortgage Corp., 5.50%, 5/1/37	646,254	668
Federal Home Loan Mortgage Corp., Series K001, Class A2, 5.651%, 4/25/16	377,650	410
Federal Home Loan Mortgage Corp., Series 2840, Class LK, 6.00%, 11/15/17	154,655	163

Structured Products (13.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	125,000	133
Federal Home Loan Mortgage Corp., 6.00%, 8/1/37	148,868	156
Federal National Mortgage Association, 4.50%, 6/1/19	299,929	311
Federal National Mortgage Association, 4.50%, 12/1/19	33,987	35
Federal National Mortgage Association, 4.50%, 7/1/20	175,270	181
Federal National Mortgage Association, 5.00%, 3/1/20	144,079	151
Federal National Mortgage Association, 5.00%, 4/1/20	57,082	59
Federal National Mortgage Association, 5.00%, 5/1/20	234,978	245
Federal National Mortgage Association, 5.00%, 11/1/34	874,885	894
Federal National Mortgage Association, 5.00%, 4/1/35	131,299	134
Federal National Mortgage Association, 5.00%, 7/1/35	352,426	360
Federal National Mortgage Association, 5.00%, 10/1/35	61,819	63
Federal National Mortgage Association, 5.32%, 4/1/14	134,443	144
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	160
Federal National Mortgage Association, 5.50%, 4/1/21	133,345	140
Federal National Mortgage Association, 5.50%, 10/1/34	421,213	437
Federal National Mortgage Association, 5.50%, 3/1/35	152,649	158
Federal National Mortgage Association, 5.50%, 7/1/35	64,256	67
Federal National Mortgage Association, 5.50%, 8/1/35	96,338	100
Federal National Mortgage Association, 5.50%, 9/1/35	1,024,619	1,061
Federal National Mortgage Association, 5.50%, 10/1/35	1,036,682	1,074
Federal National Mortgage Association, 5.50%, 11/1/35	784,495	813
Federal National Mortgage Association, 5.50%, 2/1/37	659,736	682
Federal National Mortgage Association, 5.50%, 2/1/38	1,787,235	1,847
Federal National Mortgage Association, 5.50%, 4/1/38	2,754,641	2,847
Federal National Mortgage Association, 6.00%, 10/1/34	421,519	443
Federal National Mortgage Association, 6.00%, 11/1/34	293,803	309

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio 155

Asset Allocation Portfolio

Structured Products (13.1%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued
Federal National Mortgage Association, 6.00%, 5/1/35	14,431	15
Federal National Mortgage Association, 6.00%, 6/1/35	2,643	3
Federal National Mortgage Association, 6.00%, 7/1/35	163,702	172
Federal National Mortgage Association, 6.00%, 10/1/35	129,789	136
Federal National Mortgage Association, 6.00%, 11/1/35	262,911	276
Federal National Mortgage Association, 6.00%, 9/1/36	114,977	120
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	333,325	355
Federal National Mortgage Association, 6.50%, 1/1/39	929,309	991
Federal National Mortgage Association Aces, Series 2006-M1, Class C, 5.355%, 2/25/16	555,000	587
Final Maturity Amortizing Notes, Series 2004-1, Class 1, 4.45%, 8/25/12	339,041	354
First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	173,161	140
Government National Mortgage Association TBA, 5.00%, 8/1/39	725,000	734
Greenwich Capital Commerical Funding Corp., Series 2006-FL4A, Class A1, 0.409%, 11/5/21 144A	39,682	32
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class A2, 6.53%, 7/14/16 144A	47,000	48
LB-UBS Commercial Mortgage Trust, Series 2001-WM, Class F, 7.272%, 7/14/16 144A	140,000	122
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	150,000	165
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	68,019	73
MASTR Asset Securitization Trust, Series 2003- 12, Class 1A1, 5.25%, 12/25/24	55,806	55
Merrill Lynch Alternative Note Asset, Series 2007- A1, Class A2A, 0.384%, 1/25/37	165,445	72
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4, 5.81%, 6/12/50	147,000	105
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A, 4.92%, 5/15/13 144A	387,000	390
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	30,603	30

	Structured Products (13.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued
	TBW Mortgage Backed Pass Through Certificates, Series 2007-1, Class A1, 0.404%, 3/25/37	132,540	110
	Thornburg Mortgage Securities Trust, Series 2007- 1, Class A1, 0.424%, 3/25/37	120,462	107
	Thornburg Mortgage Securities Trust, Series 2006- 5, Class A1, 0.434%, 9/25/46	157,779	145
	Thornburg Mortgage Securities Trust, Series 2007- 2, Class A3A, 0.439%, 6/25/37	188,715	168
	Volkswagen Auto Loan Enhanced Trust, Series 2008-2, Class A4A, 6.24%, 7/20/15	135,000	139
	Washington Mutual Alternative Mortgage Pass- Through Certificates, Series 2006-6, Class 4A, 6.738%, 11/25/34	64,125	57
	Washington Mutual Commercial Mortgage Securities Trust, Series 2003-C1A, Class A, 3.83%, 1/25/35 144A	94,985	92
	Wells Fargo Mortgage Backed Securities Trust, Series 2003-12, Class A1, 4.75%, 11/25/18	11,035	11
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A1, 5.00%, 1/25/20	69,817	69
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-2, Class 1A1, 5.00%, 3/25/36	153,854	118
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-7, Class A1, 5.25%, 9/25/35	229,316	198
	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 1A1, 5.50%, 11/25/35	200,483	171

	Total Structured Products (Cost: $26,359)		26,385

	Below Investment Grade Segment (9.4%)

	Aerospace/Defense (0.2%)

	Alliant Techsystems, Inc., 6.75%, 4/1/16	70,000	64
	Bombardier, Inc., 8.00%, 11/15/14 144A	45,000	43
(c)	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15	72,000	30
	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 9.75%, 4/1/17	65,000	27
	L-3 Communications Corp., 6.375%, 10/15/15	280,000	254
	L-3 Communications Corp., 7.625%, 6/15/12	105,000	105

	Total		523

	Autos/Vehicle Parts (0.2%)

	American Axle & Manufacturing, Inc., 7.875%, 3/1/17	115,000	36
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16	45,000	35
	Ford Motor Credit Co. LLC, 8.625%, 11/1/10	55,000	52
	Ford Motor Credit Co. LLC, 9.875%, 8/10/11	225,000	208

The Accompanying Notes are an Integral Part of the Financial Statements.

156 Asset Allocation Portfolio

Asset Allocation Portfolio

	Below Investment Grade Segment (9.4%)	Shares/ $ Par	Value $ (000’s)

	Autos/Vehicle Parts continued
(d)	General Motors Corp., 7.20%, 1/15/11	30,000	4
(d)	General Motors Corp., 8.375%, 7/15/33	120,000	15
	The Goodyear Tire & Rubber Co., 10.50%, 5/15/16	75,000	76
	Lear Corp., 5.75%, 8/1/14	25,000	6
	Lear Corp., 8.75%, 12/1/16	39,000	10
(d)	Visteon Corp., 8.25%, 8/1/10	75,000	2
(d)	Visteon Corp., 12.25%, 12/31/16 144A	125,000	4

	Total		448

	Basic Materials (1.0%)

(d)	Abitibi-Consolidated Co. of Canada, 15.50%, 7/15/10 144A	70,000	11
	Ashland, Inc., 9.125%, 6/1/17 144A	55,000	57
	BWAY Corp., 10.00%, 4/15/14 144A	40,000	40
	Crown Americas LLC/Crown Americas Capital Corp., 7.625%, 11/15/13	36,000	35
	Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	50,000	49
	Domtar Corp., 10.75%, 6/1/17	50,000	48
	FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	185,000	178
	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	130,000	131
	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	150,000	151
	Georgia-Pacific LLC, 7.00%, 1/15/15 144A	137,000	128
	Georgia-Pacific LLC, 7.125%, 1/15/17 144A	52,000	48
	Georgia-Pacific LLC, 8.25%, 5/1/16 144A	65,000	63
	Graham Packaging Co. LP/GPC Capital Corp. I, 9.875%, 10/15/14	35,000	33
	Graphic Packaging International, Inc., 9.50%, 8/15/13	65,000	62
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.75%, 11/15/14	110,000	50
	Huntsman International LLC, 7.375%, 1/1/15	55,000	43
	Invista, 9.25%, 5/1/12 144A	55,000	52
	Nalco Co., 8.25%, 5/15/17 144A	60,000	60
	NewPage Corp., 10.00%, 5/1/12	60,000	29
	Norampac Industries, Inc., 6.75%, 6/1/13	45,000	38
	Novelis, Inc., 7.25%, 2/15/15	162,000	123
	Owens-Brockway Glass Container, Inc., 7.375%, 5/15/16 144A	65,000	63
	Peabody Energy Corp., 7.375%, 11/1/16	15,000	14
	Peabody Energy Corp., 7.875%, 11/1/26	90,000	78
	Pride International, Inc., 7.375%, 7/15/14	45,000	45
(d)	Smurfit-Stone Container Enterprises, Inc., 8.00%, 3/15/17	90,000	33
(d)	Smurfit-Stone Container Enterprises, Inc., 8.375%, 7/1/12	75,000	29
	Steel Dynamics, Inc., 6.75%, 4/1/15	70,000	62
(d)	Stone Container Finance Co. of Canada II, 7.375%, 7/15/14	60,000	27
	Teck Resources, Ltd., 9.75%, 5/15/14 144A	100,000	104
	Teck Resources, Ltd., 10.25%, 5/15/16 144A	25,000	26
	Teck Resources, Ltd., 10.75%, 5/15/19 144A	75,000	81
	Texas Industries, Inc., 7.25%, 7/15/13 144A	35,000	32

	Total		2,023

	Builders/Building Materials (0.0%)

	D.R. Horton, Inc., 5.375%, 6/15/12	30,000	28
	D.R. Horton, Inc., 7.875%, 8/15/11	10,000	10

	Total		38

	Below Investment Grade Segment (9.4%)	Shares/ $ Par	Value $ (000’s)

	Capital Goods (0.3%
	Case Corp., 7.25%, 1/15/16	110,000	99
	Case New Holland, Inc., 7.125%, 3/1/14	80,000	73
	Centex Corp., 7.875%, 2/1/11	15,000	15
	Da-Lite Screen Co., Inc., 9.50%, 5/15/11	45,000	39
	RSC Equipment Rental, Inc., 9.50%, 12/1/14	88,000	71
(n)	RSC Equipment Rental, Inc., 10.00%, 7/15/17 144A	70,000	70
	SPX Corp., 7.625%, 12/15/14	75,000	73
	Terex Corp., 8.00%, 11/15/17	55,000	42
	United Rentals North America, Inc., 10.875%, 6/15/16 144A	70,000	67

	Total		549

	Consumer Products/Retailing (0.4%)

	GameStop Corp./GameStop, Inc., 8.00%, 10/1/12	80,000	81
	J.C. Penney Corp., Inc., 5.75%, 2/15/18	5,000	4
	J.C. Penney Corp., Inc., 6.375%, 10/15/36	10,000	7
	J.C. Penney Corp., Inc., 6.875%, 10/15/15	30,000	28
	J.C. Penney Corp., Inc., 7.95%, 4/1/17	40,000	39
	Levi Strauss & Co., 8.875%, 4/1/16	90,000	87
	Limited Brands, Inc., 8.50%, 6/15/19 144A	75,000	72
	Macy’s Retail Holdings, Inc., 7.00%, 2/15/28	10,000	7
	The Neiman Marcus Group, Inc., 10.375%, 10/15/15	120,000	70
	New Albertson’s, Inc., 7.25%, 5/1/13	70,000	67
	Rite Aid Corp., 7.50%, 3/1/17	86,000	67
	Rite Aid Corp., 9.375%, 12/15/15	45,000	30
	Rite Aid Corp., 9.75%, 6/12/16 144A	25,000	25
	Rite Aid Corp., 10.375%, 7/15/16	35,000	32
	SUPERVALU, Inc., 7.50%, 11/15/14	80,000	77
	SUPERVALU, Inc., 8.00%, 5/1/16	65,000	63
	Warnaco, Inc., 8.875%, 6/15/13	45,000	46

	Total		802

	Energy (1.4%)

	Basic Energy Services, Inc., 7.125%, 4/15/16	60,000	48
	Chesapeake Energy Corp., 6.375%, 6/15/15	58,000	52
	Chesapeake Energy Corp., 6.625%, 1/15/16	99,000	87
	Chesapeake Energy Corp., 7.25%, 12/15/18	55,000	48
	Chesapeake Energy Corp., 7.50%, 9/15/13	45,000	43
	Chesapeake Energy Corp., 7.625%, 7/15/13	45,000	43
	Cimarex Energy Co., 7.125%, 5/1/17	80,000	70
	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	33,000	30
	Compagnie Generale de Geophysique-Veritas, 9.50%, 5/15/16 144A	70,000	70
	Complete Production Services, Inc., 8.00%, 12/15/16	35,000	30
	Connacher Oil and Gas, Ltd., 10.25%, 12/15/15 144A	60,000	36
	El Paso Corp., 7.00%, 6/15/17	110,000	100
	El Paso Corp., 7.25%, 6/1/18	90,000	83
	El Paso Corp., 7.75%, 1/15/32	90,000	73
	El Paso Corp., 8.25%, 2/15/16	35,000	34
	Forest Oil Corp., 7.25%, 6/15/19	90,000	81
	Forest Oil Corp., 8.50%, 2/15/14 144A	35,000	34
	Helix Energy Solutions Group, Inc., 9.50%, 1/15/16 144A	100,000	91
	Key Energy Services, Inc., 8.375%, 12/1/14	85,000	75
	Kinder Morgan Finance Co. ULC, 5.35%, 1/5/11	135,000	132
(n)	Linn Energy LLC, 9.875%, 7/1/18	55,000	49
	Linn Energy LLC, 11.75%, 5/15/17 144A	60,000	58
	Mariner Energy, Inc., 8.00%, 5/15/17	34,000	28

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio 157

Asset Allocation Portfolio

	Below Investment Grade Segment (9.4%)	Shares/ $ Par	Value $ (000’s)

	Energy continued
	Mariner Energy, Inc., 11.75%, 6/30/16	50,000	50
	Newfield Exploration Co., 6.625%, 9/1/14	15,000	14
	Newfield Exploration Co., 6.625%, 4/15/16	65,000	59
	OPTI Canada, Inc., 8.25%, 12/15/14	135,000	89
	Petrohawk Energy Corp., 7.875%, 6/1/15	35,000	32
	Petrohawk Energy Corp., 9.125%, 7/15/13	88,000	88
	Petrohawk Energy Corp., 10.50%, 8/1/14 144A	25,000	26
	Petroplus Finance, Ltd., 7.00%, 5/1/17 144A	42,000	35
	Pioneer Natural Resources Co., 6.875%, 5/1/18	110,000	96
	Plains Exploration & Production Co., 7.00%, 3/15/17	55,000	48
	Plains Exploration & Production Co., 7.625%, 6/1/18	35,000	32
	Plains Exploration & Production Co., 7.75%, 6/15/15	40,000	37
	Pride International, Inc., 8.50%, 6/15/19	70,000	69
	Range Resources Corp., 6.375%, 3/15/15	72,000	66
	Range Resources Corp., 7.25%, 5/1/18	10,000	9
	Range Resources Corp., 7.50%, 5/15/16	15,000	14
	SandRidge Energy, Inc., 8.00%, 6/1/18 144A	35,000	30
	SandRidge Energy, Inc., 9.875%, 5/15/16 144A	65,000	63
	SESI LLC, 6.875%, 6/1/14	85,000	77
	Sonat, Inc., 7.625%, 7/15/11	25,000	25
	Southwestern Energy Co., 7.50%, 2/1/18 144A	70,000	67
	Tesoro Corp., 6.25%, 11/1/12	120,000	114
	Tesoro Corp., 6.50%, 6/1/17	140,000	120
	Tesoro Corp., 6.625%, 11/1/15	85,000	76
	W&T Offshore, Inc., 8.25%, 6/15/14 144A	85,000	66
	Whiting Petroleum Corp., 7.25%, 5/1/13	108,000	102

	Total		2,899

	Financials (0.6%)

	Bank of America Corp., 8.125%, 12/29/49	25,000	21
	Capmark Financial Group, Inc., 8.30%, 5/10/17	5,000	1
	Crum & Forster Holdings Corp., 7.75%, 5/1/17	64,000	56
	E*TRADE Financial Corp., 7.875%, 12/1/15	100,000	79
	E*TRADE Financial Corp., 8.00%, 6/15/11	100,000	117
	General Motors Acceptance Corp. LLC, 6.00%, 12/15/11 144A	79,000	68
	General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	50,000	43
	General Motors Acceptance Corp. LLC, 7.25%, 3/2/11	205,000	186
	General Motors Acceptance Corp. LLC, 7.50%, 12/31/13 144A	13,000	10
	General Motors Acceptance Corp. LLC, 8.00%, 12/31/18 144A	16,000	10
	General Motors Acceptance Corp. LLC, 8.00%, 11/1/31 144A	113,000	79
	LaBranche & Co., Inc., 11.00%, 5/15/12	38,000	35
(d)	Lehman Brothers Holdings, Inc., 5.50%, 4/4/16	35,000	5
(d)	Lehman Brothers Holdings, Inc., 6.875%, 5/2/18	25,000	4
	SLM Corp., 4.50%, 7/26/10	140,000	132
	SLM Corp., 5.375%, 1/15/13	10,000	8
	SLM Corp., 5.375%, 5/15/14	35,000	28
	SLM Corp., 5.45%, 4/25/11	255,000	235
	UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	60,000	49
	Wells Fargo Capital XIII, 7.70%, 12/29/49	125,000	104

	Total		1,270

	Foods (0.3%)

	Constellation Brands, Inc., 7.25%, 9/1/16	170,000	157
	Constellation Brands, Inc., 7.25%, 5/15/17	70,000	65

	Below Investment Grade Segment (9.4%)	Shares/ $ Par	Value $ (000’s)

	Foods continued
	Constellation Brands, Inc., 8.375%, 12/15/14	40,000	40
	Dole Food Co., 13.875%, 3/15/14 144A	45,000	49
(d)	Pilgrim’s Pride Corp., 7.625%, 5/1/15	104,000	90
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15	55,000	50
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17	65,000	55
	Smithfield Foods, Inc., 7.75%, 5/15/13	108,000	89
	Smithfield Foods, Inc., 7.75%, 7/1/17	60,000	44
	Smithfield Foods, Inc., 10.00%, 7/15/14 144A	40,000	39

	Total		678

	Gaming/Leisure/Lodging (1.0%)

	AMC Entertainment, Inc., 8.75%, 6/1/19 144A	100,000	94
	AMC Entertainment, Inc., 11.00%, 2/1/16	54,000	52
	Caesars Entertainment, Inc., 8.125%, 5/15/11	65,000	54
	Cinemark USA, Inc., 8.625%, 6/15/19 144A	25,000	25
	Corrections Corp. of America, 7.75%, 6/1/17	80,000	79
	Felcor Lodging LP, 9.00%, 6/1/11	83,000	73
	Harrah’s Operating Co., Inc., 5.50%, 7/1/10	55,000	49
	Harrah’s Operating Co., Inc., 10.00%, 12/15/18 144A	163,000	94
	Harrah’s Operating Co., Inc., 11.25%, 6/1/17 144A	100,000	94
	The Hertz Corp., 8.875%, 1/1/14	60,000	55
	Host Hotels & Resorts LP, 7.125%, 11/1/13	210,000	197
	Las Vegas Sands Corp., 6.375%, 2/15/15	150,000	111
	Mashantucket Western Pequot Tribe, 8.50%, 11/15/15 144A	110,000	55
	MGM MIRAGE, Inc., 6.75%, 9/1/12	65,000	46
	MGM MIRAGE, Inc., 7.50%, 6/1/16	145,000	94
	MGM MIRAGE, Inc., 8.375%, 2/1/11	85,000	68
	MGM MIRAGE, Inc., 10.375%, 5/15/14 144A	50,000	52
	MGM MIRAGE, Inc., 11.125%, 11/15/17 144A	70,000	74
	Mohegan Tribal Gaming Authority, 6.875%, 2/15/15	95,000	62
	Mohegan Tribal Gaming Authority, 8.00%, 4/1/12	30,000	23
	Seminole Hard Rock Entertainment, Inc., 3.129%, 3/15/14 144A	45,000	31
	Speedway Motorsports, Inc., 8.75%, 6/1/16 144A	50,000	51
	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	65,000	61
	Universal City Development Partners, Ltd., 11.75%, 4/1/10	44,000	42
	Universal City Florida Holding Co. I & II, 8.375%, 5/1/10	33,000	27
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/1/14	325,000	281

	Total		1,944

	Health Care/Pharmaceuticals (0.8%)

(c)	Biomet, Inc., 10.375%, 10/15/17	140,000	135
	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 144A	65,000	64
	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	210,000	206
	DaVita, Inc., 7.25%, 3/15/15	85,000	80
	FMC Finance III SA, 6.875%, 7/15/17	45,000	42
	Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/11	30,000	31
	Fresenius US Finance II, Inc., 9.00%, 7/15/15 144A	35,000	36
	HCA, Inc., 6.75%, 7/15/13	75,000	66
	HCA, Inc., 8.50%, 4/15/19 144A	50,000	49
	HCA, Inc., 9.125%, 11/15/14	58,000	57
	HCA, Inc., 9.25%, 11/15/16	188,000	185

The Accompanying Notes are an Integral Part of the Financial Statements.

158 Asset Allocation Portfolio

Asset Allocation Portfolio

	Below Investment Grade Segment (9.4%)	Shares/ $ Par	Value $ (000’s)

	Health Care/Pharmaceuticals continued
(c)	HCA, Inc., 9.625%, 11/15/16	91,000	90
	HCA, Inc., 9.875%, 2/15/17 144A	10,000	10
	Health Management Associates, Inc., 6.125%, 4/15/16	85,000	73
	Senior Housing Properties Trust, 8.625%, 1/15/12	45,000	44
	Service Corp. International, 6.75%, 4/1/15	20,000	18
	Service Corp. International, 6.75%, 4/1/16	60,000	54
	Service Corp. International, 7.375%, 10/1/14	15,000	14
	Tenet Healthcare Corp., 7.375%, 2/1/13	90,000	81
	Tenet Healthcare Corp., 8.875%, 7/1/19 144A	105,000	106
	US Oncology, Inc., 9.125%, 8/15/17 144A	60,000	60
	Valeant Pharmaceuticals International, 8.375%, 6/15/16 144A	30,000	30
	Ventas Realty LP/Ventas Capital Corp., 6.50%, 6/1/16	130,000	117

	Total		1,648

	Media (0.9%)

(d)	CCH I LLC/CCH I Capital Corp., 11.00%, 10/1/15	100,000	12
(d)	CCH II LLC/CCH II Capital Corp., 10.25%, 9/15/10	120,000	127
	CSC Holdings, Inc., 7.625%, 4/1/11	60,000	59
	CSC Holdings, Inc., 7.875%, 2/15/18	132,000	124
	CSC Holdings, Inc., 8.50%, 4/15/14 144A	20,000	20
	CSC Holdings, Inc., 8.625%, 2/15/19 144A	35,000	34
(d)	Dex Media West LLC/Dex Media West Finance Co., 8.50%, 8/15/10	50,000	36
(d)	Dex Media West LLC/Dex Media West Finance Co., 9.875%, 8/15/13	105,000	16
	DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, 5/15/16	150,000	146
	DISH DBS Corp., 7.00%, 10/1/13	85,000	81
	DISH DBS Corp., 7.125%, 2/1/16	85,000	79
	DISH DBS Corp., 7.75%, 5/31/15	80,000	76
	Intelsat Corp., 9.25%, 8/15/14 144A	55,000	53
	Intelsat Jackson Holdings, Ltd., 11.25%, 6/15/16	55,000	56
	Intelsat Subsidiary Holding Co., Ltd., 8.875%, 1/15/15 144A	10,000	10
	Intelsat, Ltd., 7.625%, 4/15/12	70,000	62
	The Interpublic Group of Cos., Inc., 10.00%, 7/15/17 144A	25,000	25
	Kabel Deutschland GmbH, 10.625%, 7/1/14	90,000	93
	Lamar Media Corp., 6.625%, 8/15/15	125,000	108
	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	25,000	22
	Mediacom LLC/Mediacom Capital Corp., 9.50%, 1/15/13	70,000	67
	Nielsen Finance LLC/Nielsen Finance Co., 11.50%, 5/1/16 144A	30,000	29
	Nielsen Finance LLC/Nielsen Finance Co., 11.625%, 2/1/14 144A	35,000	35
	Quebecor Media, Inc., 7.75%, 3/15/16	90,000	82
(d)	RH Donnelley, Inc., 11.75%, 5/15/15 144A	70,000	32
	Univision Communications, Inc., 12.00%, 7/1/14 144A	45,000	44
	Videotron Ltee, 6.375%, 12/15/15	25,000	22
	Videotron Ltee, 6.875%, 1/15/14	70,000	65
	Videotron Ltee, 9.125%, 4/15/18	15,000	15
	Virgin Media Finance PLC, 9.50%, 8/15/16	85,000	84
	XM Satellite Radio, Inc., 11.25%, 6/15/13 144A	40,000	40

	Total		1,754

	Below Investment Grade Segment (9.4%)	Shares/ $ Par	Value $ (000’s)

	Real Estate (0.1%)
	Colonial Realty LP, 6.05%, 9/1/16	20,000	16
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 7.125%, 2/15/13	100,000	90
	iStar Financial, Inc., 5.15%, 3/1/12	75,000	38
	iStar Financial, Inc., 8.625%, 6/1/13	30,000	15

	Total		159

	Services (0.1%)

	ARAMARK Corp., 8.50%, 2/1/15	70,000	68
	WCA Waste Corp., 9.25%, 6/15/14	65,000	59

	Total		127

	Technology (0.3%)

	First Data Corp., 9.875%, 9/24/15	100,000	71
	Flextronics International, Ltd., 6.50%, 5/15/13	75,000	72
(c)	Freescale Semiconductor, Inc., 9.125%, 12/15/14	61,913	23
	Iron Mountain, Inc., 7.75%, 1/15/15	70,000	67
	Iron Mountain, Inc., 8.00%, 6/15/20	115,000	107
	Seagate Technology HDD Holdings, 6.80%, 10/1/16	40,000	34
	STATS ChipPAC, Ltd., 6.75%, 11/15/11	43,000	41
	STATS ChipPAC, Ltd., 7.50%, 7/19/10	50,000	49
	Sungard Data Systems, Inc., 10.625%, 5/15/15 144A	65,000	64
	SunGard Data Systems, Inc., 9.125%, 8/15/13	45,000	43
	Unisys Corp., 8.00%, 10/15/12	60,000	36

	Total		607

	Telecommunications (0.7%)

	CC Holdings GS V LLC/Crown Castle GS III Corp., 7.75%, 5/1/17 144A	65,000	63
	Cricket Communications, Inc., 7.75%, 5/15/16 144A	100,000	96
	Cricket Communications, Inc., 10.00%, 7/15/15 144A	35,000	35
	Crown Castle International Corp., 9.00%, 1/15/15	15,000	15
	Frontier Communications Corp., 8.25%, 5/1/14	85,000	80
	Frontier Communications Corp., 9.00%, 8/15/31	95,000	78
	MetroPCS Wireless, Inc., 9.25%, 11/1/14 144A	85,000	84
	Nextel Communications, Inc., 6.875%, 10/31/13	65,000	54
	Qwest Corp., 6.50%, 6/1/17	85,000	75
	Qwest Corp., 7.50%, 10/1/14	16,000	15
	Qwest Corp., 7.625%, 6/15/15	55,000	52
	Qwest Corp., 7.875%, 9/1/11	67,000	67
	Qwest Corp., 8.375%, 5/1/16 144A	45,000	44
	Sprint Capital Corp., 6.90%, 5/1/19	125,000	104
	Sprint Capital Corp., 8.375%, 3/15/12	225,000	222
	Sprint Nextel Corp., 6.00%, 12/1/16	120,000	98
	Windstream Corp., 7.00%, 3/15/19	55,000	48
	Windstream Corp., 8.125%, 8/1/13	85,000	82
	Windstream Corp., 8.625%, 8/1/16	95,000	91

	Total		1,403

	Transportation (0.2%)

	Kansas City Southern de Mexico SAB de CV, 7.375%, 6/1/14	95,000	80
	Kansas City Southern de Mexico SAB de CV, 7.625%, 12/1/13	35,000	30
	Kansas City Southern de Mexico SAB de CV, 9.375%, 5/1/12	67,000	64
	Stena AB, 7.50%, 11/1/13	215,000	181

	Total		355

	Utilities (0.9%)

	The AES Corp., 7.75%, 10/15/15	110,000	102

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio 159

Asset Allocation Portfolio

	Below Investment Grade Segment (9.4%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued
	The AES Corp., 8.00%, 10/15/17	65,000	61
	The AES Corp., 8.00%, 6/1/20	55,000	49
	CenterPoint Energy, Inc., 6.50%, 5/1/18	20,000	18
	CMS Energy Corp., 6.875%, 12/15/15	100,000	95
	CMS Energy Corp., 8.75%, 6/15/19	20,000	20
	Duquesne Light Holdings, Inc., 5.50%, 8/15/15	55,000	47
	Dynegy Holdings, Inc., 7.50%, 6/1/15	100,000	83
	Dynegy Holdings, Inc., 7.75%, 6/1/19	65,000	51
	Dynegy Holdings, Inc., 8.375%, 5/1/16	110,000	93
	Edison Mission Energy, 7.00%, 5/15/17	125,000	96
	Edison Mission Energy, 7.20%, 5/15/19	149,000	111
	Elwood Energy LLC, 8.159%, 7/5/26	85,850	71
	Energy Future Holdings Corp., 10.875%, 11/1/17	85,000	62
	Indiantown Cogeneration LP, 9.77%, 12/15/20	130,000	121
	Mirant Americas Generation LLC, 8.50%, 10/1/21	165,000	130
	NRG Energy, Inc., 7.25%, 2/1/14	65,000	63
	NRG Energy, Inc., 7.375%, 2/1/16	45,000	43
	NRG Energy, Inc., 7.375%, 1/15/17	66,000	62
	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 144A	81,000	65
	NV Energy, Inc., 8.625%, 3/15/14	27,000	27
	RRI Energy, Inc., 7.625%, 6/15/14	105,000	96
	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/15	350,000	218

	Total		1,784

	Total Below Investment Grade Segment (Cost: $20,689)		19,011

	Short-Term Investments (11.6%)

	Federal Government & Agencies (3.8%)

	Federal Home Loan Bank, 0.16%, 7/17/09	3,000,000	3,000
	Federal Home Loan Bank, 0.17%, 7/17/09	1,700,000	1,700
	Federal Home Loan Bank, 0.23%, 10/13/09	3,000,000	2,997

	Total		7,697

	Finance Lessors (1.5%)

	Kitty Hawk Funding Corp., 0.27%, 7/10/09	3,000,000	3,000

	Total		3,000

	Finance Services (1.5%)

	Barton Capital LLC, 0.27%, 7/15/09	3,000,000	3,000

	Total		3,000

	Food Processors (1.5%)

(b)	Kellogg Co., 0.40%, 7/6/09	3,000,000	3,000

	Total		3,000

	Oil and Gas (0.3%)

(b)	Devon Energy Corp., 0.35%, 7/1/09	600,000	600

	Total		600

	Short-Term Investments (11.6%)	Shares/ $ Par	Value $ (000’s)

	Personal Credit Institutions (1.5%)

(b)	Bryant Park Funding LLC, 0.28%, 7/6/09	3,000,000	3,000

	Total		3,000

	Short Term Business Credit (1.5%)

(b)	Falcon Asset Securitization Co. LLC, 0.25%, 7/14/09	3,000,000	3,000

	Total		3,000

	Total Short-Term Investments (Cost: $23,296)		23,297

	Total Investments (100.1%) (Cost: $210,343)(a)		201,933

	Other Assets, Less Liabilities (-0.1%)		(285)

	Net Assets (100.0%)		201,648

The Accompanying Notes are an Integral Part of the Financial Statements.

160 Asset Allocation Portfolio

Asset Allocation Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009 the value of these securities (in thousands) was $6,364 representing 3.17% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

(a)	At June 30, 2009 the aggregate cost of securities for federal tax purposes (in thousands) was $210,343 and the net unrealized depreciation of investments based on that cost was $8,410 which is comprised of $10,285 aggregate gross unrealized appreciation and $18,695 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long) (Total Notional Value at June 30, 2009, $2,084)	7	9/09	$(66)
Russell 2000 Mini Index Futures (Long) (Total Notional Value at June 30, 2009, $3,032)	58	9/09	(90)
S&P 500 Index Futures (Long) (Total Notional Value at June 30, 2009, $12,664)	54	9/09	(305)
US Five Year Note Commodity (Long) (Total Notional Value at June 30, 2009, $808)	7	9/09	(5)
US Long Bond (CBT) Commodity (Short) (Total Notional Value at June 30, 2009, $1,741)	15	9/09	(35)
US Ten Year Treasury Note (Short) (Total Notional Value at June 30, 2009, $2,553)	22	9/09	(5)
US Two Year Treasury Note (Long) (Total Notional Value at June 30, 2009, $3,898)	18	9/09	(6)

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(j)	Swap agreements outstanding on June 30, 2009

Total Return Swaps

CounterParty	Reference	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Credit Suisse International	Russell 1000 Value Index	3-Month USD LIBOR - 5 Bps	Russell 1000 Value Index Total Return	2/10	27,664	$(428)
Credit Suisse International	Russell 1000 Growth Index	Russell 1000 Growth Index Total Return	3-Month USD LIBOR - 20 Bps	2/10	27,141	(604)
JPMorgan Chase	Russell 2000 Growth Biotechnology Industry Index	3 Month USD- LIBOR - 120 Bps	Russell 2000 Growth Biotechnology Industry Index Total Return	12/09	118	3

						$(1,029)

(k)	Cash or securities with an aggregate value of $590 (in thousands) have been pledged as collateral for swap contracts outstanding on June 30, 2009.

(l)	As of June 30, 2009 portfolio securities with an aggregate value of $23,585 (in thousands) were fair valued under procedures adopted by the Board of Directors.

(n)	At June 30, 2009 portfolio securities with an aggregate value of $189 (in thousands) were valued with reference to securities whose values are more readily available.

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio 161

Asset Allocation Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets at June 30, 2009. See Note 2 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Domestic Common Stocks	$86,612	$-	$-
Foreign Common Stocks	3,258	23,711	-
Preferred Stocks	-	12	-
US Government & Agency Bonds	-	6,257	-
Municipal Bonds	-	103	-
Corporate Bonds	-	32,180	118
Structured Products	-	26,385	-
Short-Term Investments	-	23,297	-
Other Financial Instruments^	(512)	(1,029)	-
Total	$89,358	$110,916	$118

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

162 Asset Allocation Portfolio

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163

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2009 (unaudited)

(in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio
Assets
Investments, at Value (1)	$449,891	$218,548	$324,103	$35,433	$1,232,871
Cash & Cash Equivalents	—	382	—	20	—
Foreign Currency, at Value (2)	—	—	—	—	—
Collateral for Derivative Positions	—	—	—	—	—
Receivables:
Portfolio Shares Sold	—	—	—	—	—
Investment Securities Sold	2,873	—	568	51	—
Futures Variation Margin	—	—	—	—	—
Outstanding Swap Contracts, at Value	—	—	—	—	—
Foreign Currency Sold	—	—	—	—	—
Due from Investment Advisor	—	—	—	—	—
Prepaid Expenses and Other Assets	—	—	—	—	—
Dividends and Interest	471	70	360	64	1,980

Total Assets	453,235	219,000	325,031	35,568	1,234,851

Liabilities
Payables:
Portfolio Shares Redeemed	—	—	—	—	—
Investment Securities Purchased	1,309	5,369	104	—	227
Futures Variation Margin	144	—	54	—	177
Outstanding Options Written, at Value	—	—	—	—	—
Securities Sold Short, at Value	—	—	—	—	—
Outstanding Swap Contracts, at Value	—	—	—	—	—
Foreign Currency Purchased	—	—	—	—	—
Collateral for Securities on Loan (3)	—	—	—	—	—
Investment Advisory Fees	173	145	129	24	220
Accrued Expenses	15	14	15	13	17

Total Liabilities	1,641	5,528	302	37	641

Net Assets	$451,594	$213,472	$324,729	$35,531	$1,234,210

Represented By:
Aggregate Paid in Capital (8), (9)	$531,918	$234,886	$481,140	$54,391	$1,267,356

Undistributed Net Investment Income (Loss)	7,483	(70)	8,360	292	49,782
Undistributed Accumulated Net Realized Gain (Loss) on Investments	(55,683)	(13,590)	(132,288)	(15,305)	26,205

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(31,554)	(7,754)	(32,268)	(3,847)	(108,584)
Futures Contracts	(570)	—	(215)	—	(549)
Options Written	—	—	—	—	—
Short Sales	—	—	—	—	—
Swap Contracts	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—

Net Assets for Shares Outstanding (9)	$451,594	$213,472	$324,729	$35,531	$1,234,210

Net Asset Value, Offering and Redemption Price per Share	$1.59	$1.42	$0.94	$0.57	$2.01

(1) Investments, at Cost	$481,445	$226,302	$356,371	$39,280	$1,341,455
(2) Foreign Currency, at Cost	—	—	—	—	—
(3) Securities on Loan	—	—	—	—	—
(4) Premiums Received on Options Written	—	—	—	—	—
(5) Proceeds Received from Short Sales	—	—	—	—	—
(6) Premiums Paid on Swap Contracts	—	—	—	—	—
(7) Premiums Received from Swap Contracts	—	—	—	—	—
(8) Shares Outstanding	284,614	150,755	343,722	62,153	614,421
(9) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

164 Statements of Assets and Liabilities

Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$33,919	$289,987	$160,490	$705,504	$324,306	$74,612	$295,509	$22,405	$247,092
—	—	234	—	19	—	—	—	269
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	510	620	—

—	—	—	—	—	—	—	—	—
232	903	63	11,172	4,484	602	2,261	140	830
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	230	62	—
—	—	—	—	—	57	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
50	798	283	351	425	243	115	24	355

34,201	291,688	161,070	717,027	329,234	75,514	298,625	23,251	248,546

—	—	—	—	—	—	—	—	—
536	2,383	—	13,634	2,212	1,086	3,964	203	1,229
9	—	—	28	63	—	17	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	14	—
—	—	—	—	—	10	—	—	—
—	—	—	—	—	—	—	—	—
20	148	92	334	73	55	149	4	186
14	14	16	15	17	16	18	17	18

579	2,545	108	14,011	2,365	1,167	4,148	238	1,433

$33,622	$289,143	$160,962	$703,016	$326,869	$74,347	$294,477	$23,013	$247,113

$51,450	$469,441	$228,472	$922,181	$399,028	$115,094	$476,751	$32,252	$290,854

460	15,617	6,893	2,955	8,817	1,618	(152)	2	3,321

(10,497)	(181,559)	(18,109)	(62,623)	3,895	(49,693)	(201,356)	(1,489)	(7,439)

(7,756)	(14,356)	(56,294)	(159,234)	(84,270)	7,281	19,394	(7,801)	(39,623)
(35)	—	—	(263)	(601)	—	(390)	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	230	49	—
—	—	—	—	—	47	—	—	—

$33,622	$289,143	$160,962	$703,016	$326,869	$74,347	$294,477	$23,013	$247,113

$0.56	$0.65	$0.87	$2.07	$0.98	$0.79	$1.17	$0.64	$1.16

$41,675	$304,343	$216,784	$864,738	$408,576	$67,332	$276,115	$30,206	$286,715
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
59,563	443,177	184,794	339,625	333,684	93,544	252,243	36,017	213,079
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities 165

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2009 (unaudited)

(in thousands)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Money Market Portfolio
Assets
Investments, at Value (1)	$206,136	$37,641	$1,028,787	$76,306	$629,440
Cash & Cash Equivalents	214	800	6,028	1,545	—
Foreign Currency, at Value (2)	2,427	105	1,494	—	—
Collateral for Derivative Positions	—	—	—	—	—
Receivables:
Portfolio Shares Sold	—	—	—	—	—
Investment Securities Sold	2,348	4	9,900	2	—
Futures Variation Margin	—	—	—	—	—
Outstanding Swap Contracts, at Value	—	—	—	—	—
Foreign Currency Sold	—	—	1	—	—
Due from Investment Advisor	—	—	—	—	—
Prepaid Expenses and Other Assets	—	—	—	—	71
Dividends and Interest	1,099	222	4,857	424	1,890

Total Assets	212,224	38,772	1,051,067	78,277	631,401

Liabilities
Payables:
Portfolio Shares Redeemed	—	—	—	—	—
Investment Securities Purchased	7,150	49	16,099	438	240
Futures Variation Margin	—	—	—	—	—
Outstanding Options Written, at Value	—	—	—	—	—
Securities Sold Short, at Value	—	—	—	—	—
Outstanding Swap Contracts, at Value	—	—	—	—	—
Foreign Currency Purchased	2	—	—	4	—
Collateral for Securities on Loan (3)	—	—	—	—	—
Investment Advisory Fees	126	7	559	53	—
Accrued Expenses	45	63	73	66	—

Total Liabilities	7,323	119	16,731	561	240

Net Assets	$204,901	$38,653	$1,034,336	$77,716	$631,161

Represented By:
Aggregate Paid in Capital (8), (9)	$310,907	$58,569	$1,132,364	$108,430	$631,171

Undistributed Net Investment Income (Loss)	3,416	919	68,433	1,020	—
Undistributed Accumulated Net Realized Gain (Loss) on Investments	(106,710)	(16,012)	(101,986)	(28,745)	—

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(2,726)	(4,828)	(64,457)	(2,996)	(10)
Futures Contracts	—	—	—	—	—
Options Written	—	—	—	—	—
Short Sales	—	—	—	—	—
Swap Contracts	—	—	—	—	—
Foreign Currency Transactions	14	5	(18)	7	—

Net Assets for Shares Outstanding (9)	$204,901	$38,653	$1,034,336	$77,716	$631,161

Net Asset Value, Offering and Redemption Price per Share	$0.89	$0.62	$1.40	$0.69	$1.00

(1) Investments, at Cost	$208,860	$42,469	$1,093,244	$79,302	$629,450
(2) Foreign Currency, at Cost	2,441	105	1,549	—	—
(3) Securities on Loan	—	—	—	—	—
(4) Premiums Received on Options Written	—	—	—	—	—
(5) Proceeds Received from Short Sales	—	—	—	—	—
(6) Premiums Paid on Swap Contracts	—	—	—	—	—
(7) Premiums Received from Swap Contracts	—	—	—	—	—
(8) Shares Outstanding	229,755	62,419	739,579	112,269	631,174
(9) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

166 Statements of Assets and Liabilities

Short-Term Bond Portfolio	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$83,211	$1,133,253	$99,553	$85,527	$247,187	$127,583	$1,993,198	$201,933
13	23	—	998	1,349	1,117	—	—
—	—	—	—	—	237	—	—
—	—	—	—	—	570	10,310	590

—	—	—	—	—	—	—	—
—	1,353	1,933	—	3,941	28,807	16,617	2,377
—	67	—	—	—	—	—	—
—	—	—	—	—	235	1,856	—
—	—	—	—	—	37	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	88	14
469	8,468	524	674	4,389	1,544	10,426	934

83,693	1,143,164	102,010	87,199	256,866	160,130	2,032,495	205,848

—	—	—	—	—	—	—	—
—	10,254	17,815	1,303	5,022	32,373	29,414	2,957
—	—	58	—	—	68	1,198	83
—	—	1	—	—	15	—	—
—	—	—	—	—	14,954	—	—
—	—	—	1,073	—	1,311	6,460	1,035
—	—	—	—	—	92	2	—
—	35,150	—	—	—	—	—	—
25	286	40	42	101	76	526	89
16	—	17	13	17	12	—	36

41	45,690	17,931	2,431	5,140	48,901	37,600	4,200

$83,652	$1,097,474	$84,079	$84,768	$251,726	$111,229	$1,994,895	$201,648

$81,240	$1,028,119	$79,347	$84,231	$307,695	$117,077	$2,255,454	$248,653

1,430	80,705	1,186	523	33,042	1,880	120,722	8,689

125	(14,503)	4,513	(145)	(70,797)	(284)	(293,019)	(45,747)

842	3,713	(1,735)	1,232	(18,214)	(5,912)	(77,329)	(8,410)
15	(560)	766	—	—	(205)	(6,434)	(512)
—	—	2	—	—	1	—	—
—	—	—	—	—	(79)	—	—
—	—	—	(1,073)	—	(1,207)	(4,520)	(1,028)
—	—	—	—	—	(42)	21	3

$83,652	$1,097,474	$84,079	$84,768	$251,726	$111,229	$1,994,895	$201,648

$1 .03	$1 .27	$1 .12	$1 .04	$0 .63	$0 .93	$1 .17	$0 .84

$82,369	$1,129,540	$101,288	$84,295	$265,401	$133,495	$2,070,526	$210,343
—	—	—	—	—	—	—	—
—	34,268	—	—	—	—	—	—
—	—	3	—	—	96	—	—
—	—	—	—	—	14,876	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
80,898	867,048	75,060	81,844	401,461	120,075	1,705,970	240,037
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	3,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities 167

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2009 (unaudited)

(in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio	Large Company Value Portfolio
Investment Income
Income
Interest	$155	$46	$86	$4	$83	$1
Dividends (1)	2,967	609	2,924	415	15,212	481

Total Income	3,122	655	3,010	419	15,295	482

Expenses
Investment Advisory Fees	901	709	671	117	1,151	103
Custodian Fees	9	6	6	5	16	4
Audit Fees	9	9	9	9	8	9
Other Expenses	2	2	2	2	2	1

Total Expenses	921	726	688	133	1,177	117

Less Waived Fees:
Paid by Affiliate	—	—	—	(4)	—	(3)
Paid Indirectly	—	—	—	—	—	—

Total Net Expenses	921	726	688	129	1,177	114

Net Investment Income (Loss)	2,201	(71)	2,322	290	14,118	368
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	(30,790)	(3,712)	(27,431)	(5,155)	954	(4,962)
Futures Contracts	991	—	620	—	1,279	117
Options Written	203	—	148	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	—

Net Realized Gain (Loss) on Investments	(29,596)	(3,712)	(26,663)	(5,155)	2,233	(4,845)

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	77,854	35,488	47,960	6,714	22,312	4,856
Futures Contracts	(49)	—	(67)	—	(219)	(30)
Options Written	—	—	—	—	—	—
Short Sales	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	—
Net Change in Unrealized Appreciation

(Depreciation) of Investments	77,805	35,488	47,893	6,714	22,093	4,826

Net Gain (Loss) on Investments	48,209	31,776	21,230	1,559	24,326	(19)

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,410	$31,705	$23,552	$1,849	$38,444	$349

(1) Less Foreign Dividend Tax	$7	$57	$5	$5	$1	$5

The Accompanying Notes are an Integral Part of the Financial Statements.

168 Statements of Operations

Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$71	$48	$161	$109	$8	$115	$9	$21
5,681	2,439	2,587	2,710	979	509	128	2,084

5,752	2,487	2,748	2,819	987	624	137	2,105

771	461	1,787	382	288	788	24	944
5	7	13	12	15	27	16	12
9	9	9	8	8	9	9	9
2	2	2	2	2	2	2	2

787	479	1,811	404	313	826	51	967

—	—	—	—	—	—	(17)	—
—	—	—	—	—	—	—	—

787	479	1,811	404	313	826	34	967

4,965	2,008	937	2,415	674	(202)	103	1,138

(48,817)	(9,903)	(41,847)	(5,780)	(43,235)	(74,447)	(716)	(13,821)
—	—	457	3,155	—	2,852	—	—
—	—	—	—	—	89	—	—
—	—	—	—	—	1,207	71	—
—	25	—	—	(13)	—	—	—

(48,817)	(9,878)	(41,390)	(2,625)	(43,248)	(70,299)	(645)	(13,821)

52,809	9,309	93,446	27,559	40,806	92,120	902	17,552
—	—	(595)	(1,444)	—	(619)	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	(551)	(52)	—
—	—	—	—	47	—	—	—

52,809	9,309	92,851	26,115	40,853	90,950	850	17,552

3,992	(569)	51,461	23,490	(2,395)	20,651	205	3,731

$8,957	$1,439	$52,398	$25,905	$(1,721)	$20,449	$308	$4,869

$92	$17	$11	$—	$6	$—	$—	$1

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations 169

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2009 (unaudited)

(in thousands)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Money Market Portfolio	Short-Term Bond Portfolio
Investment Income
Income
Interest	$43	$—	$123	$—	$2,993	$1,557
Dividends (1)	3,503	799	24,298	1,087	—	—

Total Income	3,546	799	24,421	1,087	2,993	1,557

Expenses
Investment Advisory Fees	646	142	3,058	338	963	134
Custodian Fees	163	137	259	125	—	6
Audit Fees	10	10	10	10	—	10
Other Expenses	2	21	2	14	163	1

Total Expenses	821	310	3,329	487	1,126	151

Less Waived Fees:
Paid by Affiliate	—	(125)	(233)	(42)	(964)	—
Paid Indirectly	—	—	—	—	—	—

Total Net Expenses	821	185	3,096	445	162	151

Net Investment Income (Loss)	2,725	614	21,325	642	2,831	1,406
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	(61,470)	(5,699)	(123,292)	(9,614)	—	188
Futures Contracts	—	—	—	—	—	57
Options Written	—	—	—	—	—	—
Swap Contracts	(1,391)	—	—	—	—	—
Foreign Currency Transactions	(140)	(8)	505	(102)	—	—

Net Realized Gain (Loss) on Investments	(63,001)	(5,707)	(122,787)	(9,716)	—	245

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	68,028	7,559	150,355	25,410	477	1,821
Futures Contracts	—	—	—	—	—	(3)
Options Written	—	—	—	—	—	—
Short Sales	—	—	—	—	—	—
Swap Contracts	(316)	—	—	—	—	—
Foreign Currency Transactions	28	5	61	9	—	—
Net Change in Unrealized Appreciation

(Depreciation) of Investments	67,740	7,564	150,416	25,419	477	1,818

Net Gain (Loss) on Investments	4,739	1,857	27,629	15,703	477	2,063

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,464	$2,471	$48,954	$16,345	$3,308	$3,469

(1) Less Foreign Dividend Tax	$120	$31	$680	$33	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

170 Statements of Operations

Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$27,223	$1,431	$681	$11,061	$2,575	$28,857	$2,256
6	—	—	10	—	6,402	911

27,229	1,431	681	11,071	2,575	35,259	3,167

1,603	242	218	525	390	2,852	523
—	7	2	9	27	—	59
—	13	9	11	12	—	10
—	2	2	2	2	—	9

1,603	264	231	547	431	2,852	601

—	—	—	—	—	—	(48)
—	—	—	—	—	—	—

1,603	264	231	547	431	2,852	553

25,626	1,167	450	10,524	2,144	32,407	2,614

(1,314)	(3,729)	294	(18,901)	(1,442)	(131,781)	(16,804)
(691)	482	—	—	3,931	10,920	(1,657)
—	—	—	—	30	208	27
—	—	—	—	(800)	(26,027)	319
—	—	—	—	(757)	25	4

(2,005)	(3,247)	294	(18,901)	962	(146,655)	(18,111)

21,753	(4,255)	1,722	55,355	6,110	235,584	31,710
5,033	(1,375)	—	—	(4,303)	(544)	15
—	3	—	—	1	—	—
—	—	—	—	(72)	—	—
—	—	1,130	—	3,009	(6,233)	(1,087)
—	—	—	—	928	27	4

26,786	(5,627)	2,852	55,355	5,673	228,834	30,642

24,781	(8,874)	3,146	36,454	6,635	82,179	12,531

$50,407	$(7,707)	$3,596	$46,978	$8,779	$114,586	$15,145

$—	$—	$—	$—	$—	$345	$52

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations 171

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Growth Stock Portfolio		Focused Appreciation Portfolio		Large Cap Core Stock Portfolio
	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,201	$5,283	$(71)	$(205)	$2,322	$6,039

Net Realized Gain (Loss) on Investments	(29,596)	(26,051)	(3,712)	(9,230)	(26,663)	(20,328)

Net Change in Unrealized Appreciation (Depreciation) of Investments	77,805	(254,007)	35,488	(103,914)	47,893	(190,688)

Net Increase (Decrease) in Net Assets Resulting from Operations	50,410	(274,775)	31,705	(113,349)	23,552	(204,977)

Distributions to Shareholders from:
Net Investment Income	—	(6,333)	—	(815)	—	(7,218)

Net Realized Gain on Investments	—	(39,360)	—	(6,315)	—	—
Tax Return of Capital	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(45,693)	—	(7,130)	—	(7,218)

Capital Transactions:
Shares Sold	20,171	35,635	21,985	88,311	14,350	33,098
Reinvestment of Distributions Paid	—	45,693	—	7,130	—	7,218
Shares Redeemed	(32,788)	(95,388)	(11,769)	(33,848)	(23,838)	(74,351)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(12,617)	(14,060)	10,216	61,593	(9,488)	(34,035)

Total Increase (Decrease) in Net Assets	37,793	(334,528)	41,921	(58,886)	14,064	(246,230)
Net Assets
Beginning of Period	413,801	748,329	171,551	230,437	310,665	556,895

End of Period	$451,594	$413,801	$213,472	$171,551	$324,729	$310,665

Undistributed Net Investment Income (Loss)	$7,483	$5,283	$(70)	$—	$8,360	$6,039

Portfolio Share Transactions:
Shares Sold	14,400	18,488	17,194	47,993	16,889	27,824

Reinvestment of Distributions Paid	—	22,366	—	3,786	—	5,783
Shares Redeemed	(22,831)	(48,615)	(9,853)	(20,932)	(27,518)	(62,192)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(8,431)	(7,761)	7,341	30,847	(10,629)	(28,585)

The Accompanying Notes are an Integral Part of the Financial Statements.

172 Statements of Changes in Net Assets

Large Cap Blend Portfolio		Index 500 Stock Portfolio		Large Company Value Portfolio		Domestic Equity Portfolio
For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008

$290	$395	$14,118	$36,185	$368	$782	$4,965	$10,680

(5,155)	(9,683)	2,233	31,049	(4,845)	(5,594)	(48,817)	(131,784)

6,714	(8,222)	22,093	(804,554)	4,826	(10,209)	52,809	(53,357)

1,849	(17,510)	38,444	(737,320)	349	(15,021)	8,957	(174,461)

—	(394)	—	(38,107)	—	(693)	—	(10,737)

—	—	—	(53,885)	—	(86)	—	(31,436)
—	—	—	—	—	—	—	—

—	(394)	—	(91,992)	—	(779)	—	(42,173)

5,755	14,572	57,281	109,588	6,330	13,988	16,001	60,559
—	394	—	91,992	—	779	—	42,173
(1,455)	(2,615)	(93,125)	(229,493)	(1,627)	(3,092)	(17,371)	(44,438)

4,300	12,351	(35,844)	(27,913)	4,703	11,675	(1,370)	58,294

6,149	(5,553)	2,600	(857,225)	5,052	(4,125)	7,587	(158,340)

29,382	34,935	1,231,610	2,088,835	28,570	32,695	281,556	439,896

$35,531	$29,382	$1,234,210	$1,231,610	$33,622	$28,570	$289,143	$281,556

$292	$3	$49,782	$35,664	$460	$92	$15,617	$10,653

11,082	19,125	31,141	42,447	12,258	18,076	26,832	66,504

—	749	—	34,147	—	1,373	—	49,672
(2,822)	(3,744)	(49,531)	(85,290)	(3,052)	(4,301)	(29,857)	(51,263)

8,260	16,130	(18,390)	(8,696)	9,206	15,148	(3,025)	64,913

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets 173

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Equity Income Portfolio		Mid Cap Growth Stock Portfolio		Index 400 Stock Portfolio
	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,008	$4,882	$937	$2,016	$2,415	$6,919

Net Realized Gain (Loss) on Investments	(9,878)	(7,478)	(41,390)	(20,904)	(2,625)	8,222

Net Change in Unrealized Appreciation (Depreciation) of Investments	9,309	(77,745)	92,851	(466,529)	26,115	(202,713)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,439	(80,341)	52,398	(485,417)	25,905	(187,572)

Distributions to Shareholders from:
Net Investment Income	—	(48)	—	(3,036)	—	(7,152)

Net Realized Gain on Investments	—	(4,448)	—	(137,000)	—	(48,480)
Tax Return of Capital	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(4,496)	—	(140,036)	—	(55,632)

Capital Transactions:
Shares Sold	16,802	42,432	20,342	48,167	15,595	34,167
Reinvestment of Distributions Paid	—	4,496	—	140,036	—	55,632
Shares Redeemed	(8,920)	(22,878)	(65,350)	(161,827)	(34,146)	(85,216)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	7,882	24,050	(45,008)	26,376	(18,551)	4,583

Total Increase (Decrease) in Net Assets	9,321	(60,787)	7,390	(599,077)	7,354	(238,621)
Net Assets
Beginning of Period	151,641	212,428	695,626	1,294,703	319,515	558,136

End of Period	$160,962	$151,641	$703,016	$695,626	$326,869	$319,515

Undistributed Net Investment Income (Loss)	$6,893	$4,885	$2,955	$2,018	$8,817	$6,402

Portfolio Share Transactions:
Shares Sold	21,379	37,085	10,443	17,090	17,865	26,944

Reinvestment of Distributions Paid	—	3,820	—	49,941	—	41,923
Shares Redeemed	(11,369)	(19,618)	(33,497)	(56,525)	(37,750)	(64,738)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	10,010	21,287	(23,054)	10,506	(19,885)	4,129

The Accompanying Notes are an Integral Part of the Financial Statements.

174 Statements of Changes in Net Assets

Mid Cap Value Portfolio		Small Cap Growth Stock Portfolio		Index 600 Stock Portfolio		Small Cap Value Portfolio
For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008

$674	$1,004	$(202)	$52	$103	$327	$1,138	$2,684

(43,248)	(6,480)	(70,299)	(129,453)	(645)	(2,178)	(13,821)	6,023

40,853	(33,639)	90,950	(98,627)	850	(6,909)	17,552	(103,713)

(1,721)	(39,115)	20,449	(228,028)	308	(8,760)	4,869	(95,006)

—	—	—	(722)	—	—	—	(1,067)

—	(2,153)	—	(81,232)	—	(196)	—	(26,003)
—	—	—	—	—	—	—	—

—	(2,153)	—	(81,954)	—	(196)	—	(27,070)

8,091	17,996	15,568	39,211	3,682	8,257	15,229	40,790
—	2,153	—	81,954	—	196	—	27,070
(6,704)	(18,655)	(26,161)	(70,548)	(2,151)	(2,362)	(13,802)	(42,940)

1,387	1,494	(10,593)	50,617	1,531	6,091	1,427	24,920

(334)	(39,774)	9,856	(259,365)	1,839	(2,865)	6,296	(97,156)

74,681	114,455	284,621	543,986	21,174	24,039	240,817	337,973

$74,347	$74,681	$294,477	$284,621	$23,013	$21,174	$247,113	$240,817

$1,618	$945	$(152)	$50	$2	$(101)	$3,321	$2,183

10,529	16,651	14,818	23,939	6,188	10,546	14,575	26,705

—	1,806	—	50,527	—	308	—	17,122
(8,656)	(16,153)	(24,355)	(42,075)	(3,502)	(3,293)	(13,536)	(28,440)

1,873	2,304	(9,537)	32,391	2,686	7,561	1,039	15,387

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets 175

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	International Growth Portfolio		Research International Core Portfolio		International Equity Portfolio
	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008###	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Change in Net Assets
Operations
Net Investment Income (Loss)	$2,725	$5,530	$614	$968	$21,325	$48,142

Net Realized Gain (Loss) on Investments	(63,001)	(48,726)	(5,707)	(10,202)	(122,787)	21,307

Net Change in Unrealized Appreciation (Depreciation) of Investments	67,740	(122,738)	7,564	(13,517)	150,416	(874,784)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,464	(165,934)	2,471	(22,751)	48,954	(805,335)

Distributions to Shareholders from:
Net Investment Income	—	(4,245)	—	(616)	—	(39,219)

Net Realized Gain on Investments	—	(33,233)	—	(363)	—	(144,743)
Tax Return of Capital	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(37,478)	—	(979)	—	(183,962)

Capital Transactions:
Shares Sold	14,089	45,946	3,467	10,966	52,158	135,959
Reinvestment of Distributions Paid	—	37,478	—	979	—	183,962
Shares Redeemed	(14,035)	(36,055)	(720)	(2,127)	(76,143)	(223,869)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	54	47,369	2,747	9,818	(23,985)	96,052

Total Increase (Decrease) in Net Assets	7,518	(156,043)	5,218	(13,912)	24,969	(893,245)
Net Assets
Beginning of Period	197,383	353,426	33,435	47,347	1,009,367	1,902,612

End of Period	$204,901	$197,383	$38,653	$33,435	$1,034,336	$1,009,367

Undistributed Net Investment Income (Loss)	$3,416	$690	$919	$304	$68,433	$47,108

Portfolio Share Transactions:
Shares Sold	17,509	35,167	6,213	13,012	36,970	69,463

Reinvestment of Distributions Paid	—	28,851	—	1,506	—	94,728
Shares Redeemed	(17,959)	(27,512)	(1,405)	(2,563)	(60,619)	(113,584)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(450)	36,506	4,808	11,955	(23,649)	50,607

### Amounts have been restated. See Note 9 for disclosure of this restatement.

The Accompanying Notes are an Integral Part of the Financial Statements.

176 Statements of Changes in Net Assets

Emerging Markets Equity Portfolio		Money Market Portfolio		Short-Term Bond Portfolio		Select Bond Portfolio
For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008

$642	$1,691	$2,831	$14,428	$1,406	$2,795	$25,626	$57,321

(9,716)	(18,645)	—	115	245	(27)	(2,005)	3,100

25,419	(42,132)	477	(487)	1,818	(1,118)	26,786	(26,453)

16,345	(59,086)	3,308	14,056	3,469	1,650	50,407	33,968

—	(1,853)	(2,831)	(14,428)	—	(2,714)	—	(52,811)

—	(422)	—	(115)	—	—	—	—
—	—	—	—	—	—	—	—

—	(2,275)	(2,831)	(14,543)	—	(2,714)	—	(52,811)

11,319	29,358	154,238	389,014	13,729	18,093	57,119	146,289
—	2,276	2,831	14,543	—	2,714	—	52,811
(2,334)	(7,450)	(149,005)	(242,542)	(3,343)	(7,944)	(98,699)	(206,257)

8,985	24,184	8,064	161,015	10,386	12,863	(41,580)	(7,157)

25,330	(37,177)	8,541	160,528	13,855	11,799	8,827	(26,000)

52,386	89,563	622,620	462,092	69,797	57,998	1,088,647	1,114,647

$77,716	$52,386	$631,161	$622,620	$83,652	$69,797	$1,097,474	$1,088,647

$1,020	$377	$—	$—	$1,430	$24	$80,705	$55,080

18,753	30,221	154,247	389,001	13,566	17,763	46,355	119,122

—	3,820	2,833	14,543	—	2,755	—	44,529
(4,403)	(8,111)	(149,014)	(242,542)	(3,286)	(7,818)	(80,577)	(171,786)

14,350	25,930	8,066	161,002	10,280	12,700	(34,222)	(8,135)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets 177

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Long-Term U.S. Government Bond Portfolio		Inflation Protection Portfolio		High Yield Bond Portfolio
	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,167	$1,440	$450	$2,441	$10,524	$22,501

Net Realized Gain (Loss) on Investments	(3,247)	8,023	294	(404)	(18,901)	(18,668)

Net Change in Unrealized Appreciation (Depreciation) of Investments	(5,627)	4,037	2,852	(3,853)	55,355	(63,360)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,707)	13,500	3,596	(1,816)	46,978	(59,527)

Distributions to Shareholders from:
Net Investment Income	—	(1,430)	—	(2,377)	—	(21,340)

Net Realized Gain on Investments	—	(1,013)	—	(96)	—	—
Tax Return of Capital	—	—	—	—	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(2,443)	—	(2,473)	—	(21,340)

Capital Transactions:
Shares Sold	15,312	55,267	18,329	44,745	14,659	27,796
Reinvestment of Distributions Paid	—	2,443	—	2,473	—	21,340
Shares Redeemed	(13,732)	(14,376)	(6,297)	(11,251)	(21,914)	(49,194)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	1,580	43,334	12,032	35,967	(7,255)	(58)

Total Increase (Decrease) in Net Assets	(6,127)	54,391	15,628	31,678	39,723	(80,925)
Net Assets
Beginning of Period	90,206	35,815	69,140	37,462	212,003	292,928

End of Period	$84,079	$90,206	$84,768	$69,140	$251,726	$212,003

Undistributed Net Investment Income (Loss)	$1,186	$18	$523	$73	$33,042	$22,518

Portfolio Share Transactions:
Shares Sold	13,223	50,916	18,178	42,212	26,201	43,277

Reinvestment of Distributions Paid	—	2,078	—	2,478	—	33,554
Shares Redeemed	(12,033)	(13,437)	(6,257)	(10,805)	(39,635)	(78,163)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	1,190	39,557	11,921	33,885	(13,434)	(1,332)

The Accompanying Notes are an Integral Part of the Financial Statements.

178 Statements of Changes in Net Assets

Multi-Sector Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio
For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008

$2,144	$3,942	$32,407	$81,563	$2,614	$6,742

962	1,432	(146,655)	(141,931)	(18,111)	(27,992)

5,673	(12,411)	228,834	(561,295)	30,642	(68,799)

8,779	(7,037)	114,586	(621,663)	15,145	(90,049)

—	(6,192)	—	(32,256)	—	(7,584)

—	(452)	—	(695,941)	—	(21,178)
—	—	—	—	—	—

—	(6,644)	—	(728,197)	—	(28,762)

11,936	34,950	40,330	113,319	7,976	33,330
—	6,644	—	728,197	—	28,762
(3,607)	(8,621)	(154,722)	(393,150)	(21,113)	(45,933)

8,329	32,973	(114,392)	448,366	(13,137)	16,159

17,108	19,292	194	(901,494)	2,008	(102,652)

94,121	74,829	1,994,701	2,896,195	199,640	302,292

$111,229	$94,121	$1,994,895	$1,994,701	$201,648	$199,640

$1,880	$(264)	$120,722	$88,315	$8,689	$6,075

13,691	36,195	37,086	71,372	10,320	31,039

—	7,780	—	548,339	—	28,533
(4,202)	(9,476)	(143,412)	(261,404)	(28,023)	(45,438)

9,489	34,499	(106,326)	358,307	(17,703)	14,134

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets 179

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
Growth Stock Portfolio
2009(j)	$ 1.41	$ 0.01		$ 0.17	$ 0.18	$ —		$ —		$ —		$ 1.59
2008	2.49	0.02		(0.94)	(0.92)	(0.02)		(0.14)		(0.16)		1.41
2007	2.30	0.02		0.19	0.21	(0.02)		—		(0.02)		2.49
2006	2.11	0.02		0.19	0.21	(0.02)		—		(0.02)		2.30
2005	1.98	0.02		0.13	0.15	(0.02)		—		(0.02)		2.11
2004	1.87	0.01		0.11	0.12	(0.01)		—		(0.01)		1.98
Focused Appreciation Portfolio
2009(j)	$ 1.20	$ 0.00	(e)	$ 0.22	$ 0.22	$ —		$ —		$ —		$ 1.42
2008	2.05	0.00	(e)	(0.80)	(0.80)	(0.01)		(0.04)		(0.05)		1.20
2007	1.62	0.01		0.42	0.43	(0.00	)(e)	(0.00	)(e)	(0.00	)(e)	2.05
2006	1.63	0.01		0.07	0.08	(0.01)		(0.08)		(0.09)		1.62
2005	1.43	—		0.25	0.25	—		(0.05)		(0.05)		1.63
2004	1.20	0.00	(e)	0.23	0.23	—		—		—		1.43
Large Cap Core Stock Portfolio
2009(j)	$ 0.88	$ 0.01		$ 0.05	$ 0.06	$ —		$ —		$ —		$ 0.94
2008	1.45	0.02		(0.57)	(0.55)	(0.02)		—		(0.02)		0.88
2007	1.35	0.02		0.10	0.12	(0.02)		—		(0.02)		1.45
2006	1.22	0.02		0.12	0.14	(0.01)		—		(0.01)		1.35
2005	1.14	0.01		0.09	0.10	(0.02)		—		(0.02)		1.22
2004	1.07	0.02		0.06	0.08	(0.01)		—		(0.01)		1.14
Large Cap Blend Portfolio
2009(j)	$ 0.55	$ 0.00	(e)	$ 0.02	$ 0.02	$ —		$ —		$ —		$ 0.57
2008	0.93	0.01		(0.38)	(0.37)	(0.01)		—		(0.01)		0.55
2007(h)	1.00	0.01		(0.07)	(0.06)	(0.01)		(0.00	)(e)	(0.01)		0.93
Index 500 Stock Portfolio
2009(j)	$ 1.95	$ 0.02		$ 0.04	$ 0.06	$ —		$ —		$ —		$ 2.01
2008	3.26	0.06		(1.22)	(1.16)	(0.06)		(0.09)		(0.15)		1.95
2007	3.26	0.06		0.12	0.18	(0.06)		(0.12)		(0.18)		3.26
2006	2.97	0.06		0.39	0.45	(0.05)		(0.11)		(0.16)		3.26
2005	2.94	0.05		0.08	0.13	(0.05)		(0.05)		(0.10)		2.97
2004	2.72	0.05		0.24	0.29	(0.04)		(0.03)		(0.07)		2.94
Large Company Value Portfolio
2009(j)	$ 0.57	$ 0.01		$ (0.02)	$ (0.01)	$ —		$ —		$ —		$ 0.56
2008	0.93	0.02		(0.36)	(0.34)	(0.02)		(0.00	)(e)	(0.02)		0.57
2007(h)	1.00	0.01		(0.07)	(0.06)	(0.01)		—		(0.01)		0.93
Domestic Equity Portfolio
2009(j)	$ 0.63	$ 0.01		$ 0.01	$ 0.02	$ —		$ —		$ —		$ 0.65
2008	1.15	0.03		(0.44)	(0.41)	(0.03)		(0.08)		(0.11)		0.63
2007	1.31	0.03		(0.11)	(0.08)	(0.02)		(0.06)		(0.08)		1.15
2006	1.13	0.02		0.17	0.19	—		(0.01)		(0.01)		1.31
2005	1.14	0.02		0.07	0.09	(0.02)		(0.08)		(0.10)		1.13
2004	1.00	0.02		0.15	0.17	(0.01)		(0.02)		(0.03)		1.14
Equity Income Portfolio
2009(j)	$ 0.87	$ 0.01		$ (0.01)	$ 0.00 (e)	$ —		$ —		$ —		$ 0.87
2008	1.38	0.03		(0.51)	(0.48)	(0.00	)(e)	(0.03)		(0.03)		0.87
2007	1.53	0.03		0.01	0.04	(0.03)		(0.16)		(0.19)		1.38
2006	1.33	0.02		0.24	0.26	(0.02)		(0.04)		(0.06)		1.53
2005	1.35	0.02		0.04	0.06	(0.02)		(0.06)		(0.08)		1.33
2004	1.22	0.02		0.17	0.19	(0.02)		(0.04)		(0.06)		1.35

(e) Amount is less than $0.005.

(h) For the period April 30, 2007 (commencement of operations) through December 31, 2007.

(j) For the six months ended June 30, 2009. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

180 Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

12.39%	$451,594	—	0.45%(c)	1.06%(c)	26.67%
(38.86)	413,801	—	0.43	0.88	38.18
9.20	748,329	—	0.42	0.84	36.62
9.57	735,055	—	0.43	0.94	36.05
7.71	702,526	—	0.43	0.78	31.74
6.67	686,849	—	0.43	1.07	34.53

18.39%	$213,472	—	0.79%(c)	(0.08)%(c)	7.09%
(40.01)	171,551	—	0.78	(0.09)	67.79
26.84	230,437	—	0.80	0.44	57.89
4.88	138,581	—	0.81	0.38	61.84
17.00	132,679	—	0.82	0.18	45.20
19.67	56,690	—	0.84	(0.03)	25.42

7.75%	$324,729	—	0.46%(c)	1.56%(c)	23.78%
(38.74)	310,665	—	0.44	1.35	50.12
9.12	556,895	—	0.43	1.30	43.86
11.49	535,453	—	0.44	1.25	39.39
8.46	494,020	—	0.44	1.15	32.23
8.16	469,935	—	0.44	1.41	33.64

4.95%	$35,531	0.87%(c)	0.85%(c)	1.90%(c)	27.66%
(40.25)	29,382	0.87	0.85	1.15	59.53
(6.52)	34,935	0.89(c)	0.85(c)	0.95(c)	22.41

3.24%	$1,234,210	—	0.20%(c)	2.45%(c)	2.01%
(36.94)	1,231,610	—	0.20	2.13	4.10
5.43	2,088,835	—	0.20	1.89	4.44
15.62	2,081,399	—	0.20	1.78	4.47
4.72	1,903,641	—	0.20	1.68	5.36
10.70	1,904,122	—	0.20	1.83	3.45

(0.53)%	$33,622	0.82%(c)	0.80%(c)	2.58%(c)	14.09%
(37.23)	28,570	0.81	0.80	2.41	26.04
(5.97)	32,695	0.85(c)	0.80(c)	2.03(c)	16.92

3.33%	$289,143	—	0.60%(c)	3.76%(c)	46.65%
(38.49)	281,556	—	0.57	2.89	60.11
(6.33)	439,896	—	0.56	2.37	38.86
16.56	409,836	—	0.58	1.99	31.59
8.04	273,934	—	0.60	1.77	35.19
16.85	211,977	—	0.62	1.63	32.97

0.35%	$160,962	—	0.67%(c)	2.83%(c)	4.71%
(35.81)	151,641	—	0.67	2.61	28.82
3.26	212,428	—	0.67	1.93	41.94
19.15	200,507	—	0.67	1.88	15.50
4.19	132,923	—	0.68	1.76	16.01
15.16	89,747	—	0.69	1.74	15.21

(c) Computed on an annualized basis.

(d) Total Return includes deductions for management and other fund expenses, excludes deductions for sales loads and account fees and is not annualized for periods less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights  181

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Mid Cap Growth Stock Portfolio
2009(j)	$ 1.92	$ 0.00	(e)	$ 0.15		$ 0.15	$ —		$ —	$ —	$ 2.07
2008	3.68	0.01		(1.35)		(1.34)	(0.01)		(0.41)	(0.42)	1.92
2007	3.37	0.01		0.66		0.67	(0.03)		(0.33)	(0.36)	3.68
2006	3.30	0.03		0.12		0.15	—		(0.08)	(0.08)	3.37
2005	3.11	—		0.19		0.19	—		—	—	3.30
2004	2.72	0.00	(e)	0.39		0.39	—		—	—	3.11
Index 400 Stock Portfolio
2009(j)	$ 0.90	$ 0.01		$ 0.07		$ 0.08	$ —		$ —	$ —	$ 0.98
2008	1.60	0.02		(0.55)		(0.53)	(0.02)		(0.15)	(0.17)	0.90
2007	1.59	0.02		0.10		0.12	(0.02)		(0.09)	(0.11)	1.60
2006	1.55	0.02		0.14		0.16	(0.02)		(0.10)	(0.12)	1.59
2005	1.46	0.02		0.15		0.17	(0.01)		(0.07)	(0.08)	1.55
2004	1.28	0.01		0.19		0.20	(0.01)		(0.01)	(0.02)	1.46
Mid Cap Value Portfolio
2009(j)	$ 0.81	$ 0.01		$ (0.03)		$ (0.02)	$ —		$ —	$ —	$ 0.79
2008	1.28	0.01		(0.46)		(0.45)	—		(0.02)	(0.02)	0.81
2007	1.53	0.01		(0.02)		(0.01)	(0.01)		(0.23)	(0.24)	1.28
2006	1.45	0.02		0.20		0.22	(0.02)		(0.12)	(0.14)	1.53
2005	1.45	0.01		0.08		0.09	(0.01)		(0.08)	(0.09)	1.45
2004	1.32	0.01		0.22		0.23	(0.01)		(0.09)	(0.10)	1.45
Small Cap Growth Stock Portfolio
2009(j)	$ 1.09	$ 0.00	(e)	$ 0.08		$ 0.08	$ —		$ —	$ —	$ 1.17
2008	2.37	0.00	(e)	(0.92)		(0.92)	(0.00	)(e)	(0.36)	(0.36)	1.09
2007	2.38	0.00	(e)	0.22		0.22	(0.00	)(e)	(0.23)	(0.23)	2.37
2006	2.53	—		0.18		0.18	—		(0.33)	(0.33)	2.38
2005	2.30	—		0.25		0.25	—		(0.02)	(0.02)	2.53
2004	1.94	(0.01)		0.37		0.36	—		—	—	2.30
Index 600 Stock Portfolio
2009(j)	$ 0.64	$ 0.00	(e)	$ 0.00	(e)	$ 0.00 (e)	$ —		$ —	$ —	$ 0.64
2008	0.93	0.01		(0.29)		(0.28)	—		(0.01)	(0.01)	0.64
2007(h)	1.00	—		(0.06)		(0.06)	—		(0.01)	(0.01)	0.93
Small Cap Value Portfolio
2009(j)	$ 1.14	$ 0.01		$ 0.01		$ 0.02	$ —		$ —	$ —	$ 1.16
2008	1.72	0.01		(0.45)		(0.44)	(0.01)		(0.13)	(0.14)	1.14
2007	1.84	0.01		(0.02)		(0.01)	(0.01)		(0.10)	(0.11)	1.72
2006	1.64	0.01		0.26		0.27	—		(0.07)	(0.07)	1.84
2005	1.58	0.01		0.10		0.11	(0.01)		(0.04)	(0.05)	1.64
2004	1.29	0.01		0.30		0.31	—		(0.02)	(0.02)	1.58
International Growth Portfolio
2009(j)	$ 0.86	$ 0.01		$ 0.02		$ 0.03	$ —		$ —	$ —	$ 0.89
2008	1.82	0.03	(n)	(0.80	)(n)	(0.77)	(0.02)		(0.17)	(0.19)	0.86
2007	1.77	0.03	(n)	0.18	(n)	0.21	(0.02)		(0.14)	(0.16)	1.82
2006	1.48	0.02		0.29		0.31	—		(0.02)	(0.02)	1.77
2005	1.32	0.01		0.23		0.24	(0.01)		(0.07)	(0.08)	1.48
2004	1.09	0.01		0.23		0.24	(0.01)		—	(0.01)	1.32
Research International Core Portfolio
2009(j)	$ 0.58	$ 0.01		$ 0.03		$ 0.04	$ —		$ —	$ —	$ 0.62
2008	1.04	0.02		(0.46)		(0.44)	(0.01)		(0.01)	(0.02)	0.58
2007(h)	1.00	0.01		0.05		0.06	(0.01)		(0.01)	(0.02)	1.04

(e) Amount is less than $0.005.

(h) For the period April 30, 2007 (commencement of operations) through December 31, 2007.

(j) For the six months ended June 30, 2009. (Unaudited)

(n) Amount has been restated. See Note 9 for disclosure of this restatement.

The Accompanying Notes are an Integral Part of the Financial Statements.

182  Financial Highlights

Total Return(d)		Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

7.92	%(o)	$703,016	—		0.54	%(c)	0.28	%(c)	20.83%
(40.08)		695,626	—		0.53		0.20		43.67
20.70		1,294,703	—		0.52		0.26		66.20
4.40		1,183,484	—		0.52		0.77		72.15
6.14		1,252,702	—		0.52		0.13		83.42
14.22		1,278,495	—		0.52		0.05		71.24

8.41%		$326,869	—		0.26	%(c)	1.58	%(c)	7.16%
(36.28)		319,515	—		0.26		1.50		15.94
7.93		558,136	—		0.26		1.44		24.49
10.04		533,740	—		0.26		1.42		12.43
12.37		490,626	—		0.26		1.26		18.63
16.26		426,827	—		0.26		0.96		16.46

(2.45)%		$74,347	—		0.93	%(c)	1.99	%(c)	142.63%
(35.07)		74,681	—		0.89		1.01		50.78
(0.16)		114,455	—		0.87		0.66		41.37
14.49		131,016	—		0.87		1.26		43.75
5.46		97,557	—		0.87		0.61		31.15
18.67		72,131	—		0.89		1.00		33.05

7.36%		$294,477	—		0.61	%(c)	(0.15	)%(c)	85.93%
(43.87)		284,621	—		0.57		0.01		146.28
9.54		543,986	—		0.55		0.13		143.29
6.68		528,612	—		0.55		0.08		82.48
11.18		503,008	—		0.56		(0.09)		69.50
18.80		442,420	—		0.57		(0.30)		87.74

0.63%		$23,013	0.52	%(c)	0.35	%(c)	1.06	%(c)	38.63%
(31.30)		21,174	0.55		0.35		1.38		71.09
(5.89)		24,039	0.51	(c)	0.35	(c)	2.02	(c)	51.76

2.11%		$247,113	—		0.87	%(c)	1.02	%(c)	16.48%
(28.13)		240,817	—		0.87		0.87		22.94
(0.83)		337,973	—		0.86		0.80		33.39
16.55		324,973	—		0.86		0.66		21.70
7.21		245,041	—		0.87		0.63		17.74
24.57		200,143	—		0.88		0.81		19.22

4.08%		$204,901	—%		0.89	%(c)	2.97	%(c)	88.29%
(46.19)		197,383	0.80		0.79		1.96	(n)	134.71
12.62		353,426	—		0.78		1.61	(n)	105.82
21.48		272,882	—		0.86		1.14		82.62
18.00		167,550	—		0.95		1.01		70.60
21.59		110,498	—		0.98		0.81		70.84

6.72%		$38,653	1.93	%(c)	1.15	%(c)	3.81	%(c)	35.14%
(42.54)		33,435	1.69		1.15		2.27		77.80
5.49		47,347	1.71	(c)	1.15	(c)	1.38	(c)(n)	45.53

(c) Computed on an annualized basis.

(d) Total Return includes deductions for management and other fund expenses, excludes deductions for sales loads and account fees and is not annualized for periods less than one year.

(n) Amount has been restated. See Note 9 for disclosure of this restatement.

(o) Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, returns would have been lower.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights  183

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Realized Gains on Investments		Total Distributions		Net Asset Value, End of Period
International Equity Portfolio
2009(j)	$ 1.32	$0.03		$ 0.05	$0.08	$—		$—		$—		$1.40
2008	2.67	0.07		(1.16)	(1.09)	(0.05)		(0.21)		(0.26)		1.32
2007	2.33	0.07	(n)	0.35 (n)	0.42	(0.05)		(0.03)		(0.08)		2.67
2006	1.81	0.05		0.51	0.56	(0.04)		—		(0.04)		2.33
2005	1.65	0.04		0.15	0.19	(0.03)		—		(0.03)		1.81
2004	1.41	0.03		0.24	0.27	(0.03)		—		(0.03)		1 .65
Emerging Markets Equity Portfolio
2009(j)	$ 0.53	$0.01		$ 0.15	$0.16	$—		$—		$—		$0.69
2008	1.24	0.02		(0.71)	(0.69)	(0.02)		(0.00	)(e)	(0.02)		0.53
2007(h)	1.00	0.01		0.23	0.24	(0.00	)(e)	—		(0.00	)(e)	1.24
Money Market Portfolio
2009(j)	$ 1.00	$0.00	(e)	$ 0.01	$0.01	$(0.01)		$—		$(0.01)		$1.00
2008	1.00	0.03		0.00 (e)	0.03	(0.03)		(0.00	)(e)	(0.03)		1.00
2007	1.00	0.05		—	0.05	(0.05)		—		(0.05)		1.00
2006	1.00	0.05		—	0.05	(0.05)		—		(0.05)		1.00
2005	1.00	0.03		—	0.03	(0.03)		—		(0.03)		1.00
2004	1.00	0.01		—	0.01	(0.01)		—		(0.01)		1.00
Short-Term Bond Portfolio
2009(j)	$ 0.99	$0.02		$ 0.02	$0.04	$—		$—		$—		$1.03
2008	1.00	0.04		(0.01)	0.03	(0.04)		—		(0.04)		0.99
2007(h)	1.00	0.03		0.00 (e)	0.03	(0.03)		—		(0.03)		1.00
Select Bond Portfolio
2009(j)	$ 1.21	$0.03		$ 0.03	$0.06	$—		$—		$—		$1.27
2008	1.23	0.06		(0.02)	0.04	(0.06)		—		(0.06)		1.21
2007	1.20	0.05		0 .03	0.08	(0.05)		—		(0.05)		1.23
2006	1.20	0.05		—	0.05	(0.05)		—		(0.05)		1.20
2005	1.23	0.05		(0.03)	0.02	(0.04)		(0.01)		(0.05)		1.20
2004	1.26	0.05		0.01	0.06	(0.05)		(0.04)		(0.09)		1.23
Long-Term U.S. Government Bond Portfolio
2009(j)	$ 1.22	$0.02		$ (0.12)	$(0.10)	$—		$—		$—		$1.12
2008	1.04	0.03		0.19	0.22	(0.02)		(0.02)		(0.04)		1.22
2007(h)	1.00	0.03		0.05	0.08	(0.03)		(0.01)		(0.04)		1.04
Inflation Protection Portfolio
2009(j)	$ 0.99	$0.01		$ 0.04	$0.05	$—		$—		$—		$1.04
2008	1.04	0.05		(0.06)	(0.01)	(0.04)		(0.00	)(e)	(0.04)		0.99
2007(h)	1.00	0.03		0.04	0.07	(0.03)		—		(0.03)		1.04

(e) Amount is less than $0.005.

(h) For the period April 30, 2007 (commencement of operations) through December 31, 2007.

(j) For the six months ended June 30, 2009. (Unaudited)

(n) Amount has been restated. See Note 9 for disclosure of this restatement.

The Accompanying Notes are an Integral Part of the Financial Statements.

184  Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

5.82%(o)	$ 1,034,336	0.72%(c)(f)	0.67%(c)(f)	4.61%(c)	4.99%
(43.78)	1,009,367	0.71(f)	0.64(f)	3.26	2.98
18.06	1,902,612	0.70(f)	0.63(f)	2.76(n)	15.70
30.90	1,556,230	0.71(f)	0.70(f)	2.53	12.15
11.52	1,139,260	—	0.71	2.24	3.71
19.33	980,977	—	0.72	2.23	18.65

29.35%	$ 77,716	1.64%(c)	1.50%(c)	2.17%(c)	57.82%
(55.22)	52,386	1.79	1.50	2.10	109.36
24.73	89,563	1.85(c)	1.50(c)	1.30(c)(n)	73.03

0.59%(o)	$ 631,161	0.35%(m)(l)(c)	0.05%(m)(l)(c)	0.88%	—
2.76	622,620	0.32(m)	0.32(m)	2.66	—
5.28	462,092	—	0.30	5.16	—
4.86	390,589	—	0.30	4.77	—
2.98	339,858	—	0.30	2.94	—
1.43	344,468	0.30(f)	0.00(f)	1.41	—

4.66%	$ 83,652	—	0.40%(c)	3.67%(c)	26.90%(g)
2.71	69,797	—	0.40	4.29	74.86(g)
3.10	57,998	—	0.44(c)	4.80(c)	72.69(g)

4.80%	$ 1,097,474	—	0.30%(c)	4.79%(c)	23.34%(g)
3.26	1,088,647	—	0.30	5.06	85.39(g)
6.39	1,114,647	—	0.30	5.26	104.07(g)
3.74	924,457	—	0.30	4.85	169.55(g)
2.22	786,544	—	0.30	4.34	179.05(g)
4.75	661,027	—	0.30	3.99	213.87

(8.27)%	$ 84,079	—%	0.60%(c)	2.67%(c)	191.24%(g)
20.76	90,206	—	0.62	2.51	272.80(g)
7.55	35,815	0.72(c)	0.65(c)	4.31(c)	175.03(g)

4.75%	$ 84,768	—%	0.61%(c)	1.20%(c)	33.42%
(1.38)	69,140	—	0.62	4.34	48.63(g)
6.83	37,462	0.70(c)	0.65(c)	4.95(c)	94.74(g)

(c) Computed on an annualized basis.

(d) Total Return includes deductions for management and other fund expenses, excludes deductions for sales loads and account fees and is not annualized for periods less than one year.

(f) For the International Equity Portfolio, expense ratios reflect total expenses before a management fee waiver in effect from November 15, 2006, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”). For the Money Market Portfolio, expense ratios reflect total expenses before a management fee waiver in effect for the period December 2, 2002 through December 31, 2004 (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”). The Money Market Portfolio fee waiver ended on December 31, 2004.

(g) Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

(m) Reflects fee paid by the Portfolio to participate in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds.

(l) For the Money Market Portfolio, expense ratios reflect total expenses before a management fee waiver effective December 31, 2008, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

(n) Amount has been restated. See Note 9 for disclosure of this restatement.

(o) Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, returns would have been lower.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights 185

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
High Yield Bond Portfolio
2009(j)	$ 0.51	$0.03	$ 0.09	$0.12	$—	$—	$—	$ 0.63
2008	0.70	0.05	(0.19)	(0.14)	(0.05)	—	(0.05)	0.51
2007	0.73	0.05	(0.03)	0.02	(0.05)	—	(0.05)	0.70
2006	0.72	0.05	0.01	0.06	(0.05)	—	(0.05)	0.73
2005	0.76	0.05	(0.04)	0.01	(0.05)	—	(0.05)	0.72
2004	0.73	0.05	0.03	0.08	(0.05)	—	(0.05)	0.76
Multi-Sector Bond Portfolio
2009(j)	$ 0.85	$0.02	$ 0.06	$0.08	$—	$—	$—	$ 0.93
2008	0.98	0.04	(0.11)	(0.07)	(0.06)	(0.00)(e)	(0.06)	0.85
2007(h)	1.00	0.03	(0.02)	0.01	(0.03)	—	(0.03)	0.98
Balanced Portfolio
2009(j)	$ 1.10	$0.02	$ 0.05	$0.07	$—	$—	$—	$ 1.17
2008	1.99	0.05	(0.41)	(0.36)	(0.02)	(0.51)	(0.53)	1.10
2007	1.97	0.03	0.09	0.12	(0.06)	(0.04)	(0.10)	1.99
2006	1.86	0.06	0.12	0.18	(0.05)	(0.02)	(0.07)	1.97
2005	1.87	0.05	0.02	0.07	(0.05)	(0.03)	(0.08)	1.86
2004	1.85	0.05	0.09	0.14	(0.05)	(0.07)	(0.12)	1.87
Asset Allocation Portfolio
2009(j)	$ 0.77	$0.01	$ 0.06	$0 .07	$—	$—	$—	$ 0.84
2008	1.24	0.03	(0.38)	(0.35)	(0.03)	(0.09)	(0.12)	0.77
2007	1.22	0.03	0.08	0.11	(0.03)	(0.06)	(0.09)	1.24
2006	1.16	0.03	0.08	0.11	(0.02)	(0.03)	(0.05)	1.22
2005	1.12	0.02	0.06	0.08	(0.02)	(0.02)	(0.04)	1.16
2004	1.02	0.02	0.08	0.10	—	—	—	1.12

(e) Amount is less than $0.005.

(h) For the period April 30, 2007 (commencement of operations) through December 31, 2007.

(j) For the six months ended June 30, 2009. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

186 Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

22.70%	$ 251,726	—	0.49%(c)	9.34%(c)	43.12%
(21.35)	212,003	—	0.47	8.55	43.30
2.38	292,928	—	0.47	7.43	61.65
9.77	276,639	—	0.47	7.00	80.94
1.39	244,554	—	0.48	7.16	118.63
12.76	229,312	—	0.50	7.42	162.00

8.81%	$ 111,229	—	0.87%(c)	4.35%(c)	30.62%(g)
(6.86)	94,121	—	0.88	4.40	23.40(g)
1.09	74,829	—	0.93(c)	5.39(c)	72.85(g)

6.18%	$ 1,994,895	—	0.30%(c)	3.41%(c)	27.75%(g)
(22.72)	1,994,701	—	0.30	3.26	68.34(g)
6.15	2,896,195	—	0.30	3.23	106.64(g)
10.42	2,949,632	—	0.30	3.11	70.12(g)
3.59	2,905,741	—	0.30	2.85	80.21(g)
7.89	2,983,179	—	0.30	2.71	100.02

8.39%	$ 201,648	0.63%(c)	0.58%(c)	2.76%(c)	36.00%(g)
(30.13)	199,640	0.60	0.54	2.59	74.22(g)
9.40	302,292	0.58	0.54	2.64	85.44(g)
9.91	281,863	—	0.59	2.53	86.85(g)
6.99	244,807	—	0.61	2.18	90.04(g)
10.02	196,568	—	0.64	1.90	116.65

(c) Computed on an annualized basis.

(d) Total Return includes deductions for management and other fund expenses, excludes deductions for sales loads and account fees and is not annualized for periods less than one year.

(g) Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights 187

Notes to Financial Statements

Northwestern Mutual Series Fund, Inc.

June 30, 2009 (unaudited)

Note 1. Organization

Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, and the Asset Allocation Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). Shares are presently offered only to The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) and its segregated asset accounts.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.

A. Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Security Valuation — Equity securities for which market quotations are readily available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. Bonds are generally valued on the basis of vendor prices. Futures are valued at settlement prices. Non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Securities for which current market quotations are not readily available are valued at fair value determined by procedures approved by the Board of Directors. The fair value procedures are used if a significant event that is likely to have affected the value of the securities takes place after the time of the most recent market quotations or the market quotations for other reasons do not reflect information material to the value of those securities. Generally, money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days are valued by a pricing service. Generally, money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

C. Fair Value Measurements — FAS 157 defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels. A summary of the fair value hierarchy under FAS 157 is described below:

• Level 1	— fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives
• Level 2	— fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)
• Level 3	— fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)

188 Notes to Financial Statements

Notes to Financial Statements

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument. For example, money market securities are generally valued using amortized cost, unless the current market value differs substantially from amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

In April 2009, the Financial Accounting Standards Board issued Staff Position FSP FAS 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”) effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FAS 157 by requiring an entity to evaluate certain factors to determine whether there has been a significant decrease in volume or level of activity for the asset or liability. FSP 157-4 also requires expanded disclosure of valuation levels for major security types.

D. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed-delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed-delivery purchases are outstanding, a Portfolio will segregate liquid assets on their records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed-delivery transaction, which may result in a capital gain or loss.

E. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

F. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

G. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.

H. Mortgage-Backed and Asset-Backed Securities — Certain Portfolios may invest in mortgage-backed securities, including collateralized mortgage obligations, and asset-backed securities. Mortgage-backed securities are interests in pools of residential or commercial mortgage loans and asset-backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component.

Notes to Financial Statements 189

Notes to Financial Statements

Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage-backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage-backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage-backed securities issued or guaranteed by the U.S. Government or one of its sponsored entities, mortgage-backed securities and asset-backed securities issued by private issuers do not have a government or government-sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.

During the year, the broader credit markets including the non-agency mortgage markets experienced significant deterioration characterized by wider spreads and reduced levels of liquidity. This negatively impacted the prices of certain of these securities, and, to the extent that the Portfolio sought to do so, may have impacted its ability to sell securities. The decline in liquidity and prices of these types of securities may have made it more difficult to determine fair market value.

Since late 2007, the asset-backed commercial paper (“ABCP”) market has been under unprecedented pressure and scrutiny as concerns over the subprime mortgage sector have impacted the short term fixed income markets. ABCP is a type of commercial paper that is backed by a pool of assets. That pool of assets is generally a mix of debt obligations, including credit card debt, automobile loans and leases, prime and sub-prime mortgage-backed securities, student loans and other asset-backed securities. The value of asset-backed securities may be affected by changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements, among other factors. The ABCP market continues to function, although at wider spreads and under liquidity pressure.

I. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested.

J. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations even though investors do not receive their principal until maturity.

K. Securities Lending — Each Portfolio is authorized to participate in securities lending, however, only the Select Bond and Balanced Portfolios currently have an established securities lending program that enables each to loan securities to approved broker-dealers. The Portfolios receive cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the Portfolios to earn interest in accordance with the Portfolios’ investment policies. For the period ended June 30, 2009, the Select Bond and Balanced Portfolios earned $298,133 and $55,400, respectively, in interest from securities lending activity. The collateral received under the securities lending program is recorded on each Portfolio’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is recorded as income for the Portfolios. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. Thereafter, each loan must be continuously secured by collateral at least equal at all times to the value of the securities lent. In addition, the Portfolios are entitled to terminate a securities loan at any time. As of June 30, 2009, the value of outstanding securities on loan and the value of collateral amounted to the following:

190 Notes to Financial Statements

Notes to Financial Statements

Portfolio	Values of Securities on Loan		Value of Collateral
Select Bond Portfolio	$34,267,70	0	$35,150,000

As of June 30, 2009, collateral received for securities on loan is invested in money market instruments and included in Investments on each Portfolio’s Statement of Assets and Liabilities.

L. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to dividend income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends are netted against dividend income and separately disclosed in the Statements of Operations.

The Equity Income, Mid Cap Value, International Growth, Research International Core, International Equity, Emerging Markets Equity, Balanced and Asset Allocation Portfolios may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Portfolios may record a deferred tax liability in respect of unrealized appreciation on foreign securities for capital gains and repatriation taxes. The provision for income taxes is included in net unrealized appreciation (depreciation) on investments and net realized gain (loss) on investments in the Statement of Operations for the Portfolios.

M. Investment Income and Securities Transactions — Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the period ended June 30, 2009, transactions in securities other than money market investments were:

Portfolios	Total Security Purchases	U.S. Govt. Security Purchases	Total Security Sales/Maturities	U.S. Govt. Security Sales/Maturities
	(Amounts in Thousands)
Growth Stock Portfolio	$101,460	$—	$99,055	$—
Focused Appreciation Portfolio	31,597	—	11,205	—
Large Cap Core Stock Portfolio	66,251	—	66,510	—
Large Cap Blend Portfolio	12,382	—	8,194	—
Index 500 Stock Portfolio	22,830	—	44,165	—
Large Company Value Portfolio	8,653	—	3,819	—
Domestic Equity Portfolio	121,015	—	116,369	—
Equity Income Portfolio	15,890	—	6,470	—
Mid Cap Growth Stock Portfolio	131,715	—	164,885	—
Index 400 Stock Portfolio (a)	20,093	—	21,859	—
Mid Cap Value Portfolio	100,692	—	96,029	—
Small Cap Growth Stock Portfolio	212,609	—	213,496	—
Index 600 Stock Portfolio (b)	7,890	—	6,456	—
Small Cap Value Portfolio	42,851	—	36,454	—
International Growth Portfolio	163,783	—	151,533	—
Research International Core Portfolio	14,024	—	11,309	—
International Equity Portfolio	44,948	—	61,138	—
Emerging Markets Equity Portfolio	43,180	—	34,085	—
Short-Term Bond Portfolio	18,372	15,999	13,435	5,990
Select Bond Portfolio	141,165	116,581	147,444	90,597
Long-Term U.S. Government Bond Portfolio	49,905	164,976	20,181	164,919
Inflation Protection Portfolio	13,872	22,842	12,948	12,476
High Yield Bond Portfolio	93,880	—	88,147	—
Multi-Sector Bond Portfolio	80,205	—	35,818	—
Balanced Portfolio	386,015	64,579	483,850	64,714
Asset Allocation Portfolio	62,280	5,197	51,850	6,126

(a) Includes (in thousands) $782 of purchases with affiliates

(b) Includes (in thousands) $782 of sales with affiliates

N. Distributions — Dividends from net investment income and net realized capital gains are declared each business day for the Money Market Portfolio and at least annually for the remaining portfolios of the Series Fund, when applicable.

Notes to Financial Statements 191

Notes to Financial Statements

Note 3.   Derivative Instruments

The Portfolios may use derivative instruments for various purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, or as an alternative to direct investments. The Portfolios have adopted FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment to FASB Statement No. 133, (“FAS 161”), effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives and quantitative disclosures about fair value amounts of and gains and losses on derivative instruments. The disclosure requirements of FAS 161 distinguish between derivatives which are accounted for as “hedges” under FAS 133 and those that do not qualify for such accounting. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the statement of operations, the Portfolios’ derivatives do not qualify for FAS 133 hedge accounting treatment.

A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

192 Notes to Financial Statements

Notes to Financial Statements

Transactions in written call and put options were as follows (amounts in thousands, except number of contracts):

	Balance at 12/31/2008	Sales	Closing Buys	Expirations	Exercised	Balance at 6/30/2009

Growth Stock Portfolio
# of Contracts	—	1,773	(1,259)	(514)	—	—
Notional Amount	—	177	(126)	(51)	—	—
Premium	$—	224	(163)	(61)	—	$—
Large Cap Core Stock Portfolio
# of Contracts	—	1,294	(907)	(387)	—	—
Notional Amount	—	129	(91)	(38)	—	—
Premium	$—	163	(117)	(46)	—	$—
Small Cap Growth Stock Portfolio
# of Contracts	—	5,910	—	(1,671)	(4,239)	—
Notional Amount	—	591	—	(167)	(424)	—
Premium	$—	262	—	(89)	(173)	$—
Long-Term U.S. Government Bond Portfolio
# of Contracts	—	10	—	—	—	10
Notional Amount	—	25	—	—	—	25
Premium	$—	3	—	—	—	$3
Multi-Sector Bond Portfolio
# of Contracts	—	800	—	(350)	—	450
Notional Amount	—	7,174	—	(3,085)	—	4,089
Premium	$—	127	—	(30)	—	$97
Balanced Portfolio
# of Contracts	—	2,476	(1,204)	(790)	(482)	—
Notional Amount	—	248	(121)	(79)	(48)	—
Premium	$—	249	(154)	(75)	(20)	$—
Asset Allocation Portfolio
# of Contracts	—	239	(179)	(60)	—	—
Notional Amount	—	24	(18)	(6)	—	—
Premium	$—	30	(23)	(7)	—	$—

Certain Portfolios may also purchase call and put options on futures, swap, securities or currencies it owns or in which it may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security. Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.

D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of Assets and Liabilities. Upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

Notes to Financial Statements 193

Notes to Financial Statements

Certain Portfolios maintain restricted cash deposits with brokers to cover margin requirements for derivative positions. These amounts are denoted as “Collateral for Derivative Positions” on the Statements of Assets and Liabilities.

Interest Rate Swaps Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.

Total Return Swaps Total return swap agreements involve commitments to pay interest or a return in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swaps Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a certain return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging market country, on its obligation. The Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.

As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. As of June 30, 2009, open credit default swap agreements were as follows:

Multi-Sector Bond Portfolio

Credit Default Swap on Corporate or Sovereign Issues

CounterParty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread	Upfront Premiums Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Morgan Stanley Capital Services, Inc.	Philippine Government International Bond, 10.625%, 3/16/25	Sell	2.44%	9/17	2.20%	$ -	USD 100	$ 1

Credit Default Swaps on Credit Indices

CounterParty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Market Value	Upfront Premiums Paid/ (Received) (000’s)	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
JPMorgan Chase	Dow Jones CDX NA Emerging Markets Index, Series 9	Sell	2.65%	6/13	$ (193)	$ 27	USD 3,000	$ (220)
Morgan Stanley Capital Services, Inc.	Dow Jones CDX NA Emerging Markets Index, Series 9	Sell	2.65%	6/13	(643)	56	USD 10,000	(698)
Morgan Stanley Capital Services, Inc.	Dow Jones CDX NA High Yield Index, Series 9	Sell	3.75%	12/12	(665)	(198)	USD 4,400	(467)

194 Notes to Financial Statements

Notes to Financial Statements

If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit swap agreements outstanding as of June 30, 2009 for which each Portfolio was the seller of protection are disclosed in the footnotes to the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.

The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Portfolios from such investments might be subject to U.S. excise or income taxes.

Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2009, are (amounts in thousands):

	Asset Derivatives - June 30, 2009		Liability Derivatives – June 30, 2009
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Growth Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	$ -	Payables – Futures Variation Margin	$ 144
Large Cap Core Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	54
Index 500 Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	177
Large Company Value Portfolio
Equity contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	9
Mid Cap Growth Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	28
Index 400 Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	63
Mid Cap Value Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	57	Payables – Foreign Currency Purchased	10
Small Cap Growth Stock Portfolio
Equity contracts	Receivables – Outstanding Swaps Contracts, at Value	230	Payables – Outstanding Swaps Contracts, at Value	-
Equity contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	17
Index 600 Stock Portfolio
Equity contracts	Receivables – Outstanding Swaps Contracts, at Value	62	Payables – Outstanding Swaps Contracts, at Value	14
Money Market Portfolio
Credit contracts	Investments, at Value	-
Short-Term Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	-
Select Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	67	Payables – Futures Variation Margin	-
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	58
Interest rate contracts	Investments, at Value	-	Payables – Outstanding Options Written, at Value	1
Inflation Protection Portfolio
Interest rate contracts	Receivables – Outstanding Swaps Contracts, at Value	-	Payables – Outstanding Swaps Contracts, at Value	1,073

Notes to Financial Statements 195

Notes to Financial Statements

	Asset Derivatives - June 30, 2009		Liability Derivatives – June 30, 2009
	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Multi-Sector Bond Portfolio
Interest rate contracts	Receivables – Outstanding Swaps Contracts, at Value	220	Payables – Outstanding Swaps Contracts, at Value	(199)
Interest rate contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	68
Interest rate contracts	Investments, at Value	-	Payables – Outstanding Options Written, at Value	15
Credit contracts	Receivables – Outstanding Swaps Contracts, at Value	15	Payables – Outstanding Swaps Contracts, at Value	1,510
Foreign exchange contracts	Receivables – Foreign Currency Sold	37	Payables – Foreign Currency Purchased	92
Balanced Portfolio
Equity contracts	Receivables – Outstanding Swaps Contracts, at Value	1,856	Payables – Outstanding Swaps Contracts, at Value	6,460
Equity contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	1,242
Interest rate contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	(44)
Asset Allocation Portfolio
Equity contracts	Receivables – Outstanding Swaps Contracts, at Value	-	Payables – Outstanding Swaps Contracts, at Value	1,035
Equity contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	89
Interest rate contracts	Receivables – Futures Variation Margin	-	Payables – Futures Variation Margin	(6)

Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the six months ended June 30, 2009 are (amounts in thousands):

	Realized Gain (Loss) on Derivatives Instruments
	Options	Futures	Forward Currency Contracts	Swaps	Total
Growth Stock Portfolio
Equity contracts	$ 203	$ 991	$ -	$ -	$ 1,194
Large Cap Core Stock Portfolio
Equity contracts	148	620	-	-	768
Index 500 Stock Portfolio
Equity contracts	-	1,279	-	-	1,279
Large Company Value Portfolio
Equity contracts	-	117	-	-	117
Mid Cap Growth Stock Portfolio
Equity contracts	-	457	-	-	457
Index 400 Stock Portfolio
Equity contracts	-	3,155	-	-	3,155
Mid Cap Value Portfolio
Foreign currency exchange contracts	-	-	(13)	-	(13)
Small Cap Growth Stock Portfolio
Equity contracts	(106)	2,852	-	1,207	3,953
Index 600 Stock Portfolio
Equity contracts	-	-	-	71	71
International Growth Portfolio
Equity contracts	-	-	-	(1,391)	(1,391)
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	-	-	(5)	-	(5)
Short-Term Bond Portfolio
Interest rate contracts	-	57	-	-	57
Select Bond Portfolio
Interest rate contracts	-	(691)	-	-	(691)
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	-	482	-	-	482
Multi-Sector Bond Portfolio
Credit contracts	-	-	-	(553)	(553)
Foreign currency exchange contracts	-	-	(605)	-	(605)
Interest rate contracts	30	3,931	-	(247)	3,714
Balanced Portfolio
Equity contracts	184	10,580	-	(26,027)	(15,263)
Interest rate contracts	-	340	-	-	340
Asset Allocation Portfolio
Equity contracts	27	(1,754)	-	319	(1,408)
Interest rate contracts	-	97	-	-	97

196 Notes to Financial Statements

Notes to Financial Statements

Change in unrealized appreciation or depreciation on derivative instruments, by contract type and primary risk exposure, for the six months ended June 30, 2009 are (amounts in thousands):

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
	Options	Futures	Forward Currency Contracts	Swaps	Total
Growth Stock Portfolio
Equity contracts	$ -	$ (49)	$ -	$ -	$ (49)
Large Cap Core Stock Portfolio
Equity contracts	-	(67)	-	-	(67)
Index 500 Stock Portfolio
Equity contracts	-	(219)	-	-	(219)
Large Company Value Portfolio
Equity contracts	-	(30)	-	-	(30)
Mid Cap Growth Stock Portfolio
Equity contracts	-	(595)	-	-	(595)
Index 400 Stock Portfolio
Equity contracts	-	(1,444)	-	-	(1,444)
Mid Cap Value Portfolio
Foreign currency exchange contracts	-	-	47	-	47
Small Cap Growth Stock Portfolio
Equity contracts	-	(619)	-	(551)	(1,170)
Index 600 Stock Portfolio
Equity contracts	-	-	-	(52)	(52)
International Growth Portfolio
Equity contracts	-	-	-	(316)	(316)
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	-	-	(5)	-	(5)
Short-Term Bond Portfolio
Interest rate contracts	-	(3)	-	-	(3)
Select Bond Portfolio
Interest rate contracts	-	5,033	-	-	5,033
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	3	(1,375)	-	-	(1,372)
Inflation Protection Portfolio
Interest rate contracts	-	-	-	1,130	1,130
Multi-Sector Bond Portfolio
Credit contracts	-	-	-	2,709	2,709
Foreign currency exchange contracts	-	-	995	-	995
Interest rate contracts	1	(4,303)	-	300	(4,002)
Balanced Portfolio
Equity contracts	-	(4,439)	-	(6,233)	(10,672)
Interest rate contracts	-	3,895	-	-	3,895
Asset Allocation Portfolio
Equity contracts	-	(245)	-	(1,087)	(1,332)
Interest rate contracts	-	260	-	-	260
The volumes indicated in the open futures contracts, transactions in written options and swap agreements outstanding tables are indicative of the amounts throughout the period.

Note 4. Market Conditions and Portfolio Risk

Recent events in the financial sector have resulted in an unusually high degree of volatility in the financial markets and the net asset value of many mutual funds, including the Portfolios. Such events include, but are not limited to, the seizure of the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation by U.S. banking regulators, the bankruptcy filing of Lehman Brothers, the sale of Merrill Lynch to Bank of America and sale of Bear Stearns to JP Morgan, and the government bailout of AIG. These companies represent financial institutions with which certain of the Portfolios conduct business and/or whose securities are or may be held by the Portfolios. The potential investment of each Portfolio in these issuers, and the financial sector in general, as reflected in each Portfolio’s Schedule of Investments, exposes investors to the negative (or positive) performance resulting from these and other events. U.S. Government Agency securities and collateral received by the Portfolios under various arrangements may include securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation.

Notes to Financial Statements 197

Notes to Financial Statements

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolio’s income.

Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Portfolios to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolios’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Statements of Assets and Liabilities.

Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If the Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Note 5. Investment Advisory and Sub-Advisory Fees

The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock	0.20%
Index 400 Stock	0.25%
Mid Cap Value	0.85%
Small Cap Value	0.85%
Money Market	0.30%
Select Bond	0.30%
Balanced	0.30%

For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess Over $100 Million
Growth Stock	0.60%	0.50%	0.40%
Large Cap Core Stock	0.60%	0.50%	0.40%
Mid Cap Growth Stock	0.80%	0.65%	0.50%
Small Cap Growth Stock	0.80%	0.65%	0.50%
International Equity	0.85%	0.65%	0.65%
High Yield Bond	0.60%	0.50%	0.40%
Portfolio	First $100 Million	Next $400 Million	Excess Over $500 Million
Focused Appreciation	0.80%	0.75%	0.70%
Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Domestic Equity	0.65%	0.55%	0.50%
Large Company Value	0.72%	0.67%	0.62%
International Growth	0.75%	0.65%	0.55%
Short-Term Bond	0.35%	0.33%	0.30%
Long-Term U.S. Government Bond	0.555%	0.515%	0.495%
Inflation Protection	0.58%	0.55%	0.49%
Multi-Sector Bond	0.79%	0.78%	0.77%
Asset Allocation	0.60%	0.50%	0.40%

198 Notes to Financial Statements

Notes to Financial Statements

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million
Large Cap Blend	0.77%	0.70%	0.62%	0.56%
Research International Core	0.88%	0.82%	0.75%	0.68%

Portfolio	First $500 Million	Excess Over $500 Million
Equity Income	0.65%	0.60%

Portfolio	First $200 Million	Excess Over $200 Million
Index 600 Stock	0.25%	0.20%

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1.0 Billion
Emerging Markets Equity	1.14%	1.08%	0.96%	0.78%

Mason Street Advisors, LLC (“MSA”), a wholly owned subsidiary of Northwestern Mutual, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses will not exceed the following amounts:

Portfolio		Expiration
Focused Appreciation	0.90%	April 30, 2010
Large Cap Blend	0.85%	April 30, 2010
Large Company Value	0.80%	April 30, 2010
Domestic Equity	0.75%	April 30, 2010
Equity Income	0.75%	April 30, 2010
Mid Cap Value	1.00%	April 30, 2010
Index 600 Stock	0.35%	April 30, 2010
Small Cap Value	1.00%	April 30, 2010
International Growth	1.10%	April 30, 2010
Research International Core	1.15%	April 30, 2010
Emerging Markets Equity	1.50%	April 30, 2010
Short-Term Bond	0.45%	April 30, 2010
Long-Term U.S. Government Bond	0.65%	April 30, 2010
Inflation Protection	0.65%	April 30, 2010
Multi-Sector Bond	0.95%	April 30, 2010
Asset Allocation	0.75%	April 30, 2010

With respect to the International Equity Portfolio, MSA has agreed to waive its management fee effective November 15, 2006, such that its management fee is 0.80% on the Portfolio’s first $50 million of assets, 0.60% on Portfolio assets from $50 million to $1 billion, 0.58% on assets from $1 billion to $1.5 billion, and 0.51% on Portfolio assets in excess of $1.5 billion (the latter waiver was added effective December 12, 2006). MSA’s fee waiver agreement extends at least until April 30, 2010.

With respect to the Money Market Portfolio, MSA has voluntarily agreed to waive its 0.30% management fee effective December 31, 2008, on a temporary basis. The waiver is limited to MSA’s management fee, and as a result, the Money Market Portfolio will continue to bear the expenses associated with its participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds, as well as any other expenses that MSA has not contractually agreed to assume. This voluntary waiver will be reviewed periodically by MSA and may be revised or discontinued at any time.

With respect to the Asset Allocation Portfolio, MSA has agreed to waive its management fee such that its management fee is 0.55% on the Portfolio’s first $100 million of assets, 0.45% on the Portfolio’s assets from $100 million to $250 million, and 0.35% on assets in excess of $250 million. MSA’s fee waiver agreement extends at least until April 30, 2010.

The investment advisory fee is paid to MSA. Other costs for each Portfolio are paid either by the Portfolios or MSA depending upon the applicable agreement in place.

All of the Portfolios, except for the Balanced, Select Bond and Money Market Portfolios, pay their own custodian fees. Certain Portfolios, listed below, pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees

Notes to Financial Statements 199

Notes to Financial Statements

are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. For the period ended June 30, 2009, the amounts paid through expense offset arrangements were as follows:

Portfolio	Amount
Growth Stock Portfolio	$ 206
Focused Appreciation Portfolio	163
Large Cap Core Stock Portfolio	103
Large Cap Blend Portfolio	119
Index 500 Stock Portfolio	176
Domestic Equity Portfolio	171
Equity Income Portfolio	91
Mid Cap Growth Stock Portfolio	115
Index 400 Stock Portfolio	156
Mid Cap Value Portfolio	122
Small Cap Growth Stock Portfolio	247
Index 600 Stock Portfolio	215
Small Cap Value Portfolio	204
Short-Term Bond Portfolio	240
High Yield Bond Portfolio	147
Asset Allocation Portfolio	105

Janus Capital Management LLC (“Janus”), Capital Guardian Trust Company (“Capital Guardian”), American Century Investment Management, Inc. (“American Century”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), Massachusetts Financial Services Company (“MFS®”), Templeton Investment Counsel LLC (“Templeton”), and Pacific Investment Management Company LLC (“PIMCO”) have been retained under investment sub-advisory agreements to provide investment advice and, in general, to conduct the management investment programs of the Focused Appreciation Portfolio, Large Cap Blend and Domestic Equity Portfolios, Large Company Value, Mid Cap Value and Inflation Protection Portfolios, Equity Income and Small Cap Value Portfolios, Research International Core and Emerging Markets Equity Portfolios, International Equity Portfolio, and the Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios, respectively. Pursuant to an Investment Sub-Advisory Agreement dated May 6, 2008, Templeton has appointed Franklin Templeton Investments (Asia) Limited as an additional sub-adviser for the International Equity Portfolio.

For the Focused Appreciation Portfolio, MSA pays Janus 0.55% on the first $100 million of the Portfolio’s assets, 0.50% on the next $400 million, and 0.45% on assets in excess of $500 million. For the Large Cap Blend Portfolio, MSA pays Capital Guardian 0.46% on the first $150 million of the Portfolio’s assets, 0.40% on the next $150 million, 0.35% on the next $200 million, and 0.30% on assets in excess of $500 million. For the Domestic Equity Portfolio, MSA pays Capital Guardian a flat annual fee of $375,000 on the Portfolio’s assets of $100 million or less, and 0.275% on net assets in excess of $100 million. A fee discount may apply based on the aggregated annual fees paid on assets managed by Capital Guardian for Northwestern Mutual and its affiliates. For the Large Company Value Portfolio, MSA pays American Century 0.47% on the first $100 million of the Portfolio’s assets, 0.42% on the next $150 million, and 0.38% on assets in excess of $250 million. For the Mid Cap Value Portfolio, MSA pays American Century 0.57% on the first $50 million of the Portfolio’s assets, 0.52% on the next $50 million, 0.50% on the next $200 million, 0.45% on the next $200 million, and 0.40% on assets in excess of $500 million. For the Inflation Protection Portfolio, MSA pays American Century 0.32% on the first $100 million of the Portfolio’s assets, 0.30% on the next $150 million, and 0.25% on assets in excess of $250 million. For the Equity Income Portfolio, MSA pays T. Rowe Price 0.40% on the first $250 million of the Portfolio’s assets, 0.375% on the next $250 million, and 0.35% on assets in excess of $500 million. For the Small Cap Value Portfolio, MSA pays T. Rowe Price an annual rate of 0.60% of the Portfolio’s average daily net assets. For the Research International Core Portfolio, MSA pays MFS® 0.55% on the first $250 million of the Portfolio’s assets, 0.50% on the next $250 million, 0.45% on the next $500 million and 0.40% on assets in excess of $1 billion. For the Emerging Markets Equity Portfolio, MSA pays MFS® 0.80% on the first $250 million of the Portfolio’s assets, 0.75% on the next $250 million, 0.65% on the next $500 million, and 0.50% on assets in excess of $1 billion. For the International Equity Portfolio, MSA pays Templeton 0.50% on the first $100 million of the Portfolio’s assets, 0.35% on the next $50 million, 0.30% on the next $350 million, 0.25% on the next $500 million, 0.20% on the next $500 million, and 0.15% in excess of $1.5 billion, and Templeton pays Franklin Templeton Investments (Asia) Limited seven-tenths of the compensation it receives from MSA. For the Long-Term U.S. Government Bond Portfolio, MSA pays PIMCO 0.225% of the average daily net assets of the portfolio and for the Multi-Sector Bond Portfolio, MSA pays PIMCO 0.45% of the average daily net assets of the Portfolio.

200 Notes to Financial Statements

Notes to Financial Statements

Note 6. Federal Income Tax Matters

Each of the Portfolios of the Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since each expects to distribute all net investment income and net realized capital gains, the Portfolios anticipate incurring no federal income taxes.

In accordance with the provisions of Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”), management of the Portfolios has reviewed all open tax years for major jurisdictions and concluded the adoption of FIN 48 resulted in no material impact to the Portfolios’ net assets or results of operations. There is no material tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to treatment of deferred losses.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities.

Certain losses incurred by the Portfolios after October 31 are deferred and deemed to have occurred in the next fiscal year for income tax purposes. Net realized capital losses for federal income tax purposes are carried forward to offset future net realized gains. A summary of the Portfolios’ post-October losses and capital loss carryovers as of December 31, 2008 is provided below:

	Post-October Losses		Capital Loss Carryovers
	Capital	Foreign Currency	Amount	Expiration	Utilized in 2008	Expired in 2008
	(Amounts in thousands)
Growth Stock Portfolio	$ 6,634	$ –	$ 19,884	2016	$ –	$ –
Focused Appreciation Portfolio	4,719	–	3,503	2016	–	–
Large Cap Core Stock Portfolio	9,567	–	94,178	2011-2016	–	–
Large Cap Blend Portfolio	778	–	9,246	2016	–	–
Index 500 Stock Portfolio	5,434	–	–	–	–	–
Large Company Value Portfolio	1,150	–	3,845	2016	–	–
Domestic Equity Portfolio	17,705	–	114,488	2016	–	–
Equity Income Portfolio	4,783	–	2,147	2016	–	–
Mid Cap Growth Stock Portfolio	16,132	–	–	–	–	–
Index 400 Stock Portfolio	2,277	–	–	–	–	–
Mid Cap Value Portfolio	7,259	–	–	–	–	–
Small Cap Growth Stock Portfolio	29,840	–	89,244	2016	–	–
Index 600 Stock Portfolio	535	–	–	–	–	–
Small Cap Value Portfolio	2,575	–	–	–	–	–
International Growth Portfolio	19,640	6	22,220	2016	–	–
Research International Core Portfolio	3,971	7	5,433	2016	–	–
International Equity Portfolio	337	123	–	–	–	–
Emerging Markets Equity Portfolio	3,861	–	13,927	2016	–	–
Money Market Portfolio	–	–	–	–	13	–
Short-Term Bond Portfolio	–	–	99	2015-2016	–	–
Select Bond Portfolio	–	–	7,116	2014	9,580	–
Long-Term U.S. Government Bond Portfolio	–	–	–	–	–	–
Inflation Protection Portfolio	84	–	272	2016	–	–
High Yield Bond Portfolio	4,102	–	46,872	2009-2016	–	21,129
Multi-Sector Bond Portfolio	–	358	–	–	–	–
Balanced Portfolio	53,694	–	83,295	2016	–	–
Asset Allocation Portfolio	7,763	1	19,182	2016	–	–

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. Distributions for 2009 will be paid in August 2009. The tax character of distributions paid for the year ended December 31, 2008 was as follows:

Notes to Financial Statements 201

Notes to Financial Statements

	2008 Distributions Paid From:

Portfolio	Ordinary Income	Long-Term Capital Gain

	(Amounts in thousands)
Growth Stock Portfolio	$6,333	$39,360
Focused Appreciation Portfolio	815	6,315
Large Cap Core Stock Portfolio	7,218	—
Large Cap Blend Portfolio	394	—
Index 500 Stock Portfolio	38,985	53,007
Large Company Value Portfolio	779	—
Domestic Equity Portfolio	19,626	22,547
Equity Income Portfolio	651	3,845
Mid Cap Growth Stock Portfolio	31,442	108,595
Index 400 Stock Portfolio	9,608	46,024
Mid Cap Value Portfolio	114	2,039
Small Cap Growth Stock Portfolio	26,366	55,587
Index 600 Stock Portfolio	—	196
Small Cap Value Portfolio	4,323	22,747
International Growth Portfolio	5,348	32,130
Research International Core Portfolio	979	—
International Equity Portfolio	62,359	121,603
Emerging Markets Equity Portfolio	2,276	—
Money Market Portfolio	14,543	—
Short-Term Bond Portfolio	2,714	—
Select Bond Portfolio	52,811	—
Long-Term U.S. Government Bond Portfolio	2,100	343
Inflation Protection Portfolio	2,473	—
High Yield Bond Portfolio	21,340	—
Multi-Sector Bond Portfolio	6,192	452
Balanced Portfolio	32,256	695,941
Asset Allocation Portfolio	9,606	19,156

Each Portfolio intends to distribute the maximum allowable amount permitted by law.

As of December 31, 2008, the tax basis amounts were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in thousands)
Growth Stock Portfolio	$ 5,283	$ –	$ (26,519)	$ (109,498)
Focused Appreciation Portfolio	–	–	(8,222)	(44,899)
Large Cap Core Stock Portfolio	6,039	–	(103,745)	(82,256)
Large Cap Blend Portfolio	3	–	(10,024)	(10,688)
Index 500 Stock Portfolio	35,665	35,754	(5,434)	(137,575)
Large Company Value Portfolio	92	–	(4,996)	(13,274)
Domestic Equity Portfolio	10,666	–	(132,193)	(67,728)
Equity Income Portfolio	4,885	–	(6,930)	(66,905)
Mid Cap Growth Stock Portfolio	2,018	924	(16,132)	(258,373)
Index 400 Stock Portfolio	6,402	11,120	(2,277)	(113,308)
Mid Cap Value Portfolio	994	858	(7,259)	(33,568)
Small Cap Growth Stock Portfolio	839	–	(119,084)	(84,477)
Index 600 Stock Portfolio	–	3	(535)	(9,014)
Small Cap Value Portfolio	2,192	9,196	(2,575)	(57,423)
International Growth Portfolio	1,029	–	(41,860)	(72,620)
Research International Core Portfolio	335	–	(9,411)	(13,311)
International Equity Portfolio	47,284	22,331	(460)	(216,006)
Emerging Markets Equity Portfolio	377	–	(17,789)	(29,646)
Money Market Portfolio	–	–	–	(487)
Short-Term Bond Portfolio	24	–	(99)	(982)
Select Bond Portfolio	56,503	–	(7,116)	(22,714)
Long-Term U.S. Government Bond Portfolio	5,461	4,469	–	2,509
Inflation Protection Portfolio	121	–	(355)	(621)
High Yield Bond Portfolio	22,564	–	(50,973)	(74,536)
Multi-Sector Bond Portfolio	1,213	1,172	(358)	(12,373)
Balanced Portfolio	92,107	–	(136,989)	(324,131)
Asset Allocation Portfolio	6,142	–	(26,945)	(40,955)

202 Notes to Financial Statements

Notes to Financial Statements

Note 7. Voluntary Reimbursements

Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld from the Portfolios. Reimbursements are recorded when foreign dividend taxes are accrued. Voluntary reimbursements for the period ended June 30, 2009 and the year ended December 31, 2008 are summarized below:

Portfolio	2009 Reimbursements	2008 Reimbursements
International Growth Portfolio	$233,342	$420,110
Research International Core Portfolio	57,727	127,658
International Equity Portfolio	1,764,470	3,855,801
Emerging Markets Equity Portfolio	53,681	203,843

Note 8. Guarantees

In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

A. Capital Support Agreement - On September 26, 2008, Northwestern Mutual, the parent of the investment advisor for the Money Market Portfolio, entered into a capital support agreement with the Series Fund on behalf of the Money Market Portfolio relating to three securities (“Covered Securities”) to assist the Portfolio in seeking to maintain a stable net asset value. Under the Agreement, Northwestern Mutual is obligated to make a capital contribution to the Money Market Portfolio if the Portfolio realizes losses on the Covered Securities through a sale, bankruptcy or other final payment, or exchange or restructuring of the Covered Security. The amount of the capital contribution would be the lower of (i) the amount necessary to maintain the Portfolio’s market-based net asset value per share at no less than $0.995, (ii) the loss incurred by the Portfolio as a result of the disposition of the Covered Security, or (iii) the aggregate maximum contribution amount set forth in the Agreement less any previous contribution made under the Agreement. The Agreement terminates upon the earlier to occur of (i) the repayment in full by the issuers of all Covered Securities, (ii) the payment by Northwestern Mutual, in the aggregate, of the maximum contribution amount in the Agreement ($7,010,000 representing the aggregate par value of the Covered Securities), and (iii) July 17, 2009.

Securities covered under the capital support agreement as of June 30, 2009:

Description	Maturity	Amortized Cost	Market Value	Market Value as a Percent of Net Assets
	(Amounts in Thousands)

Associates Corp. of North America	7/15/09	$ 7,023	$ 7,012	1.11%

B. Participation in Treasury’s Temporary Guarantee Program for Money Market Funds - At a meeting held on October 6, 2008, the Board of Directors of the Series Fund determined that the Series Fund’s Money Market Portfolio would participate in the U.S. Department of the Treasury’s (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”), and subsequently determined that the Money Market Portfolio would participate under the Program’s extensions, as discussed below. Under the Program, the Treasury guarantees to investors in participating money market funds that they will receive $1.00 for each money market fund share held as of the close of business on September 19, 2008, subject to certain limitations which are described below. The guarantee will be triggered if the Money Market Portfolio “breaks the buck;” that is, if its net asset value per share falls below $0.995 (a “Guarantee Event”). The Money Market Portfolio is responsible for the payment of fees required to participate in the Program, including any Program extensions. These fees are included in the expenses of the Portfolio in the Statements of Operations.

The Program applies only to shares held in the Money Market Portfolio as of the close of business on September 19, 2008. The Program’s guarantee does not apply to shares purchased after September 19, 2008 or to shares redeemed or exchanged into or out of the Money Market Portfolio after September 19, 2008. There is no per-account cap on the amount of coverage; however, the number of shares of each shareholder covered by the Program will be the lesser of (a) the number of shares owned by the

Notes to Financial Statements 203

Notes to Financial Statements

shareholder on September 19, 2008 or (b) the number of shares owned by the shareholder in the same account on the date of the Guarantee Event.

If a Guarantee Event occurs, the Money Market Portfolio would be required to liquidate and comply with certain other requirements for any shareholder to be entitled to payments under the Program. The Program covers the difference between the amount received by a shareholder in connection with such liquidation and $1.00 per share, for any shares covered by the guarantee, subject to the overall amount available to all funds participating in the Program. In liquidation, those shares not covered by the Program may receive less than $1.00 per share. In addition, pursuant to an interim rule adopted by the Securities and Exchange Commission, the Money Market Portfolio may suspend redemptions and postpone payment of redemption proceeds for longer than the seven-day limit set forth in Section 22(e) of the Investment Company Act of 1940, if it is liquidating pursuant to the Program. Guarantee payments under the Program to all participating money market funds will not exceed the amount available within the U.S. Treasury Department’s Exchange Stabilization Fund on the date of payment. Currently, assets available to the Program are approximately $50 billion.

The Program’s initial three month term ran from September 19, 2008 through December 18, 2008. The Secretary of the Treasury extended the Program through April 30, 2009, and more recently, through September 18, 2009, at which point the Program will expire. If a Guarantee Event occurs after the Program expires, neither the Money Market Portfolio nor its shareholders will be entitled to any payment under the Program.

The Money Market Portfolio is not in any manner approved, endorsed, sponsored or authorized by the U.S. Department of the Treasury.

Note 9. Restatement

During 2009, it was determined that certain corporate actions were recorded incorrectly as capital gain/loss transactions in prior years. The Portfolios and fiscal years materially impacted were as follows:

International Growth Portfolio	December 31, 2008 and 2007
International Equity Portfolio	December 31, 2008 and 2007
Research International Core Portfolio	December 31, 2007
Emerging Markets Equity Portfolio	December 31, 2007

Accordingly, the International Growth Portfolio has restated the Statement of Changes in Net Assets for the year ended December 31, 2008 and the Financial Highlights for the years ended December 31, 2008 and 2007; the International Equity Portfolio has restated the Financial Highlights for the years ended December 31, 2008 and 2007; and the Research International Core and Emerging Markets Equity Portfolios have restated the Financial Highlights for the year ended December 31, 2007.

The relevant Statements of Operations for the years ended December 31, 2008 and 2007 (not presented herein) have not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase dividend income and decrease realized and unrealized gain/(loss) on investments by corresponding amounts each year, with no effect on the previously reported net increase in net assets resulting from operations.

204 Notes to Financial Statements

Notes to Financial Statements

Statement of Changes in Net Assets

(Amounts in Thousands)

	International Growth Portfolio
	Year Ended 12/31/08 - Previously Reported	Year Ended 12/31/08 - Revised
Change in Net Assets from Operations
Net Investment Income (Loss)	$4,790	$5,530

Net Realized Gain (Loss) on Investments	(47,685)	(48,726)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(123,039)	(122,738)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (165,934)	$ (165,934)

Financial Highlights

(For a share outstanding throughout the period)

	International Growth Portfolio
	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss) on Investments	Ratio of Net Investment Income (Loss) to Average Net Assets

2008 Previously Reported	$0.02	$ (0.79)	1.69%
2008 Restated	$0.03	$ (0.80)	1.96%

2007 Previously Reported	$0.02	$ 0.19	1.39%
2007 Restated	$0.03	$ 0.18	1.61%

	International Equity Portfolio
	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss) on Investments	Ratio of Net Investment Income (Loss) to Average Net Assets

2007 Previously Reported	$0.05	$ 0.37	2.21%
2007 Restated	$0.07	$ 0.35	2.76%

Research International Core Portfolio
Ratio of Net Investment Income (Loss) to Average Net Assets

2007 Previously Reported	1.16%
2007 Restated	1.38%

Emerging Markets Equity Portfolio
Ratio of Net Investment Income (Loss) to Average Net Assets

2007 Previously Reported	1.05%
2007 Restated	1.30%

Notes to Financial Statements 205

Notes to Financial Statements

Note 10. Subsequent Event

At its August 6, 2009 meeting, the Series Fund Board approved an Investment Sub-Advisory Agreement between MSA and Janus Capital Management LLC relating to the International Growth Portfolio for an initial period of two years, to be effective on or about September 25, 2009. Under the Agreement, MSA will pay Janus 0.50% on the first $100 million of the International Growth Portfolio’s average daily net assets, 0.43% on the next $150 million, and 0.37% on assets in excess of $250 million.

206 Notes to Financial Statements

Proxy Voting and Portfolio Holdings

Proxy Voting Guidelines

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q filings are available (i) on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Portfolios also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on the Internet at www.nmfn.com.

Proxy Voting and Portfolio Holdings 207

Director and Officer Information (Unaudited)

Northwestern Mutual Series Fund, Inc.

The name, address and year of birth of the directors, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and the number of portfolios overseen in the Northwestern Mutual fund complex, are shown below as of June 30, 2009. Each director (whenever elected) shall hold office until the next annual meeting of shareholders and until his or her successor is elected and qualifies or until his or her earlier death, resignation or removal, provided no director shall serve a term or successive terms totaling more than twelve (12) years. The twelve-year service limitation commences for all directors on the later of May 1, 2003, or the date of his or her election or appointment to the Board. Notwithstanding the foregoing, the Fund’s By-Laws provide that a director who has attained the age of seventy (70) on or before the first quarterly Board meeting in a calendar year shall retire effective at the end of the meeting. If a director attains age seventy (70) after the first quarterly Board meeting in a calendar year, he or she shall retire effective at the end of the first quarterly Board meeting in the following calendar year. The statement of additional information contains additional information about Fund directors and is available without charge, upon request, by calling 1-888-455-2232.

Independent Directors

Name, Address, and Year of Birth	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
William A. McIntosh 720 East Wisconsin Avenue Milwaukee, WI 53202 1939	Director	Since 1997	27	MGIC Investment Corporation

Principal Occupation During Past 5 Years: Financial consulting. Adjunct Faculty Member, Howard University (1998-2004).
Michael G. Smith 720 East Wisconsin Avenue Milwaukee, WI 53202 1944	Director	Since 2003	27	Trustee of The Ivy Family of Funds (2 registered investment companies — 29 portfolios), Director of the TDX Independence Funds, Inc. (5 portfolios), CTMG, Inc., and Cox Business School, Southern Methodist University

Principal Occupation During Past 5 Years: Private investor; retired since 1999.
Miriam M. Allison 720 East Wisconsin Avenue Milwaukee, WI 53202 1947	Director	Since 2006	27	None

Principal Occupation During Past 5 Years: Rancher since 2004. Real estate developer since 2002. From 2001 to 2005, Chairman of UMB Fund Services, Inc. (formerly Sunstone Financial Group, Inc.), a mutual fund service provider.
Robert H. Huffman III 720 East Wisconsin Avenue Milwaukee, WI 53202 1959	Director	Since 2007	27	None

Principal Occupation During Past 5 Years: Co-Founder and Managing Partner of Relative Value Partners, LLC, a registered investment adviser since 2004; prior thereto, Head of Fixed Income Sales, Midwest Region, Citigroup, Inc. (formerly Salomon Brothers).
Michael M. Knetter 720 East Wisconsin Avenue Milwaukee, WI 53202 1960	Director	Since 2007	27	Trustee of The Neuberger Berman Family of Funds (11 registered investment companies — 61 portfolios), Wausau Paper Corp. and Great Wolf Resorts, Inc.

Principal Occupation During Past 5 Years: Dean of University of Wisconsin-Madison School of Business since 2002.

208 Director and Officer Information

Director and Officer Information (Unaudited)

Northwestern Mutual Series Fund, Inc.

Other Directors

Name, Address, and Year of Birth	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
Edward J. Zore 720 East Wisconsin Avenue Milwaukee, WI 53202 1945	Chairman of the Board	Since 2000	27	Manpower, Inc. and Trustee of Northwestern Mutual

Principal Occupation During Past 5 Years: Chairman and Chief Executive Officer of Northwestern Mutual since 2009; President and Chief Executive Officer of Northwestern Mutual from 2001 – 2009.

Executive Officers

Name, Address, and Year of Birth	Position	Length of Time Served
Patricia L. Van Kampen 720 East Wisconsin Avenue Milwaukee, WI 53202 1951	President	2008

Principal Occupation: Vice President – Equities of Mason Street Advisors, LLC since 2008; Managing Director – Head of Equities of Mason Street Advisors, LLC from 2002 – 2008.
Walter M. Givler 720 East Wisconsin Avenue Milwaukee, WI 53202 1957	Vice President; Chief Financial Officer & Treasurer	Since 2003

Principal Occupation During Past 5 Years: Vice President – Accounting Policy of Northwestern Mutual since 2007; Vice President of Investment Accounting for Northwestern Mutual from 2002 – 2007.
Kate M. Fleming 720 East Wisconsin Avenue Milwaukee, WI 53202 1962	Vice President-Operations	Since 2004

Principal Occupation During Past 5 Years: Vice President-Operations of Mason Street Advisors, LLC since 2004. Prior thereto, Assistant General Counsel of Northwestern Mutual.
Barbara E. Courtney 720 East Wisconsin Avenue Milwaukee, WI 53202 1957	Controller	Since 1996

Principal Occupation During Past 5 Years: Director of Mutual Fund Accounting of Northwestern Mutual since 2002.
Michael W. Zielinski 720 East Wisconsin Avenue Milwaukee, WI 53202 1974	Chief Compliance Officer	Since 2006

Principal Occupation During Past 5 Years: Chief Compliance Officer of Mason Street Advisors, LLC since 2006; Counsel, Northwestern Mutual from 2004 - 2006; Associate Counsel, Quasar Distributors, LLC (broker-dealer) from 2003 to 2004.

Randy M. Pavlick 720 East Wisconsin Avenue Milwaukee, WI 53202 1959	Secretary	Since 2006

Principal Occupation During Past 5 Years: Assistant General Counsel of Northwestern Mutual and Assistant Secretary of Mason Street Advisors, LLC, each since 2004; prior thereto, Vice President and General Counsel of UMB Financial Services, Inc. (formerly Sunstone Financial Group, Inc.) (mutual fund service provider) from 1993 to 2004.

Director and Officer Information 209

Approval and Continuance of Investment Advisory and

Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

Annual Contract Review Process

Under Section 15(c) of the Investment Company Act of 1940, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as appropriate, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.

At least annually, the Board of Directors (the “Board”) of the Northwestern Mutual Series Fund, Inc. (the “Series Fund”), including its Independent Directors, considers and votes upon the renewal of the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and each of the sub-advisers of those portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”) for which Mason Street Advisors has appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis.

At its February 19, 2009 meeting, the Series Fund Board, including the Independent Directors, unanimously approved the continuance of the Investment Advisory Agreements between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Portfolios (collectively, the “Investment Advisory Agreements”). At its May 5, 2009 meeting, the Series Fund Board, including the Independent Directors, unanimously approved the continuance of: (1) the Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts Financial Services Company (“MFS”) relating to the Emerging Markets Equity Portfolio and the Research International Core Portfolio; (2) the Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Templeton Investment Counsel, LLC (“Templeton”) relating to the International Equity Portfolio; and (3) the Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Capital Guardian Trust Company (“Cap Guardian”) relating to the Domestic Equity Portfolio and the Investment Sub-Advisory Agreement between Mason Street Advisors and Cap Guardian relating to the Large Cap Blend Portfolio. With respect to the International Equity Portfolio, the Board also considered and approved the continuation of an Investment Sub-Advisory Agreement between Templeton and Franklin Templeton Investments (Asia) Limited (“Templeton Asia”) to provide investment management advice and assistance. MFS, Templeton, Templeton Asia and Cap Guardian are sometimes collectively referred to herein as the “Sub-Advisers,” their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios” and the respective Investment Sub-Advisory Agreements with such Sub-Advisers are collectively referred to herein as the “Sub-Advisory Agreements.”

Factors Considered

In determining whether to approve the continuance of the Investment Advisory Agreements and the Sub-Advisory Agreements on behalf of the Series Fund, the Directors requested and received detailed information from Mason Street Advisors and the Sub-Advisers to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. While particular focus is given to an evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason Street Advisors and the Sub-Advisers and the nature, extent and quality of the services they provide to the Portfolios, and the related performance, costs and expenses, is an ongoing one. As a result, the Directors’ consideration of the nature, extent and quality of services, and the performance, costs and expenses, was informed by information provided and deliberations that occurred at other meetings throughout the year.

The Independent Directors also received a memorandum from their counsel advising the Directors of their responsibilities in connection with the renewal of the Investment Advisory Agreements and Sub-Advisory Agreements, and summarizing the legal standards governing the review of these Agreements. In addition, during the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors and the Sub-Advisers present, and were represented throughout the process by legal counsel to the Independent Directors.

210 Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Approval and Continuance of Investment Advisory and

Sub-Advisory Agreements

Continuation of the Investment Advisory Agreements Between the Series Fund and Mason Street Advisors

The material factors and conclusions that formed the basis for the Board’s determination at its February 19, 2009 meeting to approve the continuance of the Investment Advisory Agreements with respect to each Series Fund Portfolio include those discussed below. In addition to the information provided to them throughout the year, the Directors considered their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates. The Directors evaluated the information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Directors.

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the Directors included Mason Street Advisors’ investment personnel and the experience of the portfolio managers of the Portfolios. The Directors also considered the impact of portfolio manager changes implemented by Mason Street Advisors in connection with the Small Cap Growth Stock Portfolio. The Directors took into consideration enhancements to Mason Street Advisors’ quantitative research group as well as to certain compliance monitoring systems utilized in connection with the Portfolios. The Directors also considered the scope of the services provided by Mason Street Advisors, Mason Street Advisors’ experience, and the performance of the Portfolios. The Directors recognized that in addition to the investment advisory services provided by Mason Street Advisors, Mason Street Advisors and its affiliates provided certain other services necessary for the operation of the Portfolios and the servicing of the beneficial owners of shares of the Series Fund. Based on their review of these factors and their experience with Mason Street Advisors’ services for the Portfolios, the Directors concluded that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, and the resources committed by Mason Street Advisors in providing those services.

Investment Performance.    The Directors considered the investment performance of each of the Portfolios over a variety of periods. In addition to absolute performance for each Portfolio for both short and long-term periods, the Directors considered (i) a comparison of each Portfolio’s one-, three- and five-year (as applicable) performance to the returns of appropriate peer groups created by an independent research firm, certain benchmarks and indices, and to the performance averages of each Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio, if available, and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year (as applicable) periods. The Directors evaluated each Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Portfolios. The Directors were also presented with information from the portfolio managers regarding the relevant market and the factors resulting in the performance of each Portfolio. In addition to performance information presented at the meeting, the Directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. Generally speaking, while attentive to short term performance and what it might indicate, the Directors provided greater weight to longer term performance.

The Directors noted that 15 of the 18 Portfolios advised by Mason Street Advisors had achieved above average performance over the three-year period ended December 31, 2008. With respect to the relative performance of the International Growth Portfolio, the Domestic Equity Portfolio and the Large Cap Blend Portfolio, the Board considered the explanations for the performance and the steps being taken to improve and monitor the performance, and concluded that the performance of these Portfolios was being properly addressed. Based on the Board’s review of the various measures and periods of investment performance, the explanations for the factors resulting in the performance of certain of the Portfolios, and the steps being taken to address performance, the Board concluded that, on balance, it was satisfied with the relative investment performance of the Portfolios over time.

Management Fees and Other Expenses.    In evaluating the management fees paid by the Portfolios, the Directors considered the actual and contractual fees paid by each Portfolio under the Investment Advisory Agreements and the expense waiver agreements that were in place for certain of the Portfolios. The Directors also considered a comparison of the actual and contractual management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The Directors further considered the total operating expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group. The fact that the Investment Advisory Agreements require Mason Street Advisors to be responsible for many of the administrative and operational expenses, in addition to the investment management expenses, of the Portfolios was also considered. The Directors did not consider the management fees charged to other Mason Street Advisors’ clients as relevant, because substantially all of those accounts were managed for affiliates of Mason Street

Approval and Continuance of Investment Advisory and Sub-Advisory Agreements 211

Approval and Continuance of Investment Advisory and

Sub-Advisory Agreements

Advisors and, as such, those accounts were priced based on different factors and considerations. In some instances, these accounts had investment objectives and policies different than the Portfolios. The Directors considered the comparative data as a guide to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not apparent.

The Directors considered each Portfolio’s operating expenses, noting that 24 of the 27 Portfolios were in the first (meaning lowest) or second expense quartile of their respective Lipper peer group category for total net operating expenses, and that the remaining three Portfolios were in the bottom two expense quartiles of their respective Lipper peer group category. With respect to the three Portfolios in the bottom two quartiles, the Directors noted that such Portfolios had first begun operations in 2007 and accordingly, may not have had time to achieve economies of scale. The Directors also considered the nature of the expenses which had contributed to the higher total net operating expenses and noted that expense caps were in place with respect to each such Portfolio. In considering the level of management fees, the Directors also considered the structure and size of the Portfolios, the expenses assumed by Mason Street Advisors, the existing expense cap arrangements agreed to by Mason Street Advisors for certain of the Portfolios and the amounts waived or reimbursed by Mason Street Advisors under the agreements. Based on their review of the management and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the Directors, the Directors concluded that the management fees and total operating expenses of each of the Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Portfolios.

Costs and Profitability.    The Directors also considered Mason Street Advisors’ pricing methodology for its services as investment adviser and for the products for which the Portfolios underlie the investment options. Also considered was the financial condition of Mason Street Advisors and information concerning Mason Street Advisors’ costs and profitability with respect to its relationship with each of the Portfolios. Mason Street Advisors provided a profitability analysis for each Portfolio that included the expense allocation methodology used, net income by Portfolio individually and the Portfolios in the aggregate, net income of Mason Street Advisors for all of its clients in the aggregate, and net profit margins for each Portfolio individually and in the aggregate. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the Directors also considered services provided by affiliates of Mason Street Advisors. The Directors also received information on soft dollar arrangements, including its policies for allocating brokerage and research services, and any other benefits to Mason Street Advisors or its affiliates arising from the Portfolios.

The Directors recognized that there are limitations inherent in allocating costs and calculating profitability for an organization such as Mason Street Advisors, and that it is difficult to make comparisons of profitability among investment advisers and clients because comparative information is not generally publicly available and, when available, such information has been developed using a variety of assumptions and other factors. Based on their review of the profitability analysis for each Portfolio, the Directors concluded that they were satisfied that Mason Street Advisors’ level of profitability from its relationship with each Portfolio was not excessive.

Continuation of the Sub-Advisory Agreements Between Mason Street Advisors and Certain Sub-Advisers

The material factors and conclusions that formed the basis for the Board’s determination at its May 5, 2009 meeting to approve the continuance of each of the Sub-Advisory Agreements with respect to each Sub-Advised Portfolio include those discussed below. In addition to the information provided to them at the meeting by Mason Street Advisers and the Sub-Advisers, the Directors considered their experience with and knowledge of the nature and quality of the services provided by the Sub-Advisers and their discussions with representatives of Mason Street Advisers, its affiliates and the Sub-Advisers. The Directors received a presentation from representatives of each Sub-Adviser involved in the management of the respective Sub-Advised Portfolios, as well as information from Mason Street Advisors regarding due diligence which had been conducted with each Sub-Adviser. The Directors evaluated a variety of information they deemed relevant on a Portfolio by Portfolio basis. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Directors.

Nature, Extent and Quality of Services.    In considering the nature, extent and quality of each Sub-Adviser’s services, factors considered by the Directors included the Sub-Adviser’s investment personnel, the experience of the portfolio managers of each of the Sub-Advised Portfolios, changes in key personnel, and the potential impact of workforce reductions that each Sub-Adviser had experienced. The Directors concluded that they did not believe any of the changes which had been discussed would impact the level of service provided by any Sub-Adviser. The Directors considered MFS’ recent additions to its investment teams. The Directors also considered operational changes that had been implemented by Cap Guardian, including

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the replacement and/or addition of portfolio managers for the Portfolios sub-advised by Cap Guardian. The Directors also considered the scope of the services provided by the Sub-Advisers, noting that there had been no changes in the services provided. With respect to Templeton, the Directors considered that Templeton received certain investment management advice and assistance with respect to the International Equity Portfolio pursuant to an agreement with Templeton Asia. Consideration was also given to the Sub-Advisers’ reputations as leaders in providing investment management services, the Sub-Advisers’ experience and the performance of the Sub-Advised Portfolios. Based on their review of these factors, their discussions with the Sub-Advisers and their experience with the services provided by the Sub-Advisers for the respective Sub-Advised Portfolios, the Directors concluded that they were satisfied with the nature, extent and quality of services provided by Sub-Advisers on behalf of the respective Sub-Advised Portfolios, and the resources committed by each Sub-Adviser in providing those services.

Investment Performance.    The Directors reviewed the investment performance of each of the Sub-Advised Portfolios over a variety of time periods. In addition to absolute performance for each Sub-Advised Portfolio for both short and long-term periods, the Directors considered (i) a comparison of each Sub-Advised Portfolio’s one-, three- and five-year (as applicable) performance to the returns of appropriate peer groups created by an independent research firm, certain benchmarks and indices, and to the performance averages of each Sub-Advised Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio, if available, and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year (as applicable) periods. The Directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Sub-Advised Portfolios. The Directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios. In addition to performance information presented at the meeting, the Directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. Generally speaking, while attentive to short term performance and what it might indicate, the Directors provided greater weight to longer term performance.

With respect to the relative performance of the Domestic Equity Portfolio and the Large Cap Blend Portfolio, the Directors considered Cap Guardian’s explanations for the underperformance and the apparent efficacy of the current steps being taken to improve performance. The Directors also expressed a higher degree of comfort with current portfolio composition. Based on Cap Guardian’s explanation and the Directors’ experience with and knowledge of the nature and quality of services provided by Cap Guardian, the Directors concluded that the performance of these Portfolios was being properly addressed and that they remained confident in Cap Guardian’s ability to manage the Portfolios. The Directors also considered Templeton’s explanation for its performance over the recent period. For the reasons and based on the discussion summarized above, the Board concluded that, on balance, it was satisfied with the relative investment performance of the Sub-Advised Portfolios.

Management Fees and Other Expenses.    In evaluating the management fees and total expenses paid by the Sub-Advised Portfolios, the Directors considered the actual and contractual fees paid by each Sub-Advised Portfolio, as presented in connection with the review of the Series Fund’s investment management agreement with Mason Street Advisors. The Directors also considered the sub-advisory fees, which fees are paid by Mason Street Advisers out of its management fee, including a comparison of those fees with fees charged by certain of the Sub-Advisers for similarly managed sub-advised accounts. The Directors also considered a comparison of the actual and contractual management fees of the Sub-Advised Portfolios and those of an independently selected peer group of mutual funds for each of the Sub-Advised Portfolios. The Directors considered that the fee schedules for the Sub-Advised Portfolios contained breakpoints, and that the fee schedules and breakpoints evidenced an appropriate sharing of economies of scale between the each Sub-Advised Portfolio and Mason Street Advisors. In considering the level of management fees, the Directors also considered the size of the Sub-Advised Portfolios, the increase in management, compliance and related costs, expenses assumed by Mason Street Advisors, and the existing expense cap arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio. The Directors considered the comparative data as a tool to help assess the reasonableness of each Sub-Advised Portfolio’s advisory fee, although they noted that it was difficult to make precise comparisons with other funds because the exact nature of services provided to peer funds is often not apparent.

The Directors also considered the total operating expenses of each of the Sub-Advised Portfolios and compared those expenses with those of each Sub-Advised Portfolio’s respective peer group. The Directors noted in particular the favorable Lipper expense rankings of the Portfolios sub-advised by Templeton and Cap Guardian. The Directors also considered the nature of

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the expenses that had contributed to the higher total operating expenses of the Portfolios sub-advised by MFS and noted that expense cap agreements were in place with respect to each such Portfolio.

Based on their review of the above information and other factors deemed relevant by the Directors, the Directors concluded that the management fees and total expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios over time.

Costs and Profitability.    The Directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided and the financial statements of certain Sub-Advisers or their affiliates who had not provided specific profitability information. The Directors also considered the profitability of Mason Street Advisors. In cases where profitability information had not been provided, the Directors noted that the sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and such Sub-Advisers. The Directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information had been developed using a variety of assumptions and other factors. In connection with their review, the Directors were presented with information concerning the Sub-Advisers’ soft dollar arrangements and any other benefits to the Sub-Advisers arising from the Sub-Advised Portfolios, including the Sub-Advisers’ policies for allocating brokerage for brokerage and research services. Based on their review, the Directors concluded that they were satisfied that the fees paid by each of the Sub-Advised Portfolios was not excessive.

Other Information

The Directors were presented with other information intended to assist them in their consideration of the continuation of the Investment Advisory Agreements and Sub-Advisory Agreements, including information regarding brokerage commissions, portfolio turnover, business continuity, reports from Mason Street Advisors on its review of the respective compliance programs of the Sub-Advisers, the inclusion of certain Sub-Advisers in various distribution programs of Mason Street Advisors’ affiliates, codes of ethics, pending or recent litigation or regulatory actions to which a Sub-Adviser or its affiliates may have been a party, and the applicable sub-adviser’s responses to those actions, and business structure and history.

Conclusions of the Directors

Based on a consideration of all information it deemed relevant in its totality, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of its business judgment concluded that it was in the best interests of each Portfolio to approve the continuation of the Investment Advisory Agreements between the Series Fund and Mason Street Advisors and each of the Sub-Advisory Agreements between Mason Street Advisors and the Sub-Advisers.

214 Approval and Continuance of Investment Advisory and Sub-Advisory Agreements

Northwestern Mutual®

PO BOX 3095
Milwaukee WI 53201-3095

This booklet contains information about the Northwestern Mutual variable insurance product and the mutual funds identified on the front cover. The mutual funds correspond with the investment divisions available under the variable insurance product ("Product"). **The information is prepared for Product owners and does not represent an offer of the Product, nor should it be used in connection with any offer, except when accompanied or preceded by the current Product prospectus or offering circular and the mutual fund prospectuses, which contain detailed information about mutual fund investment objectives and operations, and applicable fees, expenses and sales charges. Prospectuses or offering circulars may be obtained by calling the telephone number or visiting the website address listed below. You should read and carefully consider this information before you invest or send money.** The mutual fund reports are prepared from the books and records of the funds. Discussions of investment performance in the reports represent the views of the funds' portfolio managers as of the dates of the reports. They are not guarantees of investment results, nor should they be relied upon as investment advice or indications of current or future trading strategies of the portfolio managers. Portfolio manager views and security holdings are subject to change at any time.

NMIS is a member of Financial Industry Regulatory Authority (FINRA) and in accordance with the Investor Education and Protection Rule, we are providing our clients information regarding FINRA BrokerCheck, a free resource available to investors. An investor brochure describing FINRA BrokerCheck may be obtained online from FINRA's Web site at www.finra.org or by contacting the FINRA BrokerCheck Hotline at 800-289-9999.

The Northwestern Mutual Life Insurance Company (Northwestern Mutual), 1-888-455-2232, www.northwesternmutual.com

Product Distributor: Northwestern Mutual Investment Services, LLC (NMIS), Suite 600, 611 East Wisconsin Avenue, Milwaukee, WI 53202-4797, 1-866-664-7737, member FINRA and SIPC.

The Northwestern Mutual
Life Insurance Company • Milwaukee, WI
www.northwesternmutual.com

14-1558 (0107) (REV 0709)

REPORT ON FORM N-CSR

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable to semi-annual reports.

Item 6.	Schedule of Investments

Full Schedule of Investments is included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Disclosure Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) The code of ethics referred to in the response to Item 2 above is attached as exhibit EX-99.12(a)(1).

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Patricia L. Van Kampen
Patricia L. Van Kampen, President

Date: August 13, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia L. Van Kampen
Patricia L. Van Kampen, President

Date: August 13, 2009

By:	/s/ Walter M. Givler
Walter M. Givler, Vice-President,
Chief Financial Officer and
Treasurer

Date: August 13, 2009